UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05387

Franklin Mutual Series Funds
(Exact name of registrant as specified in charter)

101 John F. Kennedy Parkway
, Short Hills, NJ 07078-2705
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(210)912-2100

Date of fiscal year end: 12/31

Date of reporting period: 6/30/22

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Mutual
European Fund
A Series of Franklin Mutual Series Funds
June 30, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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Semiannual Report
1
SHAREHOLDER LETTER
Dear Franklin Mutual European Fund Shareholder:
The past six months were eventful and volatile. Several
themes carried over from the winter of 2021, but with
seemingly increased intensity. Mounting inflation, more
hawkish central banks, continuing supply chain difficulties
and renewed COVID-lockdowns remained a part of the
economic landscape, joined by new elements, like war.
Corporate earnings and other economic indicators generally
remained strong for much of the six months. However,
some elements such as consumer spending patterns and
corporate inventories started to show strain toward the end
of the period as inflationary pressures and concern over
the possibility of a recession took their toll on the general population, companies and investors.
European equity markets generally declined the first half
of 2022, pressured by high inflation and Russia’s invasion
of Ukraine. Rebounding consumer demand alongside
continued supply-chain disruptions drove inflation in
many countries to reach the highest levels in decades. In
response, the European Central Bank (ECB) will begin
to tighten monetary policy at its July meeting, carefully
watching the U.S. Federal Reserve’s playbook, as the ECB
wants to curb inflation while being careful not to damage the region’s delicate economic recovery.
Even though the initial shock of Russia’s invasion of Ukraine has receded, the conflict continues to roil markets as
Russia leverages its position as a prominent supplier of oil and natural gas to much of Europe. As the period ended,
many European countries and companies were exploring
alternate ways to fulfill their need for energy. The European
Union’s (EU’s) partial embargo of Russian oil—as well as
the EU’s plans to replace two-thirds of Russian gas imports
by the end of 2022—added to investor concerns about the
economic impact of trade disruptions between Russia and
other parts of Europe. Aside from energy shortages, other
supply-chain disruptions compounded through the end of
the period. In addition to continued struggles from ongoing
pandemic-related shortages, the resurgence of COVID-19
in China and resulting shutdowns of manufacturing facilities and major ports in the country inflamed an already delicate
situation. During first-quarter earnings announcements,
companies began to comment on the effects of rising input
costs on their margins.
Not all progress is evidenced by a steady march forward.
In the near-term, market activity will likely be influenced by developments around the Ukraine conflict, inflation concerns, supply chain constraints and ECB policy and energy prices.
We remain focused on identifying opportunities to acquire
stocks at attractive valuations based upon our assessment
of fundamental value, while taking advantage of volatility.
Our process of finding underappreciated and misunderstood
companies with identifiable catalysts to unlock shareholder
value may provide meaningful upside potential and possible
downside risk management during turbulent periods. In
addition, we continue to focus on event-driven situations
across equity and fixed income with catalysts less correlated to the overall markets. While unnerving, volatility remains
an inherent part of investing in risk assets, and the market historically rewards investors who take an opportunistic long-
term perspective.
On the following pages, the Fund’s portfolio management
team reviews investment decisions made during the past six
months, considering the economic environment and other
factors. Please remember all securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton,
welcome your questions and comments, and look forward
to continuing to serve your investment needs in the years
ahead.
Sincerely,
Christian Correa, CFA
President and Chief Investment Officer
Franklin Mutual Advisers, LLC
This letter reflects our analysis and opinions as of June 30,
2022, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.

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Semiannual Report
2
Contents
Semiannual Report
Franklin Mutual European Fund 3
Performance Summary 6
Your Fund’s Expenses 8
Financial Highlights and Schedule of Investments 9
Financial Statements 19
Notes to Financial Statements 23
Shareholder Information 38
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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SEMIANNUAL REPORT
Franklin Mutual European Fund
This semiannual report for Franklin Mutual European Fund
covers the period ended June 30, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation, which may
occasionally be short term. Its secondary goal is income.
The Fund normally invests at least 80% of its net assets
in securities of European companies that we believe are
available at market prices less than their fundamental value.
The Fund invests primarily in equity securities, mainly
common stocks, with a current focus on mid- and large
cap companies, and normally invests in securities from at
least five different countries. To a lesser extent, the Fund also invests in merger arbitrage securities and the debt and equity of distressed companies. The Fund also may invest
up to 20% of its total assets in securities of U.S. issuers
and in securities of issuers from the Middle East and the
remaining regions of the world. The Geographic Composition
table on this page lists the leading countries where the Fund invests.
Performance Overview
The Fund’s Class Z shares posted a -8.17% cumulative
total return for the six months ended June 30, 2022. For
comparison, the Fund’s primary benchmark, the MSCI
Europe Value Index-NR (Local Currency), which measures
the performance of stocks exhibiting overall value style
characteristics in European developed markets, posted a
-6.03% cumulative total return. Also for comparison, the
Fund’s secondary benchmark, the MSCI Europe Value
Index-NR (USD), posted a -14.16% cumulative total return,
which was substantially below the local currency index
return due to the marked increase of the U.S. dollar versus
a number of European currencies during the period.
1
You can find more of the Fund’s performance data in the
Performance Summary beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR (net of
tax withholding when dividends are paid), posted a -20.18%
total return for the six months ended June 30, 2022.
1
The
combination of resilient consumer demand and persistent
supply-chain disruptions during the six-month period
contributed to higher inflation in many countries that already experienced substantial inflation before the reporting period.
This inflationary pressure led many of the world’s central
banks to adopt less accommodative stances regarding
monetary policy. The Chinese government’s imposition of
new lockdowns to quell the spread of the Omicron variant
of COVID-19 pressured Asian and global emerging market
stocks. Russia’s invasion of Ukraine also increased investor uncertainty, as international sanctions on Russia constrained companies that do business with Russia and disrupted
global economic activity and commodity markets.
Economic growth in the eurozone maintained a slow rate
in the first quarter of 2022 as the war in Ukraine disrupted supply chains, sent commodity prices higher, and weakened
the economic outlook. The war in Ukraine contributed to
record high inflation across the eurozone as commodity
Geographic Composition
6/30/22
% of Total
Net Assets
Germany 20.0%
Netherlands 17.3%
United Kingdom 17.2%
France 17.0%
United States 6.1%
Switzerland 4.6%
Spain 2.9%
Greece 2.8%
Ireland 2.5%
Belgium 2.0%
Other 0.8%
Short-Term Investments & Other Net Assets 6.8%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
14
.

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and oil prices soared. The European Central Bank indicated
it will raise interest rates in July, the first increase in more than a decade, to fight growing inflation. In this environment,
European developed market equities, as measured by the
MSCI Europe Index-NR, posted a -20.79% total return for
the six months under review.
1
Investment Strategy
We follow a distinctive value investment approach that
combines investments in what we believe are undervalued
common stocks with, to a lesser extent, distressed debt
investing and merger arbitrage. Our style aims to provide
our shareholders with superior risk-adjusted results over
time. We employ rigorous, fundamental analysis to find
compelling situations. In our opinion, successful investing
is as much about assessing risk and containing losses as it
is about achieving profits. In choosing investments, we look at the market price of an individual company’s securities
relative to our evaluation of its fundamental value based on factors including book value, cash flow generation, long-term earnings potential and earnings multiples. We may invest in
bankrupt or distressed companies if we believe the market
overreacted to adverse developments or failed to appreciate
positive changes, including restructuring. In addition, it is our practice to hedge the Fund’s currency exposure when we
deem it advantageous for our shareholders.
Manager’s Discussion
During the six-month period, the Fund underperformed its
primary benchmark. Stock selection and an underweight
in consumer discretionary, stock selection in materials
and stock selection and an overweight in health care
curbed relative returns. Security selection in the financials, consumer staples and communication services sectors
bolstered relative performance. The Top 10 Industries table
on this page lists the industries in which the Fund primarily invests, some of which are within the sectors listed above.
During the six-month period, investments that detracted from
Fund performance included Adidas, AerCap Holdings and
Covestro.
Shares of global athletic apparel and footwear brand Adidas
detracted from relative returns, amid concerns about growth
in some of its key markets such as China given recent
COVID-19-related lockdowns. Nonetheless, recent financial
results and guidance have been positive. We continue to see
value in the shares as it is one of two major global players in the global athletic apparel category, and we expect Adidas to see sustained revenue growth and improving margins over
time.
Shares of AerCap Holdings, an Ireland-based aircraft leasing firm, remained under pressure amid ongoing uncertainty
surrounding its 2022 financial results. The stock has been
weak due to concerns about its Russia exposure, given
that it has been so far only able to recover a handful of the aircraft it has leased to the country’s airlines, although the company believes they are fully insured against such losses.
German chemicals company Covestro detracted from
relative performance, amid concerns about higher energy
costs in Europe, the potential for reduced gas supplies,
weaker demand in a recessionary scenario, and the
negative impact from supply chain disruptions in China
during lockdowns this spring. We believe the energy cost
and gas supply situation should be manageable even if
these concerns play out unfavorably, and fortunately China’s lockdowns were temporary. Although a recession would
certainly hurt demand for some of Covestro’s products,
we believe there would be offsets in the form of greater
investment in insulation to conserve energy, and light-
weighting of vehicles, and that a negative scenario is already factored into the share price.
Top positive contributors to performance during the six-
month period included CaixaBank, Deutsche Telekom and
Koninklijke KPN. Deutsche Telekom is listed among the
Fund’s largest positions in the Top 10 Holdings table on page
5.
Spain-based CaixaBank was a standout relative contributor
during the period, given higher interest rates that boosted its primary revenue from floating rate loans, its announcement
for the return of excess capital and lack of exposure to
Russia and Ukraine. We believe the recent acquisition of
Spanish peer Bankia (not a Fund holding) should lead to
cost savings and enhance the bank’s overall market position.
Top 10 Industries
6/30/22
% of Total
Net Assets
a
Insurance 9.9%
Banks 9.1%
Diversified Telecommunication Services 9.0%
Oil, Gas & Consumable Fuels 7.3%
Pharmaceuticals 7.1%
Trading Companies & Distributors 4.6%
Aerospace & Defense 4.0%
Software 3.8%
Beverages 3.7%
Machinery 3.6%

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Moreover, we also believe CaixaBank is well managed and
has a history of emerging stronger from downturns.
Deutsche Telekom (DT) supported relative returns following
press reports about multiple bidders for its German tower
business and a solid earnings report through which the
company raised its outlook for the year. We believe a
significant improvement in free cash flow generation at
T-Mobile, DT’s U.S. subsidiary, following the completion of
its integration of Sprint will further support DT shares in the coming quarters.
Dutch telecommunications services provider Koninklijke KPN
contributed to relative returns during the period. Results for the first quarter were broadly ahead of analysts’ expectations and the company reiterated its outlook for the year despite
rising inflationary pressures. We expect KPN to experience
an increase in its free cash flow generation profile following investments in upgrading its network in the next few years.
During the period, the Fund held currency forwards and
futures, seeking to hedge a significant portion of the currency risk in the portfolio. The hedges had a positive overall impact on the Fund’s performance as the U.S. dollar substantially
rose against a number of European currencies during the
period.
Although the Fund performed better than its secondary
benchmark as well as some other European stock
and growth stock indexes, as fellow shareholders, we
found recent absolute and relative performance against
its primary benchmark disappointing. Our strategy of
seeking undervalued stocks can lag the European value
equity markets at times, but we remain committed to our
disciplined, value investment approach as we seek to
generate attractive, long-term, risk-adjusted returns for
shareholders.
Thank you for your participation in Franklin Mutual
European Fund. We look forward to continuing to serve your
investment needs.
Katrina Dudley, CFA
Co-Lead Portfolio Manager
Mandana Hormozi
Co-Lead Portfolio Manager
Todd Ostrow
Assistant Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
6/30/22
Company
Industry , Country
% of Total
Net Assets
a a
GSK plc 3.8%
Pharmaceuticals, United States
Shell plc 3.4%
Oil, Gas & Consumable Fuels, Netherlands
Novartis AG 3.3%
Pharmaceuticals, Switzerland
Deutsche Telekom AG 3.3%
Diversified Telecommunication Services,
Germany
BP plc 3.2%
Oil, Gas & Consumable Fuels, United Kingdom
British American Tobacco plc 3.2%
Tobacco, United Kingdom
NN Group NV 3.2%
Insurance, Netherlands
ING Groep NV 3.1%
Banks, Netherlands
Direct Line Insurance Group plc 3.1%
Insurance, United Kingdom
BNP Paribas SA 3.0%
Banks, France

Performance Summary as of June 30, 2022
Franklin Mutual European Fund
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The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/22
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; For other share classes, visit franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
Z
6-Month -8.17% -8.17%
1-Year -5.10% -5.10%
5-Year +12.35% +2.36%
10-Year +71.40% +5.54%
A
3
6-Month -8.29% -13.35%
1-Year -5.36% -10.57%
5-Year +11.00% +0.96%
10-Year +66.95% +4.67%
See page 7 for Performance Summary footnotes.

Franklin Mutual European Fund
Performance Summary
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Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Value securities may not increase in price as anticipated or may decline further in value.
Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Because the Fund may invest its assets in companies in a specific region, including Europe, it is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Current political uncertainty concerning the economic consequences of the departure of the
U.K. from the European Union may increase market volatility. The Fund’s investments in smaller-company stocks carry an increased risk of price fluctuation, especially over the short term. The Fund’s investments in companies engaged in mergers, reorganizations or liquidations also involve special risks as pending deals may not be completed on time or on favorable terms. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of
Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
4
Share Class
Z 1.07%
A 1.32%

Your Fund’s Expenses
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Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/22
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
a
Net
Annualized
Expense
Ratio
2
Z $1,000 $918.30 $5.05 $1,019.53 $5.32 1.06%
A $1,000 $917.10 $6.23 $1,018.29 $6.56 1.31%
C $1,000 $913.90 $9.78 $1,014.58 $10.29 2.06%
R $1,000 $916.10 $7.42 $1,017.05 $7.81 1.56%
R6 $1,000 $919.10 $4.61 $1,019.99 $4.85 0.97%

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual European Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class Z
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $21.91 $19.49 $21.31 $17.89 $20.93 $19.20
Income from investment operations
a
:
Net investment income
b
............. 0.44 0.58 0.56
c
0.54 0.49 0.35
Net realized and unrealized gains (losses) (2.23) 2.61 (1.92) 3.46 (2.80) 1.65
Total from investment operations ........ (1.79) 3.19 (1.36) 4.00 (2.31) 2.00
Less distributions from:
Net investment income .............. — (0.77) (0.46) (0.58) (0.73) (0.27)
Net asset value, end of period .......... $20.12 $21.91 $19.49 $21.31 $17.89 $20.93
Total return
d
....................... (8.17)% 16.49% (6.23)% 22.28% (11.12)% 10.45%
Ratios to average net assets
e
Expenses
f ,g
........................ 1.06%
h
1.07%
h
1.08%
h
1.04% 1.04%
h
1.04%
Expenses - incurred in connection with
securities sold short ................. —% —% —% —% —%
i
—%
Net investment income ............... 4.11% 2.71% 3.19%
c
2.77% 2.38% 1.75%
Supplemental data
Net assets, end of period (000’s) ........ $403,342 $457,644 $450,864 $789,012 $958,149 $1,328,622
Portfolio turnover rate ................ 15.72% 32.03% 24.04% 12.16% 35.42% 17.33%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.30 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.48%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual European Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $21.24 $18.91 $20.67 $17.37 $20.33 $18.66
Income from investment operations
a
:
Net investment income
b
............. 0.40 0.51 0.54
c
0.49 0.41 0.31
Net realized and unrealized gains (losses) (2.16) 2.54 (1.91) 3.33 (2.69) 1.58
Total from investment operations ........ (1.76) 3.05 (1.37) 3.82 (2.28) 1.89
Less distributions from:
Net investment income .............. — (0.72) (0.39) (0.52) (0.68) (0.22)
Net asset value, end of period .......... $19.48 $21.24 $18.91 $20.67 $17.37 $20.33
Total return
d
....................... (8.29)% 16.23% (6.50)% 21.98% (11.29)% 10.14%
Ratios to average net assets
e
Expenses
f ,g
........................ 1.31%
h
1.32%
h
1.33%
h
1.29% 1.29%
h
1.29%
Expenses - incurred in connection with
securities sold short ................. —% —% —% —% —%
i
—%
Net investment income ............... 3.89% 2.45% 3.14%
c
2.52% 2.13% 1.50%
Supplemental data
Net assets, end of period (000’s) ........ $247,856 $281,685 $272,579 $512,218 $564,038 $714,915
Portfolio turnover rate ................ 15.72% 32.03% 24.04% 12.16% 35.42% 17.33%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.44%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual European Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $21.60 $19.17 $20.93 $17.56 $20.38 $18.70
Income from investment operations
a
:
Net investment income
b
............. 0.31 0.38 0.38
c
0.35 0.29 0.15
Net realized and unrealized gains (losses) (2.17) 2.54 (1.90) 3.35 (2.72) 1.60
Total from investment operations ........ (1.86) 2.92 (1.52) 3.70 (2.43) 1.75
Less distributions from:
Net investment income .............. — (0.49) (0.24) (0.33) (0.39) (0.07)
Net asset value, end of period .......... $19.74 $21.60 $19.17 $20.93 $17.56 $20.38
Total return
d
....................... (8.61)% 15.32% (7.15)% 21.01% (11.96)% 9.37%
Ratios to average net assets
e
Expenses
f ,g
........................ 2.06%
h
2.07%
h
2.08%
h
2.04% 2.04%
h
2.04%
Expenses - incurred in connection with
securities sold short ................. —% —% —% —% —%
i
—%
Net investment income ............... 2.96% 1.83% 2.18%
c
1.77% 1.38% 0.75%
Supplemental data
Net assets, end of period (000’s) ........ $17,453 $24,236 $34,693 $61,743 $78,149 $179,123
Portfolio turnover rate ................ 15.72% 32.03% 24.04% 12.16% 35.42% 17.33%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.47%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual European Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $20.75 $18.49 $20.27 $17.05 $19.97 $18.35
Income from investment operations
a
:
Net investment income
b
............. 0.35 0.45 0.53
c
0.43 0.35 0.22
Net realized and unrealized gains (losses) (2.09) 2.48 (1.92) 3.27 (2.64) 1.60
Total from investment operations ........ (1.74) 2.93 (1.39) 3.70 (2.29) 1.82
Less distributions from:
Net investment income .............. — (0.67) (0.39) (0.48) (0.63) (0.20)
Net asset value, end of period .......... $19.01 $20.75 $18.49 $20.27 $17.05 $19.97
Total return
d
....................... (8.39)% 15.96% (6.76)% 21.70% (11.54)% 9.92%
Ratios to average net assets
e
Expenses
f,g
........................ 1.56%
h
1.58%
h
1.58%
h
1.54% 1.54%
h
1.54%
Expenses - incurred in connection with
securities sold short ................. —% —% —% —% —%
i
—%
Net investment income ............... 3.43% 2.21% 3.19%
c
2.27% 1.88% 1.25%
Supplemental data
Net assets, end of period (000’s) ........ $461 $639 $714 $733 $731 $821
Portfolio turnover rate ................ 15.72% 32.03% 24.04% 12.16% 35.42% 17.33%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.48%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual European Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $21.88 $19.47 $21.29 $17.87 $20.91 $19.19
Income from investment operations
a
:
Net investment income
b
............. 0.45 0.60 0.64
c
0.69 0.56 0.41
Net realized and unrealized gains (losses) (2.22) 2.60 (1.97) 3.33 (2.85) 1.62
Total from investment operations ........ (1.77) 3.20 (1.33) 4.02 (2.29) 2.03
Less distributions from:
Net investment income .............. — (0.79) (0.49) (0.60) (0.75) (0.31)
Net asset value, end of period .......... $20.11 $21.88 $19.47 $21.29 $17.87 $20.91
Total return
d
....................... (8.09)% 16.56% (6.10)% 22.35% (10.94)% 10.63%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.99% 1.02% 1.00% 0.94% 0.92% 0.88%
Expenses net of waiver and payments by
affiliates
f,g
......................... 0.9 7% 0.99% 0.97% 0.93% 0.91% 0.88%
Expenses - incurred in connection with
securities sold short ................. —% —% —% —% —%
h
—%
Net investment income ............... 4.26% 2.78% 3.61%
c
2.88% 2.51% 1.91%
Supplemental data
Net assets, end of period (000’s) ........ $32,603 $35,798 $33,407 $44,561 $149,796 $294,660
Portfolio turnover rate ................ 15.72% 32.03% 24.04% 12.16% 35.42% 17.33%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.30 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.91%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), June 30, 2022
Franklin Mutual European Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a a
Country Shares
a
Value
a a a a a a
Common Stocks 93.2%
Aerospace & Defense 4.0%
Airbus SE ........................................... France 172,595 $ 16,880,693
BAE Systems plc ..................................... United Kingdom 1,073,576 10,867,091
27,747,784
Auto Components 2.3%
Cie Generale des Etablissements Michelin SCA .............. France 579,268 15,819,618
Banks 9.1%
BNP Paribas SA ...................................... France 445,731 21,319,175
CaixaBank SA ........................................ Spain 5,874,771 20,572,779
ING Groep NV ....................................... Netherlands 2,201,099 21,683,325
63,575,279
Beverages 3.7%
Anheuser-Busch InBev SA/NV ........................... Belgium 257,015 13,840,100
Heineken NV ........................................ Netherlands 130,978 11,921,263
25,761,363
Chemicals 1.7%
a
Covestro AG, 144A, Reg S .............................. Germany 348,593 12,112,576
Construction Materials 2.0%
HeidelbergCement AG ................................. Germany 292,889 14,140,387
Diversified Telecommunication Services 9.0%
Deutsche Telekom AG .................................. Germany 1,156,506 23,000,950
Hellenic Telecommunications Organization SA ................ Greece 1,107,194 19,336,073
Koninklijke KPN NV ................................... Netherlands 5,908,847 21,023,445
63,360,468
Food Products 2.8%
Danone SA .......................................... France 348,796 19,532,407
Health Care Providers & Services 2.7%
Fresenius SE & Co. KGaA ............................... Germany 629,488 19,142,912
Household Durables 2.3%
b
Berkeley Group Holdings plc ............................. United Kingdom 168,967 7,680,738
Persimmon plc ....................................... United Kingdom 383,349 8,720,484
16,401,222
Household Products 2.4%
Reckitt Benckiser Group plc ............................. United Kingdom 223,122 16,778,752
Independent Power and Renewable Electricity Producers 2.2%
RWE AG ............................................ Germany 424,638 15,704,936
Industrial Conglomerates 2.1%
Siemens AG ......................................... Germany 140,074 14,398,429
Insurance 9.9%
ASR Nederland NV .................................... Netherlands 517,151 20,848,969
Conduit Holdings Ltd. .................................. United States 1,103,359 4,534,100
Direct Line Insurance Group plc .......................... United Kingdom 7,050,831 21,638,541
NN Group NV ........................................ Netherlands 495,515 22,442,232
69,463,842
IT Services 2.6%
Capgemini SE ........................................ France 104,705 18,056,576

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual European Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery 3.6%
c
Alstom SA ........................................... France 570,966 $ 13,037,126
Vossloh AG .......................................... Germany 387,297 12,381,086
25,418,212
Oil, Gas & Consumable Fuels 7.3%
BP plc .............................................. United Kingdom 4,803,731 22,552,189
Shell plc ............................................ Netherlands 904,812 23,559,950
Var Energi ASA ....................................... Norway 1,393,845 5,442,000
51,554,139
Pharmaceuticals 7.1%
GSK plc ............................................ United States 1,240,681 26,734,268
Novartis AG ......................................... Switzerland 273,828 23,218,959
49,953,227
Real Estate Management & Development 1.5%
Savills plc ........................................... United Kingdom 825,207 10,173,283
Software 3.8%
a
Avast plc, 144A, Reg S ................................. United States 1,783,685 11,223,672
Software AG ......................................... Germany 466,119 15,455,555
26,679,227
Textiles, Apparel & Luxury Goods 3.3%
adidas AG ........................................... Germany 80,512 14,300,743
Cie Financiere Richemont SA ............................ Switzerland 83,856 9,021,236
23,321,979
Tobacco 3.2%
British American Tobacco plc ............................. United Kingdom 525,779 22,533,431
Trading Companies & Distributors 4.6%
b
AerCap Holdings NV ................................... Ireland 428,098 17,526,332
Rexel SA ........................................... France 955,642 14,765,876
32,292,208
Total Common Stocks (Cost $681,825,543) .....................................
653,922,257
Warrants
Warrants 0.0%
†
Textiles, Apparel & Luxury Goods 0.0%
†
b
Cie Financiere Richemont SA, 11/22/23 ..................... Switzerland 472,886 257,623
Total Warrants (Cost $–) ......................................................
257,623
Total Long Term Investments (Cost $681,825,543) ...............................
654,179,880
a
Short Term Investments 3.4%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.4%
d
FHLB, 7/01/22 ....................................... United States 7,800,000 7,800,000
d,e
U.S. Treasury Bills, 7/12/22 .............................. United States 2,000,000 1,999,416
Total U.S. Government and Agency Securities (Cost $9,799,529) ..................
9,799,416

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual European Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
f
Investments from Cash Collateral Received for
Loaned Securities 2.0%
Money Market Funds 1.6%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 0.895% .... United States 11,245,000 $ 11,245,000
Principal
Amount
*
Repurchase Agreements 0.4%
i
Joint Repurchase Agreement, J.P. Morgan Securities LLC, 1.48%,
7/01/22 (Maturity Value $2,811,580)
Collateralized by U.S. Treasury Notes, 0.5%, 4/30/27 - 5/31/27
(valued at $2,867,696) ................................ 2,811,464 2,811,464
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $14,056,464) ...........................................................
14,056,464
Total Short Term Investments (Cost $23,855,993 ) ................................
23,855,880
a
Total Investments (Cost $705,681,536) 96.6% ...................................
$678,035,760
Other Assets, less Liabilities 3.4% .............................................
23,679,194
Net Assets 100.0% ...........................................................
$701,714,954
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2022, the aggregate value of these securities was $23,336,248, representing 3.3% of net assets.
b
Non-income producing.
c
A portion or all of the security is on loan at June 30, 2022. See Note 1(g).
d
The security was issued on a discount basis with no stated coupon rate.
e
A portion or all of the security has been segregated as collateral for open forward exchange contracts. At June 30, 2022, the value of this security pledged amounted to
$251,926, representing less than 0.1% of net assets.
f
See Note 1(g) regarding securities on loan.
g
See Note 3(f) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
i
See Note 1(c) regarding joint repurchase agreement.

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual European Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
At June 30, 2022, the Fund had the following futures contracts outstanding. See Note 1 ( d ).
At June 30, 2022, the Fund had the following forward exchange contracts outstanding. See Note 1 ( d ).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI EAFE Index ............................ Long 43 $ 3,991,690 9/16/22 $ 15,821
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 1,104 145,424,400 9/19/22 3,202,474
Foreign Exchange GBP/USD ................... Short 1,085 82,724,469 9/19/22 2,106,289
Total Futures Contracts ...................................................................... $5,324,584
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Swiss Franc ....... BNY Buy 3,297,331 3,607,797 7/20/22 $ — $ (149,967)
Swiss Franc ....... HSBK Buy 5,496,172 5,982,763 7/20/22 — (219,064)
Swiss Franc ....... HSBK Sell 44,772,959 49,139,764 7/20/22 2,187,473 —
Swiss Franc ....... UBSW Buy 6,367,930 6,540,317 7/20/22 152,275 (14,703)
Euro ............. BOFA Buy 8,155,435 8,676,733 7/25/22 4,153 (123,198)
Euro ............. HSBK Buy 7,601,535 8,153,767 7/25/22 5,043 (182,341)
Euro ............. HSBK Sell 18,501,538 21,111,550 7/25/22 1,697,455 —
Euro ............. SSBT Sell 7,126,058 8,154,918 7/25/22 677,380 —
Euro ............. UBSW Buy 2,811,285 2,950,450 7/25/22 — (502)
Euro ............. UBSW Sell 22,638,058 25,801,835 7/25/22 2,047,193 —
Euro ............. BOFA Sell 5,043,529 5,645,508 8/08/22 347,936 —
Euro ............. HSBK Sell 4,544,210 5,101,829 8/08/22 328,725 —
Euro ............. SSBT Sell 20,399,187 23,313,251 8/08/22 1,886,551 —
Euro ............. UBSW Sell 29,383,293 33,471,983 8/08/22 2,608,644 —
British Pound ...... BOFA Sell 18,189,932 23,735,037 8/15/22 1,578,863 —
British Pound ...... HSBK Sell 17,821,406 23,256,133 8/15/22 1,548,841 —
British Pound ...... SSBT Sell 2,902,193 3,574,298 8/15/22 39,759 (466)
British Pound ...... UBSW Sell 328,596 421,991 8/15/22 21,746 —
Euro ............. BOFA Sell 39,337,461 42,841,586 10/12/22 1,311,831 —
Euro ............. HSBK Sell 706,233 773,919 10/12/22 28,327 —
Euro ............. SSBT Sell 36,589,895 39,879,530 10/12/22 1,250,463 —
Euro ............. UBSW Sell 2,107,454 2,281,888 10/12/22 56,985 —
Total Forward Exchange Contracts ................................................... $17,779,643 $(690,241)
Net unrealized appreciation (depreciation) ............................................ $17,089,402
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual European Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
See Note 12 regarding other derivative information.
See A bbreviations on page 37 .

Franklin Mutual Series Funds
Financial Statements
Statement of Assets and Liabilities
June 30, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
Franklin Mutual
European Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $691,625,072
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 11,245,000
Cost - Unaffiliated repurchase agreements ...................................................... 2,811,464
Value - Unaffiliated issuers (Includes securities loaned of $11,733,404) ................................. $663,979,296
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 11,245,000
Value - Unaffiliated repurchase agreements ...................................................... 2,811,464
Cash .................................................................................... 14,067,864
Restricted cash for OTC derivative contracts (Note 1e) ............................................... 4,080,000
Receivables:
Investment securities sold ................................................................... 39,220
Capital shares sold ........................................................................ 191,030
Dividends and interest ..................................................................... 3,741,032
European Union tax reclaims (Note 1 h ) ......................................................... 7,960,594
Deposits with brokers for:
Futures contracts ........................................................................ 5,303,777
Unrealized appreciation on OTC forward exchange contracts .......................................... 17,779,643
Other assets .............................................................................. 742,985
Total assets .......................................................................... 731,941,905
Liabilities:
Payables:
Investment securities purchased .............................................................. 625,491
Capital shares redeemed ................................................................... 1,764,301
Management fees ......................................................................... 524,781
Distribution fees .......................................................................... 68,691
Transfer agent fees ........................................................................ 151,213
Trustees' fees and expenses ................................................................. 175,768
IRS closing agreement payments for European Union tax reclaims (Note 1 h ) ............................. 6,574,037
Variation margin on futures contracts ........................................................... 954,877
Deposits from brokers for:
OTC derivative contracts .................................................................. 4,080,000
Unrealized depreciation on OTC forward exchange contracts .......................................... 690,241
Payable upon return of securities loaned (Note 1 g ) .................................................. 14,056,464
Accrued expenses and other liabilities ........................................................... 561,087
Total liabilities ......................................................................... 30,226,951
Net assets, at value ................................................................. $701,714,954
Net assets consist of:
Paid-in capital ............................................................................. $824,757,974
Total distributable earnings (losses) ............................................................. (123,043,020)
Net assets, at value ................................................................. $701,714,954

Franklin Mutual Series Funds
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
Franklin Mutual
European Fund
Class Z:
Net assets, at value ....................................................................... $403,341,698
Shares outstanding ........................................................................ 20,042,683
Net asset value and maximum offering price per share ............................................. $20.12
Class A:
Net assets, at value ....................................................................... $247,855,849
Shares outstanding ........................................................................ 12,721,086
Net asset value per share
a
.................................................................. $19.48
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $20.61
Class C:
Net assets, at value ....................................................................... $17,453,220
Shares outstanding ........................................................................ 884,074
Net asset value and maximum offering price per share
a
............................................. $19.74
Class R:
Net assets, at value ....................................................................... $460,718
Shares outstanding ........................................................................ 24,240
Net asset value and maximum offering price per share ............................................. $19.01
Class R6:
Net assets, at value ....................................................................... $32,603,469
Shares outstanding ........................................................................ 1,621,429
Net asset value and maximum offering price per share ............................................. $20.11
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Mutual Series Funds
Financial Statements
Statement of Operations
for the six months ended June 30, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
Franklin Mutual
European Fund
Investment income:
Dividends: (net of foreign taxes of $2,276,973)
Unaffiliated issuers ........................................................................ $19,187,352
Interest:
Unaffiliated issuers ........................................................................ 41,833
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 1,821
Non-controlled affiliates (Note 3 f ) ............................................................. 5,520
Other income (Note 1 h ) ...................................................................... 1,246,216
Less: IRS closing agreement payments for European Union tax reclaims (Note 1 h ) .......................... (367,308)
Total investment income ................................................................... 20,115,434
Expenses:
Management fees (Note 3 a ) ................................................................... 3,398,399
Distribution fees: (Note 3c )
    Class A ................................................................................ 336,624
    Class C ................................................................................ 105,943
    Class R ................................................................................ 1,434
Transfer agent fees: (Note 3e )
    Class Z ................................................................................ 253,910
    Class A ................................................................................ 151,563
    Class C ................................................................................ 11,940
    Class R ................................................................................ 323
    Class R6 ............................................................................... 6,946
Custodian fees (Note 4 ) ...................................................................... 26,739
Reports to shareholders fees .................................................................. 58,546
Registration and filing fees .................................................................... 41,432
Professional fees ........................................................................... 82,804
Trustees' fees and expenses .................................................................. 26,682
Other .................................................................................... 55,441
Total expenses ......................................................................... 4,558,726
Expense reductions (Note 4 ) ............................................................... (232)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (6,629)
Net expenses ......................................................................... 4,551,865
Net investment income ................................................................ 15,563,569
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 11,145,556
Foreign currency transactions ................................................................ (948,530)
Forward exchange contracts ................................................................. 11,740,172
Futures contracts ......................................................................... 12,333,532
Net realized gain (loss) .................................................................. 34,270,730
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (137,101,258)
Translation of other assets and liabilities denominated in foreign currencies .............................. (650,340)
Forward exchange contracts ................................................................. 12,890,584
Futures contracts ......................................................................... 8,004,888
Net change in unrealized appreciation (depreciation) ............................................ (116,856,126)
Net realized and unrealized gain (loss) ............................................................ (82,585,396)
Net increase (decrease) in net assets resulting from operations .......................................... $(67,021,827)

Franklin Mutual Series Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
Franklin Mutual European Fund
Six Months Ended
June 30, 2022
(unaudited)
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $15,563,569 $21,172,005
Net realized gain (loss) ................................................. 34,270,730 31,040,915
Net change in unrealized appreciation (depreciation) ........................... (116,856,126) 70,490,319
Net increase (decrease) in net assets resulting from operations ................ (67,021,827) 122,703,239
Distributions to shareholders:
Class Z ............................................................. — (15,926,586)
Class A ............................................................. — (9,419,264)
Class C ............................................................. — (570,434)
Class R ............................................................. — (20,425)
Class R6 ............................................................ — (1,269,921)
Total distributions to shareholders .......................................... — (27,206,630)
Capital share transactions: (Note 2 )
Class Z ............................................................. (14,720,929) (48,044,865)
Class A ............................................................. (11,081,315) (23,274,928)
Class C ............................................................. (4,995,116) (14,611,281)
Class R ............................................................. (128,345) (145,394)
Class R6 ............................................................ (339,050) (1,676,181)
Total capital share transactions ............................................ (31,264,755) (87,752,649)
Net increase (decrease) in net assets ................................... (98,286,582) 7,743,960
Net assets:
Beginning of period ..................................................... 800,001,536 792,257,576
End of period .......................................................... $701,714,954 $800,001,536

Franklin Mutual Series Funds
23
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Semiannual Report
Notes to Financial Statements (unaudited)
Franklin Mutual European Fund
1. Organization and Significant Accounting Policies
Franklin Mutual Series Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of six separate
funds and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP). Franklin Mutual European Fund (Fund) is
included in this report. The Fund offers five classes of
shares: Class Z, Class A, Class C, Class R and Class R6.
Class C shares automatically convert to Class A shares on
a monthly basis, after they have been held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
24
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Franklin Mutual European Fund
(continued)
such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
June 30, 2022, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
25
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Franklin Mutual European Fund
(continued)
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
period end, as indicated in the Schedule of Investments, had been entered into on June 30, 2022.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to certain foreign
currencies and equity price risk. A futures contract is an
agreement between the Fund and a counterparty to buy or
sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities.
The Fund entered into OTC forward exchange contracts
primarily to manage exposure to certain foreign currencies.
A forward exchange contract is an agreement between the
Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
See Note 12 regarding other derivative information.
1. Organization and Significant Accounting Policies
(continued)
c. Joint Repurchase Agreement
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
26
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Franklin Mutual European Fund
(continued)
e. Restricted Cash
At June 30, 2022, the Fund held restricted cash in
connection with investments in certain derivative securities.
Restricted cash is held in a segregated account with the
Fund’s custodian/counterparty broker and is reflected in the
Statement of Assets and Liabilities.
f. Securities Sold Short
The Fund is engaged in selling securities short, which
obligates the Fund to replace a borrowed security with the
same security at current fair value. The Fund incurs a loss
if the price of the security increases between the date of
the short sale and the date on which the Fund replaces the
borrowed security. The Fund realizes a gain if the price of
the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Fund is required to establish a margin account with the
broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements
until the short position is closed out. A deposit must also be maintained with the Fund's custodian/counterparty broker
consisting of cash and/or securities having a value equal
to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the
securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short.
Such dividends and/or interest and any security borrowing
fees are recorded as an expense to the Fund. At June 30,
2022, the Fund had no securities sold short.
g. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement.
The Fund may receive income from the investment of cash
collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid
to the securities lending agent and/or third-party vendor,
is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any
cash collateral investment, securities loaned, and the risk
that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower.
h. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax
1. Organization and Significant Accounting Policies
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
27
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Franklin Mutual European Fund
(continued)
purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal
year exceed foreign withholding taxes paid by the Fund,
and the Fund previously passed through to its shareholders
foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund
will enter into a closing agreement with the Internal Revenue
Service (IRS) in order to pay the associated tax liability on behalf of the Fund's shareholders. The Fund determined to
enter into a closing agreement with the IRS and recorded the estimated payments as a reduction to income, as reflected in the Statement of Operations.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2022, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
i. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income and dividends
declared on securities sold short are recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
j. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
k. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
h. Income and Deferred Taxes
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
28
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Franklin Mutual European Fund
(continued)
2. Shares of Beneficial Interest
At June 30, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
June 30, 2022
Year Ended
December 31, 2021
Shares Amount Shares Amount
Class Z Shares:
Shares sold ................................... 3,377,687 $73,958,933 1,924,462 $41,875,442
Shares issued in reinvestment of distributions .......... — — 687,137 14,708,283
Shares redeemed ............................... (4,221,144) (88,679,862) (4,859,850) (104,628,590)
Net increase (decrease) .......................... (843,457) $(14,720,929) (2,248,251) $(48,044,865)
Class A Shares:
Shares sold
a
................................... 614,797 $12,887,176 1,186,474 $25,072,584
Shares issued in reinvestment of distributions .......... — — 433,686 9,001,850
Shares redeemed ............................... (1,155,464) (23,968,491) (2,770,582) (57,349,362)
Net increase (decrease) .......................... (540,667) $(11,081,315) (1,150,422) $(23,274,928)
Class C Shares:
Shares sold ................................... 36,474 $783,741 108,558 $2,310,237
Shares issued in reinvestment of distributions .......... — — 26,553 561,304
Shares redeemed
a
.............................. (274,239) (5,778,857) (823,111) (17,482,822)
Net increase (decrease) .......................... (237,765) $(4,995,116) (688,000) $(14,611,281)
Class R Shares:
Shares sold ................................... 2,082 $42,985 9,141 $189,771
Shares issued in reinvestment of distributions .......... — — 1,007 20,425
Shares redeemed ............................... (8,649) (171,330) (17,956) (355,590)
Net increase (decrease) .......................... (6,567) $(128,345) (7,808) $(145,394)
Class R6 Shares:
Shares sold ................................... 97,338 $2,060,511 238,083 $5,116,650
Shares issued in reinvestment of distributions .......... — — 11,304 241,602
Shares redeemed ............................... (111,769) (2,399,561) (329,726) (7,034,433)
Net increase (decrease) .......................... (14,431) $(339,050) (80,339) $(1,676,181)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
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(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2022, the annualized gross effective investment management fee rate was 0.875% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Fund. The fee is paid by
Franklin Mutual based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class Z and Class R6 shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
Annualized Fee Rate Net Assets
0.875% Up to and including $1 billion
0.845% Over $1 billion, up to and including $2 billion
0.825% Over $2 billion, up to and including $5 billion
0.805% In excess of $5 billion
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $4,600
CDSC retained .............................................................................. $218
3. Transactions with Affiliates
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
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Franklin Mutual European Fund
(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended June 30, 2022, the Fund paid transfer agent fees of $424,682, of which $182,145 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2022, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.02% based on the average net assets of the class until April 30, 2023.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2022, the custodian fees were reduced as noted in the Statement of Operations.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Mutual European Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.895% $— $14,956,000 $(3,711,000) $— $— $11,245,000 11,245,000 $5,520
Total Affiliated Securities ... $— $14,956,000 $(3,711,000) $— $— $11,245,000 $5,520
3. Transactions with Affiliates
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
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Franklin Mutual European Fund
(continued)
5. Independent Trustees' Retirement Plan
On January 1, 1993, the Trust adopted an Independent Trustees’ Retirement Plan (Plan). The Plan is an unfunded defined benefit plan that provides benefit payments to Trustees whose length of service and retirement age meets the eligibility requirements of the Plan. Benefits under the Plan are based on years of service and fees paid to each trustee at the time of retirement. Effective in December 1996, the Plan was closed to new participants.
During the period ended June 30, 2022, the Fund’s projected benefit obligation and benefit payments under the Plan were as follows:
6. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2021, the capital loss carryforwards were as follows:
At June 30, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, EU reclaims, corporate actions and futures contracts.
7. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2022, aggregated
$138,488,612 and $114,608,397, respectively.
At June 30, 2022, in connection with securities lending transactions, the Fund loaned equity investments and received
$14,056,464 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
a
Projected benefit obligation at June 3 0 , 2022 .......... $151,988
b
Increase (decrease) in projected benefit obligation ...... $6,076
Benefit payments made to retired trustees ............. $—
a
The projected benefit obligation is included in trustees’ fees and expenses in the Statement of Assets and Liabilities.
b
The increase (decrease) in projected benefit obligation is reflected in trustees’ fees and expenses in the Statement of Operations.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $26,359,012
Long term ................................................................................ 152,896,913
Total capital loss carryforwards ............................................................... $179,255,925
Cost of investments .......................................................................... $708,453,463
Unrealized appreciation ........................................................................ $96,182,924
Unrealized depreciation ........................................................................ (104,186,641)
Net unrealized appreciation (depreciation) .......................................................... $(8,003,717)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
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Franklin Mutual European Fund
(continued)
8. Credit Risk and Defaulted Securities
The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the
Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.
At June 30, 2022, the Fund did not hold any distressed company securities for which interest recognition has been discontinued.
9. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
10. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
11. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
12. Other Derivative Information
At June 30, 2022, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Mutual European Fund
Foreign exchange contracts ..
Variation margin on futures
contracts
$ 5,308,763
a
Variation margin on futures
contracts
$ —
Unrealized appreciation on OTC
forward exchange contracts
17,779,643 Unrealized depreciation on OTC
forward exchange contracts
690,241
Equity contracts ...........

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
33
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Franklin Mutual European Fund
(continued)
For the period ended June 30, 2022, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2022, the average month end notional amount of futures contracts represented $252,671,144.
The average month end contract value of forward exchange contracts was $358,619,684.
At June 30, 2022, OTC derivative assets and liabilities are as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Mutual European Fund (continued)
Variation margin on futures
contracts
$ 15,821
a
Variation margin on futures
contracts
$ —
Total .................... $23,104,227 $690,241
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Mutual European Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Futures contracts $14,191,152 Futures contracts $8,291,543
Forward exchange contracts 11,740,172 Forward exchange contracts 12,890,584
Equity Contracts ..............
Futures contracts (1,857,620) Futures contracts (286,655)
Total ....................... $24,073,704 $20,895,472
2
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Franklin Mutual European Fund
Derivatives
Forward exchange contracts ............................. $ 17,779,643 $ 690,24 1
Total ............................................. $17,779,643 $690,241
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
12. Other Derivative Information
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
34
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Franklin Mutual European Fund
(continued)
At June 30, 2022, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
At June 30, 2022, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(d) regarding derivative financial instruments.
See Abbreviations on page 37 .
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a,b
Cash
Collateral
Received
b
Net Amount
(Not less
than zero)
Franklin Mutual European Fund
Counterparty
BNY .................... $— $— $— $— $—
BOFA .................... 3,242,783 (123,198) (3,119,585) — —
HSBK ................... 5,795,864 (401,405) (3,822,345) — 1,572,114
SSBT .................... 3,854,153 (466) — (3,853,687) —
UBSW ................... 4,886,843 (15,205) (4,871,638) — —
Total ................... $17,779,643 $(540,274) $ (11,813,568) $(3,853,687) $1,572,114
$ 1
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
b
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Franklin Mutual European Fund
Counterparty
BNY .................... $149,967 $— $(149,967) $— $—
BOFA .................... 123,198 (123,198) — — —
HSBK ................... 401,405 (401,405) — — —
SSBT .................... 466 (466) — — —
UBSW ................... 15,205 (15,205) — — —
Total ................... $690,241 $(540,274) $(149,967) $— $—
a
At June 30, 2022, the Fund received United Kingdom Treasury Bonds and U.S. Treasury Bills, Bonds and Notes as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
12. Other Derivative Information
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
35
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Franklin Mutual European Fund
(continued)
13. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2022, the Fund did not use the
Global Credit Facility.
14. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2022, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual European Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 27,747,784 $ — $ 27,747,784
Auto Components ...................... — 15,819,618 — 15,819,618
Banks ............................... — 63,575,279 — 63,575,279
Beverages ........................... — 25,761,363 — 25,761,363
Chemicals ........................... — 12,112,576 — 12,112,576
Construction Materials .................. — 14,140,387 — 14,140,387
Diversified Telecommunication Services ..... — 63,360,468 — 63,360,468
Food Products ........................ — 19,532,407 — 19,532,407
Health Care Providers & Services .......... — 19,142,912 — 19,142,912
Household Durables .................... — 16,401,222 — 16,401,222
Household Products .................... — 16,778,752 — 16,778,752
Independent Power and Renewable Electricity
Producers .......................... — 15,704,936 — 15,704,936
Industrial Conglomerates ................ — 14,398,429 — 14,398,429
Insurance ............................ — 69,463,842 — 69,463,842
IT Services ........................... — 18,056,576 — 18,056,576
Machinery ............................ — 25,418,212 — 25,418,212
Oil, Gas & Consumable Fuels ............. — 51,554,139 — 51,554,139

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
36
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Franklin Mutual European Fund
(continued)
15. New Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03,
Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions.
The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.
16. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have oc curred that require disclosure .
Level 1 Level 2 Level 3 Total
Franklin Mutual European Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Pharmaceuticals ....................... $ — $ 49,953,227 $ — $ 49,953,227
Real Estate Management & Development .... — 10,173,283 — 10,173,283
Software ............................. 11,223,672 15,455,555 — 26,679,227
Textiles, Apparel & Luxury Goods .......... — 23,321,979 — 23,321,979
Tobacco ............................. — 22,533,431 — 22,533,431
Trading Companies & Distributors .......... 17,526,332 14,765,876 — 32,292,208
Warrants .............................. 257,623 — — 257,623
Short Term Investments ................... 11,245,000 12,610,880 — 23,855,880
Total Investments in Securities ........... $40,252,627 $637,783,133
a
$— $678,035,760
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 17,779,643 $ — $ 17,779,643
Futures contracts ........................ 5,324,584 — — 5,324,584
Total Other Financial Instruments ......... $5,324,584 $17,779,643 $— $23,104,227
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 690,241 $ — $ 690,241
Total Other Financial Instruments ......... $— $690,241 $— $690,241
a
Includes foreign securities valued at $625,172,253, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
14. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
37
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Franklin Mutual European Fund
(continued)
Abbreviations
Counterparty
BNY
Bank of New York
BOFA
Bank of America N.A.
HSBK
HSBC Bank plc
SSBT
State Street Bank and Trust Co.
UBSW
UBS AG
Currency
EUR
Euro
GBP
British Pound
USD
United States Dollar
Index
EAFE
Europe, Australasia and the Far East
MSCI
Morgan Stanley Capital International
Selected Portfolio
FHLB
Federal Home Loan Banks

Franklin Mutual Series Funds
Shareholder Information
38
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Board Approval of Investment
Management Agreements
FRANKLIN MUTUAL SERIES FUNDS
Franklin Mutual European Fund (the “Fund”)
The Board of Trustees (Board), including a majority of
trustees that are not “interested persons” as such term is
defined in section 2(a)(19) of the Investment Company Act of
1940 (hereinafter referred to as “independent trustees”), at a meeting held on May 24, 2022, unanimously approved the
renewal of the Fund’s investment management agreement.
Prior to a meeting of all of the trustees for the purpose
of considering such renewal, the independent trustees
participated in two other meetings held in connection
with the renewal process. Throughout the process, the
independent trustees received assistance and advice
from and met separately with independent counsel. The
independent trustees met with and interviewed officers of
the investment manager (including portfolio managers),
the transfer agent and shareholder services group and
the distributor. In approving the renewal of the investment
management agreement for the Fund, the Board, including
the independent trustees, determined that the investment
management fee structure was fair and reasonable and that
continuance of the agreement was in the best interests of
the Fund and its shareholders.
In reaching their decision on the investment management
agreement, the trustees took into account information
furnished throughout the year at Board meetings, as well
as information specifically requested and furnished for
the renewal process, which culminated in the meetings
referred to above for the specific purpose of considering
such agreement. Information furnished throughout the year
included, among others, reports on the Fund’s investment
performance, expenses, portfolio composition, portfolio
brokerage execution, client commission arrangements,
derivatives, securities lending, asset segregation, portfolio turnover, Rule 12b-1 plan, distribution, shareholder servicing, legal and compliance matters, pricing of securities, sales
and redemptions, and marketing support payments made
to financial intermediaries, as well as a third-party survey of transfer agent fees charged to funds within the Franklin
Templeton (FT) complex in comparison with those charged
to other fund complexes deemed comparable. Also, related
financial statements and other information about the scope
and quality of services provided by the investment manager
and its affiliates and enhancements to such services over the past year were provided. In addition, the trustees received
periodic reports throughout the year and during the renewal
process relating to compliance with the Fund’s investment
policies and restrictions. During the renewal process, the
independent trustees considered the investment manager’s
methods of operation within the Franklin Templeton group
and its activities on behalf of other clients. The Board also reviewed and considered an annual report on payments
made by FT or the Fund to financial intermediaries, as
well as a memorandum relating to third-party servicing
arrangements, which included discussion of the changing
distribution landscape for the Fund.
The information obtained by the trustees during the
renewal process also included a special report prepared
by Broadridge Financial Solutions, Inc., an independent
third-party analyst that utilizes data from Lipper, Inc.
(“Lipper”), comparing the Fund’s investment performance
and expenses with those of other mutual funds deemed
comparable to the Fund as selected by Lipper (Broadridge
Section 15(c) Report). The trustees reviewed the Broadridge
Section 15(c) Report and its usefulness in the renewal
process with respect to matters such as comparative fees,
expenses, expense ratios, performance and volatility. They
concluded that the report continues to be a reliable resource in the performance of their duties.
In addition, the trustees received a Profitability Study
(Profitability Study) prepared by management discussing
the profitability to FT from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Over the past year, the Board and counsel to the independent trustees
continued to receive reports on management’s handling of
recent regulatory inquiries and pending legal actions against the investment manager and its affiliates. The independent
trustees were satisfied with the actions taken to date by
management in response to such regulatory and legal
matters.
The trustees reviewed the personnel, operations, financial
condition, and investment management capabilities,
methodologies and resources of the investment manager.
As part of this review, particular attention was given to
management’s diligent risk management program, including
continual monitoring and management of cybersecurity,
liquidity and counterparty credit risk, and attention given to derivatives and other complex instruments that are held and
expected to be held by the Fund and how such instruments
are used to carry out the Fund’s investment goal(s).
The Board also took into account, among other things,
management’s efforts in establishing a global credit facility

Franklin Mutual Series Funds
Shareholder Information
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for the benefit of the Fund and other accounts managed by
FT to provide a source of cash for temporary and emergency
purposes or to meet unusual redemption requests as well
as the strong financial position of the investment manager’s parent company and its commitment to the mutual fund
business. The Board noted management’s continuing
efforts and expenditures in establishing effective business
continuity plans and developing strategies to address areas
of heightened concern in the mutual fund industry, such as
cybersecurity in the current work-from-home environment
and liquidity risk management. The Board also recognized
management’s commitment to facilitating Board oversight
of particular areas, including derivatives and payments to
intermediaries, by enhanced reporting.
In addition to the above and other matters considered by
the trustees throughout the course of the year, the following discussion relates to certain primary factors relevant to the
Board’s decision. This discussion of the information and
factors considered by the Board (including the information
and factors discussed above) is not intended to be
exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors
considered, the Board did not, unless otherwise noted, find
it practicable to quantify or otherwise assign relative weights to the foregoing factors. In addition, individual trustees may have assigned different weights to various factors.
NATURE, EXTENT AND QUALITY OF SERVICES
The trustees reviewed the nature, extent and quality of the
services provided, and to be provided, by the investment
manager. The trustees cited the investment manager’s
ability to implement the Fund’s disciplined value investment approach and its long-term relationship with the Fund as
reasons that shareholders choose to invest, and remain
invested, in the Fund. The trustees reviewed the Fund’s
portfolio management team, including its performance,
staffing, skills and compensation program. With respect to
portfolio manager compensation, management assured
the trustees that the Fund’s long-term performance is a
significant component of incentive-based compensation
and noted that a portion of a portfolio manager’s incentive-
based compensation is paid in shares of pre- designated
funds from the portfolio manager’s fund management area.
The trustees noted that the portfolio manager compensation
program aligned the interests of the portfolio managers with that of shareholders of the Fund. The trustees discussed
with management various other products, portfolios and
entities that are advised by the investment manager and the
allocation of assets and expenses among and within them,
as well as their relative fees and reasons for differences with respect thereto and any potential conflicts. During regular
Board meetings and the aforementioned meetings of the
independent trustees, the trustees received reports and
presentations on the investment manager’s best execution
trading policies. The trustees considered periodic reports
provided to them showing that the investment manager
complied with the investment policies and restrictions of the
Fund as well as other reports periodically furnished to the
Board covering matters such as the compliance of portfolio
managers and other management personnel with the code
of ethics covering the investment management personnel,
the adherence to fair value pricing procedures established by the Board and the accuracy of net asset value calculations.
The Board noted the extent of the benefits provided to Fund
shareholders from being part of the Franklin Templeton
group of funds, including the right to exchange investments
between funds (same class) without a sales charge, the
ability to reinvest Fund dividends into other funds and the
right to combine holdings of other funds to obtain reduced
sales charges. The Board considered the investment
manager’s significant efforts in developing and implementing compliance procedures established in accordance with SEC
and other requirements.
The Board considered the nature, extent and quality of
the services to be provided under the Fund’s other service
agreements to determine that, on an overall basis, Fund
shareholders were well served. In this connection, the
Board also took into account transfer agent and shareholder
services provided to Fund shareholders by an affiliate of
the investment manager, and favorable periodic reports
on shareholder services conducted by independent third
parties. While such considerations directly affected the
trustees’ decision in renewing the Fund’s transfer agent and shareholder services agreement, the Board also considered
these commitments as incidental benefits to Fund
shareholders deriving from the investment management
relationship.
Based on their review, the trustees were satisfied with the
nature and quality of the overall services provided, and to be provided, by the investment manager and its affiliates to the
Fund and its shareholders and were confident in the abilities of the management team to continue the disciplined value
investment approach of the Fund and to provide quality
services to the Fund and its shareholders.
INVESTMENT PERFORMANCE
The trustees reviewed and placed significant emphasis
on the investment performance of the Fund over the one-,
three-, five- and 10-year periods ended December 31, 2021.
They considered the history of performance of the Fund
relative to various benchmarks. As part of their review, they

Franklin Mutual Series Funds
Shareholder Information
40
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Semiannual Report
inquired of management regarding benchmarks, style drift
and restrictions on permitted investments. Consideration was also given to performance in the context of available levels of cash during the periods.
The trustees had meetings during the year, including the
meetings referred to above held in connection with the
renewal process, with the Fund’s portfolio managers to
discuss performance and the management of the Fund.
In addition to the materials provided by management in
connection with the renewal process, the independent
trustees requested throughout the year (and received)
additional presentations from the investment manager
and senior management of FT regarding the performance
of the investment manager and the Fund. As part of
these presentations, the investment manager and senior
management of FT reviewed enhancements that have been
made, and are being made, to the investment manager’s
investment process.
Particular attention in assessing performance was given to
the Broadridge Section 15(c) Report. That report showed
the investment performance of the Fund (Class A shares) in
comparison to other funds determined comparable by Lipper.
The comparable funds to the Fund, as chosen by Lipper,
included all retail and institutional European region funds.
The Fund had total returns in the middle performing quintile for the one-year period ended December 31, 2021, and
had annualized total returns for the three- and five-year
periods in the lowest performing quintiles. The trustees
noted that the Fund’s total return on an annualized basis for the 10-year period ended December 31, 2021 was also in
the lowest performing quintile. The trustees also compared
Fund performance to other industry benchmarks, including
measures of risk-adjusted performance of a fund, as part
of their evaluation of investment performance. The trustees
discussed with management the reasons for the relative
underperformance for the three-, five- and 10-year periods
ended December 31, 2021. The Board was encouraged
by improved performance in 2021 and did not believe that
any changes with respect to the Fund were warranted at
the time, particularly since the recent personnel changes
had taken effect on November 2, 2020 and the continued
enhancements to the investment manager’s personnel and
investment process. The Board noted that it would continue
to monitor future performance.
COMPARATIVE EXPENSES AND MANAGEMENT
PROFITABILITY
The trustees considered the cost of the services provided
and to be provided and the profits realized by the investment manager and its affiliates from their respective relationships with the Fund. As part of the renewal process, the trustees
explored with management the trends in expense ratios over
the past three fiscal years and the reasons for any increases in the Fund’s expense ratios (or components thereof). In
considering the appropriateness of the management fee and
other expenses charged to the Fund, the Board took into
account various factors including investment performance
and matters relating to Fund operations, including, but
not limited to, the quality and experience of its portfolio
managers and research staff. Consideration was also
given to a comparative analysis in the Broadridge Section
15(c) Report of the investment management fee and total
expense ratio of the Fund in comparison with those of a
group of other funds selected by Lipper as its appropriate
Lipper expense group. Lipper expense data is based upon
information taken from each fund’s most recent annual
report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed
the independent analysis conducted by Lipper to be an
appropriate measure of comparative expenses.
In reviewing comparative costs, emphasis was given to the
Fund’s contractual management fee in comparison with the
contractual management fee that would have been charged
by other funds within its Lipper expense group assuming
they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its
Lipper expense group. The Lipper contractual management
fee analysis includes administrative charges as being part of the management fee, and total expenses, for comparative
consistency, are shown by Lipper for Fund Class A shares.
The Fund’s contractual management fee rate was in the
middle quintile of its Lipper expense group and its total
expenses were in the second-least expensive quintile of
such group. The Board was satisfied with such comparative
fees and expenses.
The trustees also reviewed the Profitability Study addressing profitability of Franklin Resources, Inc., from its overall
U.S. fund business, as well as profitability to the Fund’s
investment manager and its affiliates, from providing
investment management and other services to the Fund
during the 12-month period ended September 30, 2022,
the most recent fiscal year-end of Franklin Resources, Inc.

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41
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Semiannual Report
The trustees reviewed the basis on which such reports are
prepared and the cost allocation methodology utilized in
the Profitability Study, it being recognized that allocation methodologies may each be reasonable while producing
different results. In this respect, the Board noted that the reasonableness of the cost allocation methodologies was
reviewed by independent accountants on an every other
year basis.
The independent trustees met with management to discuss
the Profitability Study. This included, among other things,
a comparison of investment management income with
investment management expenses of the Fund; comparison
of underwriting revenues and expenses; the relative
relationship of investment management and underwriting
expenses; shareholder servicing profitability; economies
of scale; and the relative contribution of the Fund to the
profitability of the investment manager and its parent.
In discussing the Profitability Study with the Board, the
investment manager stated its belief that the costs incurred in establishing the infrastructure necessary to operate
the type of mutual fund operations conducted by it and its
affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability.
The Board also took into account management’s
expenditures in improving shareholder services provided to
the Fund, as well as the need to meet additional regulatory
and compliance requirements. The trustees also considered
the extent to which the investment manager may derive
ancillary benefits from Fund operations, including those
derived from economies of scale, discussed below, the
allocation of Fund brokerage and the use of commission
dollars to pay for research and other similar services.
Based upon their consideration of all these factors, the
trustees determined that the level of profits realized by the investment manager and its affiliates in providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.
ECONOMIES OF SCALE
The Board considered economies of scale realized by the
investment manager and its affiliates as the Fund grows
larger and the extent to which they are shared with Fund
shareholders, as for example, in the level of the investment management fee charged, in the quality and efficiency of
services rendered and in increased capital commitments
benefiting the Fund directly or indirectly. While recognizing that any precise determination is inherently subjective, the trustees noted that, based upon the Profitability Study, as
some funds increase in size, at some point economies of
scale may result in the investment manager realizing a larger profit margin on investment management services provided
to such a fund. The trustees also noted that benefits of
economies of scale will be shared with Fund shareholders
due to the decline in the effective investment management
fee rate as breakpoints are achieved by the Fund.
The trustees noted that breakpoints had been instituted as
part of the Fund’s investment management fee and that the
Board regularly evaluates whether additional breakpoints are appropriate. The trustees believed the breakpoints were, and continue to be, appropriate and they agreed to continue to
monitor the appropriateness of the breakpoints. The trustees also considered the effects an increase in assets under
management would have on the investment management
fee and expense ratio of the Fund. To the extent further
economies of scale may be realized by the investment
manager and its affiliates, the Board believed the investment management fees provide a sharing of benefits with the
Fund and its shareholders.
Liquidity Risk Management Program
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).

Franklin Mutual Series Funds
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42
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Semiannual Report
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2022, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2021. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

478 S 08/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin Mutual European Fund
Investment Manager Distributor Shareholder Services
Franklin Mutual Advisers, LLC Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301 - (Class
A, C, R & R6)
(800) 448-FUND - (Class
Z)

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Mutual
Financial Services
Fund
A Series of Franklin Mutual Series Funds
June 30, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Semiannual Report
1
SHAREHOLDER LETTER
Dear Franklin Mutual Financial Services Fund Shareholder:
The past six months were eventful and volatile. Several
themes carried over from the winter of 2021, but with
seemingly increased intensity. Mounting inflation, more
hawkish central banks, continuing supply chain difficulties
and renewed COVID-lockdowns remained a part of the
economic landscape, joined by new elements, like war.
Corporate earnings and other economic indicators generally
remained strong for much of the six months. However,
some elements such as consumer spending patterns and
corporate inventories started to show strain toward the end
of the period as inflationary pressures and concern over
the possibility of a recession took their toll on the general population, companies and investors.
Equity markets generally declined in the first half of 2022, pressured by high inflation, tightening monetary policy
and Russia’s invasion of Ukraine. Continued supply-chain
disruptions helped drive inflation in many countries to reach the highest levels in decades. In response, some of the
world’s central banks tightened monetary policy, including
the U.S. Federal Reserve, which made its first interest-rate hike in over three years in March, followed by incrementally larger increases in May and June. Rising rates can cool
economic growth and we think a recession may be on
the horizon. Some U.S. large-cap valuations reflect this
recession risk. Furthermore, many U.S. small-cap value
stocks are trading well below their 52-week highs, and
valuations of profitable small-cap value companies are
near 20-year lows relative to large-cap value stocks in an
attempt to take this risk into account. Higher interest rates also continue to work against long-duration growth stocks by increasing the discount of a company’s projected future cash flows. This downward pressure on technology and other
long-duration growth names is helping to support investor
interest in more defensive value stocks.
Even though the initial shock of Russia’s invasion of Ukraine has receded, the conflict continues to roil markets as Russia leverages its position as a prominent supplier of oil and
natural gas to much of Europe. As the period ended, many
European countries and companies were exploring alternate
ways to fulfill their need for energy. Aside from energy
shortages, other supply-chain disruptions compounded
through the end of the period. In addition to continued
struggles from ongoing pandemic-related shortages, the
resurgence of COVID-19 in China and resulting shutdowns
of manufacturing facilities and major ports in the country
inflamed an already delicate situation. During first-quarter earnings announcements, companies began to comment
on the effects of rising input costs on their margins. Though upwards of 80% of companies in the Standard & Poor’s
®
500 Index met or beat first-quarter earnings estimates, some declined to raise guidance, due in part to the unpredictability of the current cost environment.
Not all progress is evidenced by a steady march forward.
In the near-term, market activity will likely be influenced by developments around the Ukraine conflict, inflation concerns, supply chain constraints and changes to monetary and fiscal
support. We remain focused on identifying opportunities
to acquire stocks at attractive valuations based upon our
assessment of fundamental value, while taking advantage
of volatility. Our process of finding underappreciated and
misunderstood companies with identifiable catalysts to
unlock shareholder value may provide meaningful upside
potential and possible downside risk management during
turbulent periods. In addition, we continue to focus on
event-driven situations across equity and fixed income
with catalysts less correlated to the overall markets. While unnerving, volatility remains an inherent part of investing in risk assets, and the market historically rewards investors
who take an opportunistic long-term perspective.
On the following pages, the Fund’s portfolio management
team reviews investment decisions made during the past six
months, considering the economic environment and other
factors. Please remember all securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton,
welcome your questions and comments, and look forward
to continuing to serve your investment needs in the years
ahead.
Sincerely,
Christian Correa, CFA
President and Chief Investment Officer
Franklin Mutual Advisers, LLC
This letter reflects our analysis and opinions as of June 30,
2022, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.

franklintempleton.com
Semiannual Report
2
Contents
Semiannual Report
Franklin Mutual Financial Services Fund 3
Performance Summary 7
Your Fund’s Expenses 9
Financial Highlights and Schedule of Investments 10
Financial Statements 18
Notes to Financial Statements 22
Shareholder Information 36
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
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Semiannual Report
SEMIANNUAL REPORT
Franklin Mutual Financial Services Fund
This semiannual report for Franklin Mutual Financial
Services Fund covers the period ended June 30, 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation, which may
occasionally be short term. Its secondary goal is income.
Under normal market conditions, the Fund invests at least
80% of its net assets in securities of financial services
companies that we believe are available at market prices
less than their fundamental value. The Fund invests primarily in undervalued equity securities, mainly common stocks
with a substantial focus on mid- and large cap companies
and may invest a significant portion of its equity portfolio in small-cap companies. To a significantly lesser extent, the
Fund also invests in merger arbitrage securities and the debt and equity of distressed companies. The Fund may invest in
foreign securities without limit. The Geographic Composition table on this page lists the leading countries where the Fund invests.
Performance Overview
The Fund’s Class Z shares posted a -12.90% cumulative
total return for the six months ended June 30, 2022. For
comparison, the Fund’s primary benchmark, the MSCI
World Financials Index-NR (USD), which captures large-
and mid-cap representation across developed market
countries, posted a -17.49% cumulative total return.
1
Also
for comparison, the Standard & Poor’s
®
500 (S&P 500
®
)
Financials Index, which consists of all financial stocks in
the S&P 500, posted a -18.73% cumulative total return.
1
You can find more of the Fund’s performance data in the
Performance Summary beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR (net of
tax withholding when dividends are paid), posted a -20.18%
total return for the six months ended June 30, 2022.
1
The
combination of resilient consumer demand and persistent
supply-chain disruptions during the six-month period
contributed to higher inflation in many countries that already experienced substantial inflation before the reporting period.
This inflationary pressure led many of the world’s central
banks to adopt less accommodative stances regarding
monetary policy. The Chinese government’s imposition of
new lockdowns to quell the spread of the Omicron variant
of COVID-19 pressured Asian and global emerging market
stocks. Russia’s invasion of Ukraine also increased investor uncertainty, as international sanctions on Russia constrained companies that do business with Russia and disrupted
global economic activity and commodity markets.
In the U.S., gross domestic product (GDP) growth turned
negative in the first quarter of 2022 as high inflation,
supply constraints and record trade deficits weighed on the
economy. Rising prices precipitated a notable decline in
consumer confidence, despite high spending levels. In an
effort to control inflation, the U.S. Federal Reserve (Fed)
raised the federal funds target rate in March 2022 for the
Geographic Composition
6/30/22
% of Total
Net Assets
United States 54.8%
Netherlands 9.6%
United Kingdom 8.5%
Spain 3.9%
France 3.5%
Ireland 3.4%
Germany 2.9%
Jordan 2.9%
Italy 2.4%
China 2.2%
Other 0.7%
Short-Term Investments & Other Net Assets 5.2%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).The SOI begins on page
14
.

Franklin Mutual Financial Services Fund
4
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Semiannual Report
first time since 2018. The Fed raised the federal funds
rate again at its subsequent two meetings, accelerating
the rate of increase each time to end the period at a range
of 1.50%–1.75%. The Fed noted in its June meeting that
inflation remained elevated, as job growth was robust and
the unemployment rate remained low. Furthermore, the
Fed said it would continue to reduce its bond holdings, and
anticipated instituting further interest rate increases at future meetings.
Economic growth in the eurozone maintained a slow rate
in the first quarter of 2022 as the war in Ukraine disrupted supply chains, sent commodity prices higher, and weakened
the economic outlook. The war in Ukraine contributed to
record high inflation across the eurozone as commodity
and oil prices soared. The European Central Bank indicated
it will raise interest rates in July, the first increase in more than a decade, to fight growing inflation. In this environment,
European developed market equities, as measured by the
MSCI Europe Index-NR, posted a -20.79% total return for
the six months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a -17.69% total return for the six-month period.
1
While
many Asian countries experienced improving economic
conditions, Japan’s GDP contracted in the first quarter of
2022 after having returned to growth in the fourth quarter
of 2021. Although China’s economy continued to grow,
it was pressured by coronavirus-related restrictions and
government measures to limit real estate speculation.
Unexpected regulatory changes by the Chinese government,
which negatively impacted education- and technology-
related businesses, and investor concerns about the
solvency of several large Chinese property developers
further pressured Chinese stocks.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a -17.63% total
return for the six months under review.
1
Following Russia’s
invasion of Ukraine, climbing food and energy prices
kindled inflationary pressures and raised concerns over the
possibility of government debt defaults in some countries.
Meanwhile, some countries, particularly in Latin America, as well as South Africa and Saudi Arabia, have benefited from
the rising commodity prices.
Investment Strategy
We strive to provide investors with superior risk-adjusted
returns over time through our distinctive, value investment
style, which includes investments in undervalued common
stocks, and to a significantly lesser extent, distressed debt and merger arbitrage. Rigorous fundamental analysis drives
our investment process. We attempt to determine each
investment’s intrinsic value as well as the price at which
we would be willing to commit shareholder funds. While
valuation remains our key consideration, we utilize numerous fundamental factors such as return on equity, financial
leverage and long-term earnings power. We also consider
factors such as management quality and competitive
position. As always, our approach to investing is as much
about assessing risk and containing losses as it is about
achieving profits. In addition, it is our practice to hedge the
Fund’s currency exposure when we deem it advantageous
for our shareholders.
Manager’s Discussion
During the six-month period, the Fund fared better than
its benchmarks, as an underweight in capital markets,
an overweight in insurance and stock selection in banks
contributed to relative results. Conversely, off-benchmark
exposure to media, IT services and real estate investment
trust companies curbed relative performance. The Portfolio
Composition table on this page lists the industries in which the Fund primarily invests.
Portfolio Composition
6/30/22
% of Total
Net Assets
Banks 36.3%
Insurance 35.0%
Diversified Financial Services 5.4%
Capital Markets 5.3%
IT Services 4.7%
Household Durables 3.1%
Consumer Finance 1.8%
Equity Real Estate Investment Trusts (REITs) 1.4%
Other 1.8%
Short-Term Investments & Other Net Assets 5.2%

Franklin Mutual Financial Services Fund
5
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Semiannual Report
Top positive contributors to performance during the six-
month period included CaixaBank, Alleghany and Everest Re
Group. CaixaBank and Everest Re Group are listed among
the Fund’s largest positions in the Top 10 Holdings table on this page.
Spain-based CaixaBank was a standout relative contributor
during the period given higher interest rates that boosted its primary revenue from floating rate loans, its announcement
for the return of excess capital and lack of exposure to
Russia and Ukraine. We believe the recent acquisition of
Spanish peer Bankia (not a Fund holding) should lead to
cost savings and enhance the bank’s overall market position.
We also believe CaixaBank is well managed and has a
history of emerging stronger from downturns.
Property and casualty insurer and reinsurer Alleghany
was a relative contributor after it agreed to be acquired by
Berkshire Hathaway for $11.6 billion in cash.
Insurer and reinsurer Everest Re Group contributed to
relative performance during the period after posting positive first-quarter earnings on improved underwriting and higher
net investment income. Property casualty insurers and,
more specifically, reinsurers, tend to outperform in a slowing macroeconomic environment due to limited credit risk
relative to other financial companies. We believe Everest is operating at a high level and managing risks prudently, and
that it also has been conservative in its reserving for future losses. As a result, we expect consistent improvement in
loss ratios over time and stronger shareholder returns.
During the six-month period, investments that detracted
from Fund performance included Loyalty Ventures, Bread
Financial Holdings and Unicredit.
Consumer loyalty solutions provider Loyalty Ventures
detracted from relative returns, due to weak earnings and
withdrawal of guidance due to its loss of a major contract
in its AIRMILES business. The company is catching up on
years of underinvestment, which should help strengthen
business in the longer term. We believe the stock is thinly
covered and poorly understood presently, but we expect
that once the stockholder base settles down and the current
earnings volatility passes, Loyalty Ventures should begin to perform better.
Bread Financial Holdings (formerly Alliance Data Systems),
a leading provider of private label/co-branded credit card
and loyalty solutions to retailers, detracted from relative
performance following mixed quarterly earnings and
concerns about the loss of a major credit card customer.
Additionally, concerns regarding a potential downturn
in the U.S. economy, which can lead to elevated credit
losses, has hindered the company’s share price. We expect
Bread Financial to continue to prune challenged accounts
and acquire and develop software platform capabilities.
Additionally, we believe the company should see tailwinds
from a pickup in loan growth, and additional customer and
program acquisitions.
Italy-based bank Unicredit hindered relative performance
in the period, given the concerns about potential exposure
to Russia. Unicredit operates a wholly owned Russian
bank and has loan exposure to Russian companies, but we
believe the risks are manageable and are likely to be an
earnings event and not a capital issue.
During the period, the Fund held currency forwards and
futures, seeking to hedge a significant portion of the currency risk in the portfolio. The hedges had a positive overall impact on the Fund’s performance as the U.S. dollar rose against
most currencies during the period.
As fellow shareholders, although we found recent absolute
performance disappointing, the Fund performed better than
its benchmarks as we continued to pursue our strategy
of seeking undervalued stocks and focusing on special
situation investments, including distressed investments and
merger arbitrage. We remain committed to our disciplined,
value investment approach as we seek to generate
attractive, long-term, risk-adjusted returns for shareholders.
Top 10 Holdings
6/30/22
Company
Industry , Country
% of Total
Net Assets
a a
Everest Re Group Ltd. 4.2%
Insurance, United States
MetLife, Inc. 4.1%
Insurance, United States
Voya Financial, Inc. 3.9%
Diversified Financial Services, United States
Hartford Financial Services Group, Inc. (The) 3.9%
Insurance, United States
CaixaBank SA 3.9%
Banks, Spain
Direct Line Insurance Group plc 3.9%
Insurance, United Kingdom
Willis Towers Watson plc 3.8%
Insurance, United States
Citizens Financial Group, Inc. 3.6%
Banks, United States
Wells Fargo & Co. 3.5%
Banks, United States
BNP Paribas SA 3.5%
Banks, France

Franklin Mutual Financial Services Fund
6
franklintempleton.com
Semiannual Report
Thank you for your participation in Franklin Mutual Financial
Services Fund. We look forward to continuing to serve your
investment needs.
Andrew Dinnhaupt, CFA
Lead Portfolio Manager
Luis Hernandez
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of June 30, 2022
Franklin Mutual Financial Services Fund
7
franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/22
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; For other share classes, visit franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
Z
6-Month -12.90% -12.90%
1-Year -8.22% -8.22%
5-Year +8.07% +1.56%
10-Year +115.74% +7.99%
A
3
6-Month -13.01% -17.80%
1-Year -8.47% -13.50%
5-Year +6.74% +0.18%
10-Year +110.03% +7.10%
See page 8 for Performance Summary footnotes.

Franklin Mutual Financial Services Fund
Performance Summary
8
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Value securities may not increase in price as anticipated or may decline further in value. The
Fund concentrates its investments in companies operating in the financial services industry, and is particularly sensitive to associated risks, including interest rate risks, economic risks, competition and political risks. Special risks are associated with foreign investing, including currency fluctuations, economic instabili-
ty and political developments. Investing in a single-sector fund involves special risks, including greater sensitivity to economic, political or regulatory develop-
ments impacting the sector. Because the Fund may invest its assets in companies in a specific region, including Europe, it is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Current political uncertainty concerning the economic consequences of the departure of the U.K. from the European Union may increase market volatility. Smaller-company stocks have exhibited greater price volatility than larger-company stocks, particularly over the short term. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of
Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
4
Share Class
Z 1.12%
A 1.37%

Your Fund’s Expenses
Franklin Mutual Financial Services Fund
9
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/22
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
a
Net
Annualized
Expense
Ratio
2
Z $1,000 $871.00 $5.28 $1,019.15 $5.70 1.14%
A $1,000 $869.90 $6.43 $1,017.92 $6.94 1.39%
C $1,000 $867.00 $9.89 $1,014.21 $10.67 2.14%
R6 $1,000 $871.50 $4.75 $1,019.72 $5.12 1.02%

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Financial Services Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class Z
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $25.51 $20.89 $22.78 $19.46 $24.14 $21.65
Income from investment operations
a
:
Net investment income
b
............. 0.40 0.46 0.18 0.38 0.38
c
0.22
Net realized and unrealized gains (losses) (3.69) 4.54 (1.72) 3.38 (4.37) 2.76
Total from investment operations ........ (3.29) 5.00 (1.54) 3.76 (3.99) 2.98
Less distributions from:
Net investment income .............. — (0.38) (0.35) (0.44) (0.17) (0.49)
Net realized gains ................. — — — — (0.52) —
Total distributions ................... — (0.38) (0.35) (0.44) (0.69) (0.49)
Net asset value, end of period .......... $22.22 $25.51 $20.89 $22.78 $19.46 $24.14
Total return
d
....................... (12.90)% 23.98% (6.70)% 19.32% (16.49)% 13.77%
Ratios to average net assets
e
Expenses
f
......................... 1.14%
g
1.12%
g
1.14%
g
1.10% 1.09%
g
1.09%
Net investment income ............... 3.28% 1.87% 0.99% 1.80% 1.61%
c
0.95%
Supplemental data
Net assets, end of period (000’s) ........ $110,083 $128,352 $104,183 $139,189 $142,212 $210,825
Portfolio turnover rate ................ 20.23% 28.64% 28.18% 17.06% 33.11% 67.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.29%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Financial Services Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $25.59 $20.95 $22.85 $19.52 $24.21 $21.70
Income from investment operations
a
:
Net investment income
b
............. 0.37 0.40 0.26 0.33 0.31
c
0.16
Net realized and unrealized gains (losses) (3.70) 4.56 (1.86) 3.38 (4.36) 2.78
Total from investment operations ........ (3.33) 4.96 (1.60) 3.71 (4.05) 2.94
Less distributions from:
Net investment income .............. — (0.32) (0.30) (0.38) (0.12) (0.43)
Net realized gains ................. — — — — (0.52) —
Total distributions ................... — (0.32) (0.30) (0.38) (0.64) (0.43)
Net asset value, end of period .......... $22.26 $25.59 $20.95 $22.85 $19.52 $24.21
Total return
d
....................... (13.01)% 23.70% (6.95)% 19.06% (16.72)% 13.55%
Ratios to average net assets
e
Expenses
f
......................... 1.39%
g
1.37%
g
1.39%
g
1.35% 1.34%
g
1.34%
Net investment income ............... 3.03% 1.62% 1.42% 1.55% 1.36%
c
0.70%
Supplemental data
Net assets, end of period (000’s) ........ $220,716 $259,203 $209,222 $278,968 $298,878 $368,850
Portfolio turnover rate ................ 20.23% 28.64% 28.18% 17.06% 33.11% 67.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.04%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Financial Services Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $25.41 $20.78 $22.65 $19.32 $24.08 $21.60
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.28 0.20 0.12 0.18 0.15
c
(0.01)
Net realized and unrealized gains (losses) (3.66) 4.52 (1.86) 3.32 (4.33) 2.74
Total from investment operations ........ (3.38) 4.72 (1.74) 3.50 (4.18) 2.73
Less distributions from:
Net investment income .............. — (0.09) (0.13) (0.17) (0.06) (0.25)
Net realized gains ................. — — — — (0.52) —
Total distributions ................... — (0.09) (0.13) (0.17) (0.58) (0.25)
Net asset value, end of period .......... $22.03 $25.41 $20.78 $22.65 $19.32 $24.08
Total return
d
....................... (13.30)% 22.74% (7.66)% 18.15% (17.35)% 12.66%
Ratios to average net assets
e
Expenses
f
......................... 2.14%
g
2.12%
g
2.14%
g
2.10% 2.09%
g
2.09%
Net investment income (loss) .......... 2.24% 0.83% 0.69% 0.80% 0.61%
c
(0.05)%
Supplemental data
Net assets, end of period (000’s) ........ $20,520 $25,503 $27,498 $46,132 $58,610 $134,117
Portfolio turnover rate ................ 20.23% 28.64% 28.18% 17.06% 33.11% 67.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.29%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Financial Services Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $25.68 $21.03 $22.93 $19.58 $24.30 $21.79
Income from investment operations
a
:
Net investment income
b
............. 0.39 0.47 0.33 0.42 0.41
c
0.25
Net realized and unrealized gains (losses) (3.69) 4.58 (1.85) 3.40 (4.41) 2.78
Total from investment operations ........ (3.30) 5.05 (1.52) 3.82 (4.00) 3.03
Less distributions from:
Net investment income .............. — (0.40) (0.38) (0.47) (0.20) (0.52)
Net realized gains ................. — — — — (0.52) —
Total distributions ................... — (0.40) (0.38) (0.47) (0.72) (0.52)
Net asset value, end of period .......... $22.38 $25.68 $21.03 $22.93 $19.58 $24.30
Total return
d
....................... (12.85)% 24.09% (6.57)% 19.51% (16.41)% 13.92%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.16% 1.19% 1.16% 1.05% 1.06% 0.97%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.02% 1.02% 1.02% 0.97% 0 .97% 0.95%
Net investment income ............... 3.12% 1.89% 1.83% 1.93% 1.73%
c
1.09%
Supplemental data
Net assets, end of period (000’s) ........ $1,939 $2,995 $2,191 $2,931 $3,371 $4,523
Portfolio turnover rate ................ 20.23% 28.64% 28.18% 17.06% 33.11% 67.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.41%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), June 30, 2022
Franklin Mutual Financial Services Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a a
Country Shares
a
Value
a a a a a a
Common Stocks 94.8%
Banks 36.3%
a
AB&T Financial Corp. .................................. United States 226,100 $ 139,142
Bank of America Corp. ................................. United States 189,235 5,890,886
Barclays plc ......................................... United Kingdom 4,586,509 8,575,168
b
BAWAG Group AG, 144A, Reg S .......................... Austria 60,094 2,536,722
BNP Paribas SA ...................................... France 259,382 12,406,160
CaixaBank SA ........................................ Spain 3,928,106 13,755,780
Citizens Financial Group, Inc. ............................ United States 351,952 12,561,167
Columbia Banking System, Inc. ........................... United States 332,703 9,531,941
First Horizon Corp. .................................... United States 331,858 7,254,416
ING Groep NV ....................................... Netherlands 1,219,614 12,014,583
JPMorgan Chase & Co. ................................. United States 39,224 4,417,015
Primis Financial Corp. .................................. United States 648,404 8,837,747
Synovus Financial Corp. ................................ United States 260,225 9,381,111
UniCredit SpA ........................................ Italy 891,524 8,519,303
Wells Fargo & Co. ..................................... United States 317,238 12,426,212
128,247,353
Capital Markets 5.3%
BlackRock, Inc. ....................................... United States 10,710 6,522,818
Deutsche Bank AG .................................... Germany 1,162,459 10,214,859
b
Guotai Junan Securities Co. Ltd., H, 144A, Reg S ............. China 1,567,148 1,957,494
18,695,171
Consumer Finance 1.8%
Capital One Financial Corp. ............................. United States 60,303 6,282,970
Diversified Financial Services 5.4%
M&G plc ............................................ United Kingdom 2,197,280 5,208,281
Voya Financial, Inc. .................................... United States 232,217 13,823,878
19,032,159
Equity Real Estate Investment Trusts (REITs) 1.4%
Vornado Realty Trust ................................... United States 168,828 4,826,792
Household Durables 3.1%
Cairn Homes plc ...................................... Ireland 8,521,149 8,846,540
DR Horton, Inc. ....................................... United States 34,221 2,265,088
11,111,628
Insurance 35.0%
ASR Nederland NV .................................... Netherlands 265,683 10,711,024
c
BRP Group, Inc., A .................................... United States 363,264 8,772,826
China Pacific Insurance Group Co. Ltd., H ................... China 2,334,045 5,732,395
Conduit Holdings Ltd. .................................. United States 1,667,976 6,854,314
Direct Line Insurance Group plc .......................... United Kingdom 4,446,420 13,645,773
Everest Re Group Ltd. ................................. United States 53,135 14,892,678
Hartford Financial Services Group, Inc. (The) ................ United States 210,558 13,776,810
International General Insurance Holdings Ltd. ................ Jordan 1,326,993 10,124,957
MetLife, Inc. ......................................... United States 229,093 14,384,749
NN Group NV ........................................ Netherlands 244,661 11,080,873
Willis Towers Watson plc ................................ United States 68,764 13,573,326
123,549,725
IT Services 4.7%
Bread Financial Holdings, Inc. ............................ United States 96,060 3,559,984
c
Fiserv, Inc. .......................................... United States 69,574 6,189,999

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Financial Services Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
IT Services (continued)
Global Payments, Inc. .................................. United States 61,994 $ 6,859,016
16,608,999
Media 0.2%
c
Loyalty Ventures, Inc. .................................. United States 182,982 653,246
Real Estate Management & Development 0.7%
Savills plc ........................................... United Kingdom 211,131 2,602,857
Trading Companies & Distributors 0.9%
c
AerCap Holdings NV ................................... Ireland 78,905 3,230,371
Total Common Stocks (Cost $342,876,846) .....................................
334,841,271
Short Term Investments 1.2%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.2%
d
FHLB, 7/01/22 ....................................... United States 3,100,000 3,100,000
d
U.S. Treasury Bills, 7/12/22 .............................. United States 1,000,000 999,708
Total U.S. Government and Agency Securities (Cost $4,099,765) ..................
4,099,708
Total Short Term Investments (Cost $4,099,765 ) .................................
4,099,708
a
Total Investments (Cost $346,976,611) 96.0% ...................................
$338,940,979
Other Assets, less Liabilities 4.0% .............................................
14,316,599
Net Assets 100.0% ...........................................................
$353,257,578
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
See Note 12 regarding holdings of 5% voting securities.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2022, the aggregate value of these securities was $4,494,216, representing 1.3% of net assets.
c
Non-income producing.
d
The security was issued on a discount basis with no stated coupon rate.

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Financial Services Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
At June 30, 2022, the Fund had the following futures contracts outstanding. See Note 1(c).
At June 30, 2022, the Fund had the following forward exchange contracts outstanding. See Note 1 ( c ).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 62 $ 8,166,950 9/19/22 $ 179,845
Foreign Exchange GBP/USD ................... Short 59 4,498,381 9/19/22 114,536
Total Futures Contracts ...................................................................... $294,381
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Swiss Franc ....... BOFA Buy 361,546 393,892 7/20/22 $ — $ (14,747)
Swiss Franc ....... HSBK Buy 2,473,001 2,686,604 7/20/22 — (93,229)
Swiss Franc ....... HSBK Sell 6,786,439 7,449,807 7/20/22 333,037 —
Swiss Franc ....... UBSW Buy 4,051,893 4,212,454 7/20/22 70,164 (33,501)
Swiss Franc ....... UBSW Sell 100,000 107,542 7/20/22 2,674 —
Euro ............. BOFA Buy 4,563,622 4,884,755 7/25/22 310 (96,349)
Euro ............. HSBK Buy 3,375,482 3,623,265 7/25/22 208 (81,500)
Euro ............. HSBK Sell 6,073,972 6,930,827 7/25/22 557,267 —
Euro ............. SSBT Buy 3,494,937 3,713,898 7/25/22 — (46,580)
Euro ............. SSBT Sell 3,103,387 3,551,454 7/25/22 294,998 —
Euro ............. UBSW Buy 3,817,065 4,087,625 7/25/22 — (82,290)
Euro ............. UBSW Sell 6,073,747 6,926,198 7/25/22 552,873 —
Euro ............. BOFA Buy 1,028,211 1,080,865 8/08/22 1,730 (2,592)
Euro ............. BOFA Sell 1,609,715 1,788,345 8/08/22 97,550 —
Euro ............. HSBK Buy 1,727,927 1,824,415 8/08/22 1,177 (10,629)
Euro ............. HSBK Sell 734,234 825,131 8/08/22 53,913 —
Euro ............. SSBT Sell 8,512,147 9,738,780 8/08/22 797,874 —
Euro ............. UBSW Buy 425,278 446,786 8/08/22 — (87)
Euro ............. UBSW Sell 12,220,712 13,904,016 8/08/22 1,067,742 —
British Pound ...... BOFA Buy 1,928,338 2,366,545 8/15/22 — (17,739)
British Pound ...... BOFA Sell 13,958,547 18,212,553 8/15/22 1,210,402 —
British Pound ...... HSBK Buy 540,950 669,054 8/15/22 — (10,152)
British Pound ...... HSBK Sell 13,958,546 18,215,275 8/15/22 1,213,123 —
British Pound ...... SSBT Buy 3,376,523 4,238,156 8/15/22 1,476 (126,872)
British Pound ...... UBSW Buy 1,837,086 2,256,840 8/15/22 — (19,186)
Euro ............. BOFA Sell 5,169,247 5,647,920 10/12/22 190,588 —
Euro ............. SSBT Sell 5,169,247 5,649,470 10/12/22 192,139 —
Japanese Yen ...... UBSW Buy 319,169,958 2,387,426 11/18/22 — (7,338)
Japanese Yen ...... UBSW Sell 319,169,958 2,499,694 11/18/22 119,606 —
Total Forward Exchange Contracts ................................................... $6,758,851 $(642,791)
Net unrealized appreciation (depreciation) ............................................ $6,116,060

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Financial Services Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
See Note 11 regarding other derivative information.
See Abbreviations on page 35 .
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Financial Statements
Statement of Assets and Liabilities
June 30, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
Franklin Mutual
Financial
Services Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $344,749,856
Cost - Non-controlled affiliates (Note 3 f and 12 ) ................................................... 2,226,755
Value - Unaffiliated issuers .................................................................. $338,801,837
Value - Non-controlled affiliates (Note 3 f and 12 ) .................................................. 139,142
Cash .................................................................................... 6,681,255
Restricted cash for OTC derivative contracts (Note 1d) ............................................... 1,080,000
Foreign currency, at value (cost $964,097) ........................................................ 964,318
Receivables:
Capital shares sold ........................................................................ 45,729
Dividends and interest ..................................................................... 1,090,439
European Union tax reclaims (Note 1 f ) ......................................................... 391,208
Deposits with brokers for:
Futures contracts ........................................................................ 276,705
Unrealized appreciation on OTC forward exchange contracts .......................................... 6,758,851
Other assets .............................................................................. 229,824
Total assets .......................................................................... 356,459,308
Liabilities:
Payables:
Investment securities purchased .............................................................. 2,868
Capital shares redeemed ................................................................... 270,956
Management fees ......................................................................... 266,111
Distribution fees .......................................................................... 65,416
Transfer agent fees ........................................................................ 70,278
Trustees' fees and expenses ................................................................. 47,174
IRS closing agreement payments for European Union tax reclaims (Note 1 f ) ............................. 374,170
Variation margin on futures contracts ........................................................... 51,906
Deposits from brokers for:
OTC derivative contracts .................................................................. 1,080,000
Unrealized depreciation on OTC forward exchange contracts .......................................... 642,791
Accrued expenses and other liabilities ........................................................... 330,060
Total liabilities ......................................................................... 3,201,730
Net assets, at value ................................................................. $353,257,578
Net assets consist of:
Paid-in capital ............................................................................. $385,676,288
Total distributable earnings (losses) ............................................................. (32,418,710)
Net assets, at value ................................................................. $353,257,578

Franklin Mutual Series Funds
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
Franklin Mutual
Financial
Services Fund
Class Z:
Net assets, at value ....................................................................... $110,083,427
Shares outstanding ........................................................................ 4,954,446
Net asset value and maximum offering price per share ............................................. $22.22
Class A:
Net assets, at value ....................................................................... $220,715,616
Shares outstanding ........................................................................ 9,914,371
Net asset value per share
a
.................................................................. $22.26
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $23.56
Class C:
Net assets, at value ....................................................................... $20,519,909
Shares outstanding ........................................................................ 931,529
Net asset value and maximum offering price per share
a
............................................. $22.03
Class R6:
Net assets, at value ....................................................................... $1,938,626
Shares outstanding ........................................................................ 86,607
Net asset value and maximum offering price per share ............................................. $22.38
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Mutual Series Funds
Financial Statements
Statement of Operations
for the six months ended June 30, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
Franklin Mutual
Financial
Services Fund
Investment income:
Dividends: (net of foreign taxes of $765,308)
Unaffiliated issuers ........................................................................ $8,840,906
Non-controlled affiliates (Note 3 f and 12 ) ........................................................ 576
Interest:
Unaffiliated issuers ........................................................................ 12,363
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 727
Non-controlled affiliates (Note 3 f ) ............................................................. 61
Other income (Note 1 f ) ....................................................................... 164,664
Less: IRS closing agreement payments for European Union tax reclaims (Note 1 f ) .......................... (69,680)
Total investment income ................................................................... 8,949,617
Expenses:
Management fees (Note 3 a ) ................................................................... 1,775,601
Distribution fees: (Note 3c )
    Class A ................................................................................ 317,962
    Class C ................................................................................ 123,154
Transfer agent fees: (Note 3e )
    Class Z ................................................................................ 84,928
    Class A ................................................................................ 173,639
    Class C ................................................................................ 16,815
    Class R6 ............................................................................... 2,010
Custodian fees (Note 4 ) ...................................................................... 12,688
Reports to shareholders fees .................................................................. 35,390
Registration and filing fees .................................................................... 34,815
Professional fees ........................................................................... 137,111
Trustees' fees and expenses .................................................................. 14,672
Other .................................................................................... 20,692
Total expenses ......................................................................... 2,749,477
Expense reductions (Note 4 ) ............................................................... (192)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (1,742)
Net expenses ......................................................................... 2,747,543
Net investment income ................................................................ 6,202,074
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 11,531,012
Foreign currency transactions ................................................................ (88,463)
Forward exchange contracts ................................................................. 4,482,606
Futures contracts ......................................................................... 775,143
Net realized gain (loss) .................................................................. 16,700,298
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (82,685,673)
Non-controlled affiliates (Note 3 f and 12 ) ...................................................... (82,436)
Translation of other assets and liabilities denominated in foreign currencies .............................. (57,882)
Forward exchange contracts ................................................................. 4,263,300
Futures contracts ......................................................................... 545,438
Net change in unrealized appreciation (depreciation) ............................................ (78,017,253)
Net realized and unrealized gain (loss) ............................................................ (61,316,955)
Net increase (decrease) in net assets resulting from operations .......................................... $(55,114,881)

Franklin Mutual Series Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
Franklin Mutual Financial Services Fund
Six Months Ended
June 30, 2022
(unaudited)
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $6,202,074 $6,586,479
Net realized gain (loss) ................................................. 16,700,298 4,958,286
Net change in unrealized appreciation (depreciation) ........................... (78,017,253) 68,475,443
Net increase (decrease) in net assets resulting from operations ................ (55,114,881) 80,020,208
Distributions to shareholders:
Class Z ............................................................. — (1,873,457)
Class A ............................................................. — (3,171,283)
Class C ............................................................. — (94,563)
Class R6 ............................................................ — (45,462)
Total distributions to shareholders .......................................... — (5,184,765)
Capital share transactions: (Note 2 )
Class Z ............................................................. (1,643,767) 1,153,445
Class A ............................................................. (3,722,406) 4,267,198
Class C ............................................................. (1,559,370) (7,775,630)
Class R6 ............................................................ (754,464) 478,344
Total capital share transactions ............................................ (7,680,007) (1,876,643)
Net increase (decrease) in net assets ................................... (62,794,888) 72,958,800
Net assets:
Beginning of period ..................................................... 416,052,466 343,093,666
End of period .......................................................... $353,257,578 $416,052,466

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
Franklin Mutual Financial Services Fund
22
franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Mutual Series Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of six separate
funds and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP). Franklin Mutual Financial Services Fund
(Fund) is included in this report. The Fund offers four classes of shares: Class Z, Class A, Class C and Class R6. Class
C shares automatically convert to Class A shares on a
monthly basis, after they have been held for 8 years. Each
class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
23
franklintempleton.com
Semiannual Report
Franklin Mutual Financial Services Fund
(continued)
such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
June 30, 2022, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
24
franklintempleton.com
Semiannual Report
Franklin Mutual Financial Services Fund
(continued)
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage exposure to certain foreign currencies.
A futures contract is an agreement between the Fund and a
counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of
Assets and Liabilities.
The Fund entered into OTC forward exchange contracts
primarily to manage exposure to certain foreign currencies.
A forward exchange contract is an agreement between the
Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
See Note 11 regarding other derivative information.
d. Restricted Cash
At June 30, 2022, the Fund held restricted cash in
connection with investments in certain derivative securities.
Restricted cash is held in a segregated account with the
Fund’s custodian/counterparty broker and is reflected in the
Statement of Assets and Liabilities.
e. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement.
The Fund may receive income from the investment of cash
collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid
to the securities lending agent and/or third-party vendor,
is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any
cash collateral investment, securities loaned, and the risk
that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
25
franklintempleton.com
Semiannual Report
Franklin Mutual Financial Services Fund
(continued)
loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower. At June 30, 2022, the
Fund had no securities on loan.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal
year exceed foreign withholding taxes paid by the Fund,
and the Fund previously passed through to its shareholders
foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund
will enter into a closing agreement with the Internal Revenue
Service (IRS) in order to pay the associated tax liability on behalf of the Fund's shareholders. The Fund determined to
enter into a closing agreement with the IRS and recorded the estimated payments as a reduction to income, as reflected in the Statement of Operations.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2022, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
1. Organization and Significant Accounting Policies
(continued)
e. Securities Lending
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
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Franklin Mutual Financial Services Fund
(continued)
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 3 0 , 202 2 , there were an unlimited number of shares authorized (without par value) . Transactions in the Fund’s shares were as follows:
Six Months Ended
June 30, 2022
Year Ended
December 31, 2021
Shares Amount Shares Amount
Class Z Shares:
Shares sold ................................... 395,100 $10,185,948 784,766 $19,144,281
Shares issued in reinvestment of distributions .......... — — 70,399 1,743,108
Shares redeemed ............................... (473,026) (11,829,715) (810,179) (19,733,944)
Net increase (decrease) .......................... (77,926) $(1,643,767) 44,986 $1,153,445
Class A Shares:
Shares sold
a
................................... 1,008,731 $26,388,033 1,796,743 $44,503,944
Shares issued in reinvestment of distributions .......... — — 123,180 3,061,930
Shares redeemed ............................... (1,224,827) (30,110,439) (1,774,053) (43,298,676)
Net increase (decrease) .......................... (216,096) $(3,722,406) 145,870 $4,267,198
Class C Shares:
Shares sold ................................... 112,880 $2,966,613 196,028 $4,867,182
Shares issued in reinvestment of distributions .......... — — 3,740 93,205
Shares redeemed
a
.............................. (184,868) (4,525,983) (519,218) (12,736,017)
Net increase (decrease) .......................... (71,988) $(1,559,370) (319,450) $(7,775,630)
Class R6 Shares:
Shares sold ................................... 21,831 $555,076 131,569 $3,272,275
Shares issued in reinvestment of distributions .......... — — 1,824 45,462
Shares redeemed ............................... (51,826) (1,309,540) (120,973) (2,839,393)
Net increase (decrease) .......................... (29,995) $(754,464) 12,420 $478,344
1. Organization and Significant Accounting Policies
(continued)
g. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
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Franklin Mutual Financial Services Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2022, the annualized gross effective investment management fee rate was 0.875% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Fund. The fee is paid by
Franklin Mutual based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class Z and Class R6 shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
 The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.875% Up to and including $1 billion
0.845% Over $1 billion, up to and including $2 billion
0.825% Over $2 billion, up to and including $5 billion
0.805% In excess of $5 billion
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
2. Shares of Beneficial Interest
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
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Franklin Mutual Financial Services Fund
(continued)
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended June 30, 2022, the Fund paid transfer agent fees of $277,392, of which $131,959 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2022, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2023.
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $19,696
CDSC retained .............................................................................. $928
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Mutual Financial Services Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.895% $— $3,166,000 $(3,166,000) $— $— $— — $61
Total Affiliated Securities ... $— $3,166,000 $(3,166,000) $— $— $— $61
3. Transactions with Affiliates
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
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Franklin Mutual Financial Services Fund
(continued)
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2022, the custodian fees were reduced as noted in the Statement of Operations.
5. Independent Trustees' Retirement Plan
On January 1, 1993, the Trust adopted an Independent Trustees’ Retirement Plan (Plan). The Plan is an unfunded defined benefit plan that provides benefit payments to Trustees whose length of service and retirement age meets the eligibility requirements of the Plan. Benefits under the Plan are based on years of service and fees paid to each trustee at the time of retirement. Effective in December 1996, the Plan was closed to new participants.
During the period ended June 30, 2022, the Fund’s projected benefit obligation and benefit payments under the Plan were as follows:
6. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2021, the capital loss carryforwards were as follows:
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2021, the Fund deferred late-year ordinary losses of $97,336.
At June 30, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, EU reclaims, passive foreign investment company shares, corporate actions and wash sales.
a
Projected benefit obligation at June 3 0 , 2022 .......... $44,938
b
Increase (decrease) in projected benefit obligation ...... $3,152
Benefit payments made to retired trustees ............. $—
a
The projected benefit obligation is included in trustees’ fees and expenses in the Statement of Assets and Liabilities.
b
The increase (decrease) in projected benefit obligation is reflected in trustees’ fees and expenses in the Statement of Operations.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $3,091,768
Long term ................................................................................ 44,917,536
Total capital loss carryforwards ............................................................... $48,009,304
Cost of investments .......................................................................... $352,726,783
Unrealized appreciation ........................................................................ $47,541,737
Unrealized depreciation ........................................................................ (54,917,100)
Net unrealized appreciation (depreciation) .......................................................... $(7,375,363)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
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Franklin Mutual Financial Services Fund
(continued)
7. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2022, aggregated
$79,293,866 and $79,439,396, respectively.
8. Credit Risk and Defaulted Securities
The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the
Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.
At June 30, 2022, the Fund did not hold any distressed company securities for which interest recognition has been discontinued.
9. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
10. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
11. Other Derivative Information
At June 30, 2022, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Mutual Financial Services Fund
Foreign exchange contracts ..
Variation margin on futures
contracts
$ 294,381
a
Variation margin on futures
contracts
$ —
Unrealized appreciation on OTC
forward exchange contracts
6,758,851 Unrealized depreciation on OTC
forward exchange contracts
642,791
Total .................... $7,053,232 $642,791
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
31
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Franklin Mutual Financial Services Fund
(continued)
For the period ended June 30, 2022, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2022, the average month end notional amount of futures contracts represented $15,210,607.
The average month end contract value of forward exchange contracts was $123,501,892.
At June 30, 2022, OTC derivative assets and liabilities are as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Mutual Financial Services Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Futures contracts $775,143 Futures contracts $545,438
Forward exchange contracts 4,482,606 Forward exchange contracts 4,263,300
Total ....................... $5,257,749 $4,808,738
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Franklin Mutual Financial Services Fund
Derivatives
Forward exchange contracts ............................. $ 6,758,851 $ 642,791
Total ............................................. $6,758,851 $642,791
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
11. Other Derivative Information
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
32
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Franklin Mutual Financial Services Fund
(continued)
At June 30, 2022, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
At June 30, 2022, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(c) regarding derivative financial instruments.
See Abbreviations on page 35 .
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a,b
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Franklin Mutual Financial Services Fund
Counterparty
BOFA .................... $1,500,580 $(131,427) $(1,369,153) $— $—
HSBK ................... 2,158,725 (195,510) (1,275,078) — 688,137
SSBT .................... 1,286,487 (173,452) — (1,080,000) 33,035
UBSW ................... 1,813,059 (142,402) (1,572,145) — 98,512
Total ................... $6,758,851 $(642,791) $ (4,216,376) $(1,080,000) $819,684
$ 1
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Franklin Mutual Financial Services Fund
Counterparty
BOFA .................... $131,427 $(131,427) $— $— $—
HSBK ................... 195,510 (195,510) — — —
SSBT .................... 173,452 (173,452) — — —
UBSW ................... 142,402 (142,402) — — —
Total ................... $642,791 $(642,791) $— $— $—
a
At June 30, 2022, the Fund received United Kingdom Treasury Bonds and U.S. Treasury Bills, Bonds and Notes as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
11. Other Derivative Information
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
33
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Franklin Mutual Financial Services Fund
(continued)
12. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended June 30, 2022, investments in “affiliated companies” were as follows:
13. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2022, the Fund did not use the
Global Credit Facility.
14. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Mutual Financial Services Fund
Non-Controlled Affiliates
Dividends
AB&T Financial Corp .. $ 221,578 $ — $ — $ — $ (82,436) $ 139,142 226,100 $ 576
Total Affiliated Securities
(Value is 0.0%
†
of Net
Assets) .......... $221,578 $— $— $ — $ (82,436) $139,142 $576
†
Rounds to less than 0.1% of net assets.

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
34
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Franklin Mutual Financial Services Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2022, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
15. New Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03,
Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions.
The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.
16. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin Mutual Financial Services Fund
Assets:
Investments in Securities:
Common Stocks :
Banks ............................... $ 70,300,495 $ 57,946,858 $ — $ 128,247,353
Capital Markets ........................ 6,522,818 12,172,353 — 18,695,171
Consumer Finance ..................... 6,282,970 — — 6,282,970
Diversified Financial Services ............. 13,823,878 5,208,281 — 19,032,159
Equity Real Estate Investment Trusts (REITs) . 4,826,792 — — 4,826,792
Household Durables .................... 11,111,628 — — 11,111,628
Insurance ............................ 75,525,346 48,024,379 — 123,549,725
IT Services ........................... 16,608,999 — — 16,608,999
Media ............................... 653,246 — — 653,246
Real Estate Management & Development .... — 2,602,857 — 2,602,857
Trading Companies & Distributors .......... 3,230,371 — — 3,230,371
Short Term Investments ................... — 4,099,708 — 4,099,708
Total Investments in Securities ........... $208,886,543 $130,054,436
a
$— $338,940,979
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 6,758,851 $ — $ 6,758,851
Futures contracts ........................ 294,381 — — 294,381
Total Other Financial Instruments ......... $294,381 $6,758,851 $— $7,053,232
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 642,791 $ — $ 642,791
Total Other Financial Instruments ......... $— $642,791 $— $642,791
a
Includes foreign securities valued at $125,815,586, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
14. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
35
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Franklin Mutual Financial Services Fund
(continued)
Abbreviations
Counterparty
BOFA
Bank of America N.A.
HSBK
HSBC Bank plc
SSBT
State Street Bank and Trust Co.
UBSW
UBS AG
Currency
EUR
Euro
GBP
British Pound
USD
United States Dollar
Selected Portfolio
FHLB
Federal Home Loan Banks

Franklin Mutual Series Funds
Shareholder Information
36
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Semiannual Report
Board Approval of Investment
Management Agreements
FRANKLIN MUTUAL SERIES FUNDS
Franklin Mutual Financial Services Fund (the “Fund”)
The Board of Trustees (Board), including a majority of
trustees that are not “interested persons” as such term is
defined in section 2(a)(19) of the Investment Company Act of
1940 (hereinafter referred to as “independent trustees”), at a meeting held on May 24, 2022, unanimously approved the
renewal of the Fund’s investment management agreement.
Prior to a meeting of all of the trustees for the purpose
of considering such renewal, the independent trustees
participated in two other meetings held in connection
with the renewal process. Throughout the process, the
independent trustees received assistance and advice
from and met separately with independent counsel. The
independent trustees met with and interviewed officers of
the investment manager (including portfolio managers),
the transfer agent and shareholder services group and
the distributor. In approving the renewal of the investment
management agreement for the Fund, the Board, including
the independent trustees, determined that the investment
management fee structure was fair and reasonable and that
continuance of the agreement was in the best interests of
the Fund and its shareholders.
In reaching their decision on the investment management
agreement, the trustees took into account information
furnished throughout the year at Board meetings, as well
as information specifically requested and furnished for
the renewal process, which culminated in the meetings
referred to above for the specific purpose of considering
such agreement. Information furnished throughout the year
included, among others, reports on the Fund’s investment
performance, expenses, portfolio composition, portfolio
brokerage execution, client commission arrangements,
derivatives, securities lending, asset segregation, portfolio turnover, Rule 12b-1 plan, distribution, shareholder servicing, legal and compliance matters, pricing of securities, sales
and redemptions, and marketing support payments made
to financial intermediaries, as well as a third-party survey of transfer agent fees charged to funds within the Franklin
Templeton (FT) complex in comparison with those charged
to other fund complexes deemed comparable. Also, related
financial statements and other information about the scope
and quality of services provided by the investment manager
and its affiliates and enhancements to such services over the past year were provided. In addition, the trustees received
periodic reports throughout the year and during the renewal
process relating to compliance with the Fund’s investment
policies and restrictions. During the renewal process, the
independent trustees considered the investment manager’s
methods of operation within the Franklin Templeton group
and its activities on behalf of other clients. The Board also reviewed and considered an annual report on payments
made by FT or the Fund to financial intermediaries, as
well as a memorandum relating to third-party servicing
arrangements, which included discussion of the changing
distribution landscape for the Fund.
The information obtained by the trustees during the
renewal process also included a special report prepared
by Broadridge Financial Solutions, Inc., an independent
third-party analyst that utilizes data from Lipper, Inc.
(“Lipper”), comparing the Fund’s investment performance
and expenses with those of other mutual funds deemed
comparable to the Fund as selected by Lipper (Broadridge
Section 15(c) Report). The trustees reviewed the Broadridge
Section 15(c) Report and its usefulness in the renewal
process with respect to matters such as comparative fees,
expenses, expense ratios, performance and volatility. They
concluded that the report continues to be a reliable resource in the performance of their duties.
In addition, the trustees received a Profitability Study
(Profitability Study) prepared by management discussing
the profitability to FT from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Over the past year, the Board and counsel to the independent trustees
continued to receive reports on management’s handling of
recent regulatory inquiries and pending legal actions against the investment manager and its affiliates. The independent
trustees were satisfied with the actions taken to date by
management in response to such regulatory and legal
matters.
The trustees reviewed the personnel, operations, financial
condition, and investment management capabilities,
methodologies and resources of the investment manager.
As part of this review, particular attention was given to
management’s diligent risk management program, including
continual monitoring and management of cybersecurity,
liquidity and counterparty credit risk, and attention given to derivatives and other complex instruments that are held and
expected to be held by the Fund and how such instruments
are used to carry out the Fund’s investment goal(s).
The Board also took into account, among other things,
management’s efforts in establishing a global credit facility

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37
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Semiannual Report
for the benefit of the Fund and other accounts managed by
FT to provide a source of cash for temporary and emergency
purposes or to meet unusual redemption requests as well
as the strong financial position of the investment manager’s parent company and its commitment to the mutual fund
business. The Board noted management’s continuing
efforts and expenditures in establishing effective business
continuity plans and developing strategies to address areas
of heightened concern in the mutual fund industry, such as
cybersecurity in the current work-from-home environment
and liquidity risk management. The Board also recognized
management’s commitment to facilitating Board oversight
of particular areas, including derivatives and payments to
intermediaries, by enhanced reporting.
In addition to the above and other matters considered by
the trustees throughout the course of the year, the following discussion relates to certain primary factors relevant to the
Board’s decision. This discussion of the information and
factors considered by the Board (including the information
and factors discussed above) is not intended to be
exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors
considered, the Board did not, unless otherwise noted, find
it practicable to quantify or otherwise assign relative weights to the foregoing factors. In addition, individual trustees may have assigned different weights to various factors.
NATURE, EXTENT AND QUALITY OF SERVICES
The trustees reviewed the nature, extent and quality of the
services provided, and to be provided, by the investment
manager. The trustees cited the investment manager’s
ability to implement the Fund’s disciplined value investment approach and its long-term relationship with the Fund as
reasons that shareholders choose to invest, and remain
invested, in the Fund. The trustees reviewed the Fund’s
portfolio management team, including its performance,
staffing, skills and compensation program. With respect to
portfolio manager compensation, management assured
the trustees that the Fund’s long-term performance is a
significant component of incentive-based compensation
and noted that a portion of a portfolio manager’s incentive-
based compensation is paid in shares of pre- designated
funds from the portfolio manager’s fund management area.
The trustees noted that the portfolio manager compensation
program aligned the interests of the portfolio managers with that of shareholders of the Fund. The trustees discussed
with management various other products, portfolios and
entities that are advised by the investment manager and the
allocation of assets and expenses among and within them,
as well as their relative fees and reasons for differences with respect thereto and any potential conflicts. During regular
Board meetings and the aforementioned meetings of the
independent trustees, the trustees received reports and
presentations on the investment manager’s best execution
trading policies. The trustees considered periodic reports
provided to them showing that the investment manager
complied with the investment policies and restrictions of the
Fund as well as other reports periodically furnished to the
Board covering matters such as the compliance of portfolio
managers and other management personnel with the code
of ethics covering the investment management personnel,
the adherence to fair value pricing procedures established by the Board and the accuracy of net asset value calculations.
The Board noted the extent of the benefits provided to Fund
shareholders from being part of the Franklin Templeton
group of funds, including the right to exchange investments
between funds (same class) without a sales charge, the
ability to reinvest Fund dividends into other funds and the
right to combine holdings of other funds to obtain reduced
sales charges. The Board considered the investment
manager’s significant efforts in developing and implementing compliance procedures established in accordance with SEC
and other requirements.
The Board considered the nature, extent and quality of
the services to be provided under the Fund’s other service
agreements to determine that, on an overall basis, Fund
shareholders were well served. In this connection, the
Board also took into account transfer agent and shareholder
services provided to Fund shareholders by an affiliate of
the investment manager, and favorable periodic reports
on shareholder services conducted by independent third
parties. While such considerations directly affected the
trustees’ decision in renewing the Fund’s transfer agent and shareholder services agreement, the Board also considered
these commitments as incidental benefits to Fund
shareholders deriving from the investment management
relationship.
Based on their review, the trustees were satisfied with the
nature and quality of the overall services provided, and to be provided, by the investment manager and its affiliates to the
Fund and its shareholders and were confident in the abilities of the management team to continue the disciplined value
investment approach of the Fund and to provide quality
services to the Fund and its shareholders.
INVESTMENT PERFORMANCE
The trustees reviewed and placed significant emphasis
on the investment performance of the Fund over the one-,
three-, five- and 10-year periods ended December 31, 2021.
They considered the history of performance of the Fund
relative to various benchmarks. As part of their review, they

Franklin Mutual Series Funds
Shareholder Information
38
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Semiannual Report
inquired of management regarding benchmarks, style drift
and restrictions on permitted investments. Consideration was also given to performance in the context of available levels of cash during the periods.
The trustees had meetings during the year, including the
meetings referred to above held in connection with the
renewal process, with the Fund’s portfolio managers to
discuss performance and the management of the Fund.
In addition to the materials provided by management in
connection with the renewal process, the independent
trustees requested throughout the year (and received)
additional presentations from the investment manager
and senior management of FT regarding the performance
of the investment manager and the Fund. As part of
these presentations, the investment manager and senior
management of FT reviewed enhancements that have been
made, and are being made, to the investment manager’s
investment process.
Particular attention in assessing performance was given to
the Broadridge Section 15(c) Report. That report showed
the investment performance of the Fund (Class A shares) in
comparison to other funds determined comparable by Lipper.
The comparable funds to the Fund, as chosen by Lipper,
included all retail and institutional global financial services funds. The Fund had total returns in the middle performing
quintile for the one-year period ended December 31, 2021,
had annualized total returns for the three-year period in the lowest performing quintile, and had annualized total returns for the five-year period in the second-lowest performing
quintile. The trustees noted that the Fund’s total return on an annualized basis for the 10-year period ended December
31, 2021 was also in the second-lowest performing
quintile. The trustees also compared Fund performance to
other industry benchmarks, including measures of risk-
adjusted performance of a fund, as part of their evaluation
of investment performance. The trustees discussed with
management the reasons for the relative underperformance
for the three-, five- and 10-year periods ended December 31,
2021. The Board was encouraged by improved performance
in 2021 and did not believe that any changes with respect to the Fund were warranted at the time, particularly since the
recent personnel changes had taken effect on November 2,
2020 and the continued enhancements to the investment
manager’s personnel and investment process. The Board
noted that it would continue to monitor future performance.
COMPARATIVE EXPENSES AND MANAGEMENT
PROFITABILITY
The trustees considered the cost of the services provided
and to be provided and the profits realized by the investment manager and its affiliates from their respective relationships with the Fund. As part of the renewal process, the trustees
explored with management the trends in expense ratios over
the past three fiscal years and the reasons for any increases in the Fund’s expense ratios (or components thereof). In
considering the appropriateness of the management fee and
other expenses charged to the Fund, the Board took into
account various factors including investment performance
and matters relating to Fund operations, including, but
not limited to, the quality and experience of its portfolio
managers and research staff. Consideration was also
given to a comparative analysis in the Broadridge Section
15(c) Report of the investment management fee and total
expense ratio of the Fund in comparison with those of a
group of other funds selected by Lipper as its appropriate
Lipper expense group. Lipper expense data is based upon
information taken from each fund’s most recent annual
report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed
the independent analysis conducted by Lipper to be an
appropriate measure of comparative expenses.
In reviewing comparative costs, emphasis was given to the
Fund’s contractual management fee in comparison with the
contractual management fee that would have been charged
by other funds within its Lipper expense group assuming
they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its
Lipper expense group. The Lipper contractual management
fee analysis includes administrative charges as being part of the management fee, and total expenses, for comparative
consistency, are shown by Lipper for Fund Class A shares.
The Fund’s contractual management fee rate was in the
second-most expensive quintile of its Lipper expense
group and its total expenses were in the middle quintile of
such group. The Board found such comparative fees and
expenses to be acceptable in view of factors relating to the
Fund’s operations, such as the quality and experience of its portfolio managers.
The trustees also reviewed the Profitability Study addressing profitability of Franklin Resources, Inc., from its overall
U.S. fund business, as well as profitability to the Fund’s
investment manager and its affiliates, from providing
investment management and other services to the Fund

Franklin Mutual Series Funds
Shareholder Information
39
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Semiannual Report
during the 12-month period ended September 30, 2022,
the most recent fiscal year-end of Franklin Resources, Inc.
The trustees reviewed the basis on which such reports are
prepared and the cost allocation methodology utilized in
the Profitability Study, it being recognized that allocation methodologies may each be reasonable while producing
different results. In this respect, the Board noted that the reasonableness of the cost allocation methodologies was
reviewed by independent accountants on an every other
year basis.
The independent trustees met with management to discuss
the Profitability Study. This included, among other things,
a comparison of investment management income with
investment management expenses of the Fund; comparison
of underwriting revenues and expenses; the relative
relationship of investment management and underwriting
expenses; shareholder servicing profitability; economies
of scale; and the relative contribution of the Fund to the
profitability of the investment manager and its parent.
In discussing the Profitability Study with the Board, the
investment manager stated its belief that the costs incurred in establishing the infrastructure necessary to operate
the type of mutual fund operations conducted by it and its
affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability.
The Board also took into account management’s
expenditures in improving shareholder services provided to
the Fund, as well as the need to meet additional regulatory
and compliance requirements. The trustees also considered
the extent to which the investment manager may derive
ancillary benefits from Fund operations, including those
derived from economies of scale, discussed below, the
allocation of Fund brokerage and the use of commission
dollars to pay for research and other similar services.
Based upon their consideration of all these factors, the
trustees determined that the level of profits realized by the investment manager and its affiliates in providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.
ECONOMIES OF SCALE
The Board considered economies of scale realized by the
investment manager and its affiliates as the Fund grows
larger and the extent to which they are shared with Fund
shareholders, as for example, in the level of the investment management fee charged, in the quality and efficiency of
services rendered and in increased capital commitments
benefiting the Fund directly or indirectly. While recognizing that any precise determination is inherently subjective, the trustees noted that, based upon the Profitability Study, as
some funds increase in size, at some point economies of
scale may result in the investment manager realizing a larger profit margin on investment management services provided
to such a fund. The trustees also noted that benefits of
economies of scale will be shared with Fund shareholders
due to the decline in the effective investment management
fee rate as breakpoints are achieved by the Fund.
The trustees noted that breakpoints had been instituted as
part of the Fund’s investment management fee and that the
Board regularly evaluates whether additional breakpoints
are appropriate. The trustees believed the breakpoints
were, and continue to be, appropriate and they agreed to
continue to monitor the appropriateness of the breakpoints.
The trustees also considered the effects an increase in
assets under management would have on the investment
management fee and expense ratio of the Fund. To the
extent further economies of scale may be realized by the
investment manager and its affiliates, the Board believed the investment management fees provide a sharing of benefits
with the Fund and its shareholders.
Liquidity Risk Management Program
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).

Franklin Mutual Series Funds
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40
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Semiannual Report
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2022, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2021. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

479 S 08/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin Mutual Financial Services Fund
Investment Manager Distributor Shareholder Services
Franklin Mutual Advisers, LLC Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301 - (Class
A, C & R6)
(800) 448-FUND - (Class
Z)

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Mutual
Shares Fund
A Series of Franklin Mutual Series Funds
June 30, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Semiannual Report
1
SHAREHOLDER LETTER
Dear Franklin Mutual Shares Fund Shareholder:
The past six months were eventful and volatile. Several
themes carried over from the winter of 2021, but with
seemingly increased intensity. Mounting inflation, more
hawkish central banks, continuing supply chain difficulties
and renewed COVID-lockdowns remained a part of the
economic landscape, joined by new elements, like war.
Corporate earnings and other economic indicators generally
remained strong for much of the six months. However,
some elements such as consumer spending patterns and
corporate inventories started to show strain toward the end
of the period as inflationary pressures and concern over
the possibility of a recession took their toll on the general population, companies and investors.
Equity markets generally declined in the first half of 2022, pressured by high inflation, tightening monetary policy
and Russia’s invasion of Ukraine. Continued supply-chain
disruptions helped drive inflation in many countries to reach the highest levels in decades. In response, some of the
world’s central banks tightened monetary policy, including
the U.S. Federal Reserve, which made its first interest-rate hike in over three years in March, followed by incrementally larger increases in May and June. Rising rates can cool
economic growth and we think a recession may be on
the horizon. Some U.S. large-cap valuations reflect this
recession risk. Furthermore, many U.S. small-cap value
stocks are trading well below their 52-week highs, and
valuations of profitable small-cap value companies are
near 20-year lows relative to large-cap value stocks in an
attempt to take this risk into account. Higher interest rates also continue to work against long-duration growth stocks by increasing the discount of a company’s projected future cash flows. This downward pressure on technology and other
long-duration growth names is helping to support investor
interest in more defensive value stocks.
Even though the initial shock of Russia’s invasion of Ukraine has receded, the conflict continues to roil markets as Russia leverages its position as a prominent supplier of oil and
natural gas to much of Europe. As the period ended, many
European countries and companies were exploring alternate
ways to fulfill their need for energy. Aside from energy
shortages, other supply-chain disruptions compounded
through the end of the period. In addition to continued
struggles from ongoing pandemic-related shortages, the
resurgence of COVID-19 in China and resulting shutdowns
of manufacturing facilities and major ports in the country
inflamed an already delicate situation. During first-quarter earnings announcements, companies began to comment
on the effects of rising input costs on their margins. Though upwards of 80% of companies in the Standard & Poor’s
®
500 Index met or beat first-quarter earnings estimates, some declined to raise guidance, due in part to the unpredictability of the current cost environment.
Not all progress is evidenced by a steady march forward.
In the near-term, market activity will likely be influenced by developments around the Ukraine conflict, inflation concerns, supply chain constraints and changes to monetary and fiscal
support. We remain focused on identifying opportunities
to acquire stocks at attractive valuations based upon our
assessment of fundamental value, while taking advantage
of volatility. Our process of finding underappreciated and
misunderstood companies with identifiable catalysts to
unlock shareholder value may provide meaningful upside
potential and possible downside risk management during
turbulent periods. In addition, we continue to focus on
event-driven situations across equity and fixed income
with catalysts less correlated to the overall markets. While unnerving, volatility remains an inherent part of investing in risk assets, and the market historically rewards investors
who take an opportunistic long-term perspective.
On the following pages, the Fund's portfolio management
team reviews investment decisions made during the past six
months, considering the economic environment and other
factors. Please remember all securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton,
welcome your questions and comments, and look forward
to continuing to serve your investment needs in the years
ahead.
Sincerely,
Christian Correa, CFA
President and Chief Investment Officer
Franklin Mutual Advisers, LLC
This letter reflects our analysis and opinions as of June 30,
2022, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.

franklintempleton.com
Semiannual Report

Contents
Semiannual Report
Franklin Mutual Shares Fund 3
Performance Summary 7
Your Fund’s Expenses 9
Financial Highlights and Schedule of Investments 10
Financial Statements 21
Notes to Financial Statements 25
Shareholder Information 39
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Semiannual Report
SEMIANNUAL REPORT
Franklin Mutual Shares Fund
This semiannual report for Franklin Mutual Shares Fund
covers the period ended June 30, 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation, which may
occasionally be short term. The secondary goal is income.
Under normal market conditions, the Fund invests primarily
in equity securities of U.S. and foreign companies that
we believe are available at market prices less than their
fundamental value. The equity securities in which the Fund
invests are primarily common stock, with a current focus on
mid- and large-cap companies. To a lesser extent, the Fund
also invests in merger arbitrage securities and the debt and equity of distressed companies. The Fund may invest up
to 35% of its assets in foreign securities and participations in foreign government debt. The Geographic Composition
table on this page lists the leading countries where the Fund invests.
Performance Overview
The Fund’s Class Z shares posted a -12.62% cumulative
total return for the six months ended June 30, 2022. For
comparison, the Fund’s benchmark, the Russell 1000
®
Value Index, which measures the performance of the large-
cap value segment of the U.S. equity universe, posted a
-12.86% cumulative total return for the period under review.
1
You can find more of the Fund’s performance data in the
Performance Summary beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236
.
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR (net of
tax withholding when dividends are paid), posted a -20.18%
total return for the six months ended June 30, 2022.
1
The
combination of resilient consumer demand and persistent
supply-chain disruptions during the six-month period
contributed to higher inflation in many countries that already experienced substantial inflation before the reporting period.
This inflationary pressure led many of the world’s central
banks to adopt less accommodative stances regarding
monetary policy. The Chinese government’s imposition of
new lockdowns to quell the spread of the Omicron variant
of COVID-19 pressured Asian and global emerging market
stocks. Russia’s invasion of Ukraine also increased investor uncertainty, as international sanctions on Russia constrained companies that do business with Russia and disrupted
global economic activity and commodity markets.
In the U.S., gross domestic product (GDP) growth turned
negative in the first quarter of 2022 as high inflation,
supply constraints and record trade deficits weighed on the
economy. Rising prices precipitated a notable decline in
consumer confidence, despite high spending levels. In an
effort to control inflation, the U.S. Federal Reserve (Fed)
raised the federal funds target rate in March 2022 for the
first time since 2018. The Fed raised the federal funds
rate again at its subsequent two meetings, accelerating
the rate of increase each time to end the period at a range
of 1.50%–1.75%. The Fed noted in its June meeting that
inflation remained elevated, as job growth was robust and
the unemployment rate remained low. Furthermore, the
Fed said it would continue to reduce its bond holdings, and
anticipated instituting further interest rate increases at future meetings.
Geographic Composition*
6/30/22
% of Total
Net Assets
United States 89.1%
United Kingdom 4.9%
Switzerland 2.3%
Netherlands 1.7%
Other** 0.0%
Short-Term Investments & Other Net Assets 2.0%
*The Fund held 8.9% of total net assets in foreign securities.
** Rounds to less than 0.1%.
1. Source: Morningstar. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell
®
is a
trademark of Frank Russell Company.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
15
.

Franklin Mutual Shares Fund

franklintempleton.com
Semiannual Report
Economic growth in the eurozone maintained a slow rate
in the first quarter of 2022 as the war in Ukraine disrupted supply chains, sent commodity prices higher, and weakened
the economic outlook. The war in Ukraine contributed to
record high inflation across the eurozone as commodity
and oil prices soared. The European Central Bank indicated
it will raise interest rates in July, the first increase in more than a decade, to fight growing inflation. In this environment,
European developed market equities, as measured by the
MSCI Europe Index-NR, posted a -20.79% total return for
the six months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a -17.69% total return for the six-month period.
1
While
many Asian countries experienced improving economic
conditions, Japan’s GDP contracted in the first quarter of
2022 after having returned to growth in the fourth quarter
of 2021. Although China’s economy continued to grow,
it was pressured by coronavirus-related restrictions and
government measures to limit real estate speculation.
Unexpected regulatory changes by the Chinese government,
which negatively impacted education- and technology-
related businesses, and investor concerns about the
solvency of several large Chinese property developers
further pressured Chinese stocks.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a -17.63% total
return for the six months under review.
1
Following Russia’s
invasion of Ukraine, climbing food and energy prices
kindled inflationary pressures and raised concerns over the
possibility of government debt defaults in some countries.
Meanwhile, some countries, particularly in Latin America, as well as South Africa and Saudi Arabia, have benefited from
the rising commodity prices.
Investment Strategy
At Franklin Mutual Series, we are committed to our
distinctive value approach to investing, which we believe
can generate above-average risk-adjusted returns over
time for our shareholders. Our major investment strategy
is investing in undervalued stocks. When selecting
undervalued equities, we are attracted to what we believe
are fundamentally strong companies with healthy balance
sheets, high-quality assets, substantial free cash flow
and shareholder-oriented management teams and whose
stocks are trading at discounts to our assessment of the
companies’ intrinsic or business value. We also look for
asset-rich companies whose shares may be trading at
depressed levels due to concerns over short-term earnings
disappointments, litigation, management strategy or other
perceived negatives. This strict value approach is not only
intended to improve the likelihood of capital appreciation, but also reduces the risk of substantial declines, in our opinion.
While the vast majority of our undervalued equity and debt
investments are made in publicly traded companies globally,
we may invest occasionally in privately held companies as
well.
To a lesser extent, we complement this more traditional
investment strategy with two others. One is distressed
investing, a highly specialized field that has proven quite
profitable during certain periods over the years. Distressed investing is complex and can take many forms. The most
common distressed investment the Fund undertakes is the
purchase of financially troubled or bankrupt companies’ debt at a substantial discount to face value. After the financially distressed company is reorganized, often in bankruptcy
court, the old debt is typically replaced with new securities issued by the financially stronger company.
The other piece of our investment strategy is participating in arbitrage situations, another highly specialized field. When companies announce proposed mergers or takeovers,
commonly referred to as deals, the target company may
trade at a discount to the bid it ultimately accepts. One
form of arbitrage involves purchasing the target company’s
stock when it is trading below the value we believe it would receive in a deal. In keeping with our commitment to a
relatively conservative investment approach, we typically
focus our arbitrage efforts on announced deals, and avoid
rumored deals or other situations we consider relatively
risky. In addition, it is our practice to hedge the Fund’s
currency exposure when we deem it advantageous for our
shareholders.
Top 10 Industries
6/30/22
% of Total
Net Assets
a
Pharmaceuticals 8.3%
IT Services 7.2%
Health Care Providers & Services 7.0%
Banks 6.7%
Software 5.5%
Insurance 5.3%
Oil, Gas & Consumable Fuels 5.2%
Media 4.8%
Entertainment 3.5%
Tobacco 3.3%

Franklin Mutual Shares Fund

franklintempleton.com
Semiannual Report
Manager’s Discussion
During the six-month period, the Fund fared slightly better
than its benchmark, as stock selection in the financials,
consumer staples and health care sectors contributed
to relative returns. Stock selection in the consumer
discretionary and energy sectors and an underweight in the
utilities sector detracted from relative performance. The Top
10 Industries table on page 4 lists the industries in which the
Fund primarily invests, some of which are within the sectors listed above.
Top positive contributors to performance during the six-
month period included BP, Williams and British American
Tobacco. BP is listed among the Fund’s largest positions in
the Top 10 Holdings table on this page.
U.K.-based global integrated oil company BP contributed to
relative returns, as high energy prices continued to support the stock despite uncertainty about the costs of exiting
its Russian assets and stake in a Russian government-
controlled oil producer Rosneft (not a Fund holding).
Nonetheless, the company recently reiterated its financial
framework, with some of its significant free cash flow
invested in transitioning the company to an integrated energy company, and the rest of its free cash flow being returned to shareholders through stock buybacks and dividends.
Energy infrastructure company Williams was a significant
relative contributor, amid improving investor sentiment
toward the energy sector. Greater appreciation of both
continued growth prospects and the strong contribution
Williams’ assets can make to decarbonization also benefited
the company’s share price performance. Additionally,
Williams stands to benefit from an expected increase in
liquid natural gas exports from the U.S. as efforts to reduce
Europe’s reliance on Russian natural gas take hold. Williams generates good free cash flow, financial results tend to
be stable, and it is our opinion the reinvestment opportunities have been underappreciated.
British American Tobacco buoyed relative returns during the
period, as stable growth businesses had a strong start to
the year. The company’s full-year financial results were also positive, and the company confirmed that losses in their non-
combustible products would improve in 2022. The company
also announced a stock buyback program. We believe the
shares remain undervalued, particularly as the losses in its next generation products are expected to continue to decline over time.
During the six-month period, investments that detracted
from Fund performance included General Motors, Johnson
Controls International and Lennar.
General Motors (GM) curbed relative performance during
the period. The company experienced production troubles
due to ongoing semiconductor supply chain issues. GM
also struggled with management changes at its Cruise
autonomous vehicle business, and concerns about
commodity inflation and the economy. Nonetheless, we
believe the company’s financial results were solid, with
profitability remaining strong despite commodity inflation and increased investments in electric vehicles.
Johnson Controls International hindered relative returns
following its second-quarter earnings report. The company
posted solid top-line execution, weaker margins due to
supply chain disruptions and earnings per share in line with estimates, resulting from higher profits and a lower share
count. Management continues to see improved underlying
trends and is encouraged by the pace of order growth but
given the pace of the backlog conversion due to supply
chain issues, Johnson Controls was forced to cut full-year
guidance.
Lennar, a U.S. homebuilder, curbed relative returns during
the period due to concerns that higher mortgage rates
would hurt its business. The company is experiencing robust
demand across its business, and it anticipates a strong
selling season in 2022 as supply constraints ease. Lennar is also continuing to buy back shares. The company continues
to emphasize an asset light business model, which we
Top 10 Holdings
6/30/22
Company
Industry , Country
% of Total
Net Assets
a a
Charter Communications, Inc. 3.2%
Media, United States
BP plc 3.0%
Oil, Gas & Consumable Fuels, United Kingdom
T-Mobile US, Inc. 3.0%
Wireless Telecommunication Services, United
States
Kraft Heinz Co. (The) 2.8%
Food Products, United States
CVS Health Corp. 2.8%
Health Care Providers & Services, United States
Global Payments, Inc. 2.5%
IT Services, United States
Bank of America Corp. 2.4%
Banks, United States
Fiserv, Inc. 2.4%
IT Services, United States
Humana, Inc. 2.3%
Health Care Providers & Services, United States
Eli Lilly & Co. 2.3%
Pharmaceuticals, United States

Franklin Mutual Shares Fund

franklintempleton.com
Semiannual Report
believe can drive robust returns on invested capital and
strong free cash flow generation. We exited our holding in
Lennar during the period.
During the period, the Fund held currency forwards and
futures, seeking to hedge a significant portion of the currency risk in the portfolio. The hedges had a positive overall impact on the Fund’s performance as the dollar rose against most
currencies during the period.
As fellow shareholders, although we found recent absolute
performance disappointing, the Fund performed better
than its benchmark as we continued to pursue our strategy
of seeking undervalued stocks and focusing on special
situation investments, including distressed investments and
merger arbitrage. We remain committed to our disciplined,
value investment approach as we seek to generate
attractive, long-term, risk-adjusted returns for shareholders.
Thank you for your participation in Franklin Mutual
Shares Fund. We look forward to continuing to serve your
investment needs.
Christian Correa, CFA
Co-Lead Portfolio Manager
Grace Hoefig
Co-Lead Portfolio Manager
Debbie A. Turner, CFA
Assistant Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of June 30, 2022
Franklin Mutual Shares Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/22
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; For other share classes, visit franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
Z
6-Month -12.62% -12.62%
1-Year -10.86% -10.86%
5-Year +15.06% +2.84%
10-Year +101.13% +7.24%
A
3
6-Month -12.78% -17.59%
1-Year -11.10% -15.98%
5-Year +13.58% +1.43%
10-Year +95.76% +6.34%
See page 8 for Performance Summary footnotes.

Franklin Mutual Shares Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Value securities may not increase in price as anticipated or may decline further in value.
Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. The Fund’s investments in companies engaged in mergers, reorganizations or liquidations also involve special risks as pending deals may not be completed on time or on favorable terms.
The Fund may invest in lower-rated bonds, which entail higher credit risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of
Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
4
Share Class
Z 0.81%
A 1.06%

Your Fund’s Expenses
Franklin Mutual Shares Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/22
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
a
Net
Annualized
Expense
Ratio
2
Z $1,000 $873.80 $3.63 $1,020.92 $3.91 0.78%
A $1,000 $872.20 $4.78 $1,019.68 $5.16 1.03%
C $1,000 $869.20 $8.25 $1,015.96 $8.90 1.78%
R $1,000 $871.30 $5.94 $1,018.45 $6.41 1.28%
R6 $1,000 $874.00 $3.35 $1,021.22 $3.62 0.72%

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Shares Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class Z
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $27.09 $25.33 $27.56 $24.25 $28.63 $28.22
Income from investment operations
a
:
Net investment income
b
............. 0.24 0.39 0.83
c
0.63 0.51 0.65
d
Net realized and unrealized gains (losses) (3.67) 4.43 (2.11) 4.90 (3.11) 1.73
Total from investment operations ........ (3.43) 4.82 (1.28) 5.53 (2.60) 2.38
Less distributions from:
Net investment income .............. — (0.94) (0.53) (0.71) (0.53) (0.68)
Net realized gains ................. — (2.12) (0.42) (1.51) (1.25) (1.29)
Total distributions ................... — (3.06) (0.95) (2.22) (1.78) (1.97)
Net asset value, end of period .......... $23.66 $27.09 $25.33 $27.56 $24.25 $28.63
Total return
e
....................... (12.62)% 19.34% (4.34)% 23.13% (8.95)% 8.49%
Ratios to average net assets
f
Expenses
g ,h
........................ 0.78% 0.81%
i
0.80%
i
0.78%
i
0.76%
i
0.78%
Expenses - incurred in connection with
securities sold short ................. —%
j
0.02% 0.02% 0.02% —%
j
—%
Net investment income ............... 1.83% 1.36% 3.56%
c
2.32% 1.77% 2.23%
d
Supplemental data
Net assets, end of period (000’s) ........ $3,910,771 $4,717,528 $4,376,135 $5,472,276 $5,189,476 $6,229,996
Portfolio turnover rate ................ 34.97% 41.18%
k
21.35% 21.71% 20.72% 18.15%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.30%.
d
Net investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.69%.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
h
Benefit of expense reduction rounds to less than 0.01%.
i
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
j
Rounds to less than 0.01%.
k
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(g).

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $26.75 $25.04 $27.26 $24.00 $28.35 $27.97
Income from investment operations
a
:
Net investment income
b
............. 0.20 0.31 0.76
c
0.56 0.43 0.58
d
Net realized and unrealized gains (losses) (3.62) 4.39 (2.10) 4.85 (3.07) 1.70
Total from investment operations ........ (3.42) 4.70 (1.34) 5.41 (2.64) 2.28
Less distributions from:
Net investment income .............. — (0.87) (0.46) (0.64) (0.46) (0.61)
Net realized gains ................. — (2.12) (0.42) (1.51) (1.25) (1.29)
Total distributions ................... — (2.99) (0.88) (2.15) (1.71) (1.90)
Net asset value, end of period .......... $23.33 $26.75 $25.04 $27.26 $24.00 $28.35
Total return
e
....................... (12.78)% 19.07% (4.60)% 22.86% (9.18)% 8.21%
Ratios to average net assets
f
Expenses
g ,h
........................ 1.03% 1.06%
i
1.05%
i
1.03%
i
1.01%
i
1.03%
Expenses - incurred in connection with
securities sold short ................. —%
j
0.02% 0.02% 0.02% —%
j
—%
Net investment income ............... 1.57% 1.11% 3.32%
c
2.07% 1.52% 1.98%
d
Supplemental data
Net assets, end of period (000’s) ........ $2,615,564 $3,125,320 $2,965,127 $4,042,626 $3,852,134 $4,386,829
Portfolio turnover rate ................ 34.97% 41.18%
k
21.35% 21.71% 20.72% 18.15%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.07%.
d
Net investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.44%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
h
Benefit of expense reduction rounds to less than 0.01%.
i
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
j
Rounds to less than 0.01%.
k
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(g).

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $26.75 $25.02 $27.22 $23.97 $28.04 $27.68
Income from investment operations
a
:
Net investment income
b
............. 0.11 0.10 0.60
c
0.36 0.21 0.35
d
Net realized and unrealized gains (losses) (3.61) 4.37 (2.12) 4.82 (3.00) 1.67
Total from investment operations ........ (3.50) 4.47 (1.52) 5.18 (2.79) 2.02
Less distributions from:
Net investment income .............. — (0.62) (0.26) (0.42) (0.03) (0.37)
Net realized gains ................. — (2.12) (0.42) (1.51) (1.25) (1.29)
Total distributions ................... — (2.74) (0.68) (1.93) (1.28) (1.66)
Net asset value, end of period .......... $23.25 $26.75 $25.02 $27.22 $23.97 $28.04
Total return
e
....................... (13.08)% 18.13% (5.29)% 21.93% (9.87)% 7.37%
Ratios to average net assets
f
Expenses
g ,h
........................ 1.78% 1.81%
i
1.80%
i
1.78%
i
1.76%
i
1.78%
Expenses - incurred in connection with
securities sold short ................. —%
j
0.02% 0.02% 0.02% —%
j
—%
Net investment income ............... 0.82% 0.35% 2.63%
c
1.32% 0.77% 1.23%
d
Supplemental data
Net assets, end of period (000’s) ........ $159,602 $192,660 $206,196 $302,296 $309,756 $995,665
Portfolio turnover rate ................ 34.97% 41.18%
k
21.35% 21.71% 20.72% 18.15%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.37%.
d
Net investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.69%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
h
Benefit of expense reduction rounds to less than 0.01%.
i
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
j
Rounds to less than 0.01%.
k
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(g).

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $26.65 $24.96 $27.17 $23.91 $28.21 $27.83
Income from investment operations
a
:
Net investment income
b
............. 0.17 0.24 0.70
c
0.49 0.36 0.50
d
Net realized and unrealized gains (losses) (3.60) 4.36 (2.09) 4.83 (3.05) 1.70
Total from investment operations ........ (3.43) 4.60 (1.39) 5.32 (2.69) 2.20
Less distributions from:
Net investment income .............. — (0.79) (0.40) (0.55) (0.36) (0.53)
Net realized gains ................. — (2.12) (0.42) (1.51) (1.25) (1.29)
Total distributions ................... — (2.91) (0.82) (2.06) (1.61) (1.82)
Net asset value, end of period .......... $23.22 $26.65 $24.96 $27.17 $23.91 $28.21
Total return
e
....................... (12.87)% 18.75% (4.80)% 22.55% (9.41)% 7.96%
Ratios to average net assets
f
Expenses
g ,h
........................ 1.28% 1.31%
i
1.30%
i
1.28%
i
1.26%
i
1.28%
Expenses - incurred in connection with
securities sold short ................. —%
j
0.02% 0.02% 0.02% —%
j
—%
Net investment income ............... 1.32% 0.86% 3.06%
c
1.82% 1.27% 1.73%
d
Supplemental data
Net assets, end of period (000’s) ........ $39,967 $49,843 $48,216 $66,038 $74,345 $107,660
Portfolio turnover rate ................ 34.97% 41.18%
k
21.35% 21.71% 20.72% 18.15%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.80%.
d
Net investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.19%.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
h
Benefit of expense reduction rounds to less than 0.01%.
i
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
j
Rounds to less than 0.01%.
k
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(g).

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $27.07 $25.32 $27.55 $24.23 $28.61 $28.21
Income from investment operations
a
:
Net investment income
b
............. 0.24 0.39 0.83
c
0.64 0.53 0.70
d
Net realized and unrealized gains (losses) (3.66) 4.43 (2.09) 4.92 (3.11) 1.71
Total from investment operations ........ (3.42) 4.82 (1.26) 5.56 (2.58) 2.41
Less distributions from:
Net investment income .............. — (0.95) (0.55) (0.73) (0.55) (0.72)
Net realized gains ................. — (2.12) (0.42) (1.51) (1.25) (1.29)
Total distributions ................... — (3.07) (0.97) (2.24) (1.80) (2.01)
Net asset value, end of period .......... $23.65 $27.07 $25.32 $27.55 $24.23 $28.61
Total return
e
....................... (12.60)% 19.37% (4.27)% 23.26% (8.88)% 8.61%
Ratios to average net assets
f
Expenses
g ,h
........................ 0.72% 0.74%
i
0.72%
i
0.70%
i
0.69%
i
0.67%
Expenses - incurred in connection with
securities sold short ................. —%
j
0.02% 0.02% 0.02% —%
j
—%
Net investment income ............... 1.88% 1.40% 3.57%
c
2.40% 1.84% 2.34%
d
Supplemental data
Net assets, end of period (000’s) ........ $29 5,653 $372,115 $1,449,696 $1,680,600 $3,160,186 $3,741,430
Portfolio turnover rate ................ 34.97% 41.18%
k
21.35% 21.71% 20.72% 18.15%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.31%.
d
Net investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.80%.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
h
Benefit of expense reduction rounds to less than 0.01%.
i
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
j
Rounds to less than 0.01%.
k
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(g).

Franklin Mutual Series Funds
Schedule of Investments (unaudited), June 30, 2022
Franklin Mutual Shares Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a a
Country Shares
a
Value
a a a a a a
Common Stocks 93.9%
Auto Components 0.0%
†
a,b,c,d
International Automotive Components Group Brazil LLC ........ Brazil 7,234,813 $ 170,105
Automobiles 1.9%
b
General Motors Co. .................................... United States 4,194,942 133,231,358
Banks 6.7%
Bank of America Corp. ................................. United States 5,482,934 170,683,735
First Horizon Corp. .................................... United States 2,287,185 49,997,864
ING Groep NV ....................................... Netherlands 11,863,076 116,864,770
Wells Fargo & Co. ..................................... United States 3,358,794 131,563,961
469,110,330
Building Products 1.8%
Johnson Controls International plc ......................... United States 2,618,630 125,380,004
Capital Markets 2.1%
BlackRock, Inc. ....................................... United States 241,272 146,944,299
Chemicals 2.0%
Ashland Global Holdings, Inc. ............................ United States 1,387,496 142,981,463
Commercial Services & Supplies 1.1%
b
Stericycle, Inc. ....................................... United States 1,789,250 78,458,613
Containers & Packaging 1.8%
International Paper Co. ................................. United States 2,951,090 123,444,095
Diversified Financial Services 2.1%
Voya Financial, Inc. .................................... United States 2,460,824 146,492,853
Diversified Telecommunication Services 0.4%
a,b,c
Windstream Holdings, Inc. ............................... United States 2,123,740 30,482,108
Electric Utilities 1.0%
Pinnacle West Capital Corp. ............................. United States 940,600 68,776,672
Electrical Equipment 1.2%
Sensata Technologies Holding plc ......................... United States 2,082,608 86,032,536
Electronic Equipment, Instruments & Components 1.6%
b
Flex Ltd. ............................................ United States 7,809,214 112,999,327
Energy Equipment & Services 1.7%
Schlumberger NV ..................................... United States 3,354,142 119,944,118
Entertainment 3.5%
Activision Blizzard, Inc. ................................. United States 2,008,632 156,392,088
b
Walt Disney Co. (The) .................................. United States 962,146 90,826,582
247,218,670
Equity Real Estate Investment Trusts (REITs) 1.8%
Vornado Realty Trust ................................... United States 4,301,939 122,992,436
Food Products 2.8%
Kraft Heinz Co. (The) .................................. United States 5,121,851 195,347,397
Health Care Equipment & Supplies 2.1%
Medtronic plc ........................................ United States 1,624,407 145,790,528
Health Care Providers & Services 7.0%
CVS Health Corp. ..................................... United States 2,094,181 194,046,812
Elevance Health, Inc. .................................. United States 287,693 138,834,888

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
Humana, Inc. ........................................ United States 343,988 $ 161,010,463
493,892,163
Household Durables 2.1%
DR Horton, Inc. ....................................... United States 2,250,103 148,934,318
Insurance 5.3%
Everest Re Group Ltd. ................................. United States 420,715 117,918,000
Hartford Financial Services Group, Inc. (The) ................ United States 1,728,148 113,072,724
Willis Towers Watson plc ................................ United States 722,815 142,676,453
373,667,177
Internet & Direct Marketing Retail 1.2%
eBay, Inc. ........................................... United States 2,095,629 87,324,860
IT Services 7.2%
Bread Financial Holdings, Inc. ............................ United States 1,899,251 70,386,242
Cognizant Technology Solutions Corp., A .................... United States 1,413,496 95,396,845
b
Fiserv, Inc. .......................................... United States 1,903,379 169,343,630
Global Payments, Inc. .................................. United States 1,555,621 172,113,907
507,240,624
Machinery 1.7%
Parker-Hannifin Corp. .................................. United States 477,328 117,446,554
Media 4.8%
b
Charter Communications, Inc., A .......................... United States 485,539 227,489,588
Comcast Corp., A ..................................... United States 2,787,000 109,361,880
b
Loyalty Ventures, Inc. .................................. United States 778,818 2,780,380
339,631,848
Oil, Gas & Consumable Fuels 4.6%
BP plc .............................................. United Kingdom 45,045,698 211,477,095
Williams Cos., Inc. (The) ................................ United States 3,481,487 108,657,209
320,134,304
Pharmaceuticals 7.9%
b
Elanco Animal Health, Inc. ............................... United States 5,723,243 112,347,260
Eli Lilly & Co. ........................................ United States 495,692 160,718,217
Merck & Co., Inc. ..................................... United States 1,317,878 120,150,937
Novartis AG, ADR ..................................... Switzerland 1,875,149 158,506,345
551,722,759
Professional Services 1.8%
KBR, Inc. ........................................... United States 2,623,730 126,962,295
Real Estate Management & Development 1.0%
b
CBRE Group, Inc., A ................................... United States 915,856 67,416,160
Software 3.5%
b
Avaya Holdings Corp. .................................. United States 364 815
NortonLifeLock, Inc. ................................... United States 4,835,464 106,186,790
Oracle Corp. ......................................... United States 1,968,182 137,516,876
243,704,481
Specialty Retail 0.0%
a,b,c,d
Wayne Services Legacy, Inc. ............................. United States 7,469 —

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Technology Hardware, Storage & Peripherals 1.9%
b
Western Digital Corp. .................................. United States 2,974,994 $ 133,368,981
Textiles, Apparel & Luxury Goods 2.0%
Tapestry, Inc. ........................................ United States 4,717,564 143,980,053
Tobacco 3.3%
Altria Group, Inc. ...................................... United States 2,403,075 100,376,443
British American Tobacco plc ............................. United Kingdom 3,067,236 131,453,238
231,829,681
Wireless Telecommunication Services 3.0%
b
T-Mobile US, Inc. ..................................... United States 1,542,509 207,529,161
Total Common Stocks (Cost $6,079,413,445) ....................................
6,590,582,331
Warrants
Warrants 0.0%
†
Diversified Telecommunication Services 0.0%
†
a,b,c
Windstream Holdings, Inc., 9/21/55 ........................ United States 119,757 1,718,876
Software 0.0%
†
b
Avaya Holdings Corp., 12/15/22 .......................... United States 193,072 10,136
Total Warrants (Cost $1,519,716) ..............................................
1,729,012
Principal
Amount
*
Corporate Bonds 2.7%
Diversified Telecommunication Services 0.1%
Frontier Communications Holdings LLC , Secured Note , 5.875% ,
11/01/29 .......................................... United States 10,568,178 8,149,545
Oil, Gas & Consumable Fuels 0.6%
e
Citgo Holding, Inc. , Senior Secured Note , 144A, 9.25% , 8/01/24 .. United States 42,922,000 41,605,153
Pharmaceuticals 0.4%
e
Bausch Health Americas, Inc. ,
Senior Note, 144A, 9.25%, 4/01/26 ...................... United States 27,812,000 19,962,202
Senior Note, 144A, 8.5%, 1/31/27 ....................... United States 12,778,000 8,991,240
e
Bausch Health Cos., Inc. , Senior Note , 144A, 9% , 12/15/25 ...... United States 1,057,000 783,850
29,737,292
Software 0.7%
e
Veritas US, Inc. / Veritas Bermuda Ltd. , Senior Secured Note , 144A,
7.5% , 9/01/25 ...................................... United States 65,747,000 49,468,043
Specialty Retail 0.9%
e
Staples, Inc. ,
Senior Note, 144A, 10.75%, 4/15/27 ..................... United States 66,378,000 43,989,696
Senior Secured Note, 144A, 7.5%, 4/15/26 ................ United States 21,151,000 17,595,517
61,585,213
Total Corporate Bonds (Cost $237,463,959) .....................................
190,545,246

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests 1.3%
g
Software 1.3%
Banff Guarantor, Inc. , Second Lien, Initial Term Loan , 7.166% ,
( 1-month USD LIBOR + 5.5% ), 2/27/26 ................... United States 20,487,800 $ 19,322,659
Quest Software US Holdings, Inc. , Second Lien, Initial CME Term
Loan , 8.724% , ( 3-month SOFR + 7.5% ), 2/01/30 ............ United States 40,126,436 36,189,029
Veritas US, Inc. , 2021 Dollar Term Loan, B , 7.25% , ( 3-month USD
LIBOR + 5% ), 9/01/25 ................................ United States 47,538,432 39,258,663
94,770,351
a a a a a a
Total Senior Floating Rate Interests (Cost $107,242,875) .........................
94,770,351
Asset-Backed Securities 0.1%
Airlines 0.1%
American Airlines Pass-Through Trust , 2013-2 , A , 4.95% , 1/15/23 . .
United States 5,948,558 5,841,156
Total Asset-Backed Securities (Cost $5,859,329) ................................
5,841,156
Shares
a
Companies in Liquidation 0.0%
a,b,h
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C., Contingent
Distribution ........................................ Netherlands 555,154 —
a,b,h
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 20,046,000 —
Total Companies in Liquidation (Cost $–) ......................................
—
Total Long Term Investments (Cost $6,431,499,324) .............................
6,883,468,096
a
Short Term Investments 0.5%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.5%
i
FHLB, 7/01/22 ....................................... United States 26,300,000 26,300,000
i
U.S. Treasury Bills, 7/12/22 .............................. United States 10,000,000 9,997,082
Total U.S. Government and Agency Securities (Cost $36,297,647) .................
36,297,082
Total Short Term Investments (Cost $36,297,647 ) ................................
36,297,082
a
Total Investments (Cost $6,467,796,971) 98.5% ..................................
$6,919,765,178
Other Assets, less Liabilities 1.5% .............................................
101,791,930
Net Assets 100.0% ...........................................................
$7,021,557,108

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
At June 30, 2022, the Fund had the following futures contracts outstanding. See Note 1(c).
At June 30, 2022, the Fund had the following forward exchange contracts outstanding. See Note 1 ( c ).
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 15 regarding fair value measurements.
b
Non-income producing.
c
See Note 11 regarding restricted securities.
d
See Note 13 regarding holdings of 5% voting securities.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2022, the aggregate value of these securities was $182,395,701, representing 2.6% of net assets.
f
See Note 1(f) regarding senior floating rate interests.
g
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
h
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
i
The security was issued on a discount basis with no stated coupon rate.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 52 $ 6,849,700 9/19/22 $ 150,858
Foreign Exchange GBP/USD ................... Short 395 30,116,281 9/19/22 766,805
Total Futures Contracts ...................................................................... $917,663
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BOFA Buy 8,576,872 9,114,392 7/25/22 $ 5,270 $ (119,749)
Euro ............. HSBK Buy 4,277,756 4,591,381 7/25/22 3,536 (106,167)
Euro ............. HSBK Sell 2,285,453 2,607,861 7/25/22 209,683 —
Euro ............. SSBT Buy 765,835 810,132 7/25/22 — (6,523)
Euro ............. SSBT Sell 13,107,574 15,000,045 7/25/22 1,245,963 —
Euro ............. UBSW Buy 4,057,931 4,278,135 7/25/22 — (20,053)
Euro ............. UBSW Sell 2,285,368 2,606,119 7/25/22 208,029 —
Euro ............. BOFA Buy 17,289,225 18,251,025 8/08/22 — (90,936)
Euro ............. BOFA Sell 1,638,289 1,821,917 8/08/22 101,105 —
Euro ............. HSBK Sell 1,227,784 1,368,229 8/08/22 78,601 —
Euro ............. SSBT Sell 35,402,353 40,520,421 8/08/22 3,334,841 —
Euro ............. UBSW Buy 39,629,376 41,633,905 8/08/22 — (8,386)
Euro ............. UBSW Sell 39,018,567 44,573,972 8/08/22 3,590,028 —
British Pound ...... BOFA Sell 7,020,423 9,108,431 8/15/22 557,232 —
British Pound ...... HSBK Sell 5,905,027 7,705,795 8/15/22 513,200 —
British Pound ...... SSBT Sell 1,580,805 1,929,688 8/15/22 7,240 (3,045)
British Pound ...... UBSW Sell 850,238 1,041,159 8/15/22 5,530 —
Euro ............. BOFA Sell 10,975,055 11,976,431 10/12/22 389,730 —

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
See Note 12 regarding other derivative information.
See A bbreviations on page 38 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. HSBK Sell 2,156,859 2,323,807 10/12/22 $ 46,745 $ —
Euro ............. SSBT Sell 29,396,626 31,529,550 10/12/22 494,636 —
Euro ............. UBSW Sell 3,325,501 3,591,763 10/12/22 80,931 —
Total Forward Exchange Contracts ................................................... $10,872,300 $(354,859)
Net unrealized appreciation (depreciation) ............................................ $10,517,441
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Financial Statements
Statement of Assets and Liabilities
June 30, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
Franklin Mutual
Shares Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $6,462,992,293
Cost - Non-controlled affiliates (Note 13) ........................................................ 4,804,678
Value - Unaffiliated issuers .................................................................. $6,919,595,073
Value - Non-controlled affiliates (Note 13) ....................................................... 170,105
Cash .................................................................................... 45,739,920
Restricted cash for OTC derivative contracts (Note 1d) ............................................... 6,142,000
Receivables:
Investment securities sold ................................................................... 87,565,665
Capital shares sold ........................................................................ 870,834
Dividends and interest ..................................................................... 17,651,018
European Union tax reclaims (Note 1 g ) ......................................................... 1,367,173
Deposits with brokers for:
Futures contracts ........................................................................ 992,805
Unrealized appreciation on OTC forward exchange contracts .......................................... 10,872,300
Other assets .............................................................................. 1,879,132
Total assets .......................................................................... 7,092,846,025
Liabilities:
Payables:
Investment securities purchased .............................................................. 52,327,893
Capital shares redeemed ................................................................... 2,911,647
Management fees ......................................................................... 4,047,286
Distribution fees .......................................................................... 716,316
Transfer agent fees ........................................................................ 1,036,339
Trustees' fees and expenses ................................................................. 1,361,134
Variation margin on futures contracts ........................................................... 179,581
Deposits from brokers for:
OTC derivative contracts .................................................................. 6,142,000
Unrealized depreciation on OTC forward exchange contracts .......................................... 354,859
Accrued expenses and other liabilities ........................................................... 2,211,862
Total liabilities ......................................................................... 71,288,917
Net assets, at value ................................................................. $7,021,557,108
Net assets consist of:
Paid-in capital ............................................................................. $5,684,216,978
Total distributable earnings (losses) ............................................................. 1,337,340,130
Net assets, at value ................................................................. $7,021,557,108

Franklin Mutual Series Funds
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
Franklin Mutual
Shares Fund
Class Z:
Net assets, at value ....................................................................... $3,910,770,835
Shares outstanding ........................................................................ 165,265,035
Net asset value and maximum offering price per share ............................................. $23.66
Class A:
Net assets, at value ....................................................................... $2,615,563,870
Shares outstanding ........................................................................ 112,107,776
Net asset value per share
a
.................................................................. $23.33
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $24.69
Class C:
Net assets, at value ....................................................................... $159,602,163
Shares outstanding ........................................................................ 6,865,008
Net asset value and maximum offering price per share
a
............................................. $23.25
Class R:
Net assets, at value ....................................................................... $39,966,824
Shares outstanding ........................................................................ 1,721,594
Net asset value and maximum offering price per share ............................................. $23.22
Class R6:
Net assets, at value ....................................................................... $295,653,416
Shares outstanding ........................................................................ 12,499,464
Net asset value and maximum offering price per share ............................................. $23.65
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Mutual Series Funds
Financial Statements
Statement of Operations
for the six months ended June 30, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
23
Franklin Mutual
Shares Fund
Investment income:
Dividends: (net of foreign taxes of $3,227,251)
Unaffiliated issuers ........................................................................ $89,126,203
Interest:
Unaffiliated issuers ........................................................................ 13,019,585
Other income (Note 1 g ) ...................................................................... 2,018,938
Total investment income ................................................................... 104,164,726
Expenses:
Management fees (Note 3 a ) ................................................................... 26,535,590
Distribution fees: (Note 3c )
    Class A ................................................................................ 3,686,300
    Class C ................................................................................ 912,269
    Class R ................................................................................ 115,486
Transfer agent fees: (Note 3e )
    Class Z ................................................................................ 1,911,204
    Class A ................................................................................ 1,260,043
    Class C ................................................................................ 77,946
    Class R ................................................................................ 19,734
    Class R6 ............................................................................... 46,069
Custodian fees (Note 4 ) ...................................................................... 48,629
Reports to shareholders fees .................................................................. 306,009
Registration and filing fees .................................................................... 48,475
Professional fees ........................................................................... 96,142
Trustees' fees and expenses .................................................................. 300,468
Dividends on securities sold short .............................................................. 113,315
Other .................................................................................... 353,911
Total expenses ......................................................................... 35,831,590
Expense reductions (Note 4 ) ............................................................... (5,169)
Net expenses ......................................................................... 35,826,421
Net investment income ................................................................ 68,338,305
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 628,639,375
Non-controlled affiliates (Note 13) ........................................................... 424,504
Foreign currency transactions ................................................................ 285,783
Forward exchange contracts ................................................................. 10,032,365
Futures contracts ......................................................................... 2,247,027
Securities sold short ....................................................................... (43,671,345)
Net realized gain (loss) .................................................................. 597,957,709
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (1,794,896,528)
Non-controlled affiliates (Note 13) ........................................................... (103,798)
Translation of other assets and liabilities denominated in foreign currencies .............................. (256,983)
Forward exchange contracts ................................................................. 6,509,984
Futures contracts ......................................................................... 1,762,487
Securities sold short ....................................................................... 74,746,787
Net change in unrealized appreciation (depreciation) ............................................ (1,712,238,051)
Net realized and unrealized gain (loss) ............................................................ (1,114,280,342)
Net increase (decrease) in net assets resulting from operations .......................................... $(1,045,942,037)

Franklin Mutual Series Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
24
Franklin Mutual Shares Fund
Six Months Ended
June 30, 2022
(unaudited)
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $68,338,305 $107,549,947
Net realized gain (loss) ................................................. 597,957,709 1,341,206,360
Net change in unrealized appreciation (depreciation) ........................... (1,712,238,051) 22,244,150
Net increase (decrease) in net assets resulting from operations ................ (1,045,942,037) 1,471,000,457
Distributions to shareholders:
Class Z ............................................................. — (496,840,798)
Class A ............................................................. — (322,688,187)
Class C ............................................................. — (17,613,198)
Class R ............................................................. — (4,992,101)
Class R6 ............................................................ — (38,662,402)
Total distributions to shareholders .......................................... — (880,796,686)
Capital share transactions: (Note 2 )
Class Z ............................................................. (222,825,015) 19,243,353
Class A ............................................................. (122,872,406) (58,457,674)
Class C ............................................................. (8,551,004) (31,912,453)
Class R ............................................................. (3,806,619) (1,977,617)
Class R6 ............................................................ (31,911,737) (1,105,003,117)
Total capital share transactions ............................................ (389,966,781) (1,178,107,508)
Net increase (decrease) in net assets ................................... (1,435,908,818) (587,903,737)
Net assets:
Beginning of period ..................................................... 8,457,465,926 9,045,369,663
End of period .......................................................... $7,021,557,108 $8,457,465,926

Franklin Mutual Series Funds
25
franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Franklin Mutual Shares Fund
1. Organization and Significant Accounting Policies
Franklin Mutual Series Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of six separate
funds and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP). Franklin Mutual Shares Fund (Fund) is
included in this report. The Fund offers five classes of
shares: Class Z, Class A, Class C, Class R and Class R6.
Class C shares automatically convert to Class A shares on
a monthly basis, after they have been held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
26
franklintempleton.com
Semiannual Report
Franklin Mutual Shares Fund
(continued)
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
June 30, 2022, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
27
franklintempleton.com
Semiannual Report
Franklin Mutual Shares Fund
(continued)
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At June 30, 2022, the Fund had no OTC
derivatives in a net liability position for such contracts.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
At June 30, 2022, the Fund received $4,706,534 in United
Kingdom Treasury Bonds and U.S. Treasury Bills, Bonds and
Notes as collateral for derivatives.
The Fund entered into exchange traded futures contracts
primarily to manage exposure to certain foreign currencies.
A futures contract is an agreement between the Fund and a
counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of
Assets and Liabilities.
The Fund entered into OTC forward exchange contracts
primarily to manage exposure to certain foreign currencies.
A forward exchange contract is an agreement between the
Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
See Note 12 regarding other derivative information.
d. Restricted Cash
At June 30, 2022, the Fund held restricted cash in
connection with investments in certain derivative securities.
Restricted cash is held in a segregated account with the
Fund’s custodian/counterparty broker and is reflected in the
Statement of Assets and Liabilities.
e. Securities Sold Short
The Fund is engaged in selling securities short, which
obligates the Fund to replace a borrowed security with the
same security at current fair value. The Fund incurs a loss
if the price of the security increases between the date of
the short sale and the date on which the Fund replaces the
borrowed security. The Fund realizes a gain if the price of
the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Fund is required to establish a margin account with the
broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements
until the short position is closed out. A deposit must also be maintained with the Fund's custodian/counterparty broker
consisting of cash and/or securities having a value equal
to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the
securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
28
franklintempleton.com
Semiannual Report
Franklin Mutual Shares Fund
(continued)
Such dividends and/or interest and any security borrowing
fees are recorded as an expense to the Fund. At June 30,
2022, the Fund had no securities sold short.
f. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the London InterBank Offered Rate (LIBOR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2022, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income. Facility
fees are recognized as income over the expected term
of the loan. Dividend income and dividends declared on
securities sold short are recorded on the ex-dividend date
except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
1. Organization and Significant Accounting Policies
(continued)
e. Securities Sold Short
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
29
franklintempleton.com
Semiannual Report
Franklin Mutual Shares Fund
(continued)
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 3 0 , 202 2 , there were an unlimited number of shares authorized (without par value) . Transactions in the Fund’s shares were as follows:
Six Months Ended
June 30, 2022
Year Ended
December 31, 2021
Shares Amount Shares Amount
Class Z Shares:
Shares sold ................................... 7,058,361 $171,523,685 6,091,043 $174,007,370
Shares issued in reinvestment of distributions .......... — — 16,483,348 441,867,539
Shares redeemed ............................... (15,911,391) (394,348,700) (21,197,536) (596,631,556)
Net increase (decrease) .......................... (8,853,030) $(222,825,015) 1,376,855 $19,243,353
Class A Shares:
Shares sold
a
................................... 2,872,984 $74,596,069 6,646,689 $189,023,732
Shares issued in reinvestment of distributions .......... — — 11,866,324 314,119,841
Shares redeemed ............................... (7,618,796) (197,468,475) (20,070,111) (561,601,247)
Net increase (decrease) .......................... (4,745,812) $(122,872,406) (1,557,098) $(58,457,674)
Class C Shares:
Shares sold ................................... 670,934 $17,641,188 1,651,127 $45,796,881
Shares issued in reinvestment of distributions .......... — — 662,128 17,541,173
Shares redeemed
a
.............................. (1,007,470) (26,192,192) (3,354,065) (95,250,507)
Net increase (decrease) .......................... (336,536) $(8,551,004) (1,040,810) $(31,912,453)
1. Organization and Significant Accounting Policies
(continued)
h. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
30
franklintempleton.com
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Franklin Mutual Shares Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2022, the annualized gross effective investment management fee rate was 0.664% of the
Fund’s average daily net assets.
Six Months Ended
June 30, 2022
Year Ended
December 31, 2021
Shares Amount Shares Amount
Class R Shares:
Shares sold ................................... 109,278 $2,822,278 194,613 $5,492,280
Shares issued in reinvestment of distributions .......... — — 189,241 4,992,082
Shares redeemed ............................... (258,247) (6,628,897) (445,333) (12,461,979)
Net increase (decrease) .......................... (148,969) $(3,806,619) (61,479) $(1,977,617)
Class R6 Shares:
Shares sold ................................... 237,814 $6,220,937 632,661 $18,045,148
Shares issued in reinvestment of distributions .......... — — 1,442,258 38,638,322
Shares redeemed in-kind (Note 3g) .................. — — (42,074,815) (1,065,296,437)
Shares redeemed ............................... (1,482,799) (38,132,674) (3,521,096) (96,390,150)
Net increase (decrease) .......................... (1,244,985) $(31,911,737) (43,520,992) $(1,105,003,117)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.675% Up to and including $5 billion
0.645% Over $5 billion, up to and including $10 billion
0.625% Over $10 billion, up to and including $15 billion
0.595% Over $15 billion, up to and including $20 billion
0.585% Over $20 billion, up to and including $25 billion
0.565% Over $25 billion, up to and including $30 billion
0.555% Over $30 billion, up to and including $35 billion
0.545% In excess of $35 billion
2. Shares of Beneficial Interest
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
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(continued)
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Fund. The fee is paid by
Franklin Mutual based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class Z and Class R6 shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended June 30, 2022, the Fund paid transfer agent fees of $3,314,996, of which $1,607,221 was retained by
Investor Services.
f. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2023.
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $83,365
CDSC retained .............................................................................. $6,517
3. Transactions with Affiliates
(continued)

Franklin Mutual Series Funds
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(continued)
g. Other Affiliated Transactions
During the year ended December 31, 2021, the Franklin Global Allocation Fund (formerly Franklin Founding Funds Allocation
Fund) (Allocation Fund), a series of the Franklin Fund Allocator Series, repositioned to a direct investment fund and subsequently fully redeemed out of the Fund. As a result, on January 29, 2021, the Fund delivered portfolio securities and cash that were transferred in-kind to the Allocation Fund, which included $233,383,169 of net realized gains. As such gains are not taxable to the Fund and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gains to paid-in capital.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2022, the custodian fees were reduced as noted in the Statement of Operations.
5. Independent Trustees' Retirement Plan
On January 1, 1993, the Trust adopted an Independent Trustees’ Retirement Plan (Plan). The Plan is an unfunded defined benefit plan that provides benefit payments to Trustees whose length of service and retirement age meets the eligibility requirements of the Plan. Benefits under the Plan are based on years of service and fees paid to each trustee at the time of retirement. Effective in December 1996, the Plan was closed to new participants.
During the period ended June 30, 2022, the Fund’s projected benefit obligation and benefit payments under the Plan were as follows:
6. Income Taxes
At June 30, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions and gains realized on in-kind shareholder redemptions.
7. Investment Transactions
Purchases and sales of investments (excluding short term securities and securities sold short) for the period ended June 30,
2022, aggregated $2,737,244,599 and $2,957,005,510, respectively.
a
Projected benefit obligation at June 3 0 , 2022 .......... $1,214,190
b
Increase (decrease) in projected benefit obligation ...... $64,102
Benefit payments made to retired trustees ............. $—
a
The projected benefit obligation is included in trustees’ fees and expenses in the Statement of Assets and Liabilities.
b
The increase (decrease) in projected benefit obligation is reflected in trustees’ fees and expenses in the Statement of Operations.
Cost of investments .......................................................................... $6,473,956,351
Unrealized appreciation ........................................................................ $1,163,643,231
Unrealized depreciation ........................................................................ (706,399,300)
Net unrealized appreciation (depreciation) .......................................................... $457,243,931
3. Transactions with Affiliates
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
33
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Franklin Mutual Shares Fund
(continued)
8. Credit Risk and Defaulted Securities
The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the
Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.
At June 30, 2022, the Fund did not hold any distressed company securities for which interest recognition has been discontinued.
9. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
10. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
11. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At June 30, 2022, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Mutual Shares Fund
7,234,813 International Automotive Components Group Brazil LLC 4/13/06 - 12/26/08 $ 4,804,678 $ 170,105
7,469 Wayne Services Legacy, Inc. ................... 1/22/19 — —
2,123,740 Windstream Holdings, Inc. ..................... 9/21/20 16,822,436 30,482,108
119,757 Windstream Holdings, Inc., 9/21/55 .............. 9/21/20 1,519,716 1,718,876
Total Restricted Securities (Value is 0.5% of Net Assets) .............. $23,146,830 $32,371,089

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
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Franklin Mutual Shares Fund
(continued)
12. Other Derivative Information
At June 30, 2022, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the period ended June 30, 2022, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2022, the average month end notional amount of futures contracts represented $41,010,560.
The average month end contract value of forward exchange contracts was $363,385,672.
See Note 1(c) regarding derivative financial instruments.
13. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended June 30, 2022, investments in “affiliated companies” were as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Mutual Shares Fund
Foreign exchange contracts ..
Variation margin on futures
contracts
$ 917,663
a
Variation margin on futures
contracts
$ —
Unrealized appreciation on OTC
forward exchange contracts
10,872,300 Unrealized depreciation on OTC
forward exchange contracts
354,859
Total .................... $11,789,963 $354,859
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Mutual Shares Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Futures contracts $2,247,027 Futures contracts $1,762,487
Forward exchange contracts 10,032,365 Forward exchange contracts 6,509,984
Total ....................... $12,279,392 $8,272,471

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
35
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Franklin Mutual Shares Fund
(continued)
14. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2022, the Fund did not use the
Global Credit Facility.
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Mutual Shares Fund
Non-Controlled Affiliates
Dividends
International Automotive
Components Group
Brazil LLC ........ $ 273,903 $ — $ — $ — $ (103,798) $ 170,105 7,234,813 $ —
Wayne Services Legacy,
Inc. ............ — — (424,504)
a
424,504 — — 7,469 —
Total Affiliated Securities
(Value is 0.0%
†
of Net
Assets) .......... $273,903 $— $(424,504) $424,504 $(103,798) $170,105 $—
†
Rounds to less than 0.1% of net assets.
a
May include accretion, amortization, partnership adjustments, and/or corporate actions.
13. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
36
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Franklin Mutual Shares Fund
(continued)
15. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2022, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Shares Fund
Assets:
Investments in Securities:
Common Stocks :
Auto Components ...................... $ — $ — $ 170,105 $ 170,105
Automobiles .......................... 133,231,358 — — 133,231,358
Banks ............................... 352,245,560 116,864,770 — 469,110,330
Building Products ...................... 125,380,004 — — 125,380,004
Capital Markets ........................ 146,944,299 — — 146,944,299
Chemicals ........................... 142,981,463 — — 142,981,463
Commercial Services & Supplies ........... 78,458,613 — — 78,458,613
Containers & Packaging ................. 123,444,095 — — 123,444,095
Diversified Financial Services ............. 146,492,853 — — 146,492,853
Diversified Telecommunication Services ..... — — 30,482,108 30,482,108
Electric Utilities ........................ 68,776,672 — — 68,776,672
Electrical Equipment .................... 86,032,536 — — 86,032,536
Electronic Equipment, Instruments &
Components ........................ 112,999,327 — — 112,999,327
Energy Equipment & Services ............. 119,944,118 — — 119,944,118
Entertainment ......................... 247,218,670 — — 247,218,670
Equity Real Estate Investment Trusts (REITs) . 122,992,436 — — 122,992,436
Food Products ........................ 195,347,397 — — 195,347,397
Health Care Equipment & Supplies ......... 145,790,528 — — 145,790,528
Health Care Providers & Services .......... 493,892,163 — — 493,892,163
Household Durables .................... 148,934,318 — — 148,934,318
Insurance ............................ 373,667,177 — — 373,667,177
Internet & Direct Marketing Retail .......... 87,324,860 — — 87,324,860
IT Services ........................... 507,240,624 — — 507,240,624
Machinery ............................ 117,446,554 — — 117,446,554
Media ............................... 339,631,848 — — 339,631,848
Oil, Gas & Consumable Fuels ............. 108,657,209 211,477,095 — 320,134,304
Pharmaceuticals ....................... 551,722,759 — — 551,722,759
Professional Services ................... 126,962,295 — — 126,962,295
Real Estate Management & Development .... 67,416,160 — — 67,416,160
Software ............................. 243,704,481 — — 243,704,481
Specialty Retail ........................ — — —
a
—
Technology Hardware, Storage & Peripherals . 133,368,981 — — 133,368,981
Textiles, Apparel & Luxury Goods .......... 143,980,053 — — 143,980,053
Tobacco ............................. 100,376,443 131,453,238 — 231,829,681

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
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Franklin Mutual Shares Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
16. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-
04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In
January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity
Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15,
2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.
Level 1 Level 2 Level 3 Total
Franklin Mutual Shares Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Wireless Telecommunication Services ....... $ 207,529,161 $ — $ — $ 207,529,161
Warrants :
Diversified Telecommunication Services ..... — — 1,718,876 1,718,876
Software ............................. 10,136 — — 10,136
Corporate Bonds ........................ — 190,545,246 — 190,545,246
Senior Floating Rate Interests ............... — 94,770,351 — 94,770,351
Asset-Backed Securities .................. — 5,841,156 — 5,841,156
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 36,297,082 — 36,297,082
Total Investments in Securities ........... $6,100,145,151 $787,248,938
b
$32,371,089 $6,919,765,178
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 10,872,300 $ — $ 10,872,300
Futures contracts ........................ 917,663 — — 917,663
Total Other Financial Instruments ......... $917,663 $10,872,300 $— $11,789,963
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 354,859 $ — $ 354,859
Total Other Financial Instruments ......... $— $354,859 $— $354,859
a
Includes securities determined to have no value at June 30, 2022.
b
Includes foreign securities valued at $459,795,103, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
15. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
38
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Franklin Mutual Shares Fund
(continued)
17. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
BOFA
Bank of America N.A.
HSBK
HSBC Bank plc
SSBT
State Street Bank and Trust Co.
UBSW
UBS AG
Currency
EUR
Euro
GBP
British Pound
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
CME
Chicago Mercantile Exchange
FHLB
Federal Home Loan Banks
LIBOR
London Inter-Bank Offered Rate
SOFR
Secured Overnight Financing Rate

Franklin Mutual Series Funds
Shareholder Information
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Board Approval of Investment
Management Agreements
FRANKLIN MUTUAL SERIES FUNDS
Franklin Mutual Shares Fund (the “Fund”)
The Board of Trustees (Board), including a majority of
trustees that are not “interested persons” as such term is
defined in section 2(a)(19) of the Investment Company Act of
1940 (hereinafter referred to as “independent trustees”), at a meeting held on May 24, 2022, unanimously approved the
renewal of the Fund’s investment management agreement.
Prior to a meeting of all of the trustees for the purpose
of considering such renewal, the independent trustees
participated in two other meetings held in connection
with the renewal process. Throughout the process, the
independent trustees received assistance and advice
from and met separately with independent counsel. The
independent trustees met with and interviewed officers of
the investment manager (including portfolio managers),
the transfer agent and shareholder services group and
the distributor. In approving the renewal of the investment
management agreement for the Fund, the Board, including
the independent trustees, determined that the investment
management fee structure was fair and reasonable and that
continuance of the agreement was in the best interests of
the Fund and its shareholders.
In reaching their decision on the investment management
agreement, the trustees took into account information
furnished throughout the year at Board meetings, as well
as information specifically requested and furnished for
the renewal process, which culminated in the meetings
referred to above for the specific purpose of considering
such agreement. Information furnished throughout the year
included, among others, reports on the Fund’s investment
performance, expenses, portfolio composition, portfolio
brokerage execution, client commission arrangements,
derivatives, securities lending, asset segregation, portfolio turnover, Rule 12b-1 plan, distribution, shareholder servicing, legal and compliance matters, pricing of securities, sales
and redemptions, and marketing support payments made
to financial intermediaries, as well as a third-party survey of transfer agent fees charged to funds within the Franklin
Templeton (FT) complex in comparison with those charged
to other fund complexes deemed comparable. Also, related
financial statements and other information about the scope
and quality of services provided by the investment manager
and its affiliates and enhancements to such services over the past year were provided. In addition, the trustees received
periodic reports throughout the year and during the renewal
process relating to compliance with the Fund’s investment
policies and restrictions. During the renewal process, the
independent trustees considered the investment manager’s
methods of operation within the Franklin Templeton group
and its activities on behalf of other clients. The Board also reviewed and considered an annual report on payments
made by FT or the Fund to financial intermediaries, as
well as a memorandum relating to third-party servicing
arrangements, which included discussion of the changing
distribution landscape for the Fund.
The information obtained by the trustees during the
renewal process also included a special report prepared
by Broadridge Financial Solutions, Inc., an independent
third-party analyst that utilizes data from Lipper, Inc.
(“Lipper”), comparing the Fund’s investment performance
and expenses with those of other mutual funds deemed
comparable to the Fund as selected by Lipper (Broadridge
Section 15(c) Report). The trustees reviewed the Broadridge
Section 15(c) Report and its usefulness in the renewal
process with respect to matters such as comparative fees,
expenses, expense ratios, performance and volatility. They
concluded that the report continues to be a reliable resource in the performance of their duties.
In addition, the trustees received a Profitability Study
(Profitability Study) prepared by management discussing
the profitability to FT from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Over the past year, the Board and counsel to the independent trustees
continued to receive reports on management’s handling of
recent regulatory inquiries and pending legal actions against the investment manager and its affiliates. The independent
trustees were satisfied with the actions taken to date by
management in response to such regulatory and legal
matters.
The trustees reviewed the personnel, operations, financial
condition, and investment management capabilities,
methodologies and resources of the investment manager.
As part of this review, particular attention was given to
management’s diligent risk management program, including
continual monitoring and management of cybersecurity,
liquidity and counterparty credit risk, and attention given to derivatives and other complex instruments that are held and
expected to be held by the Fund and how such instruments
are used to carry out the Fund’s investment goal(s).
The Board also took into account, among other things,
management’s efforts in establishing a global credit facility

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Shareholder Information
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Semiannual Report
for the benefit of the Fund and other accounts managed by
FT to provide a source of cash for temporary and emergency
purposes or to meet unusual redemption requests as well
as the strong financial position of the investment manager’s parent company and its commitment to the mutual fund
business. The Board noted management’s continuing
efforts and expenditures in establishing effective business
continuity plans and developing strategies to address areas
of heightened concern in the mutual fund industry, such as
cybersecurity in the current work-from-home environment
and liquidity risk management. The Board also recognized
management’s commitment to facilitating Board oversight
of particular areas, including derivatives and payments to
intermediaries, by enhanced reporting.
In addition to the above and other matters considered by
the trustees throughout the course of the year, the following discussion relates to certain primary factors relevant to the
Board’s decision. This discussion of the information and
factors considered by the Board (including the information
and factors discussed above) is not intended to be
exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors
considered, the Board did not, unless otherwise noted, find
it practicable to quantify or otherwise assign relative weights to the foregoing factors. In addition, individual trustees may have assigned different weights to various factors.
NATURE, EXTENT AND QUALITY OF SERVICES
The trustees reviewed the nature, extent and quality of the
services provided, and to be provided, by the investment
manager. The trustees cited the investment manager’s
ability to implement the Fund’s disciplined value investment approach and its long-term relationship with the Fund as
reasons that shareholders choose to invest, and remain
invested, in the Fund. The trustees reviewed the Fund’s
portfolio management team, including its performance,
staffing, skills and compensation program. With respect to
portfolio manager compensation, management assured
the trustees that the Fund’s long-term performance is a
significant component of incentive-based compensation
and noted that a portion of a portfolio manager’s incentive-
based compensation is paid in shares of pre- designated
funds from the portfolio manager’s fund management area.
The trustees noted that the portfolio manager compensation
program aligned the interests of the portfolio managers with that of shareholders of the Fund. The trustees discussed
with management various other products, portfolios and
entities that are advised by the investment manager and the
allocation of assets and expenses among and within them,
as well as their relative fees and reasons for differences with respect thereto and any potential conflicts. During regular
Board meetings and the aforementioned meetings of the
independent trustees, the trustees received reports and
presentations on the investment manager’s best execution
trading policies. The trustees considered periodic reports
provided to them showing that the investment manager
complied with the investment policies and restrictions of the
Fund as well as other reports periodically furnished to the
Board covering matters such as the compliance of portfolio
managers and other management personnel with the code
of ethics covering the investment management personnel,
the adherence to fair value pricing procedures established by the Board and the accuracy of net asset value calculations.
The Board noted the extent of the benefits provided to Fund
shareholders from being part of the Franklin Templeton
group of funds, including the right to exchange investments
between funds (same class) without a sales charge, the
ability to reinvest Fund dividends into other funds and the
right to combine holdings of other funds to obtain reduced
sales charges. The Board considered the investment
manager’s significant efforts in developing and implementing compliance procedures established in accordance with SEC
and other requirements.
The Board considered the nature, extent and quality of
the services to be provided under the Fund’s other service
agreements to determine that, on an overall basis, Fund
shareholders were well served. In this connection, the
Board also took into account transfer agent and shareholder
services provided to Fund shareholders by an affiliate of
the investment manager, and favorable periodic reports
on shareholder services conducted by independent third
parties. While such considerations directly affected the
trustees’ decision in renewing the Fund’s transfer agent and shareholder services agreement, the Board also considered
these commitments as incidental benefits to Fund
shareholders deriving from the investment management
relationship.
Based on their review, the trustees were satisfied with the
nature and quality of the overall services provided, and to be provided, by the investment manager and its affiliates to the
Fund and its shareholders and were confident in the abilities of the management team to continue the disciplined value
investment approach of the Fund and to provide quality
services to the Fund and its shareholders.
INVESTMENT PERFORMANCE
The trustees reviewed and placed significant emphasis
on the investment performance of the Fund over the one-,
three-, five- and 10-year periods ended December 31, 2021.
They considered the history of performance of the Fund
relative to various benchmarks. As part of their review, they

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Shareholder Information
41
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Semiannual Report
inquired of management regarding benchmarks, style drift
and restrictions on permitted investments. Consideration was also given to performance in the context of available levels of cash during the periods.
The trustees had meetings during the year, including the
meetings referred to above held in connection with the
renewal process, with the Fund’s portfolio managers to
discuss performance and the management of the Fund.
In addition to the materials provided by management in
connection with the renewal process, the independent
trustees requested throughout the year (and received)
additional presentations from the investment manager
and senior management of FT regarding the performance
of the investment manager and the Fund. As part of
these presentations, the investment manager and senior
management of FT reviewed enhancements that have been
made, and are being made, to the investment manager’s
investment process.
Particular attention in assessing performance was given to
the Broadridge Section 15(c) Report. That report showed
the investment performance of the Fund (Class A shares) in
comparison to other funds determined comparable by Lipper.
The comparable funds to the Fund, as chosen by Lipper,
included all retail and institutional multi-cap value funds.
The Fund had total returns in the lowest performing quintile for the one-year period ended December 31, 2021, and
had annualized total returns for the three- and five-year
periods in the lowest performing quintile. The trustees noted
that the Fund’s total return on an annualized basis for the
10-year period ended December 31, 2021 was also in the
lowest performing quintile. The trustees also compared
Fund performance to other industry benchmarks, including
measures of risk-adjusted performance of a fund, as part
of their evaluation of investment performance. The trustees
discussed with management the reasons for the relative
underperformance for the one-, three-, five- and 10-year
periods ended December 31, 2021. While disappointed with
the relative underperformance of the Fund, the Board did
not believe that any changes with respect to the Fund were
warranted at the time, particularly since the recent personnel changes had taken effect on November 2, 2020 and the
continued enhancements to the investment manager’s
personnel and investment process. The Board noted that it
would continue to monitor future performance.
COMPARATIVE EXPENSES AND MANAGEMENT
PROFITABILITY
The trustees considered the cost of the services provided
and to be provided and the profits realized by the investment manager and its affiliates from their respective relationships with the Fund. As part of the renewal process, the trustees
explored with management the trends in expense ratios over
the past three fiscal years and the reasons for any increases in the Fund’s expense ratios (or components thereof). In
considering the appropriateness of the management fee and
other expenses charged to the Fund, the Board took into
account various factors including investment performance
and matters relating to Fund operations, including, but
not limited to, the quality and experience of its portfolio
managers and research staff. Consideration was also
given to a comparative analysis in the Broadridge Section
15(c) Report of the investment management fee and total
expense ratio of the Fund in comparison with those of a
group of other funds selected by Lipper as its appropriate
Lipper expense group. Lipper expense data is based upon
information taken from each fund’s most recent annual
report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed
the independent analysis conducted by Lipper to be an
appropriate measure of comparative expenses.
In reviewing comparative costs, emphasis was given to the
Fund’s contractual management fee in comparison with the
contractual management fee that would have been charged
by other funds within its Lipper expense group assuming
they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its
Lipper expense group. The Lipper contractual management
fee analysis includes administrative charges as being part of the management fee, and total expenses, for comparative
consistency, are shown by Lipper for Fund Class A shares.
The Fund’s contractual management fee rate was in the
most expensive quintile of its Lipper expense group and its
total expenses were in the middle quintile of such group.
The Board was satisfied with such comparative fees and
expenses.
The trustees also reviewed the Profitability Study addressing profitability of Franklin Resources, Inc., from its overall
U.S. fund business, as well as profitability to the Fund’s
investment manager and its affiliates, from providing
investment management and other services to the Fund
during the 12-month period ended September 30, 2022,
the most recent fiscal year-end of Franklin Resources, Inc.

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Semiannual Report
The trustees reviewed the basis on which such reports are
prepared and the cost allocation methodology utilized in
the Profitability Study, it being recognized that allocation methodologies may each be reasonable while producing
different results. In this respect, the Board noted that the reasonableness of the cost allocation methodologies was
reviewed by independent accountants on an every other
year basis.
The independent trustees met with management to discuss
the Profitability Study. This included, among other things,
a comparison of investment management income with
investment management expenses of the Fund; comparison
of underwriting revenues and expenses; the relative
relationship of investment management and underwriting
expenses; shareholder servicing profitability; economies
of scale; and the relative contribution of the Fund to the
profitability of the investment manager and its parent.
In discussing the Profitability Study with the Board, the
investment manager stated its belief that the costs incurred in establishing the infrastructure necessary to operate
the type of mutual fund operations conducted by it and its
affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability.
The Board also took into account management’s
expenditures in improving shareholder services provided to
the Fund, as well as the need to meet additional regulatory
and compliance requirements. The trustees also considered
the extent to which the investment manager may derive
ancillary benefits from Fund operations, including those
derived from economies of scale, discussed below, the
allocation of Fund brokerage and the use of commission
dollars to pay for research and other similar services.
Based upon their consideration of all these factors, the
trustees determined that the level of profits realized by the investment manager and its affiliates in providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.
ECONOMIES OF SCALE
The Board considered economies of scale realized by the
investment manager and its affiliates as the Fund grows
larger and the extent to which they are shared with Fund
shareholders, as for example, in the level of the investment management fee charged, in the quality and efficiency of
services rendered and in increased capital commitments
benefiting the Fund directly or indirectly. While recognizing that any precise determination is inherently subjective, the trustees noted that, based upon the Profitability Study, as
some funds increase in size, at some point economies of
scale may result in the investment manager realizing a larger profit margin on investment management services provided
to such a fund. The trustees also noted that benefits of
economies of scale will be shared with Fund shareholders
due to the decline in the effective investment management
fee rate as breakpoints are achieved by the Fund.
The trustees noted that breakpoints had been instituted as
part of the Fund’s investment management fee and that the
Board regularly evaluates whether additional breakpoints
are appropriate. The trustees assessed the savings to
shareholders resulting from such breakpoints and believed
they were, and continue to be, appropriate and they
agreed to continue to monitor the appropriateness of the
breakpoints. The trustees also considered the effects an
increase in assets under management would have on the
investment management fee and expense ratio of the Fund.
To the extent further economies of scale may be realized by
the investment manager and its affiliates, the Board believed the investment management fees provide a sharing of
benefits with the Fund and its shareholders.
Liquidity Risk Management Program
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).

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43
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The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2022, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2021. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

474 S 08/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin Mutual Shares Fund
Investment Manager Distributor Shareholder Services
Franklin Mutual Advisers, LLC Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301 - (Class
A, C, R & R6)
(800) 448-FUND - (Class
Z)

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Mutual
Beacon Fund
A Series of Franklin Mutual Series Funds
June 30, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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Semiannual Report
1
SHAREHOLDER LETTER
Dear Franklin Mutual Beacon Fund Shareholder:
The past six months were eventful and volatile. Several
themes carried over from the winter of 2021, but with
seemingly increased intensity. Mounting inflation, more
hawkish central banks, continuing supply chain difficulties
and renewed COVID-lockdowns remained a part of the
economic landscape, joined by new elements, like war.
Corporate earnings and other economic indicators generally
remained strong for much of the six months. However,
some elements such as consumer spending patterns and
corporate inventories started to show strain toward the end
of the period as inflationary pressures and concern over
the possibility of a recession took their toll on the general population, companies and investors.
Equity markets generally declined in the first half of 2022, pressured by high inflation, tightening monetary policy
and Russia’s invasion of Ukraine. Continued supply-chain
disruptions helped drive inflation in many countries to reach the highest levels in decades. In response, some of the
world’s central banks tightened monetary policy, including
the U.S. Federal Reserve, which made its first interest-rate hike in over three years in March, followed by incrementally larger increases in May and June. Rising rates can cool
economic growth and we think a recession may be on
the horizon. Some U.S. large-cap valuations reflect this
recession risk. Furthermore, many U.S. small-cap value
stocks are trading well below their 52-week highs, and
valuations of profitable small-cap value companies are
near 20-year lows relative to large-cap value stocks in an
attempt to take this risk into account. Higher interest rates also continue to work against long-duration growth stocks by increasing the discount of a company’s projected future cash flows. This downward pressure on technology and other
long-duration growth names is helping to support investor
interest in more defensive value stocks.
Even though the initial shock of Russia’s invasion of Ukraine has receded, the conflict continues to roil markets as Russia leverages its position as a prominent supplier of oil and
natural gas to much of Europe. As the period ended, many
European countries and companies were exploring alternate
ways to fulfill their need for energy. Aside from energy
shortages, other supply-chain disruptions compounded
through the end of the period. In addition to continued
struggles from ongoing pandemic-related shortages, the
resurgence of COVID-19 in China and resulting shutdowns
of manufacturing facilities and major ports in the country
inflamed an already delicate situation. During first-quarter earnings announcements, companies began to comment
on the effects of rising input costs on their margins. Though upwards of 80% of companies in the Standard & Poor’s
®
500 Index met or beat first-quarter earnings estimates, some declined to raise guidance, due in part to the unpredictability of the current cost environment.
Not all progress is evidenced by a steady march forward.
In the near-term, market activity will likely be influenced by developments around the Ukraine conflict, inflation concerns, supply chain constraints and changes to monetary and fiscal
support. We remain focused on identifying opportunities
to acquire stocks at attractive valuations based upon our
assessment of fundamental value, while taking advantage
of volatility. Our process of finding underappreciated and
misunderstood companies with identifiable catalysts to
unlock shareholder value may provide meaningful upside
potential and possible downside risk management during
turbulent periods. In addition, we continue to focus on
event-driven situations across equity and fixed income
with catalysts less correlated to the overall markets. While unnerving, volatility remains an inherent part of investing in risk assets, and the market historically rewards investors
who take an opportunistic long-term perspective.
On the following pages, the Fund’s portfolio management
team reviews investment decisions made during the past six
months, considering the economic environment and other
factors. Please remember all securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton,
welcome your questions and comments, and look forward
to continuing to serve your investment needs in the years
ahead.
Sincerely,
Christian Correa, CFA
President and Chief Investment Officer
Franklin Mutual Advisers, LLC
This letter reflects our analysis and opinions as of June 30,
2022, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.

franklintempleton.com
Semiannual Report
2
Contents
Semiannual Report
Franklin Mutual Beacon Fund 3
Performance Summary 7
Your Fund’s Expenses 9
Financial Highlights and Schedule of Investments 10
Financial Statements 18
Notes to Financial Statements 22
Shareholder Information 34
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
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Semiannual Report
SEMIANNUAL REPORT
Franklin Mutual Beacon Fund
This semiannual report for Franklin Mutual Beacon Fund
covers the period ended June 30, 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation, which may occasionally
be short term. The secondary goal is income. Under normal
market conditions, the Fund invests primarily (66% to 80%)
to predominantly (80% or more) in equity securities of U.S.
and foreign companies that we believe are available at
market prices less than their fundamental value. The equity
securities in which the Fund invests are primarily common
stock, with a current focus on mid- and large-cap companies.
To a lesser extent, the Fund also invests in merger arbitrage securities and the debt and equity of distressed companies.
The Fund may invest a substantial portion, potentially up to
100% of its assets, in foreign securities and participations in foreign government debt. The Geographic Composition
table on this page lists the leading countries where the Fund invests.
Performance Overview
The Fund’s Class Z shares posted a -13.59% cumulative
total return for the six months ended June 30, 2022. In
comparison, the Fund’s benchmark, the MSCI World Value
Index-NR (USD), which measures the performance of
stocks exhibiting overall value style characteristics in global developed markets, posted a -12.16% cumulative total
return.
1
You can find more of the Fund’s performance data in
the Performance Summary beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR (net of
tax withholding when dividends are paid), posted a -20.18%
total return for the six months ended June 30, 2022.
1
The
combination of resilient consumer demand and persistent
supply-chain disruptions during the six-month period
contributed to higher inflation in many countries that already experienced substantial inflation before the reporting period.
This inflationary pressure led many of the world’s central
banks to adopt less accommodative stances regarding
monetary policy. The Chinese government’s imposition of
new lockdowns to quell the spread of the Omicron variant
of COVID-19 pressured Asian and global emerging market
stocks. Russia’s invasion of Ukraine also increased investor uncertainty, as international sanctions on Russia constrained companies that do business with Russia and disrupted
global economic activity and commodity markets.
In the U.S., gross domestic product (GDP) growth turned
negative in the first quarter of 2022 as high inflation,
supply constraints and record trade deficits weighed on the
economy. Rising prices precipitated a notable decline in
consumer confidence, despite high spending levels. In an
effort to control inflation, the U.S. Federal Reserve (Fed)
raised the federal funds target rate in March 2022 for the
first time since 2018. The Fed raised the federal funds
rate again at its subsequent two meetings, accelerating
the rate of increase each time to end the period at a range
of 1.50%–1.75%. The Fed noted in its June meeting that
inflation remained elevated, as job growth was robust and
the unemployment rate remained low. Furthermore, the
Fed said it would continue to reduce its bond holdings, and
Geographic Composition
6/30/22
% of Total
Net Assets
United States 61.7%
Germany 10.2%
United Kingdom 9.3%
Switzerland 6.8%
Netherlands 5.2%
France 4.9%
Other* 0.0%
Short-Term Investments & Other Net Assets 1.9%
*Rounds to less than 0.1%.
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page

.

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Semiannual Report
anticipated instituting further interest rate increases at future meetings.
Economic growth in the eurozone maintained a slow rate
in the first quarter of 2022 as the war in Ukraine disrupted supply chains, sent commodity prices higher, and weakened
the economic outlook. The war in Ukraine contributed to
record high inflation across the eurozone as commodity
and oil prices soared. The European Central Bank indicated
it will raise interest rates in July, the first increase in more than a decade, to fight growing inflation. In this environment,
European developed market equities, as measured by the
MSCI Europe Index-NR, posted a -20.79% total return for
the six months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a -17.69% total return for the six-month period.
1
While
many Asian countries experienced improving economic
conditions, Japan’s GDP contracted in the first quarter of
2022 after having returned to growth in the fourth quarter
of 2021. Although China’s economy continued to grow,
it was pressured by coronavirus-related restrictions and
government measures to limit real estate speculation.
Unexpected regulatory changes by the Chinese government,
which negatively impacted education- and technology-
related businesses, and investor concerns about the
solvency of several large Chinese property developers
further pressured Chinese stocks.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a -17.63% total
return for the six months under review.
1
Following Russia’s
invasion of Ukraine, climbing food and energy prices
kindled inflationary pressures and raised concerns over the
possibility of government debt defaults in some countries.
Meanwhile, some countries, particularly in Latin America, as well as South Africa and Saudi Arabia, have benefited from
the rising commodity prices.
Investment Strategy
At Franklin Mutual Series, we are committed to our
distinctive value approach to investing, which we believe
can generate above-average risk-adjusted returns over
time for our shareholders. Our major investment strategy
is investing in undervalued stocks. When selecting
undervalued equities, we are attracted to what we believe
are fundamentally strong companies with healthy balance
sheets, high-quality assets, substantial free cash flow
and shareholder-oriented management teams and whose
stocks are trading at discounts to our assessment of the
companies’ intrinsic or business value. We also look for
asset-rich companies whose shares may be trading at
depressed levels due to concerns over short-term earnings
disappointments, litigation, management strategy or other
perceived negatives. This strict value approach is not only
intended to improve the likelihood of capital appreciation, but also reduces the risk of substantial declines, in our opinion.
While the vast majority of our undervalued equity and debt
investments are made in publicly traded companies globally,
we may invest occasionally in privately held companies as
well.
To a lesser extent, we complement this more traditional
investment strategy with two others. One is distressed
investing, a highly specialized field that has proven quite
profitable during certain periods over the years. Distressed investing is complex and can take many forms. The most
common distressed investment the Fund undertakes is the
purchase of financially troubled or bankrupt companies’ debt at a substantial discount to face value. After the financially distressed company is reorganized, often in bankruptcy
court, the old debt is typically replaced with new securities issued by the financially stronger company.
The other piece of our investment strategy is participating in arbitrage situations, another highly specialized field. When companies announce proposed mergers or takeovers,
commonly referred to as deals, the target company may
trade at a discount to the bid it ultimately accepts. One
form of arbitrage involves purchasing the target company’s
stock when it is trading below the value we believe it would receive in a deal. In keeping with our commitment to a
relatively conservative investment approach, we typically
focus our arbitrage efforts on announced deals, and avoid
rumored deals or other situations we consider relatively
risky. In addition, it is our practice to hedge the Fund’s
currency exposure when we deem it advantageous for our
shareholders.
Top 10 Industries
6/30/22
% of Total
Net Assets
a
Pharmaceuticals 18.5%
Textiles, Apparel & Luxury Goods 8.8%
Banks 8.4%
Entertainment 5.3%
Media 4.7%
Diversified Telecommunication Services 4.3%
Health Care Equipment & Supplies 4.2%
IT Services 3.9%
Electrical Equipment 3.6%
Oil, Gas & Consumable Fuels 3.3%

Franklin Mutual Beacon Fund
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Manager’s Discussion
During the six-month period, the Fund performed modestly
below its benchmark. An underweight in energy, and stock
selection in the communication services and industrials
sectors weighed on relative performance. Conversely,
an overweight in health care, and stock selection in the
consumer staples and information technology sectors
contributed to relative returns. The Top 10 Industries table on page 4 lists the industries in which the Fund primarily
invests, some of which are within the sectors listed above.
Investments that detracted from Fund performance included
Walt Disney, Sensata Technologies Holding and Western
Digital. Sensata is listed among the Fund’s largest positions in the Top 10 Holdings table on this page.
Shares of entertainment company Walt Disney detracted
from relative returns, as weaker subscriber numbers
from streaming rival Netflix (not a Fund holding) hindered
sentiment toward Disney and media stocks more broadly.
However, we believe the focus on the company’s streaming
business is overshadowing the strong recovery in the theme
parks business, which can drive value over the longer term.
Sensor manufacturer Sensata detracted from relative results
during the period. Although it reported robust quarterly
earnings, guidance was weaker than anticipated. The
company’s free cash flow was light as Sensata is building
raw material inventory to achieve production flexibility. Over the longer term, the company should benefit from increased
content per vehicle as automakers put more technology and
sensors in each vehicle and from the transition from internal combustion engine vehicles to electric powered vehicles.
Western Digital was a relative detractor during the period.
Privately owned Elliott Management (not a Fund holding)
sent a letter to Western Digital’s board pushing for a potential breakup. Western has agreed to engage with Elliott on the
proposal, which is a positive for shareholders, in our view.
Western Digital’s latest earnings release, meanwhile, was
slightly ahead of forecasts, with management’s tone quite
positive on underlying results.
Top positive contributors to performance during the six-
month period included Deutsche Telekom, British American
Tobacco and Eli Lilly. Deutsche Telekom and Eli Lilly are
listed among the Fund’s largest positions in the Top 10
Holdings table on this page.
Deutsche Telekom (DT) supported relative returns following
press reports about multiple bidders for its German tower
business and a solid earnings report through which the
company raised its outlook for the year. We believe a
significant improvement in free cash flow generation at
T-Mobile, DT’s U.S. subsidiary, following the completion of
its integration of Sprint will further support DT shares in the coming quarters.
British American Tobacco buoyed relative returns during the
period, as stable growth businesses had a strong start to
the year. The company’s full-year financial results were also positive, and the company confirmed that losses in their non-
combustible products would improve in 2022. The company
also announced a stock buyback program. We believe the
shares remain undervalued, particularly as the losses in its next generation products are expected to continue to decline over time.
Given the volatility in the markets recently, pharmaceutical stocks outperformed on a relative basis as investors sought
out companies perceived to have stable earnings profiles.
U.S.-based Eli Lilly’s financial performance has been
robust in recent quarters, and we believe that progress on
its drug pipeline should lead to an even stronger business
performance over the medium term.
During the period, the Fund held currency forwards and
futures, seeking to hedge a significant portion of the currency risk in the portfolio. The hedges had a positive overall impact
Top 10 Holdings
6/30/22
Company
Industry , Country
% of Total
Net Assets
a a
Charter Communications, Inc. 4.7%
Media, United States
Deutsche Telekom AG 4.3%
Diversified Telecommunication Services,
Germany
Novartis AG 4.3%
Pharmaceuticals, Switzerland
GSK plc 4.2%
Pharmaceuticals, United States
Medtronic plc 4.2%
Health Care Equipment & Supplies, United
States
JPMorgan Chase & Co. 4.0%
Banks, United States
Global Payments, Inc. 3.9%
IT Services, United States
Sensata Technologies Holding plc 3.6%
Electrical Equipment, United States
adidas AG 3.6%
Textiles, Apparel & Luxury Goods, Germany
Eli Lilly & Co. 3.5%
Pharmaceuticals, United States

Franklin Mutual Beacon Fund
6
franklintempleton.com
Semiannual Report
on the Fund’s performance as the U.S. dollar rose against
most currencies during the period.
Although the Fund performed better than some global stock
and global growth stock indexes, as fellow shareholders,
we found recent absolute and relative performance
disappointing, but our strategy of seeking undervalued
stocks and focusing on special situation investments,
including distressed investments and merger arbitrage, can
lag the value equity markets at times. We remain committed
to our disciplined, value investment approach as we seek
to generate attractive, long-term, risk-adjusted returns for shareholders.
Thank you for your participation in Franklin Mutual
Beacon Fund. We look forward to continuing to serve your
investment needs.
Christian Correa, CFA
Mandana Hormozi
Aman Gupta, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of June 30, 2022
Franklin Mutual Beacon Fund
7
franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/22
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; For other share classes, visit franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
Z
6-Month -13.59% -13.59%
1-Year -13.09% -13.09%
5-Year +26.57% +4.82%
10-Year +129.54% +8.66%
A
3
6-Month -13.68% -18.41%
1-Year -13.26% -18.03%
5-Year +24.99% +3.39%
10-Year +123.52% + 7.77%
See page 8 for Performance Summary footnotes.

Franklin Mutual Beacon Fund
Performance Summary
8
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Value securities may not increase in price as anticipated or may decline further in value.
Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Because the Fund may invest its assets in companies in a specific region, including Europe, it is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Current political uncertainty concerning the economic consequences of the departure of the U.K. from the European Union may increase market volatility. Smaller-company stocks have exhibited greater price volatility than larger-company stocks, particularly over the short term. The Fund’s investments in companies engaged in mergers, reorganizations or liquidations also involve special risks as pending deals may not be completed on time or on favorable terms. The Fund may invest in lower-rated bonds, which entail higher credit risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of
Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
4
Share Class
Z 0.81%
A 1.06%

Your Fund’s Expenses
Franklin Mutual Beacon Fund
9
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/22
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
a
Net
Annualized
Expense
Ratio
2
Z $1,000 $864.14 $3.67 $1,020.86 $3.97 0.79%
A $1,000 $863.20 $4.82 $1,019.62 $5.22 1.04%
C $1,000 $860.20 $8.27 $1,015.90 $8.96 1.79%
R $1,000 $862.40 $5.97 $1,018.38 $6.47 1.29%
R6 $1,000 $864.10 $3.36 $1,021.19 $3.65 0.73%

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Beacon Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class Z
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.96 $16.48 $16.40 $13.76 $16.61 $15.30
Income from investment operations
a
:
Net investment income
b
............. 0.19 0.26 0.51
c
0.33 0.29 0.29
Net realized and unrealized gains (losses) (2.63) 2.45 0.12 3.06 (1.68) 1.90
Total from investment operations ........ (2.44) 2.71 0.63 3.39 (1.39) 2.19
Less distributions from:
Net investment income .............. — (0.37) (0.45) (0.36) (0.31) (0.31)
Net realized gains ................. — (0.86) (0.10) (0.39) (1.15) (0.57)
Total distributions ................... — (1.23) (0.55) (0.75) (1.46) (0.88)
Net asset value, end of period .......... $15.52 $17.96 $16.48 $16.40 $13.76 $16.61
Total return
d
....................... (13.59)% 16.68% 4.08% 24.96% (8.24)% 14.39%
Ratios to average net assets
e
Expenses
f,g
........................ 0.79% 0.81% 0.82% 0.81%
h
0.80%
h
0.78%
Expenses - incurred in connection with
securities sold short ................. —%
i
0.01% 0.02% 0.02% 0.01% —%
Net investment income ............... 2.21% 1.41% 3.56%
c
2.11% 1.77% 1.78%
Supplemental data
Net assets, end of period (000’s) ........ $2,092,842 $2,508,213 $2,320,077 $2,600,744 $2,271,217 $2,700,327
Portfolio turnover rate ................ 28.31% 40.89% 42.37% 30.72% 47.20% 24.80%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.56%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.76 $16.30 $16.24 $13.63 $16.47 $15.18
Income from investment operations
a
:
Net investment income
b
............. 0.16 0.21 0.47
c
0.29 0.25 0.25
Net realized and unrealized gains (losses) (2.59) 2.43 0.10 3.03 (1.67) 1.87
Total from investment operations ........ (2.43) 2.64 0.57 3.32 (1.42) 2.12
Less distributions from:
Net investment income .............. — (0.32) (0.41) (0.32) (0.27) (0.26)
Net realized gains ................. — (0.86) (0.10) (0.39) (1.15) (0.57)
Total distributions ................... — (1.18) (0.51) (0.71) (1.42) (0.83)
Net asset value, end of period .......... $15.33 $17.76 $16.30 $16.24 $13.63 $16.47
Total return
d
....................... (13.68)% 16.46% 3.75% 24.69% (8.49)% 14.09%
Ratios to average net assets
e
Expenses
f,g
........................ 1.04% 1.06% 1.07% 1.06%
h
1.05%
h
1.03%
Expenses - incurred in connection with
securities sold short ................. —%
i
0.01% 0.02% 0.02% 0.01% —%
Net investment income ............... 1.96% 1.16% 3.32%
c
1.86% 1.52% 1.53%
Supplemental data
Net assets, end of period (000’s) ........ $831,728 $987,817 $893,378 $1,028,482 $890,294 $983,048
Portfolio turnover rate ................ 28.31% 40.89% 42.37% 30.72% 47.20% 24.80%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.28 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.33%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.88 $16.37 $16.29 $13.65 $16.34 $15.06
Income from investment operations
a
:
Net investment income
b
............. 0.10 0.08 0.39
c
0.17 0.13 0.12
Net realized and unrealized gains (losses) (2.60) 2.43 0.06 3.04 (1.65) 1.86
Total from investment operations ........ (2.50) 2.51 0.45 3.21 (1.52) 1.98
Less distributions from:
Net investment income .............. — (0.14) (0.27) (0.18) (0.02) (0.13)
Net realized gains ................. — (0.86) (0.10) (0.39) (1.15) (0.57)
Total distributions ................... — (1.00) (0.37) (0.57) (1.17) (0.70)
Net asset value, end of period .......... $15.38 $17.88 $16.37 $16.29 $13.65 $16.34
Total return
d
....................... (13.98)% 15.55% 2.96% 23.74% (9.19)% 13.25%
Ratios to average net assets
e
Expenses
f,g
........................ 1.79% 1.80% 1.82% 1.81%
h
1.80%
h
1.78%
Expenses - incurred in connection with
securities sold short ................. —%
i
0.01% 0.02% 0.02% 0.01% —%
Net investment income ............... 1.19% 0.43% 2.75%
c
1.11% 0.77% 0.78%
Supplemental data
Net assets, end of period (000’s) ........ $21,557 $27,853 $35,273 $52,620 $59,828 $260,113
Portfolio turnover rate ................ 28.31% 40.89% 42.37% 30.72% 47.20% 24.80%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.28 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.76%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.51 $16.09 $16.03 $13.46 $16.28 $15.01
Income from investment operations
a
:
Net investment income
b
............. 0.14 0.16 0.44
c
0.24 0.20 0.21
Net realized and unrealized gains (losses) (2.55) 2.40 0.09 3.01 (1.64) 1.84
Total from investment operations ........ (2.41) 2.56 0.53 3.25 (1.44) 2.05
Less distributions from:
Net investment income .............. — (0.28) (0.37) (0.29) (0.23) (0.21)
Net realized gains ................. — (0.86) (0.10) (0.39) (1.15) (0.57)
Total distributions ................... — (1.14) (0.47) (0.68) (1.38) (0.78)
Net asset value, end of period .......... $15.10 $17.51 $16.09 $16.03 $13.46 $16.28
Total return
d
....................... (13.76)% 16.12% 3.49% 24.33% (8.65)% 13.76%
Ratios to average net assets
e
Expenses
f ,g
........................ 1.29% 1.31% 1.32% 1.31%
h
1.30%
h
1.28%
Expenses - incurred in connection with
securities sold short ................. —%
i
0.01% 0.02% 0.02% 0.01% —%
Net investment income ............... 1.74% 0.92% 3.16%
c
1.61% 1.27% 1.28%
Supplemental data
Net assets, end of period (000’s) ........ $1,271 $1,388 $1,262 $1,769 $1,662 $1,601
Portfolio turnover rate ................ 28.31% 40.89% 42.37% 30.72% 47.20% 24.80%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.28 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.17%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.96 $16.47 $16.40 $13.75 $16.60 $15.30
Income from investment operations
a
:
Net investment income
b
............. 0.19 0.26 0.53
c
0.34 0.30 0.37
Net realized and unrealized gains (losses) (2.63) 2.47 0.10 3.07 (1.68) 1.82
Total from investment operations ........ (2.44) 2.73 0.63 3.41 (1.38) 2.19
Less distributions from:
Net investment income .............. — (0.38) (0.46) (0.37) (0.32) (0.32)
Net realized gains ................. — (0.86) (0.10) (0.39) (1.15) (0.57)
Total distributions ................... — (1.24) (0.56) (0.76) (1.47) (0.89)
Net asset value, end of period .......... $15.52 $17.96 $16.47 $16.40 $13.75 $16.60
Total return
d
....................... (13.59)% 16.83% 4.08% 25.13% (8.18)% 14.42%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.74% 0.77% 0.78% 0.76% 0.75% 0.72%
Expenses net of waiver and payments by
affiliates
f ,g
......................... 0.73% 0.75% 0.75% 0.74% 0.73% 0.71%
Expenses - incurred in connection with
securities sold short ................. —%
h
0.01% 0.02% 0.02% 0.01% —%
Net investment income ............... 2.26% 1.39% 3.67%
c
2.18% 1.84% 1.85%
Supplemental data
Net assets, end of period (000’s) ........ $123,395 $151,226 $70,839 $90,220 $79,358 $106,845
Portfolio turnover rate ................ 28.31% 40.89% 42.37% 30.72% 47.20% 24.80%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.68%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), June 30, 2022
Franklin Mutual Beacon Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.1%
Aerospace & Defense 2.7%
Airbus SE ........................................... France 834,317 $ 81,600,562
Auto Components 0.0%
†
a,b,c
International Automotive Components Group Brazil LLC ........ Brazil 2,846,329 66,923
Banks 8.4%
BNP Paribas SA ...................................... France 1,462,268 69,939,824
ING Groep NV ....................................... Netherlands 6,618,893 65,203,612
JPMorgan Chase & Co. ................................. United States 1,088,413 122,566,188
257,709,624
Beverages 3.1%
Heineken NV ........................................ Netherlands 1,052,375 95,784,321
Building Products 2.8%
Johnson Controls International plc ......................... United States 1,806,353 86,488,182
Capital Markets 3.3%
BlackRock, Inc. ....................................... United States 165,250 100,643,860
Construction Materials 2.3%
HeidelbergCement AG ................................. Germany 1,474,728 71,198,388
Diversified Telecommunication Services 4.3%
Deutsche Telekom AG .................................. Germany 6,655,184 132,360,362
Electrical Equipment 3.6%
Sensata Technologies Holding plc ......................... United States 2,692,837 111,241,097
Entertainment 5.3%
Activision Blizzard, Inc. ................................. United States 1,000,684 77,913,256
b
Walt Disney Co. (The) .................................. United States 894,248 84,417,011
162,330,267
Equity Real Estate Investment Trusts (REITs) 2.1%
Brixmor Property Group, Inc. ............................. United States 3,123,321 63,122,317
Food Products 2.2%
Kraft Heinz Co. (The) .................................. United States 1,798,725 68,603,372
Health Care Equipment & Supplies 4.2%
Medtronic plc ........................................ United States 1,435,321 128,820,060
Health Care Providers & Services 2.4%
Elevance Health, Inc. .................................. United States 151,540 73,130,173
Household Products 3.3%
Reckitt Benckiser Group plc ............................. United Kingdom 1,326,466 99,750,111
Insurance 3.0%
Hartford Financial Services Group, Inc. (The) ................ United States 1,422,780 93,092,495
IT Services 3.9%
Global Payments, Inc. .................................. United States 1,085,087 120,054,026
Media 4.7%
b
Charter Communications, Inc., A .......................... United States 310,778 145,608,816
Oil, Gas & Consumable Fuels 3.3%
BP plc .............................................. United Kingdom 21,871,615 102,681,184
Pharmaceuticals 18.5%
b
Elanco Animal Health, Inc. ............................... United States 4,819,044 94,597,834

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
Eli Lilly & Co. ........................................ United States 331,267 $ 107,406,699
GSK plc ............................................ United States 6,045,823 130,275,754
Merck & Co., Inc. ..................................... United States 1,145,140 104,402,414
Novartis AG, ADR ..................................... Switzerland 1,549,869 131,010,426
567,693,127
Technology Hardware, Storage & Peripherals 3.2%
b
Western Digital Corp. .................................. United States 2,185,671 97,983,631
Textiles, Apparel & Luxury Goods 8.8%
adidas AG ........................................... Germany 620,935 110,292,030
Cie Financiere Richemont SA ............................ Switzerland 724,520 77,943,925
Tapestry, Inc. ........................................ United States 2,730,858 83,345,786
271,581,741
Tobacco 2.7%
British American Tobacco plc ............................. United Kingdom 1,905,996 81,685,709
Total Common Stocks (Cost $2,694,086,474) ....................................
3,013,230,348
Companies in Liquidation 0.0%
a,b,d
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 5,229,000 —
Total Companies in Liquidation (Cost $–) ......................................
—
Total Long Term Investments (Cost $2,694,086,474) .............................
3,013,230,348
a
Short Term Investments 0.5%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.5%
e
FHLB, 7/01/22 ....................................... United States 13,100,000 13,100,000
e
U.S. Treasury Bills ,
7/12/22 ........................................... United States 1,000,000 999,708
f
12/15/22 .......................................... United States 2,000,000 1,979,102
2,978,810
Total U.S. Government and Agency Securities (Cost $16,078,472) .................
16,078,810
Total Short Term Investments (Cost $16,078,472 ) ................................
16,078,810
a
Total Investments (Cost $2,710,164,946) 98.6% ..................................
$3,029,309,158
Other Assets, less Liabilities 1.4% .............................................
41,483,153
Net Assets 100.0% ...........................................................
$3,070,792,311
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 14 regarding fair value measurements.
b
Non-income producing.
c
See Note 11 regarding restricted securities.
d
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
At June 30, 2022, the Fund had the following forward exchange contracts outstanding. See Note 1 ( c ).
e
The security was issued on a discount basis with no stated coupon rate.
f
A portion or all of the security has been segregated as collateral for open forward exchange contracts. At June 30, 2022, the value of this security pledged amounted to
$1,431,979, representing less than 0.1% of net assets.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BOFA Buy 45,601,911 48,965,867 7/25/22 $ — $ (1,114,719)
Euro ............. HSBK Buy 5,293,491 5,750,069 7/25/22 — (195,485)
Euro ............. HSBK Sell 49,059,742 55,980,600 7/25/22 4,501,070 —
Euro ............. SSBT Buy 34,224,763 36,567,442 7/25/22 — (654,600)
Euro ............. SSBT Sell 12,609,711 14,430,301 7/25/22 1,198,638 —
Euro ............. UBSW Buy 27,282,213 29,267,386 7/25/22 — (639,525)
Euro ............. UBSW Sell 50,732,925 57,853,213 7/25/22 4,617,972 —
Euro ............. BOFA Buy 21,975,035 23,595,128 8/08/22 — (513,204)
Euro ............. BOFA Sell 5,060,375 5,619,329 8/08/22 304,062 —
Euro ............. HSBK Buy 28,582,138 30,645,555 8/08/22 — (623,727)
Euro ............. HSBK Sell 2,285,857 2,547,334 8/08/22 146,338 —
Euro ............. SSBT Buy 6,920,605 7,418,204 8/08/22 — (149,006)
Euro ............. SSBT Sell 34,416,142 39,380,742 8/08/22 3,231,049 —
Euro ............. UBSW Buy 36,388,355 39,070,795 8/08/22 — (849,549)
Euro ............. UBSW Sell 52,103,758 59,465,417 8/08/22 4,737,178 —
Euro ............. BOFA Buy 4,573,735 4,931,689 10/12/22 — (103,058)
Euro ............. BOFA Sell 4,573,735 4,997,263 10/12/22 168,631 —
Euro ............. SSBT Sell 4,573,735 4,998,635 10/12/22 170,004 —
Euro ............. UBSW Buy 4,573,735 4,928,945 10/12/22 — (100,314)
Total Forward Exchange Contracts ................................................... $19,074,942 $(4,943,187)
Net unrealized appreciation (depreciation) ............................................ $14,131,755
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Note  12  regarding other derivative information .
See Abbreviations on page 33 .

Franklin Mutual Series Funds
Financial Statements
Statement of Assets and Liabilities
June 30, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
Franklin Mutual
Beacon Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,710,164,946
Value - Unaffiliated issuers .................................................................. $3,029,309,158
Cash .................................................................................... 24,908,382
Restricted cash for OTC derivative contracts (Note 1d) ............................................... 3,840,000
Receivables:
Capital shares sold ........................................................................ 365,710
Dividends and interest ..................................................................... 4,851,716
European Union tax reclaims (Note 1 f ) ......................................................... 2,672,797
Unrealized appreciation on OTC forward exchange contracts .......................................... 19,074,942
Other assets .............................................................................. 754,044
Total assets .......................................................................... 3,085,776,749
Liabilities:
Payables:
Investment securities purchased .............................................................. 1,396,730
Capital shares redeemed ................................................................... 1,161,166
Management fees ......................................................................... 1,773,412
Distribution fees .......................................................................... 197,070
Transfer agent fees ........................................................................ 423,259
Trustees' fees and expenses ................................................................. 402,112
Deposits from brokers for:
OTC derivative contracts .................................................................. 3,840,000
Unrealized depreciation on OTC forward exchange contracts .......................................... 4,943,187
Accrued expenses and other liabilities ........................................................... 847,502
Total liabilities ......................................................................... 14,984,438
Net assets, at value ................................................................. $3,070,792,311
Net assets consist of:
Paid-in capital ............................................................................. $2,434,391,192
Total distributable earnings (losses) ............................................................. 636,401,119
Net assets, at value ................................................................. $3,070,792,311

Franklin Mutual Series Funds
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
Franklin Mutual
Beacon Fund
Class Z:
Net assets, at value ....................................................................... $2,092,841,871
Shares outstanding ........................................................................ 134,815,342
Net asset value and maximum offering price per share ............................................. $15.52
Class A:
Net assets, at value ....................................................................... $831,727,625
Shares outstanding ........................................................................ 54,255,538
Net asset value per share
a
.................................................................. $15.33
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $16.22
Class C:
Net assets, at value ....................................................................... $21,556,563
Shares outstanding ........................................................................ 1,401,584
Net asset value and maximum offering price per share
a
............................................. $15.38
Class R:
Net assets, at value ....................................................................... $1,271,439
Shares outstanding ........................................................................ 84,212
Net asset value and maximum offering price per share ............................................. $15.10
Class R6:
Net assets, at value ....................................................................... $123,394,813
Shares outstanding ........................................................................ 7,948,159
Net asset value and maximum offering price per share ............................................. $15.52
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Mutual Series Funds
Financial Statements
Statement of Operations
for the six months ended June 30, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
Franklin Mutual
Beacon Fund
Investment income:
Dividends: (net of foreign taxes of $4,507,121)
Unaffiliated issuers ........................................................................ $51,108,418
Interest:
Unaffiliated issuers ........................................................................ 171,834
Other income (Note 1 f ) ....................................................................... 21,604
Total investment income ................................................................... 51,301,856
Expenses:
Management fees (Note 3 a ) ................................................................... 11,546,686
Distribution fees: (Note 3c )
    Class A ................................................................................ 1,156,410
    Class C ................................................................................ 125,878
    Class R ................................................................................ 3,353
Transfer agent fees: (Note 3e )
    Class Z ................................................................................ 999,326
    Class A ................................................................................ 396,864
    Class C ................................................................................ 10,785
    Class R ................................................................................ 576
    Class R6 ............................................................................... 22,470
Custodian fees (Note 4 ) ...................................................................... 38,459
Reports to shareholders fees .................................................................. 93,653
Registration and filing fees .................................................................... 47,446
Professional fees ........................................................................... 67,558
Trustees' fees and expenses .................................................................. 133,124
Dividends on securities sold short .............................................................. 26,598
Other .................................................................................... 149,954
Total expenses ......................................................................... 14,819,140
Expense reductions (Note 4 ) ............................................................... (493)
Expenses waived/paid by affiliates (Note 3f) .................................................... (8,488)
Net expenses ......................................................................... 14,810,159
Net investment income ................................................................ 36,491,697
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 196,386,796
Foreign currency transactions ................................................................ (302,198)
Forward exchange contracts ................................................................. 8,594,764
Futures contracts ......................................................................... 1,900,304
Securities sold short ....................................................................... (10,171,873)
Net realized gain (loss) .................................................................. 196,407,793
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (748,532,403)
Translation of other assets and liabilities denominated in foreign currencies .............................. (412,068)
Forward exchange contracts ................................................................. 7,756,246
Futures contracts ......................................................................... 167,953
Securities sold short ....................................................................... 17,466,222
Net change in unrealized appreciation (depreciation) ............................................ (723,554,050)
Net realized and unrealized gain (loss) ............................................................ (527,146,257)
Net increase (decrease) in net assets resulting from operations .......................................... $(490,654,560)

Franklin Mutual Series Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
Franklin Mutual Beacon Fund
Six Months Ended
June 30, 2022
(unaudited)
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $36,491,697 $48,314,736
Net realized gain (loss) ................................................. 196,407,793 350,631,903
Net change in unrealized appreciation (depreciation) ........................... (723,554,050) 136,456,902
Net increase (decrease) in net assets resulting from operations ................ (490,654,560) 535,403,541
Distributions to shareholders:
Class Z ............................................................. — (162,681,570)
Class A ............................................................. — (62,361,827)
Class C ............................................................. — (1,505,030)
Class R ............................................................. — (84,510)
Class R6 ............................................................ — (9,884,661)
Total distributions to shareholders .......................................... — (236,517,598)
Capital share transactions: (Note 2 )
Class Z ............................................................. (82,188,491) (25,340,408)
Class A ............................................................. (22,510,043) 14,131,543
Class C ............................................................. (2,610,627) (11,186,159)
Class R ............................................................. 81,402 7,046
Class R6 ............................................................ (7,822,115) 79,169,839
Total capital share transactions ............................................ (115,049,874) 56,781,861
Net increase (decrease) in net assets ................................... (605,704,434) 355,667,804
Net assets:
Beginning of period ..................................................... 3,676,496,745 3,320,828,941
End of period .......................................................... $3,070,792,311 $3,676,496,745

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
Franklin Mutual Beacon Fund
22
franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Mutual Series Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of six separate
funds and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP). Franklin Mutual Beacon Fund (Fund) is
included in this report. The Fund offers five classes of
shares: Class Z, Class A, Class C, Class R and Class
R6. Class C shares automatically convert to Class A shares
on a monthly basis, after they have been held for 8 years.
Each class of shares may differ by its initial sales load,
contingent deferred sales charges, voting rights on matters
affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Mutual Beacon Fund
(continued)
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
June 30, 2022, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Mutual Beacon Fund
(continued)
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under
the ISDA agreement. At June 30, 2022 the Fund had OTC
derivatives in a net liability position of $1,258,288 and the aggregate value of collateral pledged for such contracts was
$1,431,979.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
At June 30, 2022, the Fund received $11,912,823 in U.S.
Treasury Bills, Bonds and Notes as collateral for derivatives.
The Fund entered into exchange traded futures contracts
primarily to manage exposure to certain foreign currencies.
A futures contract is an agreement between the Fund and a
counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of
Assets and Liabilities.
The Fund entered into OTC forward exchange contracts
primarily to manage exposure to certain foreign currencies.
A forward exchange contract is an agreement between the
Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
See Note 12 regarding other derivative information.
d. Restricted Cash
At June 30, 2022, the Fund held restricted cash in
connection with investments in certain derivative securities.
Restricted cash is held in a segregated account with the
Fund’s custodian/counterparty broker and is reflected in the
Statement of Assets and Liabilities.
e. Securities Sold Short
The Fund is engaged in selling securities short, which
obligates the Fund to replace a borrowed security with the
same security at current fair value. The Fund incurs a loss
if the price of the security increases between the date of
the short sale and the date on which the Fund replaces the
borrowed security. The Fund realizes a gain if the price of
the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Fund is required to establish a margin account with the
broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements
until the short position is closed out. A deposit must also be maintained with the Fund's custodian/counterparty broker
consisting of cash and/or securities having a value equal
to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the
securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
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Franklin Mutual Beacon Fund
(continued)
Such dividends and/or interest and any security borrowing
fees are recorded as an expense to the Fund. At June 30,
2022, the Fund had no securities sold short.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2022, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income. Facility
fees are recognized as income over the expected term
of the loan. Dividend income and dividends declared on
securities sold short are recorded on the ex-dividend date
except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
1. Organization and Significant Accounting Policies
(continued)
e. Securities Sold Short
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
26
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Franklin Mutual Beacon Fund
(continued)
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust .
Additionally, in the normal course of business, the Trust ,
on behalf of the Fund , enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Six Months Ended
June 30, 2022
Year Ended
December 31, 2021
Shares Amount Shares Amount
Class Z Shares:
Shares sold ................................... 2,242,586 $38,446,222 5,839,985 $106,986,048
Shares issued in reinvestment of distributions .......... — — 8,699,407 151,861,397
Shares redeemed ............................... (7,081,389) (120,634,713) (15,681,677) (284,187,853)
Net increase (decrease) .......................... (4,838,803) $(82,188,491) (1,142,285) $(25,340,408)
Class A Shares:
Shares sold
a
................................... 2,343,407 $39,686,832 5,278,156 $96,885,950
Shares issued in reinvestment of distributions .......... — — 3,513,835 60,642,108
Shares redeemed ............................... (3,717,396) (62,196,875) (7,955,475) (143,396,515)
Net increase (decrease) .......................... (1,373,989) $(22,510,043) 836,516 $14,131,543
Class C Shares:
Shares sold ................................... 103,154 $1,771,023 274,584 $5,035,296
Shares issued in reinvestment of distributions .......... — — 85,888 1,494,056
Shares redeemed
a
.............................. (259,139) (4,381,650) (957,065) (17,715,511)
Net increase (decrease) .......................... (155,985) $(2,610,627) (596,593) $(11,186,159)
Class R Shares:
Shares sold ................................... 7,102 $116,305 6,338 $114,528
Shares issued in reinvestment of distributions .......... — — 4,963 84,510
Shares redeemed ............................... (2,171) (34,903) (10,458) (191,992)
Net increase (decrease) .......................... 4,931 $81,402 843 $7,046
Class R6 Shares:
Shares sold ................................... 485,771 $8,332,418 5,583,463 $106,269,417
Shares issued in reinvestment of distributions .......... — — 564,162 9,847,608
Shares redeemed ............................... (960,006) (16,154,533) (2,025,526) (36,947,186)
Net increase (decrease) .......................... (474,235) $(7,822,115) 4,122,099 $79,169,839
1. Organization and Significant Accounting Policies
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
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Franklin Mutual Beacon Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2022, the annualized gross effective investment management fee rate was 0.675% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Fund. The fee is paid by
Franklin Mutual based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class Z and Class R6 shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.675% Up to and including $5 billion
0.645% Over $5 billion, up to and including $7 billion
0.625% Over $7 billion, up to and including $10 billion
0.615% In excess of $10 billion
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
2. Shares of Beneficial Interest
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
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Franklin Mutual Beacon Fund
(continued)
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended June 30, 2022, the Fund paid transfer agent fees of $1,430,021, of which $652,558 was retained by
Investor Services.
f. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.02% based on the average net assets of the class until April 30, 2023.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2022, the custodian fees were reduced as noted in the Statement of Operations.
5. Independent Trustees' Retirement Plan
On January 1, 1993, the Trust adopted an Independent Trustees’ Retirement Plan (Plan). The Plan is an unfunded defined benefit plan that provides benefit payments to Trustees whose length of service and retirement age meets the eligibility requirements of the Plan. Benefits under the Plan are based on years of service and fees paid to each trustee at the time of retirement. Effective in December 1996, the Plan was closed to new participants.
During the period ended June 30, 2022, the Fund’s projected benefit obligation and benefit payments under the Plan were as follows:
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $31,229
CDSC retained .............................................................................. $10,683
a
Projected benefit obligation at June 30, 2022 .......... $380,060
b
Increase (decrease) in projected benefit obligation ...... $27,505
Benefit payments made to retired trustees ............. $—
a
The projected benefit obligation is included in trustees’ fees and expenses in the Statement of Assets and Liabilities.
b
The increase (decrease) in projected benefit obligation is reflected in trustees’ fees and expenses in the Statement of Operations.
3. Transactions with Affiliates
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
29
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Franklin Mutual Beacon Fund
(continued)
6. Income Taxes
At June 30, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions, EU reclaims and wash sales.
7. Investment Transactions
Purchases and sales of investments (excluding short term securities and securities sold short) for the period ended June 30,
2022, aggregated $956,502,615 and $1,002,151,303, respectively .
8. Credit Risk and Defaulted Securities
The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the
Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.
At June 30, 2022, the Fund did not hold any distressed company securities for which interest recognition has been discontinued.
9. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
10. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
Cost of investments .......................................................................... $2,721,102,359
Unrealized appreciation ........................................................................ $565,951,104
Unrealized depreciation ........................................................................ (243,612,550)
Net unrealized appreciation (depreciation) .......................................................... $322,338,554

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
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Franklin Mutual Beacon Fund
(continued)
11. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At June 30, 2022, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
12. Other Derivative Information
At June 30, 2022, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the period ended June 30, 2022, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2022, the average month end notional amount of futures contracts represented $21,930,501.
The average month end contract value of forward exchange contracts was $328,230,976.
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Beacon Fund
2,846,329 International Automotive Components Group Brazil LLC 4/13/06 - 12/26/08 $ 1,890,264 $ 66,923
Total Restricted Securities (Value is 0.0%
†
of Net Assets) ............. $1,890,264 $66,923
†
Rounds to less than 0.1% of net assets.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Mutual Beacon Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 19,074,942 Unrealized depreciation on OTC
forward exchange contracts
$ 4,943,187
Total .................... $19,074,942 $4,943,187
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Mutual Beacon Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Futures contracts $1,900,304 Futures contracts $167,953
Forward exchange contracts 8,594,764 Forward exchange contracts 7,756,246
Total ....................... $10,495,068 $7,924,199

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
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Franklin Mutual Beacon Fund
(continued)
See Note 1(c) regarding derivative financial instruments.
13. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2022, the Fund did not use the
Global Credit Facility.
14. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2022, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Beacon Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 81,600,562 $ — $ 81,600,562
Auto Components ...................... — — 66,923 66,923
Banks ............................... 122,566,188 135,143,436 — 257,709,624
Beverages ........................... — 95,784,321 — 95,784,321
Building Products ...................... 86,488,182 — — 86,488,182
Capital Markets ........................ 100,643,860 — — 100,643,860
Construction Materials .................. — 71,198,388 — 71,198,388
Diversified Telecommunication Services ..... — 132,360,362 — 132,360,362
Electrical Equipment .................... 111,241,097 — — 111,241,097
Entertainment ......................... 162,330,267 — — 162,330,267
Equity Real Estate Investment Trusts (REITs) . 63,122,317 — — 63,122,317
Food Products ........................ 68,603,372 — — 68,603,372
Health Care Equipment & Supplies ......... 128,820,060 — — 128,820,060
12. Other Derivative Information
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
32
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Franklin Mutual Beacon Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
15. New Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03,
Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions.
The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.
16. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin Mutual Beacon Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Health Care Providers & Services .......... $ 73,130,173 $ — $ — $ 73,130,173
Household Products .................... — 99,750,111 — 99,750,111
Insurance ............................ 93,092,495 — — 93,092,495
IT Services ........................... 120,054,026 — — 120,054,026
Media ............................... 145,608,816 — — 145,608,816
Oil, Gas & Consumable Fuels ............. — 102,681,184 — 102,681,184
Pharmaceuticals ....................... 437,417,373 130,275,754 — 567,693,127
Technology Hardware, Storage & Peripherals . 97,983,631 — — 97,983,631
Textiles, Apparel & Luxury Goods .......... 83,345,786 188,235,955 — 271,581,741
Tobacco ............................. — 81,685,709 — 81,685,709
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 16,078,810 — 16,078,810
Total Investments in Securities ........... $1,894,447,643 $1,134,794,592
b
$66,923 $3,029,309,158
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 19,074,942 $ — $ 19,074,942
Total Other Financial Instruments ......... $— $19,074,942 $— $19,074,942
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 4,943,187 $ — $ 4,943,187
Total Other Financial Instruments ......... $— $4,943,187 $— $4,943,187
a
Includes securities determined to have no value at June 30, 2022.
b
Includes foreign securities valued at $1,118,715,782, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the
Financial Instrument Valuation note for more information.
14. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
33
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Franklin Mutual Beacon Fund
(continued)
Abbreviations
Counterparty
BOFA
Bank of America N.A.
HSBK
HSBC Bank plc
SSBT
State Street Bank and Trust Co.
UBSW
UBS AG
Selected Portfolio
ADR
American Depositary Receipt
FHLB
Federal Home Loan Banks

Franklin Mutual Series Funds
Shareholder Information
34
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Semiannual Report
Board Approval of Investment
Management Agreements
FRANKLIN MUTUAL SERIES FUNDS
Franklin Mutual Beacon Fund (the “Fund”)
The Board of Trustees (Board), including a majority of
trustees that are not “interested persons” as such term is
defined in section 2(a)(19) of the Investment Company Act of
1940 (hereinafter referred to as “independent trustees”), at a meeting held on May 24, 2022, unanimously approved the
renewal of the Fund’s investment management agreement.
Prior to a meeting of all of the trustees for the purpose
of considering such renewal, the independent trustees
participated in two other meetings held in connection
with the renewal process. Throughout the process, the
independent trustees received assistance and advice
from and met separately with independent counsel. The
independent trustees met with and interviewed officers of
the investment manager (including portfolio managers),
the transfer agent and shareholder services group and
the distributor. In approving the renewal of the investment
management agreement for the Fund, the Board, including
the independent trustees, determined that the investment
management fee structure was fair and reasonable and that
continuance of the agreement was in the best interests of
the Fund and its shareholders.
In reaching their decision on the investment management
agreement, the trustees took into account information
furnished throughout the year at Board meetings, as well
as information specifically requested and furnished for
the renewal process, which culminated in the meetings
referred to above for the specific purpose of considering
such agreement. Information furnished throughout the year
included, among others, reports on the Fund’s investment
performance, expenses, portfolio composition, portfolio
brokerage execution, client commission arrangements,
derivatives, securities lending, asset segregation, portfolio turnover, Rule 12b-1 plan, distribution, shareholder servicing, legal and compliance matters, pricing of securities, sales
and redemptions, and marketing support payments made
to financial intermediaries, as well as a third-party survey of transfer agent fees charged to funds within the Franklin
Templeton (FT) complex in comparison with those charged
to other fund complexes deemed comparable. Also, related
financial statements and other information about the scope
and quality of services provided by the investment manager
and its affiliates and enhancements to such services over the past year were provided. In addition, the trustees received
periodic reports throughout the year and during the renewal
process relating to compliance with the Fund’s investment
policies and restrictions. During the renewal process, the
independent trustees considered the investment manager’s
methods of operation within the Franklin Templeton group
and its activities on behalf of other clients. The Board also reviewed and considered an annual report on payments
made by FT or the Fund to financial intermediaries, as
well as a memorandum relating to third-party servicing
arrangements, which included discussion of the changing
distribution landscape for the Fund.
The information obtained by the trustees during the
renewal process also included a special report prepared
by Broadridge Financial Solutions, Inc., an independent
third-party analyst that utilizes data from Lipper, Inc.
(“Lipper”), comparing the Fund’s investment performance
and expenses with those of other mutual funds deemed
comparable to the Fund as selected by Lipper (Broadridge
Section 15(c) Report). The trustees reviewed the Broadridge
Section 15(c) Report and its usefulness in the renewal
process with respect to matters such as comparative fees,
expenses, expense ratios, performance and volatility. They
concluded that the report continues to be a reliable resource in the performance of their duties.
In addition, the trustees received a Profitability Study
(Profitability Study) prepared by management discussing
the profitability to FT from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Over the past year, the Board and counsel to the independent trustees
continued to receive reports on management’s handling of
recent regulatory inquiries and pending legal actions against the investment manager and its affiliates. The independent
trustees were satisfied with the actions taken to date by
management in response to such regulatory and legal
matters.
The trustees reviewed the personnel, operations, financial
condition, and investment management capabilities,
methodologies and resources of the investment manager.
As part of this review, particular attention was given to
management’s diligent risk management program, including
continual monitoring and management of cybersecurity,
liquidity and counterparty credit risk, and attention given to derivatives and other complex instruments that are held and
expected to be held by the Fund and how such instruments
are used to carry out the Fund’s investment goal(s).
The Board also took into account, among other things,
management’s efforts in establishing a global credit facility

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Semiannual Report
for the benefit of the Fund and other accounts managed by
FT to provide a source of cash for temporary and emergency
purposes or to meet unusual redemption requests as well
as the strong financial position of the investment manager’s parent company and its commitment to the mutual fund
business. The Board noted management’s continuing
efforts and expenditures in establishing effective business
continuity plans and developing strategies to address areas
of heightened concern in the mutual fund industry, such as
cybersecurity in the current work-from-home environment
and liquidity risk management. The Board also recognized
management’s commitment to facilitating Board oversight
of particular areas, including derivatives and payments to
intermediaries, by enhanced reporting.
In addition to the above and other matters considered by
the trustees throughout the course of the year, the following discussion relates to certain primary factors relevant to the
Board’s decision. This discussion of the information and
factors considered by the Board (including the information
and factors discussed above) is not intended to be
exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors
considered, the Board did not, unless otherwise noted, find
it practicable to quantify or otherwise assign relative weights to the foregoing factors. In addition, individual trustees may have assigned different weights to various factors.
NATURE, EXTENT AND QUALITY OF SERVICES
The trustees reviewed the nature, extent and quality of the
services provided, and to be provided, by the investment
manager. The trustees cited the investment manager’s
ability to implement the Fund’s disciplined value investment approach and its long-term relationship with the Fund as
reasons that shareholders choose to invest, and remain
invested, in the Fund. The trustees reviewed the Fund’s
portfolio management team, including its performance,
staffing, skills and compensation program. With respect to
portfolio manager compensation, management assured
the trustees that the Fund’s long-term performance is a
significant component of incentive-based compensation
and noted that a portion of a portfolio manager’s incentive-
based compensation is paid in shares of pre- designated
funds from the portfolio manager’s fund management area.
The trustees noted that the portfolio manager compensation
program aligned the interests of the portfolio managers with that of shareholders of the Fund. The trustees discussed
with management various other products, portfolios and
entities that are advised by the investment manager and the
allocation of assets and expenses among and within them,
as well as their relative fees and reasons for differences with respect thereto and any potential conflicts. During regular
Board meetings and the aforementioned meetings of the
independent trustees, the trustees received reports and
presentations on the investment manager’s best execution
trading policies. The trustees considered periodic reports
provided to them showing that the investment manager
complied with the investment policies and restrictions of the
Fund as well as other reports periodically furnished to the
Board covering matters such as the compliance of portfolio
managers and other management personnel with the code
of ethics covering the investment management personnel,
the adherence to fair value pricing procedures established by the Board and the accuracy of net asset value calculations.
The Board noted the extent of the benefits provided to Fund
shareholders from being part of the Franklin Templeton
group of funds, including the right to exchange investments
between funds (same class) without a sales charge, the
ability to reinvest Fund dividends into other funds and the
right to combine holdings of other funds to obtain reduced
sales charges. The Board considered the investment
manager’s significant efforts in developing and implementing compliance procedures established in accordance with SEC
and other requirements.
The Board considered the nature, extent and quality of
the services to be provided under the Fund’s other service
agreements to determine that, on an overall basis, Fund
shareholders were well served. In this connection, the
Board also took into account transfer agent and shareholder
services provided to Fund shareholders by an affiliate of
the investment manager, and favorable periodic reports
on shareholder services conducted by independent third
parties. While such considerations directly affected the
trustees’ decision in renewing the Fund’s transfer agent and shareholder services agreement, the Board also considered
these commitments as incidental benefits to Fund
shareholders deriving from the investment management
relationship.
Based on their review, the trustees were satisfied with the
nature and quality of the overall services provided, and to be provided, by the investment manager and its affiliates to the
Fund and its shareholders and were confident in the abilities of the management team to continue the disciplined value
investment approach of the Fund and to provide quality
services to the Fund and its shareholders.
INVESTMENT PERFORMANCE
The trustees reviewed and placed significant emphasis
on the investment performance of the Fund over the one-,
three-, five- and 10-year periods ended December 31, 2021.
They considered the history of performance of the Fund
relative to various benchmarks. As part of their review, they

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inquired of management regarding benchmarks, style drift
and restrictions on permitted investments. Consideration was also given to performance in the context of available levels of cash during the periods.
The trustees had meetings during the year, including the
meetings referred to above held in connection with the
renewal process, with the Fund’s portfolio managers to
discuss performance and the management of the Fund.
In addition to the materials provided by management in
connection with the renewal process, the independent
trustees requested throughout the year (and received)
additional presentations from the investment manager
and senior management of FT regarding the performance
of the investment manager and the Fund. As part of
these presentations, the investment manager and senior
management of FT reviewed enhancements that have been
made, and are being made, to the investment manager’s
investment process.
Particular attention in assessing performance was given to
the Broadridge Section 15(c) Report. That report showed
the investment performance of the Fund (Class A shares) in
comparison to other funds determined comparable by Lipper.
The comparable funds to the Fund, as chosen by Lipper,
included all retail and institutional global multi-cap value funds. The Fund had total returns in the middle performing
quintile for the one-year period ended December 31, 2021,
had annualized total returns for the three-year period also
in the middle performing quintile, and had annualized
total returns in the five-year period in the second-lowest
performing quintile. The trustees noted that the Fund’s total return on an annualized basis for the 10-year period ended
December 31, 2021 was in the second-best performing
quintile. The Board was satisfied with such comparative
performance.
The trustees also compared Fund performance to other
industry benchmarks, including measures of risk-adjusted
performance of a fund, as part of their evaluation of
investment performance. The trustees concluded that the
Fund had continued to perform well in comparison to its
various benchmarks and in the context of the Fund’s goals.
COMPARATIVE EXPENSES AND MANAGEMENT
PROFITABILITY
The trustees considered the cost of the services provided
and to be provided and the profits realized by the investment manager and its affiliates from their respective relationships with the Fund. As part of the renewal process, the trustees
explored with management the trends in expense ratios over
the past three fiscal years and the reasons for any increases in the Fund’s expense ratios (or components thereof). In
considering the appropriateness of the management fee and
other expenses charged to the Fund, the Board took into
account various factors including investment performance
and matters relating to Fund operations, including, but
not limited to, the quality and experience of its portfolio
managers and research staff. Consideration was also
given to a comparative analysis in the Broadridge Section
15(c) Report of the investment management fee and total
expense ratio of the Fund in comparison with those of a
group of other funds selected by Lipper as its appropriate
Lipper expense group. Lipper expense data is based upon
information taken from each fund’s most recent annual
report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed
the independent analysis conducted by Lipper to be an
appropriate measure of comparative expenses.
In reviewing comparative costs, emphasis was given to the
Fund’s contractual management fee in comparison with the
contractual management fee that would have been charged
by other funds within its Lipper expense group assuming
they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its
Lipper expense group. The Lipper contractual management
fee analysis includes administrative charges as being part of the management fee, and total expenses, for comparative
consistency, are shown by Lipper for Fund Class A shares.
The Fund’s contractual management fee rate was in the
middle quintile of its Lipper expense group and its total
expenses were in the second-least expensive quintile of
such group. The Board was satisfied with such comparative
fees and expenses.
The trustees also reviewed the Profitability Study addressing profitability of Franklin Resources, Inc., from its overall
U.S. fund business, as well as profitability to the Fund’s
investment manager and its affiliates, from providing
investment management and other services to the Fund
during the 12-month period ended September 30, 2022,
the most recent fiscal year-end of Franklin Resources, Inc.
The trustees reviewed the basis on which such reports are
prepared and the cost allocation methodology utilized in
the Profitability Study, it being recognized that allocation methodologies may each be reasonable while producing
different results. In this respect, the Board noted that the reasonableness of the cost allocation methodologies was
reviewed by independent accountants on an every other
year basis.

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37
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The independent trustees met with management to discuss
the Profitability Study. This included, among other things,
a comparison of investment management income with
investment management expenses of the Fund; comparison
of underwriting revenues and expenses; the relative
relationship of investment management and underwriting
expenses; shareholder servicing profitability; economies
of scale; and the relative contribution of the Fund to the
profitability of the investment manager and its parent.
In discussing the Profitability Study with the Board, the
investment manager stated its belief that the costs incurred in establishing the infrastructure necessary to operate
the type of mutual fund operations conducted by it and its
affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability.
The Board also took into account management’s
expenditures in improving shareholder services provided to
the Fund, as well as the need to meet additional regulatory
and compliance requirements. The trustees also considered
the extent to which the investment manager may derive
ancillary benefits from Fund operations, including those
derived from economies of scale, discussed below, the
allocation of Fund brokerage and the use of commission
dollars to pay for research and other similar services.
Based upon their consideration of all these factors, the
trustees determined that the level of profits realized by the investment manager and its affiliates in providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.
ECONOMIES OF SCALE
The Board considered economies of scale realized by the
investment manager and its affiliates as the Fund grows
larger and the extent to which they are shared with Fund
shareholders, as for example, in the level of the investment management fee charged, in the quality and efficiency of
services rendered and in increased capital commitments
benefiting the Fund directly or indirectly. While recognizing that any precise determination is inherently subjective, the trustees noted that, based upon the Profitability Study, as
some funds increase in size, at some point economies of
scale may result in the investment manager realizing a larger profit margin on investment management services provided
to such a fund. The trustees also noted that benefits of
economies of scale will be shared with Fund shareholders
due to the decline in the effective investment management
fee rate as breakpoints are achieved by the Fund.
The trustees noted that breakpoints had been instituted as
part of the Fund’s investment management fee and that the
Board regularly evaluates whether additional breakpoints
are appropriate. The trustees believed the breakpoints
were, and continue to be, appropriate and they agreed to
continue to monitor the appropriateness of the breakpoints.
The trustees also considered the effects an increase in
assets under management would have on the investment
management fee and expense ratio of the Fund. To the
extent further economies of scale may be realized by the
investment manager and its affiliates, the Board believed the investment management fees provide a sharing of benefits
with the Fund and its shareholders.
Liquidity Risk Management Program
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes

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38
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Semiannual Report
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2022, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2021. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

476 S 08/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin Mutual Beacon Fund
Investment Manager Distributor Shareholder Services
Franklin Mutual Advisers, LLC Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301 - (Class
A, C, R & R6)
(800) 448-FUND - (Class
Z)

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Mutual
Global Discovery
Fund
A Series of Franklin Mutual Series Funds
June 30, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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Semiannual Report
1
SHAREHOLDER LETTER
Dear Franklin Mutual Global Discovery Fund Shareholder:
The past six months were eventful and volatile. Several
themes carried over from the winter of 2021, but with
seemingly increased intensity. Mounting inflation, more
hawkish central banks, continuing supply chain difficulties
and renewed COVID-lockdowns remained a part of the
economic landscape, joined by new elements, like war.
Corporate earnings and other economic indicators generally
remained strong for much of the six months. However,
some elements such as consumer spending patterns and
corporate inventories started to show strain toward the end
of the period as inflationary pressures and concern over
the possibility of a recession took their toll on the general population, companies and investors.
Equity markets generally declined in the first half of 2022, pressured by high inflation, tightening monetary policy
and Russia’s invasion of Ukraine. Continued supply-chain
disruptions helped drive inflation in many countries to reach the highest levels in decades. In response, some of the
world’s central banks tightened monetary policy, including
the U.S. Federal Reserve, which made its first interest-rate hike in over three years in March, followed by incrementally larger increases in May and June. Rising rates can cool
economic growth and we think a recession may be on
the horizon. Some U.S. large-cap valuations reflect this
recession risk. Furthermore, many U.S. small-cap value
stocks are trading well below their 52-week highs, and
valuations of profitable small-cap value companies are
near 20-year lows relative to large-cap value stocks in an
attempt to take this risk into account. Higher interest rates also continue to work against long-duration growth stocks by increasing the discount of a company’s projected future cash flows. This downward pressure on technology and other
long-duration growth names is helping to support investor
interest in more defensive value stocks.
Even though the initial shock of Russia’s invasion of Ukraine has receded, the conflict continues to roil markets as Russia leverages its position as a prominent supplier of oil and
natural gas to much of Europe. As the period ended, many
European countries and companies were exploring alternate
ways to fulfill their need for energy. Aside from energy
shortages, other supply-chain disruptions compounded
through the end of the period. In addition to continued
struggles from ongoing pandemic-related shortages, the
resurgence of COVID-19 in China and resulting shutdowns
of manufacturing facilities and major ports in the country
inflamed an already delicate situation. During first-quarter earnings announcements, companies began to comment
on the effects of rising input costs on their margins. Though upwards of 80% of companies in the Standard & Poor’s
®
500 Index met or beat first-quarter earnings estimates, some declined to raise guidance, due in part to the unpredictability of the current cost environment.
Not all progress is evidenced by a steady march forward.
In the near-term, market activity will likely be influenced by developments around the Ukraine conflict, inflation concerns, supply chain constraints and changes to monetary and fiscal
support. We remain focused on identifying opportunities
to acquire stocks at attractive valuations based upon our
assessment of fundamental value, while taking advantage
of volatility. Our process of finding underappreciated and
misunderstood companies with identifiable catalysts to
unlock shareholder value may provide meaningful upside
potential and possible downside risk management during
turbulent periods. In addition, we continue to focus on
event-driven situations across equity and fixed income
with catalysts less correlated to the overall markets. While unnerving, volatility remains an inherent part of investing in risk assets, and the market historically rewards investors
who take an opportunistic long-term perspective.
On the following pages, the Fund's portfolio management
team reviews investment decisions made during the past six
months, considering the economic environment and other
factors. Please remember all securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton,
welcome your questions and comments, and look forward
to continuing to serve your investment needs in the years
ahead.
Sincerely,
Christian Correa, CFA
President and Chief Investment Officer
Franklin Mutual Advisers, LLC
This letter reflects our analysis and opinions as of June 30,
2022, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.

franklintempleton.com
Semiannual Report
2
Contents
Semiannual Report
Franklin Mutual Global Discovery Fund 3
Performance Summary 7
Your Fund’s Expenses 9
Financial Highlights and Schedule of Investments 10
Financial Statements 21
Notes to Financial Statements 25
Shareholder Information 40
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
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Semiannual Report
SEMIANNUAL REPORT
Franklin Mutual Global Discovery Fund
This semiannual report for Franklin Mutual Global Discovery
Fund covers the period ended June 30, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation. Under normal market
conditions, the Fund invests primarily in equity securities of
U.S. and foreign companies that we believe are available at
market prices less than their fundamental value. The equity
securities in which the Fund invests are primarily common
stock, with a current focus on mid- and large cap companies.
To a lesser extent, the Fund also invests in merger arbitrage securities and the debt and equity of distressed companies.
The Fund may invest a substantial portion, potentially up to
100% of its assets, in foreign securities and participations in foreign government debt. The Geographic Composition
table on this page lists the leading countries where the Fund invests.
Performance Overview
The Fund’s Class Z shares posted a -9.47% cumulative
total return for the six months ended June 30, 2022. In
comparison, the Fund’s benchmark, the MSCI World Value
Index-NR (USD), which measures the performance of
stocks exhibiting overall value style characteristics in global developed markets, posted a -12.16% cumulative total
return.
1
You can find more of the Fund’s performance data in
the Performance Summary beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236
.
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR (net of
tax withholding when dividends are paid), posted a -20.18%
total return for the six months ended June 30, 2022.
1
The
combination of resilient consumer demand and persistent
supply-chain disruptions during the six-month period
contributed to higher inflation in many countries that already experienced substantial inflation before the reporting period.
This inflationary pressure led many of the world’s central
banks to adopt less accommodative stances regarding
monetary policy. The Chinese government’s imposition of
new lockdowns to quell the spread of the Omicron variant
of COVID-19 pressured Asian and global emerging market
stocks. Russia’s invasion of Ukraine also increased investor uncertainty, as international sanctions on Russia constrained companies that do business with Russia and disrupted
global economic activity and commodity markets.
In the U.S., gross domestic product (GDP) growth turned
negative in the first quarter of 2022 as high inflation,
supply constraints and record trade deficits weighed on the
economy. Rising prices precipitated a notable decline in
consumer confidence, despite high spending levels. In an
effort to control inflation, the U.S. Federal Reserve (Fed)
raised the federal funds target rate in March 2022 for the
first time since 2018. The Fed raised the federal funds
rate again at its subsequent two meetings, accelerating
the rate of increase each time to end the period at a range
of 1.50%–1.75%. The Fed noted in its June meeting that
Geographic Composition
6/30/22
% of Total
Net Assets
United States 49.4%
Germany 11.4%
France 9.8%
United Kingdom 6.8%
Netherlands 4.3%
Japan 3.2%
Switzerland 2.4%
Israel 2.1%
Spain 2.0%
Ireland 1.7%
China 1.5%
South Korea 1.2%
Other 1.4%
Short-Term Investments & Other Net Assets 2.8%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
15
.

Franklin Mutual Global Discovery Fund
4
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Semiannual Report
inflation remained elevated, as job growth was robust and
the unemployment rate remained low. Furthermore, the
Fed said it would continue to reduce its bond holdings, and
anticipated instituting further interest rate increases at future meetings.
Economic growth in the eurozone maintained a slow rate
in the first quarter of 2022 as the war in Ukraine disrupted supply chains, sent commodity prices higher, and weakened
the economic outlook. The war in Ukraine contributed to
record high inflation across the eurozone as commodity
and oil prices soared. The European Central Bank indicated
it will raise interest rates in July, the first increase in more than a decade, to fight growing inflation. In this environment,
European developed market equities, as measured by the
MSCI Europe Index-NR, posted a -20.79% total return for
the six months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a -17.69% total return for the six-month period.
1
While
many Asian countries experienced improving economic
conditions, Japan’s GDP contracted in the first quarter of
2022 after having returned to growth in the fourth quarter
of 2021. Although China’s economy continued to grow,
it was pressured by coronavirus-related restrictions and
government measures to limit real estate speculation.
Unexpected regulatory changes by the Chinese government,
which negatively impacted education- and technology-
related businesses, and investor concerns about the
solvency of several large Chinese property developers
further pressured Chinese stocks.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a -17.63% total
return for the six months under review.
1
Following Russia’s
invasion of Ukraine, climbing food and energy prices
kindled inflationary pressures and raised concerns over the
possibility of government debt defaults in some countries.
Meanwhile, some countries, particularly in Latin America, as well as South Africa and Saudi Arabia, have benefited from
the rising commodity prices.
Investment Strategy
At Franklin Mutual Series, we are committed to our
distinctive value approach to investing, which we believe
can generate above-average risk-adjusted returns over
time for our shareholders. Our major investment strategy
is investing in undervalued stocks. When selecting
undervalued equities, we are attracted to what we believe
are fundamentally strong companies with healthy balance
sheets, high-quality assets, substantial free cash flow
and shareholder-oriented management teams and whose
stocks are trading at discounts to our assessment of the
companies’ intrinsic or business value. We also look for
asset-rich companies whose shares may be trading at
depressed levels due to concerns over short-term earnings
disappointments, litigation, management strategy or other
perceived negatives. This strict value approach is not only
intended to improve the likelihood of capital appreciation, but also reduces the risk of substantial declines, in our opinion.
While the vast majority of our undervalued equity and debt
investments are made in publicly traded companies globally,
we may invest occasionally in privately held companies as
well.
To a lesser extent, we complement this more traditional
investment strategy with two others. One is distressed
investing, a highly specialized field that has proven quite
profitable during certain periods over the years. Distressed investing is complex and can take many forms. The most
common distressed investment the Fund undertakes is the
purchase of financially troubled or bankrupt companies’ debt at a substantial discount to face value. After the financially distressed company is reorganized, often in bankruptcy
court, the old debt is typically replaced with new securities issued by the financially stronger company.
The other piece of our investment strategy is participating in arbitrage situations, another highly specialized field. When companies announce proposed mergers or takeovers,
commonly referred to as deals, the target company may
trade at a discount to the bid it ultimately accepts. One
form of arbitrage involves purchasing the target company’s
stock when it is trading below the value we believe it would receive in a deal. In keeping with our commitment to a
relatively conservative investment approach, we typically
focus our arbitrage efforts on announced deals, and avoid
rumored deals or other situations we consider relatively
Top 10 Industries
6/30/22
% of Total
Net Assets
a
Banks 8.4%
Insurance 7.8%
Health Care Providers & Services 7.6%
Pharmaceuticals 7.5%
IT Services 5.2%
Oil, Gas & Consumable Fuels 4.3%
Food Products 4.1%
Technology Hardware, Storage & Peripherals 3.8%
Entertainment 3.5%
Machinery 3.2%

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Semiannual Report
risky. In addition, it is our practice to hedge the Fund’s
currency exposure when we deem it advantageous for our
shareholders.
Manager’s Discussion
During the six-month review period, the Fund fared better
than its benchmark, as stock selection in the financials,
consumer staples and information technology sectors
contributed to relative returns. Conversely, security selection in the materials, communication services and industrials
sectors detracted from relative performance. The Top 10
Industries table on page 4 lists the industries in which the
Fund primarily invests, some of which are within the sectors listed above.
Top positive contributors to performance during the six-
month period included Deutsche Telekom, Williams and
Canadian Natural Resources (not held at period-end).
Deutsche Telekom is listed among the Fund’s largest
positions in the Top 10 Holdings table on this page.
Deutsche Telekom (DT) supported relative returns following
press reports about multiple bidders for its German tower
business and a solid earnings report through which the
company raised its outlook for the year. We believe a
significant improvement in free cash flow generation at
T-Mobile, DT’s U.S. subsidiary, following the completion of
its integration of Sprint will further support DT shares in the coming quarters.
Energy infrastructure company Williams was a significant
relative contributor, amid improving investor sentiment
toward the energy sector. Greater appreciation of both
continued growth prospects and the strong contribution
Williams’ assets can make to decarbonization also benefited
the company’s share price performance. Additionally,
Williams stands to benefit from an expected increase in
liquid natural gas exports from the U.S. as efforts to reduce
Europe’s reliance on Russian gas take hold. Williams
generates good free cash flow, financial results tend to
be stable, and it is our opinion the reinvestment opportunities have been underappreciated.
Canadian Natural Resources, an oil and gas company,
bolstered relative performance during the period as rising
oil prices supported the sector. The company further
benefited from a robust quarterly earnings report and news
it was raising its dividend significantly. Canadian Natural
Resources generates significant amounts of excess free
cash flow and is highly disciplined with its capital. Its carbon footprint also is improving faster than generally perceived, in our view, as evidenced by its industry leadership in carbon
dioxide capture, its reduced methane emissions, and use of
hydroelectricity at some of its natural gas processing plants.
During the six-month period, investments that detracted
from Fund performance included General Motors, Johnson
Controls International and Covestro.
General Motors (GM) curbed relative performance during
the period. The company experienced production troubles
due to ongoing semiconductor supply chain issues. GM
also struggled with management changes at its Cruise
autonomous vehicle business, and concerns about
commodity inflation and the economy. Nonetheless, we
believe the company’s financial results were solid, with
profitability remaining strong despite commodity inflation and increased investments in electric vehicles.
Johnson Controls International hindered relative returns
following its second-quarter earnings report. The company
posted solid top-line execution, weaker margins due to
supply chain disruptions and earnings per share in line with estimates, resulting from higher profits and a lower share
count. Management continues to see improved underlying
trends and is encouraged by the pace of order growth but
given the pace of the backlog conversion due to supply
chain issues, Johnson Controls was forced to cut full-year
guidance.
German chemicals company Covestro detracted from
relative performance, amid concerns about higher energy
costs in Europe, the potential for reduced gas supplies,
weaker demand in a recessionary scenario, and the
Top 10 Holdings
6/30/22
Company
Industry , Country
% of Total
Net Assets
a a
Deutsche Telekom AG 2.9%
Diversified Telecommunication Services,
Germany
BP plc 2.8%
Oil, Gas & Consumable Fuels, United Kingdom
GSK plc 2.6%
Pharmaceuticals, United States
Charter Communications, Inc. 2.5%
Media, United States
Novartis AG 2.4%
Pharmaceuticals, Switzerland
NN Group NV 2.3%
Insurance, Netherlands
Kraft Heinz Co. (The) 2.2%
Food Products, United States
CVS Health Corp. 2.1%
Health Care Providers & Services, United States
British American Tobacco plc 2.1%
Tobacco, United Kingdom
Merck & Co., Inc. 2.1%
Pharmaceuticals, United States

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Semiannual Report
negative impact from supply chain disruptions in China
during lockdowns this spring. We believe the energy cost
and gas supply situation should be manageable even if
these concerns play out unfavorably, and fortunately China’s lockdowns were temporary. Although a recession would
certainly hurt demand for some of Covestro’s products, we
believe there would be offsets to this in the form of greater investment in insulation to conserve energy, and light-
weighting of vehicles, and that a negative scenario is already factored into the share price.
During the period, the Fund held currency forwards and
futures, seeking to hedge a significant portion of the currency risk in the portfolio. The hedges had a positive overall impact on the Fund’s performance as the U.S. dollar rose against
most currencies during the period.
As fellow shareholders, although we found recent absolute
performance disappointing, the Fund performed better
than its benchmark as we continued to pursue our strategy
of seeking undervalued stocks and focusing on special
situation investments, including distressed investments and
merger arbitrage. We remain committed to our disciplined,
value investment approach as we seek to generate
attractive, long-term, risk-adjusted returns for shareholders.
Thank you for your participation in Franklin Mutual Global
Discovery Fund. We look forward to continuing to serve your
investment needs.
Christian Correa, CFA
Katrina Dudley, CFA
Timothy Rankin, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of June 30, 2022
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Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; For other share classes, visit franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
Z
6-Month -9.47% -9.47%
1-Year -6.62% -6.62%
5-Year +18.67% +3.48%
10-Year +98.00% +7.07%
A
4
6-Month -9.61% -14.57%
1-Year -6.87% -12.00%
5-Year +17.17% +2.06%
10-Year +92.77% +6.18%
See page 8 for Performance Summary footnotes.

Franklin Mutual Global Discovery Fund
Performance Summary
8
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Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Value securities may not increase in price as anticipated or may decline further in value.
Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. To the extent that the
Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. Because the Fund may invest its assets in companies in a specific region, including Europe, it is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Current political uncertainty concerning the economic consequences of the departure of the U.K. from the European Union may increase market volatility. Smaller-company stocks have exhibited greater price volatility than larger-company stocks, particularly over the short term. The Fund’s investments in companies engaged in mergers, reorganizations or liquidations also involve special risks as pending deals may not be completed on time or on favorable terms. The Fund may invest in lower-rated bonds, which entail higher credit risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of
Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The Fund has an expense reduction contractually guaranteed through 4/30/23. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
Z 1.02% 1.04%
A 1.27% 1.29%

Your Fund’s Expenses
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Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/22
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
a
Net
Annualized
Expense
Ratio
2
Z $1,000 $905.30 $4.74 $1,019.82 $5.02 1.00%
A $1,000 $903.90 $5.91 $1,018.59 $6.27 1.25%
C $1,000 $901.00 $9.43 $1,014.88 $9.99 2.00%
R $1,000 $903.10 $7.08 $1,017.35 $7.51 1.50%
R6 $1,000 $905.60 $4.30 $1,020.28 $4.56 0.91%

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Global Discovery Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class Z
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $31.58 $28.77 $31.19 $26.86 $32.42 $31.12
Income from investment operations
a
:
Net investment income
b
............. 0.41 0.42 0.96
c
0.67 0.58 0.76
d
Net realized and unrealized gains (losses) (3.40) 5.15 (2.38) 5.91 (4.13) 2.29
Total from investment operations ........ (2.99) 5.57 (1.42) 6.58 (3.55) 3.05
Less distributions from:
Net investment income .............. — (0.81) (0.83) (0.70) (0.64) (0.79)
Net realized gains ................. — (1.95) (0.17) (1.55) (1.37) (0.96)
Total distributions ................... — (2.76) (1.00) (2.25) (2.01) (1.75)
Net asset value, end of period .......... $28.59 $31.58 $28.77 $31.19 $26.86 $32.42
Total return
e
....................... (9.47)% 19.67% (4.38)% 24.70% (10.78)% 9.84%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 1.01% 1.04% 1.03% 1.00% 0.97% 0.96%
Expenses net of waiver and payments by
affiliates
g,h
......................... 1.00% 1.02% 1.03%
i
1.00%
i
0.97%
i
0.96%
Expenses - incurred in connection with
securities sold short ................. —%
j
0.02% 0.01% 0.02% —%
j
—%
Net investment income ............... 2.63% 1.28% 3.66%
c
2.20% 1.82% 2.30%
d
Supplemental data
Net assets, end of period (000’s) ........ $2,908,464 $3,355,158 $3,274,956 $5,176,787 $5,114,274 $7,175,981
Portfolio turnover rate ................ 32.36% 40.67% 17.25% 14.08% 14.70% 17.50%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.43 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.02%.
d
Net investment income per share includes approximately $0.20 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.68%.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
h
Benefit of expense reduction rounds to less than 0.01%.
i
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
j
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $30.81 $28.12 $30.51 $26.32 $31.80 $30.57
Income from investment operations
a
:
Net investment income
b
............. 0.36 0.33 0.86
c
0.58 0.49 0.66
d
Net realized and unrealized gains (losses) (3.32) 5.04 (2.32) 5.78 (4.04) 2.25
Total from investment operations ........ (2.96) 5.37 (1.46) 6.36 (3.55) 2.91
Less distributions from:
Net investment income .............. — (0.73) (0.76) (0.62) (0.56) (0.72)
Net realized gains ................. — (1.95) (0.17) (1.55) (1.37) (0.96)
Total distributions ................... — (2.68) (0.93) (2.17) (1.93) (1.68)
Net asset value, end of period .......... $27.85 $30.81 $28.12 $30.51 $26.32 $31.80
Total return
e
....................... (9.61)% 19.40% (4.61)% 24.37% (10.99)% 9.57%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 1.26% 1.29% 1.28% 1.25% 1.22% 1.21%
Expenses net of waiver and payments by
affiliates
g,h
......................... 1.25% 1.27% 1.28%
i
1.25%
i
1.22%
i
1.21%
Expenses - incurred in connection with
securities sold short ................. —%
j
0.02% 0.01% 0.02% —%
j
—%
Net investment income ............... 2.37% 1.03% 3.39%
c
1.95% 1.57% 2.05%
d
Supplemental data
Net assets, end of period (000’s) ........ $4,851,909 $5,618,446 $5,358,016 $7,683,644 $7,461,444 $9,589,033
Portfolio turnover rate ................ 32.36% 40.67% 17.25% 14.08% 14.70% 17.50%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.42 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.75%.
d
Net investment income per share includes approximately $0.20 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.43%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
h
Benefit of expense reduction rounds to less than 0.01%.
i
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
j
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $30.92 $28.12 $30.46 $26.25 $31.44 $30.22
Income from investment operations
a
:
Net investment income
b
............. 0.24 0.09 0.67
c
0.36 0.26 0.41
d
Net realized and unrealized gains (losses) (3.30) 5.04 (2.34) 5.74 (3.98) 2.23
Total from investment operations ........ (3.06) 5.13 (1.67) 6.10 (3.72) 2.64
Less distributions from:
Net investment income .............. — (0.38) (0.50) (0.34) (0.10) (0.46)
Net realized gains ................. — (1.95) (0.17) (1.55) (1.37) (0.96)
Total distributions ................... — (2.33) (0.67) (1.89) (1.47) (1.42)
Net asset value, end of period .......... $27.86 $30.92 $28.12 $30.46 $26.25 $31.44
Total return
e
....................... (9.90)% 18.50% (5.32)% 23.43% (11.70)% 8.78%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 2.01% 2.04% 2.03% 2.00% 1.97% 1.96%
Expenses net of waiver and payments by
affiliates
g,h
......................... 2.00% 2.02% 2.03%
i
2.00%
i
1.97%
i
1.96%
Expenses - incurred in connection with
securities sold short ................. —%
j
0.02% 0.01% 0.02% —%
j
—%
Net investment income ............... 1.56% 0.29% 2.66%
c
1.20% 0.82% 1.30%
d
Supplemental data
Net assets, end of period (000’s) ........ $254,411 $335,605 $494,606 $872,717 $1,054,412 $2,438,507
Portfolio turnover rate ................ 32.36% 40.67% 17.25% 14.08% 14.70% 17.50%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.42 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.01%.
d
Net investment income per share includes approximately $0.20 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.68%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
h
Benefit of expense reduction rounds to less than 0.01%.
i
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
j
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $30.34 $27.70 $30.08 $25.97 $31.37 $30.17
Income from investment operations
a
:
Net investment income
b
............. 0.31 0.24 0.78
c
0.50 0.41 0.57
d
Net realized and unrealized gains (losses) (3.25) 4.97 (2.29) 5.69 (3.97) 2.22
Total from investment operations ........ (2.94) 5.21 (1.51) 6.19 (3.56) 2.79
Less distributions from:
Net investment income .............. — (0.62) (0.70) (0.53) (0.47) (0.63)
Net realized gains ................. — (1.95) (0.17) (1.55) (1.37) (0.96)
Total distributions ................... — (2.57) (0.87) (2.08) (1.84) (1.59)
Net asset value, end of period .......... $27.40 $30.34 $27.70 $30.08 $25.97 $31.37
Total return
e
....................... (9.69)% 19.10% (4.87)% 24.09% (11.24)% 9.31%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 1.51% 1.54% 1.53% 1.50% 1.47% 1.46%
Expenses net of waiver and payments by
affiliates
g,h
......................... 1.50% 1.52% 1.53%
i
1.50%
i
1.47%
i
1.46%
Expenses - incurred in connection with
securities sold short ................. —%
j
0.02% 0.01% 0.02% —%
j
1.46%
Net investment income ............... 2.10% 0.79% 3.13%
c
1.70% 1.32% 1.80%
d
Supplemental data
Net assets, end of period (000’s) ........ $110,817 $136,983 $175,393 $251,089 $274,086 $398,692
Portfolio turnover rate ................ 32.36% 40.67% 17.25% 14.08% 14.70% 17.50%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.41 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.48%.
d
Net investment income per share includes approximately $0.20 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.18%.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
h
Benefit of expense reduction rounds to less than 0.01%.
i
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
j
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $31.57 $28.75 $31.17 $26.85 $32.41 $31.13
Income from investment operations
a
:
Net investment income
b
............. 0.42 0.44 0.97
c
0.70 0.62 0.75
d
Net realized and unrealized gains (losses) (3.40) 5.18 (2.35) 5.90 (4.13) 2.34
Total from investment operations ........ (2.98) 5.62 (1.38) 6.60 (3.51) 3.09
Less distributions from:
Net investment income .............. — (0.85) (0.87) (0.73) (0.68) (0.85)
Net realized gains ................. — (1.95) (0.17) (1.55) (1.37) (0.96)
Total distributions ................... — (2.80) (1.04) (2.28) (2.05) (1.81)
Net asset value, end of period .......... $28.59 $31.57 $28.75 $31.17 $26.85 $32.41
Total return
e
....................... (9.44)% 19.84% (4.27)% 24.80% (10.67)% 9.98%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 0.91% 0.95% 0.92% 0.90% 0.88% 0.84%
Expenses net of waiver and payments by
affiliates
g,h
......................... 0.91%
i
0.92% 0.92%
i
0.89% 0.87% 0.84%
Expenses - incurred in connection with
securities sold short ................. —%
j
0.02% 0.01% 0.02% —%
j
—%
Net investment income ............... 2.70% 1.35% 3.73%
c
2.31% 1.92% 2.42%
d
Supplemental data
Net assets, end of period (000’s) ........ $536,470 $653,091 $843,143 $1,295,457 $1,418,812 $2,221,338
Portfolio turnover rate ................ 32.36% 40.67% 17.25% 14.08% 14.70% 17.50%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.43 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.08%.
d
Net investment income per share includes approximately $0.20 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.80%.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
h
Benefit of expense reduction rounds to less than 0.01%.
i
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
j
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), June 30, 2022
Franklin Mutual Global Discovery Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.4%
Aerospace & Defense 1.4%
Airbus SE ........................................... France 1,282,949 $ 125,479,116
Auto Components 1.2%
Cie Generale des Etablissements Michelin SCA .............. France 3,784,692 103,358,690
a,b,c
International Automotive Components Group Brazil LLC ........ Brazil 3,819,425 89,802
103,448,492
Automobiles 1.5%
b
General Motors Co. .................................... United States 4,113,482 130,644,188
Banks 8.4%
BNP Paribas SA ...................................... France 3,741,014 178,931,536
CaixaBank SA ........................................ Spain 49,144,682 172,099,085
First Horizon Corp. .................................... United States 2,528,274 55,268,070
ING Groep NV ....................................... Netherlands 18,302,286 180,298,300
Wells Fargo & Co. ..................................... United States 3,609,722 141,392,811
727,989,802
Building Products 1.8%
Johnson Controls International plc ......................... United States 3,252,536 155,731,424
Capital Markets 1.9%
BlackRock, Inc. ....................................... United States 274,671 167,285,626
Chemicals 1.5%
d
Covestro AG, 144A, Reg S .............................. Germany 3,776,214 131,212,275
Construction Materials 1.3%
HeidelbergCement AG ................................. Germany 2,396,662 115,708,437
Diversified Financial Services 2.1%
Voya Financial, Inc. .................................... United States 3,058,301 182,060,659
Diversified Telecommunication Services 2.9%
Deutsche Telekom AG .................................. Germany 12,817,016 254,908,787
Electrical Equipment 1.6%
Mitsubishi Electric Corp. ................................ Japan 12,575,610 135,152,280
Energy Equipment & Services 1.8%
Baker Hughes Co. ..................................... United States 5,249,954 151,566,172
Entertainment 3.5%
Activision Blizzard, Inc. ................................. United States 2,155,063 167,793,205
b
Walt Disney Co. (The) .................................. United States 1,461,949 138,007,986
305,801,191
Food Products 4.1%
Danone SA .......................................... France 2,878,807 161,211,795
Kraft Heinz Co. (The) .................................. United States 5,064,245 193,150,304
354,362,099
Health Care Equipment & Supplies 2.1%
Medtronic plc ........................................ United States 2,025,904 181,824,884
Health Care Providers & Services 7.6%
CVS Health Corp. ..................................... United States 1,999,767 185,298,410
Elevance Health, Inc. .................................. United States 300,575 145,051,484
Fresenius SE & Co. KGaA ............................... Germany 4,779,656 145,350,718

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
Humana, Inc. ........................................ United States 380,774 $ 178,228,886
653,929,498
Household Durables 1.7%
DR Horton, Inc. ....................................... United States 2,222,642 147,116,674
Household Products 1.8%
Reckitt Benckiser Group plc ............................. United Kingdom 2,088,264 157,037,245
Independent Power and Renewable Electricity Producers 1.2%
RWE AG ............................................ Germany 2,721,775 100,662,924
Industrial Conglomerates 1.4%
Siemens AG ......................................... Germany 1,163,610 119,609,319
Insurance 7.8%
China Pacific Insurance Group Co. Ltd., H ................... China 51,845,269 127,331,556
Everest Re Group Ltd. ................................. United States 633,300 177,501,324
NN Group NV ........................................ Netherlands 4,331,380 196,171,330
Willis Towers Watson plc ................................ United States 882,936 174,282,737
675,286,947
Internet & Direct Marketing Retail 1.2%
eBay, Inc. ........................................... United States 2,477,545 103,239,300
IT Services 5.2%
Capgemini SE ........................................ France 844,890 145,702,882
b
Fiserv, Inc. .......................................... United States 1,380,750 122,845,327
Global Payments, Inc. .................................. United States 1,639,664 181,412,425
449,960,634
Machinery 3.2%
e
Alstom SA ........................................... France 5,978,669 136,513,664
Parker-Hannifin Corp. .................................. United States 554,930 136,540,526
273,054,190
Media 2.5%
b
Charter Communications, Inc., A .......................... United States 461,700 216,320,301
Metals & Mining 0.5%
Rio Tinto plc ......................................... Australia 727,046 43,460,500
Oil, Gas & Consumable Fuels 4.3%
BP plc .............................................. United Kingdom 52,020,263 244,220,749
Williams Cos., Inc. (The) ................................ United States 4,148,974 129,489,478
373,710,227
Pharmaceuticals 7.1%
GSK plc ............................................ United States 10,319,607 222,367,506
Merck & Co., Inc. ..................................... United States 2,012,345 183,465,494
Novartis AG, ADR ..................................... Switzerland 2,458,548 207,821,062
613,654,062
Real Estate Management & Development 1.5%
b
CBRE Group, Inc., A ................................... United States 1,723,013 126,830,987
Semiconductors & Semiconductor Equipment 2.2%
b
Renesas Electronics Corp. .............................. Japan 15,502,134 140,258,510

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
b
Tower Semiconductor Ltd. ............................... Israel 1,013,480 $ 46,802,507
187,061,017
Software 1.5%
b
Avaya Holdings Corp. .................................. United States 537 1,203
b
Check Point Software Technologies Ltd. .................... Israel 1,093,803 133,203,329
133,204,532
Technology Hardware, Storage & Peripherals 3.8%
Catcher Technology Co. Ltd. ............................. Taiwan 13,524,000 75,457,459
Samsung Electronics Co. Ltd. ............................ South Korea 2,392,712 106,314,899
b
Western Digital Corp. .................................. United States 3,358,073 150,542,413
332,314,771
Tobacco 2.1%
British American Tobacco plc ............................. United Kingdom 4,306,340 184,557,803
Trading Companies & Distributors 1.7%
b
AerCap Holdings NV ................................... Ireland 3,555,079 145,544,934
Total Common Stocks (Cost $7,774,859,325) ....................................
8,259,731,297
Preferred Stocks 1.4%
Automobiles 1.4%
f
Volkswagen AG, 5.88% ................................. Germany 892,746 120,193,352
Total Preferred Stocks (Cost $152,065,049) .....................................
120,193,352
Warrants
Warrants 0.0%
†
Software 0.0%
†
b
Avaya Holdings Corp., 12/15/22 .......................... United States 280,051 14,703
Total Warrants (Cost $–) ......................................................
14,703
Principal
Amount
*
Corporate Bonds 0.4%
Pharmaceuticals 0.4%
d
Bausch Health Americas, Inc. ,
Senior Note, 144A, 9.25%, 4/01/26 ...................... United States 33,966,000 24,379,266
Senior Note, 144A, 8.5%, 1/31/27 ....................... United States 15,606,000 10,981,162
d
Bausch Health Cos., Inc. , Senior Note , 144A, 9% , 12/15/25 ...... United States 1,290,000 956,638
36,317,066
Total Corporate Bonds (Cost $51,574,696) ......................................
36,317,066
Shares
a
Companies in Liquidation 0.0%
a,b,g
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 30,996,000 —
Total Companies in Liquidation (Cost $–) ......................................
—
Total Long Term Investments (Cost $7,978,499,070) .............................
8,416,256,418
a

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
Short Term Investments 0.9%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.7%
h
FHLB, 7/01/22 ....................................... United States 53,300,000 $ 53,300,000
h
U.S. Treasury Bills, 7/12/22 .............................. United States 11,500,000 11,496,644
Total U.S. Government and Agency Securities (Cost $64,797,294) .................
64,796,644
Shares
i
Investments from Cash Collateral Received for
Loaned Securities 0.2%
Money Market Funds 0.1%
j,k
Institutional Fiduciary Trust - Money Market Portfolio, 0.895% .... United States 10,572,000 10,572,000
Principal
Amount
*
Repurchase Agreements 0.1%
l
Joint Repurchase Agreement, J.P. Morgan Securities LLC, 1.48%,
7/01/22 (Maturity Value $2,643,758)
Collateralized by U.S. Treasury Notes, 0.5%, 4/30/27 - 5/31/27
(valued at $2,696,525) ................................ 2,643,649 2,643,649
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $13,215,649) ...........................................................
13,215,649
Total Short Term Investments (Cost $78,012,943 ) ................................
78,012,293
a
Total Investments (Cost $8,056,512,013) 98.1% ..................................
$8,494,268,711
Other Assets, less Liabilities 1.9% .............................................
167,803,560
Net Assets 100.0% ...........................................................
$8,662,072,271
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 15 regarding fair value measurements.
b
Non-income producing.
c
See Note 12 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2022, the aggregate value of these securities was $167,529,341, representing 1.9% of net assets.
e
A portion or all of the security is on loan at June 30, 2022. See Note 1(g).
f
Variable rate security. The rate shown represents the yield at period end.
g
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
h
The security was issued on a discount basis with no stated coupon rate.
i
See Note 1(g) regarding securities on loan.
j
See Note 3(f) regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.
l
See Note 1(c) regarding joint repurchase agreement.

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
At June 30, 2022, the Fund had the following futures contracts outstanding. See Note 1(d).
At June 30, 2022, the Fund had the following forward exchange contracts outstanding. See Note 1 ( d ).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 2,534 $ 333,791,150 9/19/22 $ 7,350,636
Foreign Exchange GBP/USD ................... Short 751 57,259,056 9/19/22 1,457,901
Total Futures Contracts ...................................................................... $8,808,537
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Swiss Franc ....... BOFA Buy 11,939,957 13,123,397 7/20/22 $ — $ (602,261)
Swiss Franc ....... HSBK Buy 80,074,562 87,418,557 7/20/22 — (3,446,349)
Swiss Franc ....... HSBK Sell 142,418,625 156,339,913 7/20/22 6,989,035 —
Swiss Franc ....... UBSW Buy 50,404,106 55,068,118 7/20/22 — (2,210,582)
Euro ............. BOFA Buy 78,643,928 83,963,701 7/25/22 119,108 (1,559,904)
Euro ............. HSBK Buy 41,993,099 45,123,594 7/25/22 — (1,059,255)
Euro ............. HSBK Sell 85,358,525 97,400,052 7/25/22 7,831,364 —
Euro ............. SSBT Buy 25,740,334 27,569,823 7/25/22 — (559,890)
Euro ............. SSBT Sell 59,977,614 68,637,182 7/25/22 5,701,274 —
Euro ............. UBSW Buy 84,314,142 90,413,029 7/25/22 — (1,940,237)
Euro ............. UBSW Sell 85,355,364 97,334,989 7/25/22 7,769,618 —
Euro ............. BOFA Buy 50,418,091 53,131,443 8/08/22 46,708 (220,487)
Euro ............. BOFA Sell 16,787,651 18,677,082 8/08/22 1,043,831 —
Euro ............. HSBK Buy 35,949,581 37,808,980 8/08/22 45,724 (94,332)
Euro ............. HSBK Sell 92,914,631 104,132,034 8/08/22 6,537,265 —
Euro ............. SSBT Buy 4,978,901 5,266,791 8/08/22 — (37,101)
Euro ............. SSBT Sell 165,069,182 188,839,554 8/08/22 15,455,789 —
Euro ............. UBSW Buy 13,946,998 14,652,367 8/08/22 — (2,855)
Euro ............. UBSW Sell 273,263,366 310,025,781 8/08/22 22,998,061 —
British Pound ...... BOFA Buy 11,107,671 14,216,027 8/15/22 — (686,371)
British Pound ...... BOFA Sell 19,605,335 25,580,256 8/15/22 1,700,057 —
British Pound ...... HSBK Buy 994,420 1,251,353 8/15/22 — (40,104)
British Pound ...... HSBK Sell 19,605,334 25,584,079 8/15/22 1,703,880 —
British Pound ...... UBSW Buy 14,173,664 17,702,501 8/15/22 — (438,327)
New Taiwan Dollar .. HSBK Sell 1,185,696,106 40,268,165 9/30/22 114,229 —
New Taiwan Dollar .. UBSW Sell 895,647,494 30,382,045 9/30/22 50,688 —
Euro ............. BOFA Sell 93,081,144 101,800,384 10/12/22 3,531,784 —
Euro ............. HSBK Sell 6,354,523 6,963,541 10/12/22 254,877 —
Euro ............. SSBT Sell 74,879,937 81,836,284 10/12/22 2,783,253 —
South Korean Won .. HSBK Buy 9,152,123,400 7,095,714 11/14/22 33,369 —
South Korean Won .. HSBK Sell 30,079,429,859 23,347,701 11/14/22 21,897 (104,688)
South Korean Won .. UBSW Sell 81,361,131,541 63,123,010 11/14/22 25,228 (278,796)

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
See Note 13 regarding other derivative information.
See A bbreviations on page 39 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Japanese Yen ...... UBSW Sell 17,779,637,957 139,245,007 11/18/22 $ 6,660,113 $ —
Total Forward Exchange Contracts ................................................... $91,417,152 $(13,281,539)
Net unrealized appreciation (depreciation) ............................................ $78,135,613
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Financial Statements
Statement of Assets and Liabilities
June 30, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
Franklin
Mutual Global
Discovery Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $8,043,296,364
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 10,572,000
Cost - Unaffiliated repurchase agreements ...................................................... 2,643,649
Value - Unaffiliated issuers (Includes securities loaned of $11,031,549) ................................. $8,481,053,062
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 10,572,000
Value - Unaffiliated repurchase agreements ...................................................... 2,643,649
Cash .................................................................................... 107,651,862
Restricted cash for OTC derivative contracts (Note 1e) ............................................... 24,250,000
Receivables:
Investment securities sold ................................................................... 18,676,064
Capital shares sold ........................................................................ 1,602,083
Dividends and interest ..................................................................... 23,865,370
European Union tax reclaims (Note 1 h ) ......................................................... 3,283,375
Deposits with brokers for:
Futures contracts ........................................................................ 7,966,170
Unrealized appreciation on OTC forward exchange contracts .......................................... 91,417,152
Other assets .............................................................................. 1,220,299
Total assets .......................................................................... 8,774,201,086
Liabilities:
Payables:
Investment securities purchased .............................................................. 26,425,100
Capital shares redeemed ................................................................... 7,067,412
Management fees ......................................................................... 6,059,504
Distribution fees .......................................................................... 1,312,974
Transfer agent fees ........................................................................ 2,355,084
Trustees' fees and expenses ................................................................. 1,585,312
IRS closing agreement payments for European Union tax reclaims (Note 1 h ) ............................. 10,084,757
Variation margin on futures contracts ........................................................... 1,467,681
Deposits from brokers for:
OTC derivative contracts .................................................................. 24,250,000
Unrealized depreciation on OTC forward exchange contracts .......................................... 13,281,539
Payable upon return of securities loaned (Note 1 g ) .................................................. 13,215,649
Accrued expenses and other liabilities ........................................................... 5,023,803
Total liabilities ......................................................................... 112,128,815
Net assets, at value ................................................................. $8,662,072,271
Net assets consist of:
Paid-in capital ............................................................................. $6,999,241,920
Total distributable earnings (losses) ............................................................. 1,662,830,351
Net assets, at value ................................................................. $8,662,072,271

Franklin Mutual Series Funds
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
Franklin
Mutual Global
Discovery Fund
Class Z:
Net assets, at value ....................................................................... $2,908,464,498
Shares outstanding ........................................................................ 101,720,803
Net asset value and maximum offering price per share ............................................. $28.59
Class A:
Net assets, at value ....................................................................... $4,851,909,448
Shares outstanding ........................................................................ 174,192,639
Net asset value per share
a
.................................................................. $27.85
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $29.47
Class C:
Net assets, at value ....................................................................... $254,411,296
Shares outstanding ........................................................................ 9,133,221
Net asset value and maximum offering price per share
a
............................................. $27.86
Class R:
Net assets, at value ....................................................................... $110,817,167
Shares outstanding ........................................................................ 4,044,427
Net asset value and maximum offering price per share ............................................. $27.40
Class R6:
Net assets, at value ....................................................................... $536,469,862
Shares outstanding ........................................................................ 18,765,747
Net asset value and maximum offering price per share ............................................. $28.59
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Mutual Series Funds
Financial Statements
Statement of Operations
for the six months ended June 30, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
23
Franklin
Mutual Global
Discovery Fund
Investment income:
Dividends: (net of foreign taxes of $18,821,245)
Unaffiliated issuers ........................................................................ $171,544,068
Interest:
Unaffiliated issuers ........................................................................ 1,704,583
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 1,714
Non-controlled affiliates (Note 3 f ) ............................................................. 5,190
Other income (Note 1 h ) ...................................................................... 1,440,663
Total investment income ................................................................... 174,696,218
Expenses:
Management fees (Note 3 a ) ................................................................... 40,454,656
Distribution fees: (Note 3c )
    Class A ................................................................................ 6,720,017
    Class C ................................................................................ 1,509,368
    Class R ................................................................................ 317,224
Transfer agent fees: (Note 3e )
    Class Z ................................................................................ 2,025,083
    Class A ................................................................................ 3,373,050
    Class C ................................................................................ 189,378
    Class R ................................................................................ 79,610
    Class R6 ............................................................................... 102,141
Custodian fees (Note 4 ) ...................................................................... 130,920
Reports to shareholders fees .................................................................. 712,898
Registration and filing fees .................................................................... 59,877
Professional fees ........................................................................... 252,349
Trustees' fees and expenses .................................................................. 350,702
Dividends on securities sold short .............................................................. 111,905
Other .................................................................................... 422,684
Total expenses ......................................................................... 56,811,862
Expense reductions (Note 4 ) ............................................................... (309)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (228,889)
Net expenses ......................................................................... 56,582,664
Net investment income ................................................................ 118,113,554
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 726,467,946
Foreign currency transactions ................................................................ (1,417,773)
Forward exchange contracts ................................................................. 65,635,685
Futures contracts ......................................................................... 35,780,752
Securities sold short ....................................................................... (41,312,084)
Net realized gain (loss) .................................................................. 785,154,526
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (1,974,621,154)
Translation of other assets and liabilities denominated in foreign currencies .............................. (560,610)
Forward exchange contracts ................................................................. 59,080,605
Futures contracts ......................................................................... 15,133,720
Securities sold short ....................................................................... 72,000,991
Net change in unrealized appreciation (depreciation) ............................................ (1,828,966,448)
Net realized and unrealized gain (loss) ............................................................ (1,043,811,922)
Net increase (decrease) in net assets resulting from operations .......................................... $(925,698,368)

Franklin Mutual Series Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
24
Franklin Mutual Global Discovery Fund
Six Months Ended
June 30, 2022
(unaudited)
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $118,113,554 $113,775,017
Net realized gain (loss) ................................................. 785,154,526 1,361,758,854
Net change in unrealized appreciation (depreciation) ........................... (1,828,966,448) 364,133,763
Net increase (decrease) in net assets resulting from operations ................ (925,698,368) 1,839,667,634
Distributions to shareholders:
Class Z ............................................................. — (276,128,825)
Class A ............................................................. — (457,270,411)
Class C ............................................................. — (24,042,977)
Class R ............................................................. — (10,862,941)
Class R6 ............................................................ — (54,549,168)
Total distributions to shareholders .......................................... — (822,854,322)
Capital share transactions: (Note 2 )
Class Z ............................................................. (137,776,574) (250,575,020)
Class A ............................................................. (247,532,888) (265,944,649)
Class C ............................................................. (52,300,572) (215,958,967)
Class R ............................................................. (13,998,612) (56,653,739)
Class R6 ............................................................ (59,903,584) (274,511,772)
Total capital share transactions ............................................ (511,512,230) (1,063,644,147)
Net increase (decrease) in net assets ................................... (1,437,210,598) (46,830,835)
Net assets:
Beginning of period ..................................................... 10,099,282,869 10,146,113,704
End of period .......................................................... $8,662,072,271 $10,099,282,869

Franklin Mutual Series Funds

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Franklin Mutual Global Discovery Fund
1. Organization and Significant Accounting Policies
Franklin Mutual Series Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of six separate
funds and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP). Franklin Mutual Global Discovery Fund (Fund)
is included in this report. The Fund offers five classes of
shares: Class Z, Class A, Class C, Class R and Class R6.
Class C shares automatically convert to Class A shares on
a monthly basis, after they have been held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in  open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Mutual Global Discovery Fund
(continued)
such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
June 30, 2022, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Mutual Global Discovery Fund
(continued)
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
period end, as indicated in the Schedule of Investments, had been entered into on June 30, 2022.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage exposure to certain foreign currencies.
A futures contract is an agreement between the Fund and a
counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of
Assets and Liabilities.
The Fund entered into OTC forward exchange contracts
primarily to manage exposure to certain foreign currencies.
A forward exchange contract is an agreement between the
Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
See Note 13 regarding other derivative information.
1. Organization and Significant Accounting Policies
(continued)
c. Joint Repurchase Agreement
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Mutual Global Discovery Fund
(continued)
e. Restricted Cash
At June 30, 2022, the Fund held restricted cash in
connection with investments in certain derivative securities.
Restricted cash is held in a segregated account with the
Fund’s custodian/counterparty broker and is reflected in the
Statement of Assets and Liabilities.
f. Securities Sold Short
The Fund is engaged in selling securities short, which
obligates the Fund to replace a borrowed security with the
same security at current fair value. The Fund incurs a loss
if the price of the security increases between the date of
the short sale and the date on which the Fund replaces the
borrowed security. The Fund realizes a gain if the price of
the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Fund is required to establish a margin account with the
broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements
until the short position is closed out. A deposit must also be maintained with the Fund's custodian/counterparty broker
consisting of cash and/or securities having a value equal
to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the
securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short.
Such dividends and/or interest and any security borrowing
fees are recorded as an expense to the Fund. At June 30,
2022, the Fund had no securities sold short.
g. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement.
The Fund may receive income from the investment of cash
collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid
to the securities lending agent and/or third-party vendor,
is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any
cash collateral investment, securities loaned, and the risk
that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower.
h. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax
1. Organization and Significant Accounting Policies
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
29
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Semiannual Report
Franklin Mutual Global Discovery Fund
(continued)
purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal
year exceed foreign withholding taxes paid by the Fund,
and the Fund previously passed through to its shareholders
foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund
will enter into a closing agreement with the Internal Revenue
Service (IRS) in order to pay the associated tax liability on behalf of the Fund's shareholders. The Fund previously
determined to enter into a closing agreement with the IRS
and recorded any adjustments to estimated payments as
other income in the Statement of Operations.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 3 0 , 202 2 , the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
i. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income and dividends
declared on securities sold short are recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
j. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
k. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
h. Income and Deferred Taxes
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
30
franklintempleton.com
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Franklin Mutual Global Discovery Fund
(continued)
2. Shares of Beneficial Interest
At June 30, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
June 30, 2022
Year Ended
December 31, 2021
Shares Amount Shares Amount
Class Z Shares:
Shares sold ................................... 2,704,252 $84,462,313 5,593,455 $178,799,789
Shares issued in reinvestment of distributions .......... — — 8,188,488 252,494,886
Shares redeemed ............................... (7,210,644) (222,238,887) (21,392,850) (681,869,695)
Net increase (decrease) .......................... (4,506,392) $(137,776,574) (7,610,907) $(250,575,020)
Class A Shares:
Shares sold
a
................................... 5,180,203 $157,572,516 13,871,126 $442,848,145
Shares issued in reinvestment of distributions .......... — — 14,845,564 446,658,739
Shares redeemed ............................... (13,364,303) (405,105,404) (36,892,543) (1,155,451,533)
Net increase (decrease) .......................... (8,184,100) $(247,532,888) (8,175,853) $(265,944,649)
Class C Shares:
Shares sold ................................... 385,559 $11,766,421 937,475 $29,473,650
Shares issued in reinvestment of distributions .......... — — 790,049 23,879,124
Shares redeemed
a
.............................. (2,104,833) (64,066,993) (8,462,035) (269,311,741)
Net increase (decrease) .......................... (1,719,274) $(52,300,572) (6,734,511) $(215,958,967)
Class R Shares:
Shares sold ................................... 217,023 $6,517,583 408,568 $12,784,868
Shares issued in reinvestment of distributions .......... — — 366,002 10,849,071
Shares redeemed ............................... (687,165) (20,516,195) (2,591,277) (80,287,678)
Net increase (decrease) .......................... (470,142) $(13,998,612) (1,816,707) $(56,653,739)
Class R6 Shares:
Shares sold ................................... 1,123,364 $35,098,867 3,222,144 $104,019,457
Shares issued in reinvestment of distributions .......... — — 1,491,907 45,976,392
Shares redeemed ............................... (3,047,707) (95,002,451) (13,347,493) (424,507,621)
Net increase (decrease) .......................... (1,924,343) $(59,903,584) (8,633,442) $(274,511,772)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
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Franklin Mutual Global Discovery Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2022, the annualized gross effective investment management fee rate was 0.839% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Fund. The fee is paid by
Franklin Mutual based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class Z and Class R6 shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
Annualized Fee Rate Net Assets
0.845% Up to and including $7 billion
0.825% Over $7 billion, up to and including $10 billion
0.805% Over $10 billion, up to and including $13 billion
0.785% Over $13 billion, up to and including $16 billion
0.765% Over $16 billion, up to and including $19 billion
0.745% Over $19 billion, up to and including $22 billion
0.725% Over $22 billion, up to and including $25 billion
0.705% Over $25 billion, up to and including $28 billion
0.685% In excess of $28 billion
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
3. Transactions with Affiliates
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
32
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Franklin Mutual Global Discovery Fund
(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended June 30, 2022, the Fund paid transfer agent fees of $5,769,262, of which $2,329,134 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2022, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Franklin Mutual has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, and acquired fund fees and expenses, expenses related to securities sold short, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 1.00% based on the average net assets of each class until April 30, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $135,939
CDSC retained .............................................................................. $9,123
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Mutual Global Discovery Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.895% $— $13,969,000 $(3,397,000) $— $— $10,572,000 10,572,000 $5,190
Total Affiliated Securities ... $— $13,969,000 $(3,397,000) $— $— $10,572,000 $5,190
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
33
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Franklin Mutual Global Discovery Fund
(continued)
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2023.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2022, the custodian fees were reduced as noted in the Statement of Operations.
5. Independent Trustees' Retirement Plan
On January 1, 1993, the Trust adopted an Independent Trustees’ Retirement Plan (Plan). The Plan is an unfunded defined benefit plan that provides benefit payments to Trustees whose length of service and retirement age meets the eligibility requirements of the Plan. Benefits under the Plan are based on years of service and fees paid to each trustee at the time of retirement. Effective in December 1996, the Plan was closed to new participants.
During the period ended June 30, 2022, the Fund’s projected benefit obligation and benefit payments under the Plan were as follows:
6. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2021, the capital loss carryforwards were as follows:
At June 30, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions, EU reclaims, tax straddles and wash sales.
a
Projected benefit obligation at June 3 0, 2022 .......... $1,376,076
b
Increase (decrease) in projected benefit obligation ...... $76,895
Benefit payments made to retired trustees ............. $—
a
The projected benefit obligation is included in trustees’ fees and expenses in the Statement of Assets and Liabilities.
b
The increase (decrease) in projected benefit obligation is reflected in trustees’ fees and expenses in the Statement of Operations.
Capital loss carryforwards not subject to expiration:
Long term ................................................................................ 4,437,257
a
a
Includes $4,437,257 from the acquired Franklin Mutual International Fund, which may be carried over to offset future capital gains, subject to certain limitations .
Cost of investments .......................................................................... $8,089,072,264
Unrealized appreciation ........................................................................ $1,448,180,650
Unrealized depreciation ........................................................................ (956,040,053)
Net unrealized appreciation (depreciation) .......................................................... $492,140,597
3. Transactions with Affiliates
(continued)
g. Waiver and Expense Reimbursements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
34
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Franklin Mutual Global Discovery Fund
(continued)
7. Investment Transactions
Purchases and sales of investments (excluding short term securities and securities sold short) for the period ended June 30,
2022, aggregated $3,047,779,269 and $3,251,713,817, respectively.
At June 30, 2022, in connection with securities lending transactions, the Fund loaned equity investments and received
$13,215,649 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
8. Credit Risk and Defaulted Securities
The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the
Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.
At June 30, 2022, the Fund did not hold any distressed company securities for which interest recognition has been discontinued.
9. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
10. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
11. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
12. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
35
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Franklin Mutual Global Discovery Fund
(continued)
At June 30, 2022, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
13. Other Derivative Information
At June 30, 2022, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the period ended June 30, 2022, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2022, the average month end notional amount of futures contracts represented $552,120,384.
The average month end contract value of forward exchange contracts was $1,852,570,524.
At June 30, 2022, OTC derivative assets and liabilities are as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Global Discovery Fund
3,819,425 International Automotive Components Group Brazil LLC 4/13/06 - 12/26/08 $ 2,536,498 $ 89,802
Total Restricted Securities (Value is 0.0%
†
of Net Assets) ............. $2,536,498 $89,802
†
Rounds to less than 0.1% of net assets.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Mutual Global Discovery Fund
Foreign exchange contracts ..
Variation margin on futures
contracts
$ 8,808,537
a
Variation margin on futures
contracts
$ —
Unrealized appreciation on OTC
forward exchange contracts
91,417,152 Unrealized depreciation on OTC
forward exchange contracts
13,281,539
Total .................... $100,225,689 $13,281,539
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Mutual Global Discovery Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Futures contracts $35,780,752 Futures contracts $15,133,720
Forward exchange contracts 65,635,685 Forward exchange contracts 59,080,605
Total ....................... $101,416,437 $74,214,325
12. Restricted Securities
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
36
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Franklin Mutual Global Discovery Fund
(continued)
At June 30, 2022, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
At June 30, 2022, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Franklin Mutual Global Discovery Fund
Derivatives
Forward exchange contracts ............................. $ 91,417,152 $ 13,281,539
Total ............................................. $91,417,152 $13,281,539
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a,b
Cash
Collateral
Received
b
Net Amount
(Not less
than zero)
Franklin Mutual Global Discovery Fund
Counterparty
BOFA .................... $6,441,488 $(3,069,023) $(3,372,465) $— $—
HSBK ................... 23,531,640 (4,744,728) (14,613,516) — 4,173,396
SSBT .................... 23,940,316 (596,991) — (23,343,325) —
UBSW ................... 37,503,708 (4,870,797) (32,632,911) — —
Total ................... $91,417,152 $(13,281,539) $ (50,618,892) $(23,343,325) $4,173,396
$ 1
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Franklin Mutual Global Discovery Fund
Counterparty
BOFA .................... $3,069,023 $(3,069,023) $— $— $—
HSBK ................... 4,744,728 (4,744,728) — — —
SSBT .................... 596,991 (596,991) — — —
UBSW ................... 4,870,797 (4,870,797) — — —
Total ................... $13,281,539 $(13,281,539) $— $— $—
13. Other Derivative Information
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
37
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Franklin Mutual Global Discovery Fund
(continued)
See Note 1(d) regarding derivative financial instruments.
See Abbreviations on page 39.
14. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2022, the Fund did not use the
Global Credit Facility.
15. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2022, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
a
At June 30, 2022, the Fund received United Kingdom Treasury Bonds and U.S. Treasury Bills, Bonds and Notes as collateral for derivatives .
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
Level 1 Level 2 Level 3 Total
Franklin Mutual Global Discovery Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 125,479,116 $ — $ 125,479,116
Auto Components ...................... — 103,358,690 89,802 103,448,492
Automobiles .......................... 130,644,188 — — 130,644,188
Banks ............................... 196,660,881 531,328,921 — 727,989,802
Building Products ...................... 155,731,424 — — 155,731,424
Capital Markets ........................ 167,285,626 — — 167,285,626
Chemicals ........................... — 131,212,275 — 131,212,275
13. Other Derivative Information
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
38
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Franklin Mutual Global Discovery Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 1 Level 2 Level 3 Total
Franklin Mutual Global Discovery Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Construction Materials .................. $ — $ 115,708,437 $ — $ 115,708,437
Diversified Financial Services ............. 182,060,659 — — 182,060,659
Diversified Telecommunication Services ..... — 254,908,787 — 254,908,787
Electrical Equipment .................... — 135,152,280 — 135,152,280
Energy Equipment & Services ............. 151,566,172 — — 151,566,172
Entertainment ......................... 305,801,191 — — 305,801,191
Food Products ........................ 193,150,304 161,211,795 — 354,362,099
Health Care Equipment & Supplies ......... 181,824,884 — — 181,824,884
Health Care Providers & Services .......... 508,578,780 145,350,718 — 653,929,498
Household Durables .................... 147,116,674 — — 147,116,674
Household Products .................... — 157,037,245 — 157,037,245
Independent Power and Renewable Electricity
Producers .......................... — 100,662,924 — 100,662,924
Industrial Conglomerates ................ — 119,609,319 — 119,609,319
Insurance ............................ 351,784,061 323,502,886 — 675,286,947
Internet & Direct Marketing Retail .......... 103,239,300 — — 103,239,300
IT Services ........................... 304,257,752 145,702,882 — 449,960,634
Machinery ............................ 136,540,526 136,513,664 — 273,054,190
Media ............................... 216,320,301 — — 216,320,301
Metals & Mining ....................... — 43,460,500 — 43,460,500
Oil, Gas & Consumable Fuels ............. 129,489,478 244,220,749 — 373,710,227
Pharmaceuticals ....................... 391,286,556 222,367,506 — 613,654,062
Real Estate Management & Development .... 126,830,987 — — 126,830,987
Semiconductors & Semiconductor Equipment . 46,802,507 140,258,510 — 187,061,017
Software ............................. 133,204,532 — — 133,204,532
Technology Hardware, Storage & Peripherals . 150,542,413 181,772,358 — 332,314,771
Tobacco ............................. — 184,557,803 — 184,557,803
Trading Companies & Distributors .......... 145,544,934 — — 145,544,934
Preferred Stocks ........................ — 120,193,352 — 120,193,352
Warrants .............................. 14,703 — — 14,703
Corporate Bonds ........................ — 36,317,066 — 36,317,066
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... 10,572,000 67,440,293 — 78,012,293
Total Investments in Securities ........... $4,566,850,833 $3,927,328,076
b
$89,802 $8,494,268,711
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 91,417,152 $ — $ 91,417,152
Futures contracts ........................ 8,808,537 — — 8,808,537
Total Other Financial Instruments ......... $8,808,537 $91,417,152 $— $100,225,689
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 13,281,539 $ — $ 13,281,539
Total Other Financial Instruments ......... $— $13,281,539 $— $13,281,539
a
Includes securities determined to have no value at June 30, 2022.
b
Includes foreign securities valued at $3,823,570,717, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the
Financial Instrument Valuation note for more information.
15. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
39
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Franklin Mutual Global Discovery Fund
(continued)
16. New Accounting Pronouncements
In June 2022 , the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03,
Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions.
The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.
17. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
BOFA
Bank of America N.A.
HSBK
HSBC Bank plc
SSBT
State Street Bank and Trust Co.
UBSW
UBS AG
Currency
EUR
Euro
GBP
British Pound
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
FHLB
Federal Home Loan Banks

Franklin Mutual Series Funds
Shareholder Information
40
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Semiannual Report
Board Approval of Investment
Management Agreements
FRANKLIN MUTUAL SERIES FUNDS
Franklin Mutual Globa l Discovery Fund (the “Fund”)
The Board of Trustees (Board), including a majority of
trustees that are not “interested persons” as such term is
defined in section 2(a)(19) of the Investment Company Act of
1940 (hereinafter referred to as “independent trustees”), at a meeting held on May 24, 2022, unanimously approved the
renewal of the Fund’s investment management agreement.
Prior to a meeting of all of the trustees for the purpose
of considering such renewal, the independent trustees
participated in two other meetings held in connection
with the renewal process. Throughout the process, the
independent trustees received assistance and advice
from and met separately with independent counsel. The
independent trustees met with and interviewed officers of
the investment manager (including portfolio managers),
the transfer agent and shareholder services group and
the distributor. In approving the renewal of the investment
management agreement for the Fund, the Board, including
the independent trustees, determined that the investment
management fee structure was fair and reasonable and that
continuance of the agreement was in the best interests of
the Fund and its shareholders.
In reaching their decision on the investment management
agreement, the trustees took into account information
furnished throughout the year at Board meetings, as well
as information specifically requested and furnished for
the renewal process, which culminated in the meetings
referred to above for the specific purpose of considering
such agreement. Information furnished throughout the year
included, among others, reports on the Fund’s investment
performance, expenses, portfolio composition, portfolio
brokerage execution, client commission arrangements,
derivatives, securities lending, asset segregation, portfolio turnover, Rule 12b-1 plan, distribution, shareholder servicing, legal and compliance matters, pricing of securities, sales
and redemptions, and marketing support payments made
to financial intermediaries, as well as a third-party survey of transfer agent fees charged to funds within the Franklin
Templeton (FT) complex in comparison with those charged
to other fund complexes deemed comparable. Also, related
financial statements and other information about the scope
and quality of services provided by the investment manager
and its affiliates and enhancements to such services over the past year were provided. In addition, the trustees received
periodic reports throughout the year and during the renewal
process relating to compliance with the Fund’s investment
policies and restrictions. During the renewal process, the
independent trustees considered the investment manager’s
methods of operation within the Franklin Templeton group
and its activities on behalf of other clients. The Board also reviewed and considered an annual report on payments
made by FT or the Fund to financial intermediaries, as
well as a memorandum relating to third-party servicing
arrangements, which included discussion of the changing
distribution landscape for the Fund.
The information obtained by the trustees during the
renewal process also included a special report prepared
by Broadridge Financial Solutions, Inc., an independent
third-party analyst that utilizes data from Lipper, Inc.
(“Lipper”), comparing the Fund’s investment performance
and expenses with those of other mutual funds deemed
comparable to the Fund as selected by Lipper (Broadridge
Section 15(c) Report). The trustees reviewed the Broadridge
Section 15(c) Report and its usefulness in the renewal
process with respect to matters such as comparative fees,
expenses, expense ratios, performance and volatility. They
concluded that the report continues to be a reliable resource in the performance of their duties.
In addition, the trustees received a Profitability Study
(Profitability Study) prepared by management discussing
the profitability to FT from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Over the past year, the Board and counsel to the independent trustees
continued to receive reports on management’s handling of
recent regulatory inquiries and pending legal actions against the investment manager and its affiliates. The independent
trustees were satisfied with the actions taken to date by
management in response to such regulatory and legal
matters.
The trustees reviewed the personnel, operations, financial
condition, and investment management capabilities,
methodologies and resources of the investment manager.
As part of this review, particular attention was given to
management’s diligent risk management program, including
continual monitoring and management of cybersecurity,
liquidity and counterparty credit risk, and attention given to derivatives and other complex instruments that are held and
expected to be held by the Fund and how such instruments
are used to carry out the Fund’s investment goal(s).
The Board also took into account, among other things,
management’s efforts in establishing a global credit facility

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for the benefit of the Fund and other accounts managed by
FT to provide a source of cash for temporary and emergency
purposes or to meet unusual redemption requests as well
as the strong financial position of the investment manager’s parent company and its commitment to the mutual fund
business. The Board noted management’s continuing
efforts and expenditures in establishing effective business
continuity plans and developing strategies to address areas
of heightened concern in the mutual fund industry, such as
cybersecurity in the current work-from-home environment
and liquidity risk management. The Board also recognized
management’s commitment to facilitating Board oversight
of particular areas, including derivatives and payments to
intermediaries, by enhanced reporting.
In addition to the above and other matters considered by
the trustees throughout the course of the year, the following discussion relates to certain primary factors relevant to the
Board’s decision. This discussion of the information and
factors considered by the Board (including the information
and factors discussed above) is not intended to be
exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors
considered, the Board did not, unless otherwise noted, find
it practicable to quantify or otherwise assign relative weights to the foregoing factors. In addition, individual trustees may have assigned different weights to various factors.
NATURE, EXTENT AND QUALITY OF SERVICES
The trustees reviewed the nature, extent and quality of the
services provided, and to be provided, by the investment
manager. The trustees cited the investment manager’s
ability to implement the Fund’s disciplined value investment approach and its long-term relationship with the Fund as
reasons that shareholders choose to invest, and remain
invested, in the Fund. The trustees reviewed the Fund’s
portfolio management team, including its performance,
staffing, skills and compensation program. With respect to
portfolio manager compensation, management assured
the trustees that the Fund’s long-term performance is a
significant component of incentive-based compensation
and noted that a portion of a portfolio manager’s incentive-
based compensation is paid in shares of pre- designated
funds from the portfolio manager’s fund management area.
The trustees noted that the portfolio manager compensation
program aligned the interests of the portfolio managers with that of shareholders of the Fund. The trustees discussed
with management various other products, portfolios and
entities that are advised by the investment manager and the
allocation of assets and expenses among and within them,
as well as their relative fees and reasons for differences with respect thereto and any potential conflicts. During regular
Board meetings and the aforementioned meetings of the
independent trustees, the trustees received reports and
presentations on the investment manager’s best execution
trading policies. The trustees considered periodic reports
provided to them showing that the investment manager
complied with the investment policies and restrictions of the
Fund as well as other reports periodically furnished to the
Board covering matters such as the compliance of portfolio
managers and other management personnel with the code
of ethics covering the investment management personnel,
the adherence to fair value pricing procedures established by the Board and the accuracy of net asset value calculations.
The Board noted the extent of the benefits provided to Fund
shareholders from being part of the Franklin Templeton
group of funds, including the right to exchange investments
between funds (same class) without a sales charge, the
ability to reinvest Fund dividends into other funds and the
right to combine holdings of other funds to obtain reduced
sales charges. The Board considered the investment
manager’s significant efforts in developing and implementing compliance procedures established in accordance with SEC
and other requirements.
The Board considered the nature, extent and quality of
the services to be provided under the Fund’s other service
agreements to determine that, on an overall basis, Fund
shareholders were well served. In this connection, the
Board also took into account transfer agent and shareholder
services provided to Fund shareholders by an affiliate of
the investment manager, and favorable periodic reports
on shareholder services conducted by independent third
parties. While such considerations directly affected the
trustees’ decision in renewing the Fund’s transfer agent and shareholder services agreement, the Board also considered
these commitments as incidental benefits to Fund
shareholders deriving from the investment management
relationship.
Based on their review, the trustees were satisfied with the
nature and quality of the overall services provided, and to be provided, by the investment manager and its affiliates to the
Fund and its shareholders and were confident in the abilities of the management team to continue the disciplined value
investment approach of the Fund and to provide quality
services to the Fund and its shareholders.
INVESTMENT PERFORMANCE
The trustees reviewed and placed significant emphasis
on the investment performance of the Fund over the one-,
three-, five- and 10-year periods ended December 31, 2021.
They considered the history of performance of the Fund
relative to various benchmarks. As part of their review, they

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inquired of management regarding benchmarks, style drift
and restrictions on permitted investments. Consideration was also given to performance in the context of available levels of cash during the periods.
The trustees had meetings during the year, including the
meetings referred to above held in connection with the
renewal process, with the Fund’s portfolio managers to
discuss performance and the management of the Fund.
In addition to the materials provided by management in
connection with the renewal process, the independent
trustees requested throughout the year (and received)
additional presentations from the investment manager
and senior management of FT regarding the performance
of the investment manager and the Fund. As part of
these presentations, the investment manager and senior
management of FT reviewed enhancements that have been
made, and are being made, to the investment manager’s
investment process.
Particular attention in assessing performance was given to
the Broadridge Section 15(c) Report. That report showed
the investment performance of the Fund (Class A shares) in
comparison to other funds determined comparable by Lipper.
The comparable funds to the Fund, as chosen by Lipper,
included all retail and institutional global multi-cap value funds. The Fund had total returns in the second-best
performing quintile for the one-year period ended December
31, 2021, and had annualized total returns for the three-year period in the second-lowest performing quintile, and had
total returns for the five-year period in the lowest performing quintile. The trustees noted that the Fund’s total return on an annualized basis for the 10-year period ended December
31, 2021 was also in the second-lowest performing
quintile. The trustees also compared Fund performance to
other industry benchmarks, including measures of risk-
adjusted performance of a fund, as part of their evaluation
of investment performance. The trustees discussed with
management the reasons for the relative underperformance
for the three-, five- and 10-year periods ended December 31,
2021. The Board was encouraged by improved performance
in 2021 and did not believe that any changes with respect to the Fund were warranted at the time, particularly since the
recent personnel changes had taken effect on November 2,
2020 and the continued enhancements to the investment
manager’s personnel and investment process. The Board
noted that it would continue to monitor future performance.
COMPARATIVE EXPENSES AND MANAGEMENT
PROFITABILITY
The trustees considered the cost of the services provided
and to be provided and the profits realized by the investment manager and its affiliates from their respective relationships with the Fund. As part of the renewal process, the trustees
explored with management the trends in expense ratios over
the past three fiscal years and the reasons for any increases in the Fund’s expense ratios (or components thereof). In
considering the appropriateness of the management fee and
other expenses charged to the Fund, the Board took into
account various factors including investment performance
and matters relating to Fund operations, including, but
not limited to, the quality and experience of its portfolio
managers and research staff. Consideration was also
given to a comparative analysis in the Broadridge Section
15(c) Report of the investment management fee and total
expense ratio of the Fund in comparison with those of a
group of other funds selected by Lipper as its appropriate
Lipper expense group. Lipper expense data is based upon
information taken from each fund’s most recent annual
report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed
the independent analysis conducted by Lipper to be an
appropriate measure of comparative expenses.
In reviewing comparative costs, emphasis was given to the
Fund’s contractual management fee in comparison with the
contractual management fee that would have been charged
by other funds within its Lipper expense group assuming
they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its
Lipper expense group. The Lipper contractual management
fee analysis includes administrative charges as being part of the management fee, and total expenses, for comparative
consistency, are shown by Lipper for Fund Class A shares.
The Fund’s contractual management fee rate was in the
most expensive quintile of its Lipper expense group and its
total expenses were in the second-most expensive quintile
of such group. The Board noted the continuation of a
voluntary one-year total expense cap on operating expenses
(e.g., excluding 12b-1 fees) of 100 basis points that was
implemented in 2021. The Board found such comparative
fees and expenses to be acceptable in view of factors
relating to the Fund’s operations, such as the quality and
experience of its portfolio managers.

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The trustees also reviewed the Profitability Study addressing profitability of Franklin Resources, Inc., from its overall
U.S. fund business, as well as profitability to the Fund’s
investment manager and its affiliates, from providing
investment management and other services to the Fund
during the 12-month period ended September 30, 2022,
the most recent fiscal year-end of Franklin Resources, Inc.
The trustees reviewed the basis on which such reports are
prepared and the cost allocation methodology utilized in
the Profitability Study, it being recognized that allocation methodologies may each be reasonable while producing
different results. In this respect, the Board noted that the reasonableness of the cost allocation methodologies was
reviewed by independent accountants on an every other
year basis.
The independent trustees met with management to discuss
the Profitability Study. This included, among other things,
a comparison of investment management income with
investment management expenses of the Fund; comparison
of underwriting revenues and expenses; the relative
relationship of investment management and underwriting
expenses; shareholder servicing profitability; economies
of scale; and the relative contribution of the Fund to the
profitability of the investment manager and its parent.
In discussing the Profitability Study with the Board, the
investment manager stated its belief that the costs incurred in establishing the infrastructure necessary to operate
the type of mutual fund operations conducted by it and its
affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability.
The Board also took into account management’s
expenditures in improving shareholder services provided to
the Fund, as well as the need to meet additional regulatory
and compliance requirements. The trustees also considered
the extent to which the investment manager may derive
ancillary benefits from Fund operations, including those
derived from economies of scale, discussed below, the
allocation of Fund brokerage and the use of commission
dollars to pay for research and other similar services.
Based upon their consideration of all these factors, the
trustees determined that the level of profits realized by the investment manager and its affiliates in providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.
ECONOMIES OF SCALE
The Board considered economies of scale realized by the
investment manager and its affiliates as the Fund grows
larger and the extent to which they are shared with Fund
shareholders, as for example, in the level of the investment management fee charged, in the quality and efficiency of
services rendered and in increased capital commitments
benefiting the Fund directly or indirectly. While recognizing that any precise determination is inherently subjective, the trustees noted that, based upon the Profitability Study, as
some funds increase in size, at some point economies of
scale may result in the investment manager realizing a larger profit margin on investment management services provided
to such a fund. The trustees also noted that benefits of
economies of scale will be shared with Fund shareholders
due to the decline in the effective investment management
fee rate as breakpoints are achieved by the Fund.
The trustees noted that breakpoints had been instituted as
part of the Fund’s investment management fee and that the
Board regularly evaluates whether additional breakpoints
are appropriate. The trustees assessed the savings to
shareholders resulting from such breakpoints and believed
they were, and continue to be, appropriate and they
agreed to continue to monitor the appropriateness of the
breakpoints. The trustees also considered the effects an
increase in assets under management would have on the
investment management fee and expense ratio of the Fund.
To the extent further economies of scale may be realized by
the investment manager and its affiliates, the Board believed the investment management fees provide a sharing of
benefits with the Fund and its shareholders.
Liquidity Risk Management Program
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)

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44
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Semiannual Report
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2022, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2021. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

477 S 08/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin Mutual Global Discovery Fund
Investment Manager Distributor Shareholder Services
Franklin Mutual Advisers, LLC Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301 - (Class
A, C, R & R6)
(800) 448-FUND - (Class
Z)

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Mutual
Quest Fund
A Series of Franklin Mutual Series Funds
June 30, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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Semiannual Report
1
SHAREHOLDER LETTER
Dear Franklin Mutual Quest Fund Shareholder:
The past six months were eventful and volatile. Several
themes carried over from the winter of 2021, but with
seemingly increased intensity. Mounting inflation, more
hawkish central banks, continuing supply chain difficulties
and renewed COVID-lockdowns remained a part of the
economic landscape, joined by new elements, like war.
Corporate earnings and other economic indicators generally
remained strong for much of the six months. However,
some elements such as consumer spending patterns and
corporate inventories started to show strain toward the end
of the period as inflationary pressures and concern over
the possibility of a recession took their toll on the general population, companies and investors.
Equity markets generally declined in the first half of 2022, pressured by high inflation, tightening monetary policy
and Russia’s invasion of Ukraine. Continued supply-chain
disruptions helped drive inflation in many countries to reach the highest levels in decades. In response, some of the
world’s central banks tightened monetary policy, including
the U.S. Federal Reserve, which made its first interest-rate hike in over three years in March, followed by incrementally larger increases in May and June. Rising rates can cool
economic growth and we think a recession may be on
the horizon. Some U.S. large-cap valuations reflect this
recession risk. Furthermore, many U.S. small-cap value
stocks are trading well below their 52-week highs, and
valuations of profitable small-cap value companies are
near 20-year lows relative to large-cap value stocks in an
attempt to take this risk into account. Higher interest rates also continue to work against long-duration growth stocks by increasing the discount of a company’s projected future cash flows. This downward pressure on technology and other
long-duration growth names is helping to support investor
interest in more defensive value stocks.
Even though the initial shock of Russia’s invasion of Ukraine has receded, the conflict continues to roil markets as Russia leverages its position as a prominent supplier of oil and
natural gas to much of Europe. As the period ended, many
European countries and companies were exploring alternate
ways to fulfill their need for energy. Aside from energy
shortages, other supply-chain disruptions compounded
through the end of the period. In addition to continued
struggles from ongoing pandemic-related shortages, the
resurgence of COVID-19 in China and resulting shutdowns
of manufacturing facilities and major ports in the country
inflamed an already delicate situation. During first-quarter earnings announcements, companies began to comment
on the effects of rising input costs on their margins. Though upwards of 80% of companies in the Standard & Poor’s
®
500 Index met or beat first-quarter earnings estimates, some declined to raise guidance, due in part to the unpredictability of the current cost environment.
Not all progress is evidenced by a steady march forward.
In the near-term, market activity will likely be influenced by developments around the Ukraine conflict, inflation concerns, supply chain constraints and changes to monetary and fiscal
support. We remain focused on identifying opportunities
to acquire stocks at attractive valuations based upon our
assessment of fundamental value, while taking advantage
of volatility. Our process of finding underappreciated and
misunderstood companies with identifiable catalysts to
unlock shareholder value may provide meaningful upside
potential and possible downside risk management during
turbulent periods. In addition, we continue to focus on
event-driven situations across equity and fixed income
with catalysts less correlated to the overall markets. While unnerving, volatility remains an inherent part of investing in risk assets, and the market historically rewards investors
who take an opportunistic long-term perspective.
On the following pages, the Fund's portfolio management
team reviews investment decisions made during the past six
months, considering the economic environment and other
factors. Please remember all securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton,
welcome your questions and comments, and look forward
to continuing to serve your investment needs in the years
ahead.
Sincerely,
Christian Correa, CFA
President and Chief Investment Officer
Franklin Mutual Advisers, LLC
This letter reflects our analysis and opinions as of June 30,
2022, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.

franklintempleton.com
Semiannual Report
2
Contents
Semiannual Report
Franklin Mutual Quest Fund 3
Performance Summary 7
Your Fund’s Expenses 9
Financial Highlights and Schedule of Investments 10
Financial Statements 24
Notes to Financial Statements 29
Shareholder Information 47
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
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Semiannual Report
SEMIANNUAL REPORT
Franklin Mutual Quest Fund
This semiannual report for Franklin Mutual Quest Fund
covers the period ended June 30, 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation, which may occasionally
be short term. The secondary goal is income. Under normal
market conditions, the Fund invests substantially (50% to
66%) to primarily (66% to 80%) in equity securities of U.S.
and foreign companies that we believe are available at
market prices less than their fundamental value. The equity
securities in which the Fund invests are primarily common
stock, with a current focus on mid- and large-cap companies.
To a lesser extent, the Fund also invests in merger arbitrage securities and the debt and equity of distressed companies.
The Fund may invest a substantial portion, potentially up to
100% of its assets, in foreign securities and participations in foreign government debt. The Geographic Composition
table on this page lists the leading countries where the Fund invests.
Performance Overview
The Fund’s Class Z shares posted a -7.88% cumulative
total return for the six months ended June 30, 2022. In
comparison, the Fund’s new primary benchmark, the
blended 70% MSCI World Value Index-NR (USD) + 30%
Bloomberg U.S. Corporate High Yield Bond Index (Blended
Benchmark), posted a -12.73% cumulative total return.
1
Also
for comparison, the Fund’s secondary and former primary
benchmark, the MSCI World Value Index-NR (USD), which
measures the performance of stocks exhibiting overall value
style characteristics in global developed markets, posted
a -12.16% cumulative total return.
2
Additionally, the Fund’s
third and former secondary benchmark, the Bloomberg
U.S. Corporate High Yield Bond Index, which measures the
performance of the U.S. dollar-denominated, high-yield,
fixed-rate corporate bond market, defined as the middle
or lower ratings of Moody’s, Standard & Poor’s and Fitch
(Ba1/BB+/BB+ or below), posted a -14.19% cumulative total
return.
2
You can find more of the Fund’s performance data in
the Performance Summary beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR (net of
tax withholding when dividends are paid), posted a -20.18%
total return for the six months ended June 30, 2022.
1
The
combination of resilient consumer demand and persistent
supply-chain disruptions during the six-month period
contributed to higher inflation in many countries that already experienced substantial inflation before the reporting period.
This inflationary pressure led many of the world’s central
banks to adopt less accommodative stances regarding
monetary policy. The Chinese government’s imposition of
new lockdowns to quell the spread of the Omicron variant
of COVID-19 pressured Asian and global emerging market
stocks. Russia’s invasion of Ukraine also increased investor uncertainty, as international sanctions on Russia constrained companies that do business with Russia and disrupted
global economic activity and commodity markets.
Geographic Composition
6/30/22
% of Total
Net Assets
United States 74.4%
United Kingdom 5.6%
Germany 3.3%
Netherlands 3.1%
Switzerland 3.0%
Israel 2.3%
France 1.2%
China 1.1%
Other 0.6%
Short-Term Investments & Other Net Assets 5.4%
1. Source: FactSet. The Blended Benchmark was calculated internally.
2. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
15
.

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In the U.S., gross domestic product (GDP) growth turned
negative in the first quarter of 2022 as high inflation,
supply constraints and record trade deficits weighed on the
economy. Rising prices precipitated a notable decline in
consumer confidence, despite high spending levels. In an
effort to control inflation, the U.S. Federal Reserve (Fed)
raised the federal funds target rate in March 2022 for the
first time since 2018. The Fed raised the federal funds
rate again at its subsequent two meetings, accelerating
the rate of increase each time to end the period at a range
of 1.50%–1.75%. The Fed noted in its June meeting that
inflation remained elevated, as job growth was robust and
the unemployment rate remained low. Furthermore, the
Fed said it would continue to reduce its bond holdings, and
anticipated instituting further interest rate increases at future meetings.
Economic growth in the eurozone maintained a slow rate
in the first quarter of 2022 as the war in Ukraine disrupted supply chains, sent commodity prices higher, and weakened
the economic outlook. The war in Ukraine contributed to
record high inflation across the eurozone as commodity
and oil prices soared. The European Central Bank indicated
it will raise interest rates in July, the first increase in more than a decade, to fight growing inflation. In this environment,
European developed market equities, as measured by the
MSCI Europe Index-NR, posted a -20.79% total return for
the six months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a -17.69% total return for the six-month period.
1
While
many Asian countries experienced improving economic
conditions, Japan’s GDP contracted in the first quarter of
2022 after having returned to growth in the fourth quarter
of 2021. Although China’s economy continued to grow,
it was pressured by coronavirus-related restrictions and
government measures to limit real estate speculation.
Unexpected regulatory changes by the Chinese government,
which negatively impacted education- and technology-
related businesses, and investor concerns about the
solvency of several large Chinese property developers
further pressured Chinese stocks.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a -17.63% total
return for the six months under review.
1
Following Russia’s
invasion of Ukraine, climbing food and energy prices
kindled inflationary pressures and raised concerns over the
possibility of government debt defaults in some countries.
Meanwhile, some countries, particularly in Latin America, as well as South Africa and Saudi Arabia, have benefited from
the rising commodity prices.
Investment Strategy
At Franklin Mutual Series, we are committed to our
distinctive value approach to investing, which we believe
can generate above-average risk-adjusted returns over
time for our shareholders. Our major investment strategy
is investing in undervalued stocks. When selecting
undervalued equities, we are attracted to what we believe
are fundamentally strong companies with healthy balance
sheets, high-quality assets, substantial free cash flow
and shareholder-oriented management teams and whose
stocks are trading at discounts to our assessment of the
companies’ intrinsic or business value. We also look for
asset-rich companies whose shares may be trading at
depressed levels due to concerns over short-term earnings
disappointments, litigation, management strategy or other
perceived negatives. This strict value approach is not only
intended to improve the likelihood of capital appreciation, but also reduces the risk of substantial declines, in our opinion.
While the vast majority of our undervalued equity and debt
investments are made in publicly traded companies globally,
we may invest occasionally in privately held companies as
well.
To a lesser extent, we complement this more traditional
investment strategy with two others. One is distressed
investing, a highly specialized field that has proven quite
profitable during certain periods over the years. Distressed investing is complex and can take many forms. The most
common distressed investment the Fund undertakes is the
purchase of financially troubled or bankrupt companies’ debt at a substantial discount to face value. After the financially distressed company is reorganized, often in bankruptcy
court, the old debt is typically replaced with new securities issued by the financially stronger company.
Top 10 Industries
6/30/22
% of Total
Net Assets
a
Insurance 13.2%
Pharmaceuticals 10.1%
Software 8.9%
Media 6.5%
Banks 5.7%
IT Services 4.8%
Entertainment 4.1%
Communications Equipment 3.9%
Diversified Telecommunication Services 3.8%
Specialty Retail 3.7%

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Semiannual Report
The other piece of our investment strategy is participating in arbitrage situations, another highly specialized field. When companies announce proposed mergers or takeovers,
commonly referred to as deals, the target company may
trade at a discount to the bid it ultimately accepts. One
form of arbitrage involves purchasing the target company’s
stock when it is trading below the value we believe it would receive in a deal. In keeping with our commitment to a
relatively conservative investment approach, we typically
focus our arbitrage efforts on announced deals, and avoid
rumored deals or other situations we consider relatively
risky. In addition, it is our practice to hedge the Fund’s
currency exposure when we deem it advantageous for our
shareholders.
Manager’s Discussion
During the six-month period, the Fund fared better than its
benchmarks, as stock selection in the financials, information technology, and consumer staples sectors contributed to
relative performance. Security selection in the health care, communication services and materials sectors curbed
relative returns. The Top 10 Industries table on page 4 lists the industries in which the Fund primarily invests, some of
which are within the sectors listed above.
Top positive contributors to performance during the six-
month period included British American Tobacco, Check
Point Software Technologies and Williams.
British American Tobacco buoyed relative returns during the
period, as stable growth businesses had a strong start to
the year. The company’s full-year financial results were also positive, and the company confirmed that losses in their non-
combustible products would improve in 2022. The company
also announced a stock buyback program. We believe the
shares remain undervalued, particularly as the losses in its next generation products are expected to continue to decline over time.
Check Point Software Technologies, an Israel-based
cybersecurity company, contributed to relative returns during the period following positive earnings updates. After several quarters of strong billings growth, Check Point posted
a pickup in sales growth in the quarter. Billings growth
continued to accelerate, which the company expects to be
sustainable in 2022, potentially leading to improved sales
over time. As the market comes to better appreciate the
faster growth at Check Point, we expect the shares to re-
rate.
Energy infrastructure company Williams was a significant
relative contributor, amid improving investor sentiment
toward the energy sector. Greater appreciation of both
continued growth prospects and the strong contribution
Williams’ assets can make to decarbonization also benefited
the company’s share price performance. Additionally,
Williams stands to benefit from an expected increase in
liquid natural gas exports from the U.S. as efforts to reduce
Europe’s reliance on Russian gas take hold. Williams
generates good free cash flow, financial results tend to
be stable, and it is our opinion the reinvestment opportunities have been underappreciated.
During the six-month period, investments that detracted from
Fund performance included Walt Disney, Bread Financial
Holdings and Bausch Health. Bausch Health is listed among
the Fund's largest positions in the Top 10 Holdings table on this page.
Shares of entertainment company Walt Disney detracted
from relative returns, as weaker subscriber numbers
from streaming rival Netflix (not a Fund holding) hindered
sentiment toward Disney and media stocks more broadly.
However, we believe the focus on the company’s streaming
business is overshadowing the strong recovery in the theme
parks business, which can drive value over the longer term.
Bread Financial (formerly Alliance Data Systems), a leading
provider of private label/co-branded credit card and loyalty solutions to retailers, detracted from relative performance
following mixed quarterly earnings and concerns about the
loss of a major credit card customer. Additionally, concerns regarding a potential downturn in the U.S. economy,
Top 10 Holdings
6/30/22
Company
Industry , Country
% of Total
Net Assets
a a
Sorenson Communications LLC 5.0%
Communications Equipment, United States
Bausch Health Cos., Inc. 3.8%
Pharmaceuticals, United States
Direct Line Insurance Group plc 3.1%
Insurance, United Kingdom
First Horizon Corp. 2.7%
Banks, United States
Hartford Financial Services Group, Inc. (The) 2.5%
Insurance, United States
Activision Blizzard, Inc. 2.5%
Entertainment, United States
Voya Financial, Inc. 2.4%
Diversified Financial Services, United States
American Airlines, Inc. 2.4%
Airlines, United States
Everest Re Group Ltd. 2.4%
Insurance, United States
Veritas US, Inc. / Veritas Bermuda Ltd. 2.4%
Software, United States

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Semiannual Report
which can lead to elevated credit losses, has hindered
the company’s share price. We expect Bread Financial to
continue to prune challenged accounts and acquire and
develop software platform capabilities. Additionally, we
believe the company should see tailwinds from a pickup
in loan growth, and additional customer and program
acquisitions.
Bausch Health detracted from relative performance, after a
group of shareholders filed a lawsuit against the company
to prevent it from spinning off its eyecare business. We
believe the case has little merit, as fraudulent conveyance
is generally difficult to win, and this case is particularly weak considering the spin has yet to occur and a post-spin default event is likely more than five years away.
During the period, the Fund held currency forwards and
futures, seeking to hedge a significant portion of the currency risk in the portfolio. The hedges had a positive overall impact on the Fund’s performance as the U.S. dollar rose against
most currencies during the period.
As fellow shareholders, although we found recent absolute
performance disappointing, the Fund performed better than
its benchmarks as we continued to pursue our strategy
of seeking undervalued stocks and focusing on special
situation investments, including distressed investments and
merger arbitrage. We remain committed to our disciplined,
value investment approach as we seek to generate
attractive, long-term, risk-adjusted returns for shareholders.
Thank you for your participation in Franklin Mutual
Quest Fund. We look forward to continuing to serve your
investment needs.
Keith Luh, CFA
Lead Portfolio Manager
Andrew Dinnhaupt, CFA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of June 30, 2022
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Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/22
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; For other share classes, visit franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
Z
6-Month -7.88% -7.88%
1-Year -5.78% -5.78%
5-Year +9.70% +1.87%
10-Year +72.77% +5.62%
A
3
6-Month -8.02% -13.09%
1-Year -5.99% -11.16%
5-Year +8.33% +0.46%
10-Year +68.26% +4.74%
See page 8 for Performance Summary footnotes.

Franklin Mutual Quest Fund
Performance Summary
8
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Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Value securities may not increase in price as anticipated or may decline further in value.
Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Because the Fund may invest its assets in companies in a specific region, including Europe, it is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Current political uncertainty concerning the economic consequences of the departure of the U.K. from the European Union may increase market volatility. Smaller-company stocks have exhibited greater price volatility than larger-company stocks, particularly over the short term. The Fund’s investments in companies engaged in mergers, reorganizations or liquidations also involve special risks as pending deals may not be completed on time or on favorable terms. The Fund may invest in lower-rated bonds, which entail higher credit risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of
Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
4
Share Class
Z 0.87%
A 1.12%

Your Fund’s Expenses
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Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/22
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
a
Net
Annualized
Expense
Ratio
2
Z $1,000 $921.20 $3.85 $1,020.78 $4.05 0.81%
A $1,000 $919.80 $5.04 $1,019.55 $5.30 1.06%
C $1,000 $916.00 $8.59 $1,015.83 $9.04 1.81%
R $1,000 $918.50 $6.24 $1,018.29 $6.56 1.31%
R6 $1,000 $921.10 $3.58 $1,021.07 $3.76 0.75%

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Quest Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class Z
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.46 $13.31 $14.06 $12.95 $15.83 $15.52
Income from investment operations
a
:
Net investment income
b
............. 0.24 0.23 0.40
c
0.45 0.48 0.58
Net realized and unrealized gains (losses) (1.38) 1.29 (0.66) 1.16 (1.58) 0.49
Total from investment operations ........ (1.14) 1.52 (0.26) 1.61 (1.10) 1.07
Less distributions from:
Net investment income .............. — (0.37) (0.49) (0.50) (0.58) (0.63)
Net realized gains ................. — — — — (1.20) (0.13)
Total distributions ................... — (0.37) (0.49) (0.50) (1.78) (1.78)
Net asset value, end of period .......... $13.32 $14.46 $13.31 $14.06 $12.95 $15.83
Total return
d
....................... (7.88)% 11.51% (1.83)% 12.40% (6.85)% 6.92%
Ratios to average net assets
e
Expenses
f,g
........................ 0.81%
h
0.87%
h
0.81%
h
0.78% 0.78% 0.79%
Expenses - incurred in connection with
securities sold short ................. 0.01% 0.06% 0.02% 0.02% —%
i
—%
Net investment income ............... 3.30% 1.59% 3.22%
c
3.22% 2.96% 3.65%
Supplemental data
Net assets, end of period (000’s) ........ $2,120,460 $2,397,948 $2,472,118 $3,042,387 $3,054,792 $3,667,351
Portfolio turnover rate ................ 64.97% 66.95% 52.07% 60.96% 115.52% 32.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.11 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.32%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.22 $13.09 $13.84 $12.75 $15.60 $15.32
Income from investment operations
a
:
Net investment income
b
............. 0.22 0.19 0.37
c
0.41 0.43 0.53
Net realized and unrealized gains (losses) (1.36) 1.28 (0.67) 1.14 (1.54) 0.46
Total from investment operations ........ (1.14) 1.47 (0.30) 1.55 (1.11) 0.99
Less distributions from:
Net investment income .............. — (0.34) (0.45) (0.46) (0.54) (0.58)
Net realized gains ................. — — — — (1.20) (0.13)
Total distributions ................... — (0.34) (0.45) (0.46) (1.74) (0.71)
Net asset value, end of period .......... $13.08 $14.22 $13.09 $13.84 $12.75 $15.60
Total return
d
....................... (8.02)% 11.26% (2.12)% 12.14% (7.00)% 6.54%
Ratios to average net assets
e
Expenses
f,g
........................ 1.06%
h
1.12%
h
1.06%
h
1.03% 1.03% 1.04%
Expenses - incurred in connection with
securities sold short ................. 0.01% 0.06% 0.02% 0.02% —%
i
—%
Net investment income ............... 3.05% 1.34% 2.98%
c
2.97% 2.71% 3.40%
Supplemental data
Net assets, end of period (000’s) ........ $645,257 $723,791 $760,173 $1,035,699 $1,067,382 $1,153,870
Portfolio turnover rate ................ 64.97% 66.95% 52.07% 60.96% 115.52% 32.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.11 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.08%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.17 $13.01 $13.73 $12.64 $15.35 $15.06
Income from investment operations
a
:
Net investment income
b
............. 0.16 0.08 0.27
c
0.30 0.29 0.41
Net realized and unrealized gains (losses) (1.35) 1.27 (0.66) 1.12 (1.49) 0.47
Total from investment operations ........ (1.19) 1.35 (0.39) 1.42 (1.20) 0.88
Less distributions from:
Net investment income .............. — (0.19) (0.33) (0.33) (0.31) (0.46)
Net realized gains ................. — — — — (1.20) (0.13)
Total distributions ................... — (0.19) (0.33) (0.33) (1.51) (0.59)
Net asset value, end of period .......... $12.98 $14.17 $13.01 $13.73 $12.64 $15.35
Total return
d
....................... (8.40)% 10.42% (2.83)% 11.26% (7.77)% 5.89%
Ratios to average net assets
e
Expenses
f,g
........................ 1.81%
h
1.87%
h
1.81%
h
1.78% 1.78% 1.79%
Expenses - incurred in connection with
securities sold short ................. 0.01% 0.06% 0.02% 0.02% —%
i
—%
Net investment income ............... 2.27% 0.55% 2.24%
c
2.22% 1.96% 2.65%
Supplemental data
Net assets, end of period (000’s) ........ $37,313 $44,228 $65,715 $112,751 $141,619 $309,160
Portfolio turnover rate ................ 64.97% 66.95% 52.07% 60.96% 115.52% 32.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.11 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.34%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.98 $12.87 $13.61 $12.54 $15.40 $15.14
Income from investment operations
a
:
Net investment income
b
............. 0.23 0.15 0.33
c
0.37 0.39 0.50
Net realized and unrealized gains (losses) (1.37) 1.27 (0.66) 1.12 (1.53) 0.46
Total from investment operations ........ (1.14) 1.42 (0.33) 1.49 (1.14) 0.96
Less distributions from:
Net investment income .............. — (0.31) (0.41) (0.42) (0.52) (0.57)
Net realized gains ................. — — — — (1.20) (0.13)
Total distributions ................... — (0.31) (0.41) (0.42) (1.72) (0.70)
Net asset value, end of period .......... $12.84 $13.98 $12.87 $13.61 $12.54 $15.40
Total return
d
....................... (8.15)% 11.05% (2.38)% 11.88% (7.31)% 6.38%
Ratios to average net assets
e
Expenses
f , g
........................ 1.31%
h
1.37%
h
1.31%
h
1.28% 1.28% 1.29%
Expenses - incurred in connection with
securities sold short ................. 0.01% 0.06% 0.02% 0.02% —%
i
—%
Net investment income ............... 3.37% 1.10% 2.72%
c
2.72% 2.46% 3.15%
Supplemental data
Net assets, end of period (000’s) ........ $5,033 $2,643 $2,495 $3,415 $2,929 $1,774
Portfolio turnover rate ................ 64.97% 66.95% 52.07% 60.96% 115.52% 32.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.11 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.82%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.45 $13.29 $14.05 $12.94 $15.81 $15.51
Income from investment operations
a
:
Net investment income
b
............. 0.24 0.23 0.41
c
0.46 0.49 0.64
Net realized and unrealized gains (losses) (1.38) 1.31 (0.68) 1.15 (1.57) 0.43
Total from investment operations ........ (1.14) 1.54 (0.27) 1.61 (1.08) 1.07
Less distributions from:
Net investment income .............. — (0.38) (0.49) (0.50) (0.59) (0.64)
Net realized gains ................. — — — — (1.20) (0.13)
Total distributions ................... — (0.38) (0.49) (0.50) (1.79) (0.77)
Net asset value, end of period .......... $13.31 $14.45 $13.29 $14.05 $12.94 $15.81
Total return
d
....................... (7.89)% 11.67% (1.79)% 12.40% (6.73)% 6.94%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.80% 0.87% 0.79% 0.74% 0.74% 0.72%
Expenses net of waiver and payments by
affiliates
f,g
......................... 0.75% 0.82% 0.75% 0.72% 0.72% 0.72%
Expenses - incurred in connection with
securities sold short ................. 0.01% 0.06% 0.02% 0.02% —%
h
—%
Net investment income ............... 3.3 5% 1.63% 3.28%
c
3.28% 3.02% 3.72%
Supplemental data
Net assets, end of period (000’s) ........ $34,539 $39,292 $47,970 $107,723 $116,012 $123,863
Portfolio turnover rate ................ 64.97% 66.95% 52.07% 60.96% 115.52% 32.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.11 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.38%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), June 30, 2022
Franklin Mutual Quest Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a a
Country Shares
a
Value
a a a a a a
Common Stocks 64.0%
Aerospace & Defense 0.1%
Huntington Ingalls Industries, Inc. ......................... United States 18,107 $ 3,944,067
Airlines 0.3%
a
Spirit Airlines, Inc. ..................................... United States 373,378 8,901,331
Auto Components 0.0%
†
a,b,c
International Automotive Components Group Brazil LLC ........ Brazil 2,548,299 59,916
Automobiles 1.0%
a
General Motors Co. .................................... United States 864,609 27,459,982
Banks 5.7%
BNP Paribas SA ...................................... France 326,464 15,614,672
CaixaBank SA ........................................ Spain 2,969,210 10,397,836
First Horizon Corp. .................................... United States 3,549,662 77,595,611
ING Groep NV ....................................... Netherlands 2,511,576 24,741,876
JPMorgan Chase & Co. ................................. United States 65,236 7,346,226
Wells Fargo & Co. ..................................... United States 647,768 25,373,072
161,069,293
Beverages 0.6%
Heineken NV ........................................ Netherlands 199,876 18,192,172
Chemicals 2.0%
Avient Corp. ......................................... United States 176,826 7,087,186
BASF SE ........................................... Germany 385,622 16,871,023
d
Covestro AG, 144A, Reg S .............................. Germany 927,846 32,239,906
56,198,115
Commercial Services & Supplies 0.4%
a
Stericycle, Inc. ....................................... United States 277,880 12,185,038
Communications Equipment 0.8%
a,b,c,e
Sorenson Communications LLC, Membership Interests ......... United States 224,279 —
a,b,c,e
Sorenson Communications LLC, Membership Interests, B ....... United States 106,532 21,839,158
21,839,158
Diversified Financial Services 2.9%
M&G plc ............................................ United Kingdom 6,099,665 14,458,225
Voya Financial, Inc. .................................... United States 1,158,535 68,967,589
83,425,814
Diversified Telecommunication Services 1.5%
Deutsche Telekom AG .................................. Germany 1,011,540 20,117,821
a,b,c
Windstream Holdings, Inc. ............................... United States 1,623,438 23,301,258
43,419,079
Electrical Equipment 0.2%
Sensata Technologies Holding plc ......................... United States 162,322 6,705,522
Electronic Equipment, Instruments & Components 0.6%
a
Flex Ltd. ............................................ United States 1,215,930 17,594,507
Entertainment 4.1%
Activision Blizzard, Inc. ................................. United States 925,008 72,021,123
a,f
Walt Disney Co. (The) .................................. United States 459,146 43,343,382
115,364,505
Equity Real Estate Investment Trusts (REITs) 1.6%
Uniti Group, Inc. ...................................... United States 725,141 6,830,828

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Equity Real Estate Investment Trusts (REITs) (continued)
Vornado Realty Trust ................................... United States 1,355,788 $ 38,761,979
45,592,807
Food Products 0.6%
Danone SA .......................................... France 315,209 17,651,551
Health Care Equipment & Supplies 2.2%
a
Bausch + Lomb Corp. .................................. United States 467,514 7,124,913
Medtronic plc ........................................ United States 612,953 55,012,532
62,137,445
Health Care Providers & Services 0.5%
Humana, Inc. ........................................ United States 27,722 12,975,837
Household Durables 1.0%
DR Horton, Inc. ....................................... United States 411,240 27,219,976
Household Products 0.6%
Reckitt Benckiser Group plc ............................. United Kingdom 242,439 18,231,389
Insurance 13.5%
ASR Nederland NV .................................... Netherlands 338,826 13,659,788
China Pacific Insurance Group Co. Ltd., H ................... China 13,018,000 31,972,101
Conduit Holdings Ltd. .................................. United States 3,154,832 12,964,341
Direct Line Insurance Group plc .......................... United Kingdom 28,884,875 88,645,800
Everest Re Group Ltd. ................................. United States 240,552 67,421,915
f
Hartford Financial Services Group, Inc. (The) ................ United States 1,107,649 72,473,474
NN Group NV ........................................ Netherlands 700,593 31,730,363
Willis Towers Watson plc ................................ United States 336,753 66,471,675
385,339,457
Internet & Direct Marketing Retail 0.4%
eBay, Inc. ........................................... United States 290,949 12,123,845
IT Services 4.6%
Bread Financial Holdings, Inc. ............................ United States 715,128 26,502,644
f
Cognizant Technology Solutions Corp., A .................... United States 480,349 32,418,754
a
Fiserv, Inc. .......................................... United States 410,535 36,525,299
Global Payments, Inc. .................................. United States 319,603 35,360,876
130,807,573
Media 3.9%
a
Charter Communications, Inc., A .......................... United States 119,313 55,901,720
a
Clear Channel Outdoor Holdings, Inc. ...................... United States 6,982,002 7,470,742
Comcast Corp., A ..................................... United States 1,178,146 46,230,449
a
Loyalty Ventures, Inc. .................................. United States 329,767 1,177,268
a,b,c
Tenerity , Inc. ......................................... United States 1 25
110,780,204
Oil, Gas & Consumable Fuels 1.4%
BP plc .............................................. United Kingdom 4,939,342 23,188,844
Williams Cos., Inc. (The) ................................ United States 516,337 16,114,878
39,303,722
Pharmaceuticals 4.7%
a
Bausch Health Cos., Inc. ................................ United States 2,264,101 18,927,884
a
Elanco Animal Health, Inc. ............................... United States 2,187,400 42,938,662
f
Eli Lilly & Co. ........................................ United States 24,835 8,052,252
GSK plc ............................................ United States 159,096 3,428,210

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
Merck & Co., Inc. ..................................... United States 44,589 $ 4,065,179
Novartis AG, ADR ..................................... Switzerland 665,013 56,213,549
133,625,736
Professional Services 1.4%
KBR, Inc. ........................................... United States 154,979 7,499,434
Nielsen Holdings plc ................................... United States 1,452,324 33,722,963
41,222,397
Real Estate Management & Development 0.3%
Savills plc ........................................... United Kingdom 598,673 7,380,536
Semiconductors & Semiconductor Equipment 1.0%
a
Renesas Electronics Corp. .............................. Japan 253,673 2,295,155
a
Tower Semiconductor Ltd. ............................... Israel 548,667 25,337,442
27,632,597
Software 2.8%
d
Avast plc, 144A, Reg S ................................. United States 224,630 1,413,463
a
Check Point Software Technologies Ltd. .................... Israel 337,083 41,049,968
NortonLifeLock , Inc. ................................... United States 419,896 9,220,916
Oracle Corp. ......................................... United States 382,393 26,717,799
78,402,146
Specialty Retail 1.4%
a
Dufry AG ............................................ Switzerland 855,752 27,773,504
a
ODP Corp. (The) ...................................... United States 368,034 11,129,348
a,b,c,e
Wayne Services Legacy, Inc. ............................. United States 7,104 —
38,902,852
Technology Hardware, Storage & Peripherals 0.4%
a,f
Western Digital Corp. .................................. United States 239,743 10,747,679
Tobacco 0.5%
Altria Group, Inc. ...................................... United States 158,741 6,630,611
British American Tobacco plc ............................. United Kingdom 173,769 7,447,258
14,077,869
Wireless Telecommunication Services 1.0%
a
Intelsat SA .......................................... Luxembourg 106,029 2,995,319
a
T-Mobile US, Inc. ..................................... United States 195,391 26,287,905
29,283,224
Total Common Stocks (Cost $1,936,482,706) ....................................
1,819,797,341
Preferred Stocks 1.0%
Automobiles 0.9%
g
Volkswagen AG, 5.88% ................................. Germany 189,473 25,509,378
Oil, Gas & Consumable Fuels 0.1%
NGL Energy Partners LP, 9%, B .......................... United States 298,684 3,906,787
Total Preferred Stocks (Cost $32,259,581) ......................................
29,416,165

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
a a
Country Rights
a
Value
a a a a a a
Rights 0.0%
Diversified Telecommunication Services 0.0%
a,b,c
Intelsat Jackson Holdings SA, 12/05/25 ..................... Luxembourg 128,313 $ —
Total Rights (Cost $–) ........................................................
—
Warrants
Warrants 0.1%
Diversified Telecommunication Services 0.1%
a,b,c
Windstream Holdings, Inc., 9/21/55 ........................ United States 91,545 1,313,948
Media 0.0%
†
a
Lee Enterprises, Inc., 12/31/22 ........................... United States 1,110,000 5,141
a,b,c
Tenerity , Inc., 4/10/24 .................................. United States 48,380 252,576
257,717
Software 0.0%
†
a
Avaya Holdings Corp., 12/15/22 .......................... United States 235,873 12,383
Wireless Telecommunication Services 0.0%
†
a
Intelsat Emergence SA, 2/17/27 .......................... Luxembourg 323,376 1,066,864
1,066,864
Total Warrants (Cost $10,979,677) .............................................
2,650,912
Units
Private Limited Partnership Funds 0.4%
Hotels, Restaurants & Leisure 0.4%
a
Cedar Fair LP ........................................ United States 251,444 11,040,906
Total Private Limited Partnership Funds (Cost $12,876,646) ......................
11,040,906
Principal
Amount
*
Corporate Bonds 22.5%
Airlines 2.4%
d
American Airlines, Inc. , Senior Secured Note , 144A, 11.75% , 7/15/25 United States 65,260,000 67,760,763
Commercial Services & Supplies 1.1%
d
Nielsen Finance LLC / Nielsen Finance Co. , Senior Bond , 144A,
4.75% , 7/15/31 ..................................... United States 35,000,000 31,532,104
Diversified Telecommunication Services 2.2%
d
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
144A, 4.25% , 2/01/31 ................................. United States 10,000,000 8,177,750
Frontier Communications Holdings LLC , Secured Note , 5.875% ,
11/01/29 .......................................... United States 34,628,717 26,703,589
d
Windstream Escrow LLC / Windstream Escrow Finance Corp. ,
Senior Secured Note , 144A, 7.75% , 8/15/28 ................ United States 35,000,000 28,271,950
63,153,289
Health Care Providers & Services 0.1%
d
Envision Healthcare Corp. , Senior Note , 144A, 8.75% , 10/15/26 .. United States 10,000,000 2,936,350
Hotels, Restaurants & Leisure 0.6%
Cedar Fair LP , Senior Note , 5.25% , 7/15/29 ..................
United States 20,000,000 17,665,875
Interactive Media & Services 0.3%
d
Twitter, Inc. , Senior Note , 144A, 5% , 3/01/30 ................. United States 8,000,000 7,602,960

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
IT Services 0.2%
d
Bread Financial Holdings, Inc. , Senior Note , 144A, 7% , 1/15/26 ... United States 6,500,000 $ 6,254,430
Media 1.6%
d
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 31,000,000 22,634,495
Senior Note, 144A, 7.5%, 6/01/29 ....................... United States 19,000,000 13,718,570
DISH DBS Corp. , Senior Note , 5% , 3/15/23 ..................
United States 10,000,000 9,540,800
45,893,865
Multiline Retail 1.1%
d
Macy's Retail Holdings LLC ,
Senior Bond, 144A, 6.125%, 3/15/32 ..................... United States 22,500,000 18,836,325
Senior Note, 144A, 5.875%, 3/15/30 ..................... United States 12,500,000 10,509,996
29,346,321
Oil, Gas & Consumable Fuels 1.8%
d
Citgo Holding, Inc. , Senior Secured Note , 144A, 9.25% , 8/01/24 .. United States 16,029,000 15,537,230
NGL Energy Partners LP / NGL Energy Finance Corp. , Senior Note ,
7.5% , 11/01/23 ...................................... United States 38,006,000 34,448,639
49,985,869
Pharmaceuticals 5.4%
d
Bausch Health Americas, Inc. ,
Senior Note, 144A, 9.25%, 4/01/26 ...................... United States 55,459,000 39,805,974
Senior Note, 144A, 8.5%, 1/31/27 ....................... United States 35,481,000 24,966,206
d
Bausch Health Cos., Inc. ,
Senior Bond, 144A, 7.25%, 5/30/29 ...................... United States 80,000,000 43,523,600
Senior Note, 144A, 9%, 12/15/25 ....................... United States 17,107,000 12,686,209
Senior Secured Note, 144A, 6.125%, 2/01/27 .............. United States 30,000,000 25,553,850
Senior Secured Note, 144A, 4.875%, 6/01/28 .............. United States 10,000,000 7,846,200
154,382,039
Software 3.4%
d
Central Parent, Inc. / Central Merger Sub, Inc. , Senior Secured Note ,
144A, 7.25% , 6/15/29 ................................. United States 20,000,000 19,278,900
Citrix Systems, Inc. , Senior Bond , 4.5% , 12/01/27 .............
United States 10,000,000 9,902,386
d
Veritas US, Inc. / Veritas Bermuda Ltd. , Senior Secured Note , 144A,
7.5% , 9/01/25 ...................................... United States 89,501,000 67,340,552
96,521,838
Specialty Retail 2.3%
d
Staples, Inc. ,
Senior Note, 144A, 10.75%, 4/15/27 ..................... United States 79,226,000 52,504,258
Senior Secured Note, 144A, 7.5%, 4/15/26 ................ United States 16,581,000 13,793,734
66,297,992
Total Corporate Bonds (Cost $771,716,641) .....................................
639,333,695
h
Senior Floating Rate Interests 7.9%
Communications Equipment 4.2%
b,c,e,i
Sorenson Communications LLC ,
Term Loan, A, PIK, 10%, 3/01/30 ........................ United States 23,563,302 23,563,302
Term Loan, B, PIK, 8%, 3/01/30 ......................... United States 96,452,822 96,452,822
120,016,124
a a a a a a

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
a a
Country
Principal
Amount
*
a
Value
a a a a a
h
Senior Floating Rate Interests
(continued)
Media 1.0%
j,k
Loyalty Ventures, Inc. , Term Loan, B , 6.166% , ( 1-month USD LIBOR
+ 4.5% ), 11/03/27 .................................... United States 36,488,375 $ 29,072,113
k
Software 2.7%
Banff Guarantor, Inc. , Second Lien, Initial Term Loan , 7.166% ,
( 1-month USD LIBOR + 5.5% ), 2/27/26 ................... United States 7,871,500 7,423,848
Boxer Parent Co., Inc. , 2021 Replacement Dollar Term Loan ,
5.416% , ( 1-month USD LIBOR + 3.75% ), 10/02/25 ........... United States 7,435,079 6,945,628
Quest Software US Holdings, Inc. , Second Lien, Initial CME Term
Loan , 8.724% , ( 3-month SOFR + 7.5% ), 2/01/30 ............ United States 46,841,437 42,245,121
Veritas US, Inc. , 2021 Dollar Term Loan, B , 7.25% , ( 3-month USD
LIBOR + 5% ), 9/01/25 ................................ United States 22,463,193 18,550,778
75,165,375
a a a a a a
Total Senior Floating Rate Interests (Cost $233,708,164) .........................
224,253,612
Asset-Backed Securities 0.1%
Airlines 0.1%
American Airlines Pass-Through Trust , 2013-2 , A , 4.95% , 1/15/23 . .
United States 2,386,606 2,343,515
Total Asset-Backed Securities (Cost $2,350,807) ................................
2,343,515
Shares
a
Companies in Liquidation 0.0%
a,b,l
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C., Contingent
Distribution ........................................ Netherlands 159,828 —
a,b,l
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 7,443,000 —
Total Companies in Liquidation (Cost $–) ......................................
—
Total Long Term Investments (Cost $3,000,374,222) .............................
2,728,836,146
a
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.0%
†
Calls - Exchange-Traded
Equity Options
Bausch Health Cos., Inc., October Strike Price $25.00, Expires
10/21/22 .......................................... 2,500 2,090,000 5,000
Total Options Purchased (Cost $333,701) ......................................
5,000
Short Term Investments 1.8%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.8%
m
FHLB, 7/01/22 ....................................... United States 31,300,000 31,300,000
f,m
U.S. Treasury Bills ,
7/12/22 ........................................... United States 10,000,000 9,997,082

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities
(continued)
f,m
U.S. Treasury Bills, (continued)
12/01/22 .......................................... United States 10,000,000 $ 9,906,553
19,903,635
Total U.S. Government and Agency Securities (Cost $51,230,497) .................
51,203,635
Total Short Term Investments (Cost $51,230,497 ) ................................
51,203,635
a
Total Investments (Cost $3,051,938,420) 97.8% ..................................
$2,780,044,781
Options Written (0.3)% .......................................................
(7,642,465)
Securities Sold Short (1.4)% ..................................................
(40,259,021)
Other Assets, less Liabilities 3.9% .............................................
110,458,526
Net Assets 100.0% ...........................................................
$2,842,601,821
Number of
Contracts
Notional
Amount
#
n
Options Written (0.3)%
Puts - Exchange-Traded
Equity Options
Bausch Health Cos., Inc., July Strike Price $14.00, Expires 7/15/22 1,601 1,338,436 (912,570)
Bausch Health Cos., Inc., July Strike Price $22.00, Expires 7/15/22 3,531 2,951,916 (4,819,815)
Walt Disney Co. (The), July Strike Price $120.00, Expires 7/15/22 . 752 7,098,880 (1,910,080)
(7,642,465)
Total Options Written (Premiums received $1,768,938) ...........................
$ (7,642,465)
Country Shares
o
Securities Sold Short (1.4)%
Common Stocks (1.4)%
Communications Equipment (1.1)%
Plantronics, Inc. ...................................... United States 825,925 (32,772,704)
Insurance (0.3)%
Aon plc, A ........................................... United States 27,760 (7,486,317)
Total Common Stocks (Proceeds $39,156,689) ..................................
(40,259,021)
Total Securities Sold Short (Proceeds $39,156,689) ..............................
$(40,259,021)

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
At June 30, 2022, the Fund had the following futures contracts outstanding. See Note 1(d).
At June 30, 2022, the Fund had the following forward exchange contracts outstanding. See Note 1 ( d ).
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 15 regarding fair value measurements.
c
See Note 11 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2022, the aggregate value of these securities was $574,725,775, representing 20.2% of net assets.
e
See Note 13 regarding holdings of 5% voting securities.
f
A portion or all of the security has been segregated as collateral for securities sold short and open written options contracts. At June 30, 2022, the aggregate value of these securities pledged amounted to $69,838,463, representing 2.5% of net assets.
g
Variable rate security. The rate shown represents the yield at period end.
h
See Note 1(g) regarding senior floating rate interests.
i
Income may be received in additional securities and/or cash.
j
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
k
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
l
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
m
The security was issued on a discount basis with no stated coupon rate.
n
See Note 1(d) regarding written options.
o
See Note 1(e) regarding securities sold short.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 143 $ 18,836,675 9/19/22 $ 414,765
Foreign Exchange GBP/USD ................... Short 279 21,272,006 9/19/22 541,617
Total Futures Contracts ...................................................................... $956,382
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BOFA Buy 9,774,823 10,393,227 7/25/22 $ 3,197 $ (139,475)
Euro ............. BOFA Sell 1,976,755 2,217,385 7/25/22 143,130 —
Euro ............. HSBK Sell 18,636,748 21,265,834 7/25/22 1,709,860 —
Euro ............. SSBT Buy 12,354,749 13,059,107 7/25/22 4,852 (99,834)
Euro ............. SSBT Sell 6,131,549 6,991,509 7/25/22 557,532 —
Euro ............. UBSW Buy 23,945,642 25,391,461 7/25/22 — (264,742)
Euro ............. UBSW Sell 19,330,162 22,040,889 7/25/22 1,757,300 —
Euro ............. BOFA Buy 10,365,361 11,110,016 8/08/22 — (222,549)
Euro ............. BOFA Sell 6,503,121 7,159,182 8/08/22 328,498 —
Euro ............. HSBK Buy 14,032,351 15,019,713 8/08/22 — (280,548)
Euro ............. HSBK Sell 18,614,401 20,669,445 8/08/22 1,117,431 —

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
23
See Note 12 regarding other derivative information.
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. SSBT Buy 9,377,270 10,051,505 8/08/22 $ — $ (201,899)
Euro ............. SSBT Sell 11,866,875 13,556,352 8/08/22 1,091,739 —
Euro ............. UBSW Buy 17,200,938 18,449,036 8/08/22 — (381,682)
Euro ............. UBSW Sell 13,991,524 15,907,183 8/08/22 1,210,901 —
British Pound ...... BOFA Buy 69,172,187 87,046,199 8/15/22 — (2,791,289)
British Pound ...... BOFA Sell 77,714,575 101,398,869 8/15/22 6,738,943 —
British Pound ...... HSBK Buy 2,800,740 3,463,991 8/15/22 — (52,562)
British Pound ...... HSBK Sell 77,714,574 101,414,021 8/15/22 6,754,097 —
British Pound ...... SSBT Buy 20,764,703 25,589,942 8/15/22 — (297,579)
British Pound ...... UBSW Buy 31,604,816 39,401,070 8/15/22 — (904,952)
Euro ............. BOFA Buy 15,570,374 16,753,551 10/12/22 2,379 (317,815)
Euro ............. BOFA Sell 31,789,301 34,732,991 10/12/22 1,172,057 —
Euro ............. HSBK Buy 2,382,447 2,523,899 10/12/22 1,766 (10,443)
Euro ............. SSBT Sell 31,789,301 34,742,527 10/12/22 1,181,594 —
Euro ............. UBSW Buy 13,598,840 14,659,060 10/12/22 — (302,349)
Total Forward Exchange Contracts ................................................... $23,775,276 $(6,267,718)
Net unrealized appreciation (depreciation) ............................................ $17,507,558
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 46 .

Franklin Mutual Series Funds
Financial Statements
Statement of Assets and Liabilities
June 30, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
24
Franklin Mutual
Quest Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,931,922,296
Cost - Non-controlled affiliates (Note 3 f and 13 ) ................................................... 120,016,124
Value - Unaffiliated issuers .................................................................. $2,638,189,499
Value - Non-controlled affiliates (Note 3 f and 13 ) .................................................. 141,855,282
Cash .................................................................................... 62,950,327
Receivables:
Investment securities sold ................................................................... 12,945,742
Capital shares sold ........................................................................ 647,685
Dividends and interest ..................................................................... 24,725,292
European Union tax reclaims (Note 1 h ) ......................................................... 278,106
Deposits with brokers for:
Securities sold short ..................................................................... 41,158,501
Futures contracts ........................................................................ 919,735
Unrealized appreciation on OTC forward exchange contracts .......................................... 23,775,276
Other assets .............................................................................. 291,762
Total assets .......................................................................... 2,947,737,207
Liabilities:
Payables:
Investment securities purchased .............................................................. 43,351,492
Capital shares redeemed ................................................................... 1,352,236
Management fees ......................................................................... 1,650,419
Distribution fees .......................................................................... 173,124
Transfer agent fees ........................................................................ 384,739
Trustees' fees and expenses ................................................................. 477,808
Variation margin on futures contracts ........................................................... 175,994
Deposits from brokers for:
OTC derivative contracts .................................................................. 2,340,000
Securities sold short, at value (proceeds $39,156,689) ............................................... 40,259,021
Options written, at value (premiums received $1,768,938) ............................................ 7,642,465
Unrealized depreciation on OTC forward exchange contracts .......................................... 6,267,718
Accrued expenses and other liabilities ........................................................... 1,060,370
Total liabilities ......................................................................... 105,135,386
Net assets, at value ................................................................. $2,842,601,821
Net assets consist of:
Paid-in capital ............................................................................. $3,377,721,346
Total distributable earnings (losses) ............................................................. (535,119,525)
Net assets, at value ................................................................. $2,842,601,821

Franklin Mutual Series Funds
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
25
Franklin Mutual
Quest Fund
Class Z:
Net assets, at value ....................................................................... $2,120,460,322
Shares outstanding ........................................................................ 159,177,221
Net asset value and maximum offering price per share ............................................. $13.32
Class A:
Net assets, at value ....................................................................... $645,256,875
Shares outstanding ........................................................................ 49,320,643
Net asset value per share
a
.................................................................. $13.08
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $13.84
Class C:
Net assets, at value ....................................................................... $37,313,267
Shares outstanding ........................................................................ 2,873,631
Net asset value and maximum offering price per share
a
............................................. $12.98
Class R:
Net assets, at value ....................................................................... $5,032,517
Shares outstanding ........................................................................ 391,938
Net asset value and maximum offering price per share ............................................. $12.84
Class R6:
Net assets, at value ....................................................................... $34,538,840
Shares outstanding ........................................................................ 2,595,058
Net asset value and maximum offering price per share ............................................. $13.31
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Mutual Series Funds
Financial Statements
Statement of Operations
for the six months ended June 30, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
26
Franklin Mutual
Quest Fund
Investment income:
Dividends: (net of foreign taxes of $2,724,804)
Unaffiliated issuers ........................................................................ $40,562,799
Interest:
Unaffiliated issuers ........................................................................ 22,340,770
Non-controlled affiliates (Note 3 f and 13 ) ........................................................ 2,493,346
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 17,576
Non-controlled affiliates (Note 3 f ) ............................................................. 432
Total investment income ................................................................... 65,414,923
Expenses:
Management fees (Note 3 a ) ................................................................... 10,737,864
Distribution fees: (Note 3c )
    Class A ................................................................................ 895,071
    Class C ................................................................................ 212,690
    Class R ................................................................................ 9,878
Transfer agent fees: (Note 3e )
    Class Z ................................................................................ 928,462
    Class A ................................................................................ 279,262
    Class C ................................................................................ 16,590
    Class R ................................................................................ 1,541
    Class R6 ............................................................................... 12,567
Custodian fees (Note 4 ) ...................................................................... 19,943
Reports to shareholders fees .................................................................. 112,476
Registration and filing fees .................................................................... 44,247
Professional fees ........................................................................... 94,423
Trustees' fees and expenses .................................................................. 114,655
Dividends on securities sold short .............................................................. 208,431
Other .................................................................................... 294,178
Total expenses ......................................................................... 13,982,278
Expense reductions (Note 4 ) ............................................................... (1,607)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (9,114)
Net expenses ......................................................................... 13,971,557
Net investment income ................................................................ 51,443,366

Franklin Mutual Series Funds
Financial Statements
Statement of Operations
(continued)
for the six months ended June 30, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
27
Franklin Mutual
Quest Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 175,705,509
Non-controlled affiliates (Note 3 f and 13 ) ...................................................... 155,946,794
Written options ........................................................................... 887,689
Foreign currency transactions ................................................................ (595,075)
Forward exchange contracts ................................................................. 20,706,213
Futures contracts ......................................................................... 4,859,912
Securities sold short ....................................................................... (37,303,927)
Net realized gain (loss) .................................................................. 320,207,115
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (542,326,213)
Non-controlled affiliates (Note 3 f and 13 ) ...................................................... (146,370,015)
Translation of other assets and liabilities denominated in foreign currencies .............................. (260,356)
Written options ........................................................................... (5,873,527)
Forward exchange contracts ................................................................. 7,676,707
Futures contracts ......................................................................... 2,486,061
Securities sold short ....................................................................... 65,072,067
Net change in unrealized appreciation (depreciation) ............................................ (619,595,276)
Net realized and unrealized gain (loss) ............................................................ (299,388,161)
Net increase (decrease) in net assets resulting from operations .......................................... $(247,944,795)

Franklin Mutual Series Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
28
Franklin Mutual Quest Fund
Six Months Ended
June 30, 2022
(unaudited)
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $51,443,366 $50,326,256
Net realized gain (loss) ................................................. 320,207,115 (19,315,976)
Net change in unrealized appreciation (depreciation) ........................... (619,595,276) 331,913,562
Net increase (decrease) in net assets resulting from operations ................ (247,944,795) 362,923,842
Distributions to shareholders:
Class Z ............................................................. — (61,256,361)
Class A ............................................................. — (16,953,669)
Class C ............................................................. — (596,751)
Class R ............................................................. — (57,448)
Class R6 ............................................................ — (1,024,107)
Total distributions to shareholders .......................................... — (79,888,336)
Capital share transactions: (Note 2 )
Class Z ............................................................. (92,619,907) (284,073,890)
Class A ............................................................. (22,302,858) (99,882,523)
Class C ............................................................. (3,535,753) (27,037,736)
Class R ............................................................. 2,924,500 (61,224)
Class R6 ............................................................ (1,821,603) (12,549,942)
Total capital share transactions ............................................ (117,355,621) (423,605,315)
Net increase (decrease) in net assets ................................... (365,300,416) (140,569,809)
Net assets:
Beginning of period ..................................................... 3,207,902,237 3,348,472,046
End of period .......................................................... $2,842,601,821 $3,207,902,237

Franklin Mutual Series Funds

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Franklin Mutual Quest Fund
1. Organization and Significant Accounting Policies
Franklin Mutual Series Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of six separate
funds and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP). Franklin Mutual Quest Fund (Fund) is included
in this report. The Fund offers five classes of shares: Class
Z, Class A, Class C, Class R and Class R6. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in  open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Mutual Quest Fund
(continued)
such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
June 30, 2022, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a Delayed Delivery Basis
The Fund purchases securities on a delayed delivery basis,
with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and
are subject to the risk that the value at delivery may be
more or less than the trade date purchase price. Although
the Fund will generally purchase these securities with the
intention of holding the securities, it may sell the securities before the settlement date.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Mutual Quest Fund
(continued)
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage exposure to certain foreign currencies.
A futures contract is an agreement between the Fund and a
counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of
Assets and Liabilities.
The Fund entered into OTC forward exchange contracts
primarily to manage exposure to certain foreign currencies.
A forward exchange contract is an agreement between the
Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund purchased or wrote exchange traded option
contracts primarily to manage exposure to equity price risk.
An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When
an option is purchased or written, an amount equal to the
premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition
cost or sales proceeds of the underlying investment is
adjusted by any premium received or paid. Upon expiration
of an option, any premium received or paid is recorded as
a realized gain or loss. Upon closing an option other than
through expiration or exercise, the difference between the
premium received or paid and the cost to close the position
is recorded as a realized gain or loss.
See Note 12 regarding other derivative information.
e. Securities Sold Short
The Fund is engaged in selling securities short, which
obligates the Fund to replace a borrowed security with the
same security at current fair value. The Fund incurs a loss
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Mutual Quest Fund
(continued)
if the price of the security increases between the date of
the short sale and the date on which the Fund replaces the
borrowed security. The Fund realizes a gain if the price of
the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Fund is required to establish a margin account with the
broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements
until the short position is closed out. A deposit must also be maintained with the Fund's custodian/counterparty broker
consisting of cash and/or securities having a value equal
to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the
securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short.
Such dividends and/or interest and any security borrowing
fees are recorded as an expense to the Fund.
f. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement.
The Fund may receive income from the investment of cash
collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid
to the securities lending agent and/or third-party vendor,
is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any
cash collateral investment, securities loaned, and the risk
that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower. At June 30, 2022, the
Fund had no securities on loan.
g. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the London InterBank Offered Rate (LIBOR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
h. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
1. Organization and Significant Accounting Policies
(continued)
e. Securities Sold Short
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Mutual Quest Fund
(continued)
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2022, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
i. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income. Facility
fees are recognized as income over the expected term
of the loan. Dividend income and dividends declared on
securities sold short are recorded on the ex-dividend date
except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
j. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
k. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust .
Additionally, in the normal course of business, the Trust ,
on behalf of the Fund , enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
h. Income and Deferred Taxes
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Mutual Quest Fund
(continued)
2. Shares of Beneficial Interest
At June 3 0 , 202 2 , there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
1
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
June 30, 2022
Year Ended
December 31, 2021
Shares Amount Shares Amount
Class Z Shares:
Shares sold ................................... 7,050,353 $105,052,680 8,934,947 $127,490,122
Shares issued in reinvestment of distributions .......... — — 4,090,779 58,092,057
Shares redeemed ............................... (13,658,795) (197,672,587) (33,019,969) (469,656,069)
Net increase (decrease) .......................... (6,608,442) $(92,619,907) (19,994,243) $(284,073,890)
Class A Shares:
Shares sold
a
................................... 3,001,349 $43,421,912 3,890,182 $54,984,975
Shares issued in reinvestment of distributions .......... — — 1,170,021 16,334,740
Shares redeemed ............................... (4,569,978) (65,724,770) (12,246,018) (171,202,238)
Net increase (decrease) .......................... (1,568,629) $(22,302,858) (7,185,815) $(99,882,523)
Class C Shares:
Shares sold ................................... 215,341 $3,086,848 334,809 $4,649,090
Shares issued in reinvestment of distributions .......... — — 42,473 590,978
Shares redeemed
a
.............................. (463,196) (6,622,601) (2,308,765) (32,277,804)
Net increase (decrease) .......................... (247,855) $(3,535,753) (1,931,483) $(27,037,736)
Class R Shares:
Shares sold ................................... 251,720 $3,609,584 59,804 $831,305
Shares issued in reinvestment of distributions .......... — — 4,187 57,448
Shares redeemed ............................... (48,891) (685,084) (68,758) (949,977)
Net increase (decrease) .......................... 202,829 $2,924,500 (4,767) $(61,224)
Class R6 Shares:
Shares sold ................................... 308,961 $4,507,923 425,507 $6,035,726
Shares issued in reinvestment of distributions .......... — — 71,637 1,015,856
Shares redeemed ............................... (433,605) (6,329,526) (1,386,459) (19,601,524)
Net increase (decrease) .......................... (124,644) $(1,821,603) (889,315) $(12,549,942)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Mutual Quest Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2022, the annualized gross effective investment management fee rate was 0.675% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Fund. The fee is paid by
Franklin Mutual based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class Z and Class R6 shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
Annualized Fee Rate Net Assets
0.675% Up to and including $5 billion
0.645% Over $5 billion, up to and including $7 billion
0.625% Over $7 billion, up to and including $10 billion
0.615% In excess of $10 billion
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $17,084
CDSC retained .............................................................................. $2,905
3. Transactions with Affiliates
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Mutual Quest Fund
(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended June 30, 2022, the Fund paid transfer agent fees of $1,238,422, of which $631,645 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2022, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.02% based on the average net assets of the class until April 30, 202 3 .
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2022, the custodian fees were reduced as noted in the Statement of Operations.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Mutual Quest Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.895% $— $10,361,000 $(10,361,000) $— $— $— — $432
Total Affiliated Securities ... $— $10,361,000 $(10,361,000) $— $— $— $432
3. Transactions with Affiliates
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Mutual Quest Fund
(continued)
5. Independent Trustees' Retirement Plan
On January 1, 1993, the Trust adopted an Independent Trustees’ Retirement Plan (Plan). The Plan is an unfunded defined benefit plan that provides benefit payments to Trustees whose length of service and retirement age meets the eligibility requirements of the Plan. Benefits under the Plan are based on years of service and fees paid to each trustee at the time of retirement. Effective in December 1996, the Plan was closed to new participants.
During the period ended June 30, 2022, the Fund’s projected benefit obligation and benefit payments under the Plan were as follows:
6. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2021, the capital loss carryforwards were as follows:
At June 30, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions, bond discounts and premiums and wash sales.
7. Investment Transactions
Purchases and sales of investments (excluding short term securities and securities sold short) for the period ended June 30,
2022, aggregated $2,081,425,481 and $1,933,274,937, respectively.
8. Credit Risk and Defaulted Securities
The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that
a
Projected benefit obligation at June 3 0 , 2022 .......... $423,705
b
Increase (decrease) in projected benefit obligation ...... $24,466
Benefit payments made to retired trustees ............. $—
a
The projected benefit obligation is included in trustees’ fees and expenses in the Statement of Assets and Liabilities.
b
The increase (decrease) in projected benefit obligation is reflected in trustees’ fees and expenses in the Statement of Operations.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $70,611,298
Long term ................................................................................ 531,736,496
Total capital loss carryforwards ............................................................... $602,347,794
Cost of investments .......................................................................... $3,055,592,519
Unrealized appreciation ........................................................................ $199,609,123
Unrealized depreciation ........................................................................ (504,594,407)
Net unrealized appreciation (depreciation) .......................................................... $(304,985,284)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Mutual Quest Fund
(continued)
distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the
Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.
At June 30, 2022, the Fund did not hold any distressed company securities for which interest recognition has been discontinued.
9. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
10. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
11. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At June 30, 2022, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Principal
Amount /
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Mutual Quest Fund
128,313 Intelsat Jackson Holdings SA, 12/05/25 ........... 2/18/22 $ — $ —
2,548,299 International Automotive Components Group Brazil LLC 4/13/06 - 12/26/08 1,692,334 59,916
224,279 Sorenson Communica tions LLC, Membership Interests 4/01/22 — —
106,532
Sorenson Communications LLC, Membership Interests,
B ...................................... 4/30/14 — 21,839,158
23,563,302
Sorenson Communications LLC, Term Loan, A, PIK,
10%, 3/01/30 ............................. 4/01/22 23,563,302 23,563,302
96,452,822
Sorenson Communications LLC, Term Loan, B, PIK, 8%,
3/01/30 .................................. 4/01/22 96,452,822 96,452,822
1 Tenerity, Inc. ............................... 1/31/22 204 25
48,380 Tenerity, Inc., 4/10/24 ......................... 5/11/17 6,590,959 252,576
8. Credit Risk and Defaulted Securities
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Mutual Quest Fund
(continued)
12. Other Derivative Information
At June 30, 2022, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Principal
Amount/
Shares/
Warrants Issuer
Acquisition
Date Cost Value
Franklin Mutual Quest Fund (continued)
7,104 Wayne Services Legacy, Inc. ................... 1/22/19 $ — $ —
1,623,438 Windstream Holdings, Inc. ..................... 9/21/20 12,859,476 23,301,258
91,545 Windstream Holdings, Inc., 9/21/55 .............. 9/21/20 1,161,706 1,313,948
Total Restricted Securities (Value is 5.9% of Net Assets) .............. $142,320,803 $166,783,005
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Mutual Quest Fund
Foreign exchange contracts ..
Variation margin on futures
contracts
$ 956,382
a
Variation margin on futures
contracts
$ —
Unrealized appreciation on OTC
forward exchange contracts
23,775,276 Unrealized depreciation on OTC
forward exchange contracts
6,267,718
Equity contracts ...........
Investments in securities, at value 5,000
b
Options written, at value 7,642,465
Total .................... $24,736,658 $13,910,183
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
b
Purchased option contracts are included in investments in securities, at value in the Statement of Assets and Liabilities.
11. Restricted Securities
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Mutual Quest Fund
(continued)
For the period ended June 30, 2022, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 3 0 , 202 2 , the average month end notional amount of futures contracts and options represented
$ 82 , 547 , 066 and 645,500 shares, respectively. The average month end contract value of forward exchange contracts was
$ 538,395,908.
At June 30, 2022, OTC derivative assets and liabilities are as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Mutual Quest Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Futures contracts $4,859,912 Futures contracts $2,486,061
Forward exchange contracts 20,706,213 Forward exchange contracts 7,676,707
Equity Contracts ..............
Investments — Investments (328,701)
a
Written options 887,689 Written options (5,873,527)
Total ....................... $26,453,814 $3,960,540
a
Purchased option contracts are included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Franklin Mutual Quest Fund
Derivatives
Forward exchange contracts ............................. $ 23,775,276 $ 6,267,718
Total ............................................. $23,775,276 $6,267,718
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
12. Other Derivative Information
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Mutual Quest Fund
(continued)
At June 30, 2022, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
At June 30, 2022, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(d) regarding derivative financial instruments.
See Abbreviations on page 46.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a,b
Cash
Collateral
Received
b
Net Amount
(Not less
than zero)
Franklin Mutual Quest Fund
Counterparty
BOFA .................... $8,388,204 $(3,471,128) $(4,917,076) $— $—
HSBK ................... 9,583,154 (343,553) (6,773,951) — 2,465,650
SSBT .................... 2,835,717 (599,312) — (2,236,405) —
UBSW ................... 2,968,201 (1,853,725) (896,313) — 218,163
Total ................... $23,775,276 $(6,267,718) $ (12,587,340) $(2,236,405) $2,683,813
$ 1
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Franklin Mutual Quest Fund
Counterparty
BOFA .................... $3,471,128 $(3,471,128) $— $— $—
HSBK ................... 343,553 (343,553) — — —
SSBT .................... 599,312 (599,312) — — —
UBSW ................... 1,853,725 (1,853,725) — — —
Total ................... $6,267,718 $(6,267,718) $— $— $—
a
At June 30, 2022, the Fund received United Kingdom Treasury Bonds and U.S. Treasury Bills, Bonds and Notes as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
12. Other Derivative Information
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Mutual Quest Fund
(continued)
13. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended June 30, 2022, investments in “affiliated companies” were as follows:
14. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers,
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount Held
at End
of Period
Investment
Income
Franklin Mutual Quest Fund
Non-Controlled Affiliates
Dividends
Sorenson Communications
LLC, Membership
Interests ......... $ — $ —
a
$ — $ — $ — $ — 224,279 $ —
Sorenson Communications
LLC, Membership
Interests ......... 168,209,173 — (155,543,022)
a
155,543,022 (168,209,173) —
b
— —
Sorenson Communications
LLC, Membership
Interests, B ....... — —
a
— — 21,839,158 21,839,158 106,532 —
Wayne Services Legacy,
Inc. ............ — — (403,772)
a
403,772 — — 7,104 —
Interest
Sorenson Communications
LLC, Term Loan, A, PIK,
10%, 3/01/30 ...... — 23,563,302
a
— — — 23,563,302 23,563,302 581,100
Sorenson Communications
LLC, Term Loan, B, PIK,
8%, 3/01/30 ....... — 96,452,822
a
— — — 96,452,822 96,452,822 1,912,246
Total Affiliated Securities
(Value is 5.0% of Net
Assets) .......... $168,209,173 $120,016,124 $(155,946,794) $ 155, 9 4 6 , 794 $ (146,370,015) $141,855,282 $2,493,346
a
May include accretion, amortization, partnership adjustments, and/or corporate actions.
b
As of June 30, 2022, no longer held by the fund.

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Mutual Quest Fund
(continued)
including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2022, the Fund did not use the
Global Credit Facility.
15. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2022, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 3,944,067 $ — $ — $ 3,944,067
Airlines .............................. 8,901,331 — — 8,901,331
Auto Components ...................... — — 59,916 59,916
Automobiles .......................... 27,459,982 — — 27,459,982
Banks ............................... 110,314,909 50,754,384 — 161,069,293
Beverages ........................... — 18,192,172 — 18,192,172
Chemicals ........................... 7,087,186 49,110,929 — 56,198,115
Commercial Services & Supplies ........... 12,185,038 — — 12,185,038
Communications Equipment .............. — — 21,839,158
a
21,839,158
Diversified Financial Services ............. 68,967,589 14,458,225 — 83,425,814
Diversified Telecommunication Services ..... — 20,117,821 23,301,258 43,419,079
Electrical Equipment .................... 6,705,522 — — 6,705,522
Electronic Equipment, Instruments &
Components ........................ 17,594,507 — — 17,594,507
Entertainment ......................... 115,364,505 — — 115,364,505
Equity Real Estate Investment Trusts (REITs) . 45,592,807 — — 45,592,807
Food Products ........................ — 17,651,551 — 17,651,551
Health Care Equipment & Supplies ......... 62,137,445 — — 62,137,445
Health Care Providers & Services .......... 12,975,837 — — 12,975,837
Household Durables .................... 27,219,976 — — 27,219,976
Household Products .................... — 18,231,389 — 18,231,389
Insurance ............................ 206,367,064 178,972,393 — 385,339,457
Internet & Direct Marketing Retail .......... 12,123,845 — — 12,123,845
IT Services ........................... 130,807,573 — — 130,807,573
Media ............................... 110,780,179 — 25 110,780,204
Oil, Gas & Consumable Fuels ............. 16,114,878 23,188,844 — 39,303,722
Pharmaceuticals ....................... 130,197,526 3,428,210 — 133,625,736
Professional Services ................... 41,222,397 — — 41,222,397
14. Credit Facility
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Mutual Quest Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the be ginning and/or end of the period . At  June 3 0 , 202 2 , the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Quest Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Real Estate Management & Development .... $ — $ 7,380,536 $ — $ 7,380,536
Semiconductors & Semiconductor Equipment . 25,337,442 2,295,155 — 27,632,597
Software ............................. 78,402,146 — — 78,402,146
Specialty Retail ........................ 11,129,348 27,773,504 —
a
38,902,852
Technology Hardware, Storage & Peripherals . 10,747,679 — — 10,747,679
Tobacco ............................. 6,630,611 7,447,258 — 14,077,869
Wireless Telecommunication Services ....... 29,283,224 — — 29,283,224
Preferred Stocks :
Automobiles .......................... — 25,509,378 — 25,509,378
Oil, Gas & Consumable Fuels ............. 3,906,787 — — 3,906,787
Rights ................................ — — —
a
—
Warrants :
Diversified Telecommunication Services ..... — — 1,313,948 1,313,948
Media ............................... — 5,141 252,576 257,717
Software ............................. 12,383 — — 12,383
Wireless Telecommunication Services ....... 1,066,864 — — 1,066,864
Private Limited Partnership Funds ............ 11,040,906 — — 11,040,906
Corporate Bonds ........................ — 639,333,695 — 639,333,695
Senior Floating Rate Interests ............... — 104,237,488 120,016,124 224,253,612
Asset-Backed Securities .................. — 2,343,515 — 2,343,515
Companies in Liquidation .................. — — —
a
—
Options purchased ....................... — 5,000 — 5,000
Short Term Investments ................... — 51,203,635 — 51,203,635
Total Investments in Securities ........... $1,351,621,553 $1,261,640,223
b
$166,783,005 $2,780,044,781
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 23,775,276 $ — $ 23,775,276
Futures contracts ........................ 956,382 — — 956,382
Total Other Financial Instruments ......... $956,382 $23,775,276 $— $24,731,658
Liabilities:
Other Financial Instruments:
Options written .......................... $ 7,642,465 $ — $ — $ 7,642,465
Securities Sold Short ..................... 40,259,021 — — 40,259,021
Forward exchange contracts ................ — 6,267,718 — 6,267,718
Total Other Financial Instruments ......... $47,901,486 $6,267,718 $— $54,169,204
a
Includes securities determined to have no value at June 30, 2022.
b
Includes foreign securities valued at $464,511,749, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
15. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Mutual Quest Fund
(continued)
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of June 30, 2022, are as follows:
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks :
Auto Components .... $ 96,476 $ — $ — $ — $ — $ — $ — $ (36,560) $ 59,916 $ (36,560)
Communications
Equipment ....... 168,209,173 —
c
(155,543,022) — — — 155,543,022 (146,370,015) 21,839,158
c
21,839,158
Diversified
Telecommunication
Services ........ 28,576,119 — — — — — — (5,274,861) 23,301,258 (5,274,861)
Media ........... — 204 — — — — — (179) 25 (179)
Specialty Retail ..... —
c
— (403,772) — — — 403,772 — —
c
—
Rights :
Diversified
Telecommunication
Services ........ — —
c
— — — — — — —
c
—
Warrants :
Diversified
Telecommunication
Services ........ 1,611,396 — — — — — — (297,448) 1,313,948 (297,448)
Media ........... 183,988 — (136) — — — — 68,724 252,576 68,591
Senior Floating Rate
Interests :
Communications
Equipment ....... — 120,016,124 — — — — — — 120,016,124 —
Companies in Liquidation —
c
— (85,814) — — — 85,814 — —
c
—
Total Investments in
Securities ............ $198,677,152 $120,016,328 $(156,032,744) $— $— $— $156,032,608 $(151,910,339) $166,783,005 $16,298,701
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes securities determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Assets:
Investments in Securities:
Common Stocks:
Diversified Telecommunication
Services
...................
$23,301,258 Market comparables Discount for lack of
marketability
10.0% Decrease
b
EV/EBITDA multiple 3.4x Increase
c
All Other Investments
..........
143,481,747
d,e
Total
.......................
$166,783,005
15. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Mutual Quest Fund
(continued)
16. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-
04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In
January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity
Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15,
2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.
17. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b
Represents a significant impact to fair value but not net assets.
c
Represents a significant impact to fair value and net assets.
d
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third party pricing information which is unobservable.
e
Includes Sorenson Communications LLC valued at $141,855,282, which is valued using recent transactions as a result of a corporate action.
f
Includes securities determined to have no value at June 30, 2022.
Abbreviations List
EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value
Counterparty
BOFA
Bank of America N.A.
HSBK
HSBC Bank plc
SSBT
State Street Bank and Trust Co.
UBSW
UBS AG
Currency
EUR
Euro
GBP
British Pound
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
CME
Chicago Mercantile Exchange
FHLB
Federal Home Loan Banks
LIBOR
London Inter-Bank Offered Rate
PIK
Payment-In-Kind
SOFR
Secured Overnight Financing Rate
15. Fair Value Measurements
(continued)

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Shareholder Information

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Board Approval of Investment
Management Agreements
FRANKLIN MUTUAL SERIES FUNDS
Franklin Mutual Quest Fund (the “Fund”)
The Board of Trustees (Board), including a majority of
trustees that are not “interested persons” as such term is
defined in section 2(a)(19) of the Investment Company Act of
1940 (hereinafter referred to as “independent trustees”), at a meeting held on May 24, 2022, unanimously approved the
renewal of the Fund’s investment management agreement.
Prior to a meeting of all of the trustees for the purpose
of considering such renewal, the independent trustees
participated in two other meetings held in connection
with the renewal process. Throughout the process, the
independent trustees received assistance and advice
from and met separately with independent counsel. The
independent trustees met with and interviewed officers of
the investment manager (including portfolio managers),
the transfer agent and shareholder services group and
the distributor. In approving the renewal of the investment
management agreement for the Fund, the Board, including
the independent trustees, determined that the investment
management fee structure was fair and reasonable and that
continuance of the agreement was in the best interests of
the Fund and its shareholders.
In reaching their decision on the investment management
agreement, the trustees took into account information
furnished throughout the year at Board meetings, as well
as information specifically requested and furnished for
the renewal process, which culminated in the meetings
referred to above for the specific purpose of considering
such agreement. Information furnished throughout the year
included, among others, reports on the Fund’s investment
performance, expenses, portfolio composition, portfolio
brokerage execution, client commission arrangements,
derivatives, securities lending, asset segregation, portfolio turnover, Rule 12b-1 plan, distribution, shareholder servicing, legal and compliance matters, pricing of securities, sales
and redemptions, and marketing support payments made
to financial intermediaries, as well as a third-party survey of transfer agent fees charged to funds within the Franklin
Templeton (FT) complex in comparison with those charged
to other fund complexes deemed comparable. Also, related
financial statements and other information about the scope
and quality of services provided by the investment manager
and its affiliates and enhancements to such services over the past year were provided. In addition, the trustees received
periodic reports throughout the year and during the renewal
process relating to compliance with the Fund’s investment
policies and restrictions. During the renewal process, the
independent trustees considered the investment manager’s
methods of operation within the Franklin Templeton group
and its activities on behalf of other clients. The Board also reviewed and considered an annual report on payments
made by FT or the Fund to financial intermediaries, as
well as a memorandum relating to third-party servicing
arrangements, which included discussion of the changing
distribution landscape for the Fund.
The information obtained by the trustees during the
renewal process also included a special report prepared
by Broadridge Financial Solutions, Inc., an independent
third-party analyst that utilizes data from Lipper, Inc.
(“Lipper”), comparing the Fund’s investment performance
and expenses with those of other mutual funds deemed
comparable to the Fund as selected by Lipper (Broadridge
Section 15(c) Report). The trustees reviewed the Broadridge
Section 15(c) Report and its usefulness in the renewal
process with respect to matters such as comparative fees,
expenses, expense ratios, performance and volatility. They
concluded that the report continues to be a reliable resource in the performance of their duties.
In addition, the trustees received a Profitability Study
(Profitability Study) prepared by management discussing
the profitability to FT from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Over the past year, the Board and counsel to the independent trustees
continued to receive reports on management’s handling of
recent regulatory inquiries and pending legal actions against the investment manager and its affiliates. The independent
trustees were satisfied with the actions taken to date by
management in response to such regulatory and legal
matters.
The trustees reviewed the personnel, operations, financial
condition, and investment management capabilities,
methodologies and resources of the investment manager.
As part of this review, particular attention was given to
management’s diligent risk management program, including
continual monitoring and management of cybersecurity,
liquidity and counterparty credit risk, and attention given to derivatives and other complex instruments that are held and
expected to be held by the Fund and how such instruments
are used to carry out the Fund’s investment goal(s).
The Board also took into account, among other things,
management’s efforts in establishing a global credit facility

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for the benefit of the Fund and other accounts managed by
FT to provide a source of cash for temporary and emergency
purposes or to meet unusual redemption requests as well
as the strong financial position of the investment manager’s parent company and its commitment to the mutual fund
business. The Board noted management’s continuing
efforts and expenditures in establishing effective business
continuity plans and developing strategies to address areas
of heightened concern in the mutual fund industry, such as
cybersecurity in the current work-from-home environment
and liquidity risk management. The Board also recognized
management’s commitment to facilitating Board oversight
of particular areas, including derivatives and payments to
intermediaries, by enhanced reporting.
In addition to the above and other matters considered by
the trustees throughout the course of the year, the following discussion relates to certain primary factors relevant to the
Board’s decision. This discussion of the information and
factors considered by the Board (including the information
and factors discussed above) is not intended to be
exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors
considered, the Board did not, unless otherwise noted, find
it practicable to quantify or otherwise assign relative weights to the foregoing factors. In addition, individual trustees may have assigned different weights to various factors.
NATURE, EXTENT AND QUALITY OF SERVICES
The trustees reviewed the nature, extent and quality of the
services provided, and to be provided, by the investment
manager. The trustees cited the investment manager’s
ability to implement the Fund’s disciplined value investment approach and its long-term relationship with the Fund as
reasons that shareholders choose to invest, and remain
invested, in the Fund. The trustees reviewed the Fund’s
portfolio management team, including its performance,
staffing, skills and compensation program. With respect to
portfolio manager compensation, management assured
the trustees that the Fund’s long-term performance is a
significant component of incentive-based compensation
and noted that a portion of a portfolio manager’s incentive-
based compensation is paid in shares of pre- designated
funds from the portfolio manager’s fund management area.
The trustees noted that the portfolio manager compensation
program aligned the interests of the portfolio managers with that of shareholders of the Fund. The trustees discussed
with management various other products, portfolios and
entities that are advised by the investment manager and the
allocation of assets and expenses among and within them,
as well as their relative fees and reasons for differences with respect thereto and any potential conflicts. During regular
Board meetings and the aforementioned meetings of the
independent trustees, the trustees received reports and
presentations on the investment manager’s best execution
trading policies. The trustees considered periodic reports
provided to them showing that the investment manager
complied with the investment policies and restrictions of the
Fund as well as other reports periodically furnished to the
Board covering matters such as the compliance of portfolio
managers and other management personnel with the code
of ethics covering the investment management personnel,
the adherence to fair value pricing procedures established by the Board and the accuracy of net asset value calculations.
The Board noted the extent of the benefits provided to Fund
shareholders from being part of the Franklin Templeton
group of funds, including the right to exchange investments
between funds (same class) without a sales charge, the
ability to reinvest Fund dividends into other funds and the
right to combine holdings of other funds to obtain reduced
sales charges. The Board considered the investment
manager’s significant efforts in developing and implementing compliance procedures established in accordance with SEC
and other requirements.
The Board considered the nature, extent and quality of
the services to be provided under the Fund’s other service
agreements to determine that, on an overall basis, Fund
shareholders were well served. In this connection, the
Board also took into account transfer agent and shareholder
services provided to Fund shareholders by an affiliate of
the investment manager, and favorable periodic reports
on shareholder services conducted by independent third
parties. While such considerations directly affected the
trustees’ decision in renewing the Fund’s transfer agent and shareholder services agreement, the Board also considered
these commitments as incidental benefits to Fund
shareholders deriving from the investment management
relationship.
Based on their review, the trustees were satisfied with the
nature and quality of the overall services provided, and to be provided, by the investment manager and its affiliates to the
Fund and its shareholders and were confident in the abilities of the management team to continue the disciplined value
investment approach of the Fund and to provide quality
services to the Fund and its shareholders.
INVESTMENT PERFORMANCE
The trustees reviewed and placed significant emphasis
on the investment performance of the Fund over the one-,
three-, five- and 10-year periods ended December 31, 2021.
They considered the history of performance of the Fund
relative to various benchmarks. As part of their review, they

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inquired of management regarding benchmarks, style drift
and restrictions on permitted investments. Consideration was also given to performance in the context of available levels of cash during the periods.
The trustees had meetings during the year, including the
meetings referred to above held in connection with the
renewal process, with the Fund’s portfolio managers to
discuss performance and the management of the Fund.
In addition to the materials provided by management in
connection with the renewal process, the independent
trustees requested throughout the year (and received)
additional presentations from the investment manager
and senior management of FT regarding the performance
of the investment manager and the Fund. As part of
these presentations, the investment manager and senior
management of FT reviewed enhancements that have been
made, and are being made, to the investment manager’s
investment process.
Particular attention in assessing performance was given to
the Broadridge Section 15(c) Report. That report showed
the investment performance of the Fund (Class A shares) in
comparison to other funds determined comparable by Lipper.
The comparable funds to the Fund, as chosen by Lipper,
included all retail and institutional flexible portfolio funds.
The Fund had total returns in the middle performing quintile for the one-year period ended December 31, 2021, and had
annualized total returns for the three- and five-year periods also in the lowest performing quintiles. The trustees noted
that the Fund’s total return on an annualized basis for the 10-
year period ended December 31, 2021 was in the second-
lowest performing quintile. The trustees also compared
Fund performance to other industry benchmarks, including
measures of risk-adjusted performance of a fund, as part
of their evaluation of investment performance. The trustees
discussed with management the reasons for the relative
underperformance for the three-, five- and 10-year periods
ended December 31, 2021. The Board was encouraged
by improved performance in 2021 and did not believe that
any changes with respect to the Fund were warranted at
the time, particularly since the recent personnel changes
had taken effect on November 2, 2020 and the continued
enhancements to the investment manager’s personnel and
investment process. The Board noted that it would continue
to monitor future performance.
COMPARATIVE EXPENSES AND MANAGEMENT
PROFITABILITY
The trustees considered the cost of the services provided
and to be provided and the profits realized by the investment manager and its affiliates from their respective relationships with the Fund. As part of the renewal process, the trustees
explored with management the trends in expense ratios over
the past three fiscal years and the reasons for any increases in the Fund’s expense ratios (or components thereof). In
considering the appropriateness of the management fee and
other expenses charged to the Fund, the Board took into
account various factors including investment performance
and matters relating to Fund operations, including, but
not limited to, the quality and experience of its portfolio
managers and research staff. Consideration was also
given to a comparative analysis in the Broadridge Section
15(c) Report of the investment management fee and total
expense ratio of the Fund in comparison with those of a
group of other funds selected by Lipper as its appropriate
Lipper expense group. Lipper expense data is based upon
information taken from each fund’s most recent annual
report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed
the independent analysis conducted by Lipper to be an
appropriate measure of comparative expenses.
In reviewing comparative costs, emphasis was given to the
Fund’s contractual management fee in comparison with the
contractual management fee that would have been charged
by other funds within its Lipper expense group assuming
they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its
Lipper expense group. The Lipper contractual management
fee analysis includes administrative charges as being part of the management fee, and total expenses, for comparative
consistency, are shown by Lipper for Fund Class A shares.
The Fund’s contractual management fee rate was in the
middle quintile of its Lipper expense group and its total
expenses were also in the middle quintile of such group.
The Board was satisfied with such comparative fees and
expenses.
The trustees also reviewed the Profitability Study addressing profitability of Franklin Resources, Inc., from its overall
U.S. fund business, as well as profitability to the Fund’s
investment manager and its affiliates, from providing
investment management and other services to the Fund
during the 12-month period ended September 30, 2022,
the most recent fiscal year-end of Franklin Resources, Inc.

Franklin Mutual Series Funds
Shareholder Information

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Semiannual Report
The trustees reviewed the basis on which such reports are
prepared and the cost allocation methodology utilized in
the Profitability Study, it being recognized that allocation methodologies may each be reasonable while producing
different results. In this respect, the Board noted that the reasonableness of the cost allocation methodologies was
reviewed by independent accountants on an every other
year basis.
The independent trustees met with management to discuss
the Profitability Study. This included, among other things,
a comparison of investment management income with
investment management expenses of the Fund; comparison
of underwriting revenues and expenses; the relative
relationship of investment management and underwriting
expenses; shareholder servicing profitability; economies
of scale; and the relative contribution of the Fund to the
profitability of the investment manager and its parent.
In discussing the Profitability Study with the Board, the
investment manager stated its belief that the costs incurred in establishing the infrastructure necessary to operate
the type of mutual fund operations conducted by it and its
affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability.
The Board also took into account management’s
expenditures in improving shareholder services provided to
the Fund, as well as the need to meet additional regulatory
and compliance requirements. The trustees also considered
the extent to which the investment manager may derive
ancillary benefits from Fund operations, including those
derived from economies of scale, discussed below, the
allocation of Fund brokerage and the use of commission
dollars to pay for research and other similar services.
Based upon their consideration of all these factors, the
trustees determined that the level of profits realized by the investment manager and its affiliates in providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.
ECONOMIES OF SCALE
The Board considered economies of scale realized by the
investment manager and its affiliates as the Fund grows
larger and the extent to which they are shared with Fund
shareholders, as for example, in the level of the investment management fee charged, in the quality and efficiency of
services rendered and in increased capital commitments
benefiting the Fund directly or indirectly. While recognizing that any precise determination is inherently subjective, the trustees noted that, based upon the Profitability Study, as
some funds increase in size, at some point economies of
scale may result in the investment manager realizing a larger profit margin on investment management services provided
to such a fund. The trustees also noted that benefits of
economies of scale will be shared with Fund shareholders
due to the decline in the effective investment management
fee rate as breakpoints are achieved by the Fund.
The trustees noted that breakpoints had been instituted as
part of the Fund’s investment management fee and that the
Board regularly evaluates whether additional breakpoints
are appropriate. The trustees believed the breakpoints
were, and continue to be, appropriate and they agreed to
continue to monitor the appropriateness of the breakpoints.
The trustees also considered the effects an increase in
assets under management would have on the investment
management fee and expense ratio of the Fund. To the
extent further economies of scale may be realized by the
investment manager and its affiliates, the Board believed the investment management fees provide a sharing of benefits
with the Fund and its shareholders.
Liquidity Risk Management Program
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).

Franklin Mutual Series Funds
Shareholder Information

franklintempleton.com
Semiannual Report
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2022, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2021. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

475 S 08/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin Mutual Quest Fund
Investment Manager Distributor Shareholder Services
Franklin Mutual Advisers, LLC Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301 - (Class
A, C, R & R6)
(800) 448-FUND - (Class
Z)

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee
of Listed Registrants.
N/A

Item 6. Schedule of Investments.
N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies.  N/A

Item 8
. Portfolio Managers of Closed-End Management Investment Companies.                                  N/A

Item 9
. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  N/A

Item 10
. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.

The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.
(b) Changes in Internal Controls
.

There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.
Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                       N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
MUTUAL SERIES FUNDS

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  August 26, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  August 26, 2022

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  August 26, 2022